UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

HEALTH CARE REITS — 13.66%
HCP Inc.[a]	3,203,854	$101,401,979
Ventas Inc.[a]	2,426,764	163,442,555
Welltower Inc.[a]	2,481,063	182,085,214

		446,929,748
HOTEL & RESORT REITS — 2.88%
Host Hotels & Resorts Inc.[a]	5,058,860	94,398,327

		94,398,327
INDUSTRIAL REITS — 8.86%
Duke Realty Corp.	2,433,162	69,564,101
Prologis Inc.	3,622,427	220,279,786

		289,843,887
OFFICE REITS — 14.84%
Alexandria Real Estate Equities Inc.[a]	608,198	73,744,008
Boston Properties Inc.[a]	1,052,735	127,286,189
Douglas Emmett Inc.[a]	995,271	38,079,068
Highwoods Properties Inc.[a]	695,731	35,844,061
Kilroy Realty Corp.[a]	669,089	46,441,467
SL Green Realty Corp.[a]	688,291	71,079,812
Vornado Realty Trust[a]	1,174,365	93,185,863

		485,660,468
RESIDENTIAL REITS — 19.35%
American Campus Communities Inc.[a]	912,132	43,727,608
AvalonBay Communities Inc.	939,786	180,767,837
Equity Lifestyle Properties Inc.[a]	558,132	48,724,924
Equity Residential	2,512,133	170,975,772
Essex Property Trust Inc.	448,565	117,389,461
UDR Inc.	1,828,838	71,489,277

		633,074,879
RETAIL REITS — 20.60%
Federal Realty Investment Trust[a]	493,437	65,444,549
GGP Inc.[a]	3,996,893	90,369,751
Kimco Realty Corp.[a]	2,912,674	58,777,761
National Retail Properties Inc.[a]	1,007,560	40,282,249
Realty Income Corp.[a]	1,855,240	105,859,995
Regency Centers Corp.[a]	999,338	66,176,162
Simon Property Group Inc.	1,560,600	247,355,100

		674,265,567
SPECIALIZED REITS — 19.68%
Digital Realty Trust Inc.[a]	1,089,901	125,709,181
Equinix Inc.	531,757	239,678,833
Extra Space Storage Inc.[a]	861,644	68,500,698

Security	Shares	Value
Public Storage[a]	1,021,891	$210,070,133

		643,958,845

TOTAL COMMON STOCKS
(Cost: $2,974,239,581)		3,268,131,721

SHORT-TERM INVESTMENTS — 5.68%

MONEY MARKET FUNDS — 5.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%b,[c,d]	181,594,291	181,648,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	4,202,993	4,202,993

		185,851,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,815,043)		185,851,762

TOTAL INVESTMENTS IN SECURITIES — 105.55%
(Cost: $3,160,054,624)[e]		3,453,983,483
Other Assets, Less Liabilities — (5.55)%		(181,570,000)

NET ASSETS — 100.00%		$3,272,413,483

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $3,253,337,643. Net unrealized appreciation was $200,645,840, of which $379,693,919 represented gross unrealized appreciation on securities and $179,048,079 represented gross unrealized depreciation on securities.

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,268,131,721	$—	$—	$3,268,131,721
Money market funds	185,851,762	—	—	185,851,762

Total	$3,453,983,483	$—	$—	$3,453,983,483

2

Schedule of Investments  (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 4.31%
Boeing Co. (The)	126,406	$30,648,399
BWX Technologies Inc.	8,107	427,077
General Dynamics Corp.	35,996	7,067,095
HEICO Corp.	1,356	108,982
HEICO Corp. Class A	1,888	134,142
Huntington Ingalls Industries Inc.	4,752	979,435
L3 Technologies Inc.	11,129	1,947,241
Lockheed Martin Corp.	48,834	14,265,876
Northrop Grumman Corp.	18,617	4,898,691
Raytheon Co.	43,400	7,454,818
United Technologies Corp.	122,720	14,550,910

		82,482,666
AIR FREIGHT & LOGISTICS — 1.25%
CH Robinson Worldwide Inc.	29,240	1,918,144
Expeditors International of Washington Inc.	21,779	1,282,347
FedEx Corp.	14,527	3,022,052
United Parcel Service Inc. Class B	160,057	17,652,687

		23,875,230
AIRLINES — 0.09%
Southwest Airlines Co.	31,289	1,736,852

		1,736,852
AUTO COMPONENTS — 0.18%
Autoliv Inc.	14,398	1,560,599
Gentex Corp.	45,145	768,368
Lear Corp.	7,178	1,063,708

		3,392,675
AUTOMOBILES — 0.06%
Harley-Davidson Inc.	12,004	584,235
Thor Industries Inc.	5,258	553,930

		1,138,165
BANKS — 8.84%
Associated Banc-Corp.	26,349	631,059
Bank of the Ozarks Inc.	15,884	685,395
BB&T Corp.	172,821	8,177,890
BOK Financial Corp.	4,209	358,060
Chemical Financial Corp.	13,762	663,191
Columbia Banking System Inc.	11,755	468,319
Comerica Inc.	18,687	1,351,257
Commerce Bancshares Inc./MO	11,982	695,435
Community Bank System Inc.	9,877	542,247
Cullen/Frost Bankers Inc.	11,213	1,017,916
First Financial Bankshares Inc.	10,647	460,483
First Horizon National Corp.	41,457	722,596
First Republic Bank/CA	8,964	899,358
Home BancShares Inc./AR	17,491	433,777
Hope Bancorp Inc.	28,486	502,208

Security	Shares	Value
Huntington Bancshares Inc./OH	209,128	$2,770,946
Independent Bank Corp./Rockland MA	5,268	375,872
JPMorgan Chase & Co.	630,634	57,892,201
KeyCorp	177,973	3,210,633
LegacyTexas Financial Group Inc.	6,999	271,001
MB Financial Inc.	11,775	481,597
Old National Bancorp./IN	37,441	610,288
People’s United Financial Inc.	109,634	1,912,017
PNC Financial Services Group Inc. (The)[a]	66,047	8,506,854
Prosperity Bancshares Inc.	12,012	769,969
Simmons First National Corp. Class A	5,676	309,626
South State Corp.	3,708	310,545
SunTrust Banks Inc.	70,297	4,027,315
TowneBank/Portsmouth VA	9,907	310,089
U.S. Bancorp.	259,398	13,691,026
UMB Financial Corp.	5,618	391,350
Umpqua Holdings Corp.	64,806	1,201,503
Union Bankshares Corp.	9,847	304,174
Webster Financial Corp.	15,972	829,426
Wells Fargo & Co.	977,477	52,725,109
WesBanco Inc.	10,595	405,047
Westamerica Bancorp.	7,117	389,442

		169,305,221
BEVERAGES — 4.25%
Brown-Forman Corp. Class A	7,377	380,211
Brown-Forman Corp. Class B	20,392	1,007,365
Coca-Cola Co. (The)	931,697	42,708,990
Dr Pepper Snapple Group Inc.	34,749	3,167,719
PepsiCo Inc.	292,899	34,154,952

		81,419,237
BIOTECHNOLOGY — 3.03%
AbbVie Inc.	441,751	30,882,813
Amgen Inc.	156,140	27,247,991

		58,130,804
BUILDING PRODUCTS — 0.42%
AO Smith Corp.	12,512	670,018
Apogee Enterprises Inc.	3,462	180,335
Johnson Controls International PLC	171,108	6,664,657
Lennox International Inc.	3,230	552,330

		8,067,340
CAPITAL MARKETS — 3.49%
Ameriprise Financial Inc.	31,394	4,548,363
Bank of New York Mellon Corp. (The)	123,979	6,574,606
BlackRock Inc.[a]	21,793	9,295,368
CBOE Holdings Inc.	8,404	794,430
CME Group Inc.	56,459	6,923,003
Cohen & Steers Inc.	5,962	240,865
Eaton Vance Corp. NVS	21,261	1,043,702
Evercore Partners Inc. Class A	7,008	551,179
FactSet Research Systems Inc.	4,451	744,296
Franklin Resources Inc.	49,541	2,218,446
Goldman Sachs Group Inc. (The)	38,186	8,604,451
Invesco Ltd.	106,967	3,719,243
Janus Henderson Group PLC[b]	17,212	576,430

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
Legg Mason Inc.	16,367	$654,844
MarketAxess Holdings Inc.	2,263	459,140
Moody’s Corp.	16,592	2,184,005
Morningstar Inc.	2,626	216,829
Northern Trust Corp.	28,179	2,465,944
S&P Global Inc.	21,997	3,378,519
SEI Investments Co.	12,009	678,629
State Street Corp.	48,164	4,490,330
T Rowe Price Group Inc.	57,776	4,779,231
TD Ameritrade Holding Corp.	36,274	1,658,810

		66,800,663
CHEMICALS — 3.49%
Air Products & Chemicals Inc.	43,391	6,168,031
Albemarle Corp.	9,928	1,149,662
Ashland Global Holdings Inc.	7,365	478,504
Balchem Corp.	2,007	155,743
Cabot Corp.	12,506	679,451
Celanese Corp. Series A	22,392	2,153,439
Dow Chemical Co. (The)	241,493	15,513,510
Eastman Chemical Co.	28,248	2,349,104
Ecolab Inc.	22,056	2,904,113
FMC Corp.	9,525	727,519
HB Fuller Co.	5,798	298,713
International Flavors & Fragrances Inc.	11,543	1,537,297
LyondellBasell Industries NV Class A	106,258	9,572,783
Monsanto Co.	60,450	7,061,769
NewMarket Corp.	1,187	546,151
PolyOne Corp.	10,428	381,456
PPG Industries Inc.	28,923	3,044,146
Praxair Inc.	50,835	6,616,684
Quaker Chemical Corp.	1,438	204,009
RPM International Inc.	23,173	1,201,983
Scotts Miracle-Gro Co. (The) Class A	8,623	827,722
Sensient Technologies Corp.	5,976	444,375
Sherwin-Williams Co. (The)	6,233	2,102,204
Valvoline Inc.	16,374	371,199
Westlake Chemical Corp.	4,455	313,454

		66,803,021
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	8,165	364,322
Brady Corp. Class A	10,136	336,515
Cintas Corp.	7,407	998,834
Healthcare Services Group Inc.	9,981	521,507
Herman Miller Inc.	11,564	389,418
HNI Corp.	10,254	387,089
Matthews International Corp. Class A	3,677	241,027
MSA Safety Inc.	4,928	395,028
Republic Services Inc.	35,321	2,268,315
Rollins Inc.	9,445	410,007
Steelcase Inc. Class A	24,518	334,671
Waste Management Inc.	70,997	5,335,425

		11,982,158

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.48%
Cisco Systems Inc.	1,367,012	$42,992,527
Harris Corp.	18,113	2,073,395
Motorola Solutions Inc.	27,398	2,484,451

		47,550,373
CONSUMER FINANCE — 0.59%
American Express Co.	90,422	7,706,667
Discover Financial Services	58,286	3,551,949

		11,258,616
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	7,701	623,242
Avery Dennison Corp.	13,641	1,267,658
Bemis Co. Inc.	20,396	864,179
Packaging Corp. of America	17,713	1,939,219
Silgan Holdings Inc.	8,705	263,761
Sonoco Products Co.	24,479	1,186,742
WestRock Co.	54,847	3,149,315

		9,294,116
DISTRIBUTORS — 0.04%
Core-Mark Holding Co. Inc.	5,473	200,695
Genuine Parts Co.	468	39,747
Pool Corp.	4,524	489,135

		729,577
DIVERSIFIED CONSUMER SERVICES — 0.06%
Adtalem Global Education Inc.	6,198	201,435
Service Corp. International/U.S.	24,913	865,229

		1,066,664
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
ATN International Inc.	2,647	153,526

		153,526
ELECTRIC UTILITIES — 1.97%
ALLETE Inc.	11,900	871,913
Alliant Energy Corp.	53,254	2,158,385
Edison International	65,130	5,124,428
El Paso Electric Co.	8,330	432,327
Eversource Energy	72,761	4,423,141
IDACORP Inc.	10,066	869,300
MGE Energy Inc.	5,933	394,841
NextEra Energy Inc.	96,476	14,094,179
Pinnacle West Capital Corp.	25,585	2,218,987
PNM Resources Inc.	16,414	654,098
Portland General Electric Co.	19,332	863,947
Westar Energy Inc.	5,425	275,319
Xcel Energy Inc.	115,048	5,442,921

		37,823,786

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.69%
AZZ Inc.	3,868	$196,108
Eaton Corp. PLC	107,445	8,407,571
Hubbell Inc.	9,835	1,168,300
Regal Beloit Corp.	4,789	399,163
Rockwell Automation Inc.	18,935	3,124,843

		13,295,985
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Amphenol Corp. Class A	20,235	1,550,406
AVX Corp.	13,445	240,262
Corning Inc.	146,129	4,258,199
FLIR Systems Inc.	18,077	674,634
Littelfuse Inc.	1,751	315,495
TE Connectivity Ltd.	53,833	4,327,635

		11,366,631
FOOD & STAPLES RETAILING — 3.15%
Casey’s General Stores Inc.	3,267	348,752
Costco Wholesale Corp.	36,279	5,750,584
CVS Health Corp.	194,820	15,571,963
Kroger Co. (The)	5,060	124,071
Sysco Corp.	89,648	4,717,278
Wal-Mart Stores Inc.	284,089	22,724,279
Walgreens Boots Alliance Inc.	117,809	9,503,652
Whole Foods Market Inc.	40,119	1,675,370

		60,415,949
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.	131,268	5,536,884
Bunge Ltd.	22,562	1,768,635
General Mills Inc.	143,856	8,007,025
Hershey Co. (The)	23,006	2,422,762
Hormel Foods Corp.	1,452	49,615
Ingredion Inc.	9,841	1,213,592
J&J Snack Foods Corp.	1,942	255,179
JM Smucker Co. (The)	1,533	186,873
Kellogg Co.	3,370	229,160
Lancaster Colony Corp.	3,087	378,528
McCormick & Co. Inc./MD NVS	15,802	1,505,930
Tyson Foods Inc. Class A	33,166	2,101,398

		23,655,581
GAS UTILITIES — 0.38%
Atmos Energy Corp.	17,630	1,529,579
National Fuel Gas Co.	19,994	1,183,845
New Jersey Resources Corp.	17,089	720,301
Southwest Gas Holdings Inc.	9,877	791,148
Spire Inc.	11,572	840,127
UGI Corp.	25,631	1,293,596

Security	Shares	Value
WGL Holdings Inc.	10,194	$873,830

		7,232,426
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abbott Laboratories	295,228	14,519,313
Baxter International Inc.	40,208	2,431,780
Becton Dickinson and Co.	25,977	5,231,768
Cantel Medical Corp.	1,457	108,109
CR Bard Inc.	1,997	640,238
DENTSPLY SIRONA Inc.	10,747	666,636
Hill-Rom Holdings Inc.	4,919	366,564
Medtronic PLC	204,509	17,172,621
ResMed Inc.	20,022	1,544,097
STERIS PLC	9,983	817,109
Stryker Corp.	27,620	4,062,902
West Pharmaceutical Services Inc.	3,644	323,223
Zimmer Biomet Holdings Inc.	12,179	1,477,556

		49,361,916
HEALTH CARE PROVIDERS & SERVICES — 1.94%
AmerisourceBergen Corp.	20,433	1,917,024
Anthem Inc.	27,565	5,132,879
Cardinal Health Inc.	57,900	4,473,354
Chemed Corp.	938	185,255
Humana Inc.	7,684	1,776,541
McKesson Corp.	11,335	1,834,796
Owens & Minor Inc.	16,950	546,299
Patterson Companies Inc.	15,336	639,818
Quest Diagnostics Inc.	17,527	1,898,349
UnitedHealth Group Inc.	98,174	18,830,755

		37,235,070
HOTELS, RESTAURANTS & LEISURE — 2.60%
Brinker International Inc.	14,058	498,637
Cheesecake Factory Inc. (The)	6,967	331,490
Cracker Barrel Old Country Store Inc.	5,402	839,741
Darden Restaurants Inc.	23,375	1,960,695
Dunkin’ Brands Group Inc.	16,504	875,207
Marriott International Inc./MD Class A	29,712	3,095,693
McDonald’s Corp.	150,480	23,345,467
Royal Caribbean Cruises Ltd.	22,044	2,492,515
Starbucks Corp.	170,879	9,224,048
Texas Roadhouse Inc.	9,306	440,174
Vail Resorts Inc.	6,158	1,297,860
Wendy’s Co. (The)	29,427	454,353
Wyndham Worldwide Corp.	18,813	1,963,513
Yum! Brands Inc.	40,726	3,073,999

		49,893,392
HOUSEHOLD DURABLES — 0.19%
Leggett & Platt Inc.	27,390	1,319,650
Whirlpool Corp.	13,198	2,347,660

		3,667,310
HOUSEHOLD PRODUCTS — 4.08%
Church & Dwight Co. Inc.	27,726	1,479,182
Clorox Co. (The)	22,841	3,049,045

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
Colgate-Palmolive Co.	137,201	$9,905,912
Kimberly-Clark Corp.	79,267	9,762,524
Procter & Gamble Co. (The)	591,925	53,758,628
WD-40 Co.	2,555	272,491

		78,227,782
INDUSTRIAL CONGLOMERATES — 1.98%
3M Co.	102,232	20,566,012
Carlisle Companies Inc.	7,544	736,219
Honeywell International Inc.	114,153	15,538,506
Roper Technologies Inc.	4,931	1,146,260

		37,986,997
INSURANCE — 3.76%
Aflac Inc.	68,665	5,476,034
Allstate Corp. (The)	47,516	4,323,956
American Equity Investment Life Holding Co.	2,309	61,835
American Financial Group Inc./OH	7,686	779,360
AmTrust Financial Services Inc.	19,232	307,712
Aon PLC	21,870	3,021,778
Arthur J Gallagher & Co.	37,876	2,226,730
Aspen Insurance Holdings Ltd.	8,396	409,725
Assurant Inc.	9,562	1,006,592
Assured Guaranty Ltd.	14,483	651,880
Axis Capital Holdings Ltd.	15,946	1,029,793
Brown & Brown Inc.	12,357	551,122
Chubb Ltd.	66,891	9,796,856
Cincinnati Financial Corp.	33,120	2,522,419
CNO Financial Group Inc.	2,808	64,247
Erie Indemnity Co. Class A	4,194	534,567
FBL Financial Group Inc. Class A	3,278	222,576
First American Financial Corp.	25,375	1,228,404
FNF Group	48,747	2,381,778
Horace Mann Educators Corp.	10,509	387,782
Lincoln National Corp.	31,099	2,272,093
Marsh & McLennan Companies Inc.	68,676	5,354,668
Primerica Inc.	2,644	214,296
Principal Financial Group Inc.	58,531	3,906,944
Prudential Financial Inc.	93,091	10,540,694
Reinsurance Group of America Inc.	6,396	896,719
RenaissanceRe Holdings Ltd.	789	115,912
RLI Corp.	5,643	327,633
Torchmark Corp.	7,422	586,115
Travelers Companies Inc. (The)	45,671	5,849,998
Unum Group	32,544	1,631,431
Validus Holdings Ltd.	18,992	1,021,580
WR Berkley Corp.	6,551	451,823
XL Group Ltd.	42,011	1,865,288

		72,020,340
INTERNET & DIRECT MARKETING RETAIL — 0.06%
Expedia Inc.	7,366	1,152,558

		1,152,558

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.03%
j2 Global Inc.	7,197	$609,082

		609,082
IT SERVICES — 4.13%
Accenture PLC Class A	88,728	11,429,941
Automatic Data Processing Inc.	75,854	9,019,799
Booz Allen Hamilton Holding Corp.	21,419	734,672
Broadridge Financial Solutions Inc.	16,247	1,232,497
Convergys Corp.	13,436	322,061
Fidelity National Information Services Inc.	33,756	3,079,222
International Business Machines Corp.	253,190	36,628,997
Jack Henry & Associates Inc.	7,545	809,729
MasterCard Inc. Class A	49,567	6,334,663
Visa Inc. Class A	94,999	9,458,101

		79,049,682
LEISURE PRODUCTS — 0.16%
Hasbro Inc.	18,313	1,938,980
Polaris Industries Inc.	12,766	1,144,600

		3,083,580
MACHINERY — 1.78%
Albany International Corp. Class A	4,264	228,124
Barnes Group Inc.	4,752	285,975
Cummins Inc.	30,593	5,136,565
Donaldson Co. Inc.	16,723	794,175
Dover Corp.	25,892	2,174,928
Flowserve Corp.	17,816	732,772
Franklin Electric Co. Inc.	4,857	196,223
Graco Inc.	5,985	694,499
Hillenbrand Inc.	12,613	454,068
IDEX Corp.	8,405	979,519
Illinois Tool Works Inc.	42,068	5,919,388
Ingersoll-Rand PLC	35,357	3,107,173
ITT Inc.	10,487	429,967
Kennametal Inc.	14,001	516,637
Lincoln Electric Holdings Inc.	7,811	681,588
Nordson Corp.	4,364	554,228
PACCAR Inc.	42,232	2,890,780
Pentair PLC	27,915	1,760,599
Snap-on Inc.	8,155	1,257,501
Stanley Black & Decker Inc.	19,653	2,764,981
Toro Co. (The)	9,006	640,237
Trinity Industries Inc.	22,072	604,994
Wabtec Corp./DE	3,873	291,869
Xylem Inc./NY	19,210	1,089,783

		34,186,573
MARINE — 0.02%
Matson Inc.	11,066	312,061

		312,061

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
MEDIA — 3.00%
CBS Corp. Class B NVS	33,442	$2,201,487
Comcast Corp. Class A	531,192	21,486,716
John Wiley & Sons Inc. Class A	9,359	517,085
Meredith Corp.	10,098	600,326
Omnicom Group Inc.	48,023	3,781,331
Scripps Networks Interactive Inc. Class A	13,820	1,208,006
Sinclair Broadcast Group Inc. Class A	13,275	478,564
Time Warner Inc.	94,173	9,645,199
Walt Disney Co. (The)	160,020	17,590,998

		57,509,712
METALS & MINING — 0.42%
Compass Minerals International Inc.	12,173	840,546
Kaiser Aluminum Corp.	3,768	366,589
Nucor Corp.	63,778	3,678,077
Reliance Steel & Aluminum Co.	14,498	1,049,075
Royal Gold Inc.	6,769	586,602
Steel Dynamics Inc.	34,644	1,226,744
Worthington Industries Inc.	7,247	367,205

		8,114,838
MULTI-UTILITIES — 1.40%
Avista Corp.	17,134	901,420
Black Hills Corp.	11,038	768,907
CMS Energy Corp.	60,043	2,776,388
DTE Energy Co.	40,436	4,329,078
MDU Resources Group Inc.	44,698	1,177,792
NiSource Inc.	66,758	1,739,714
NorthWestern Corp.	12,002	693,596
SCANA Corp.	39,111	2,517,575
Sempra Energy	52,890	5,977,099
Vectren Corp.	17,908	1,076,450
WEC Energy Group Inc.	78,125	4,919,531

		26,877,550
MULTILINE RETAIL — 0.73%
Dillard’s Inc. Class A	2,226	164,323
Kohl’s Corp.	78,963	3,265,120
Macy’s Inc.	6,625	157,344
Target Corp.	182,097	10,319,437

		13,906,224
OIL, GAS & CONSUMABLE FUELS — 3.92%
Andeavor	28,392	2,825,856
Exxon Mobil Corp.	704,213	56,365,209
Marathon Petroleum Corp.	106,103	5,940,707
Phillips 66	119,534	10,010,972

		75,142,744
PAPER & FOREST PRODUCTS — 0.01%
Neenah Paper Inc.	3,277	261,832

		261,832

Security	Shares	Value
PERSONAL PRODUCTS — 0.16%
Estee Lauder Companies Inc. (The) Class A	24,261	$2,401,596
Nu Skin Enterprises Inc. Class A	10,322	654,002

		3,055,598
PHARMACEUTICALS — 9.21%
Bristol-Myers Squibb Co.	364,891	20,762,298
Johnson & Johnson	435,261	57,767,840
Merck & Co. Inc.	598,178	38,211,611
Perrigo Co. PLC	10,595	793,777
Pfizer Inc.	1,777,681	58,947,902

		176,483,428
PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	5,947	658,690
Equifax Inc.	10,727	1,560,135
Insperity Inc.	2,163	163,306
ManpowerGroup Inc.	9,842	1,054,570
Robert Half International Inc.	21,464	971,246

		4,407,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Jones Lang LaSalle Inc.	2,590	329,500

		329,500
ROAD & RAIL — 1.13%
CSX Corp.	103,506	5,106,986
JB Hunt Transport Services Inc.	7,444	675,245
Kansas City Southern	11,327	1,168,833
Ryder System Inc.	11,748	854,785
Union Pacific Corp.	133,889	13,785,211

		21,591,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.38%
Analog Devices Inc.	61,701	4,874,996
Broadcom Ltd.	48,184	11,885,066
KLA-Tencor Corp.	23,957	2,219,137
Maxim Integrated Products Inc.	58,191	2,644,199
Microchip Technology Inc.	29,519	2,362,701
MKS Instruments Inc.	4,174	349,155
QUALCOMM Inc.	436,836	23,235,307
Texas Instruments Inc.	179,671	14,621,626
Xilinx Inc.	39,194	2,479,412

		64,671,599
SOFTWARE — 4.18%
Activision Blizzard Inc.	26,944	1,664,600
Intuit Inc.	17,923	2,459,215
Microsoft Corp.	786,840	57,203,268
Oracle Corp.	375,383	18,742,873

		80,069,956

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 2.84%
Best Buy Co. Inc.	46,564	$2,716,544
Chico’s FAS Inc.	756	6,917
DSW Inc. Class A	29,280	528,211
Foot Locker Inc.	630	29,730
Gap Inc. (The)	71,645	1,707,300
Group 1 Automotive Inc.	3,450	205,448
Home Depot Inc. (The)	204,784	30,635,687
L Brands Inc.	3,105	144,041
Lithia Motors Inc. Class A	2,777	286,725
Lowe’s Companies Inc.	115,816	8,964,158
Monro Muffler Brake Inc.	5,241	244,231
Penske Automotive Group Inc.	9,937	432,657
Ross Stores Inc.	4,932	272,838
Signet Jewelers Ltd.	12,662	774,408
Tiffany & Co.	16,479	1,573,909
TJX Companies Inc. (The)	81,685	5,743,272
Tractor Supply Co.	736	41,304
Williams-Sonoma Inc.	306	14,208

		54,321,588
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.85%
Apple Inc.	366,730	54,543,753

		54,543,753
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Columbia Sportswear Co.	3,903	236,444
NIKE Inc. Class B	134,474	7,940,690
Ralph Lauren Corp.	12,822	969,984
VF Corp.	75,764	4,711,763

		13,858,881
THRIFTS & MORTGAGE FINANCE — 0.08%
Northwest Bancshares Inc.	36,276	584,044
Provident Financial Services Inc.	16,958	449,726
Washington Federal Inc.	14,240	476,328

		1,510,098
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Applied Industrial Technologies Inc.	6,832	386,008
Fastenal Co.	66,949	2,876,129
GATX Corp.	9,203	569,022
MSC Industrial Direct Co. Inc. Class A	8,533	607,635
WW Grainger Inc.	406	67,696

		4,506,490
WATER UTILITIES — 0.22%
American States Water Co.	7,104	351,293
American Water Works Co. Inc.	28,698	2,327,408
Aqua America Inc.	32,686	1,091,058

Security	Shares	Value
California Water Service Group	8,978	$349,244

		4,119,003

TOTAL COMMON STOCKS
(Cost: $1,764,260,953)		1,911,045,406

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	2,427,954	2,427,954

		2,427,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,427,954)		2,427,954

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $1,766,688,907)[e]		1,913,473,360
Other Assets, Less Liabilities — 0.10%		1,928,626

NET ASSETS — 100.00%		$1,915,401,986

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $1,774,999,587. Net unrealized appreciation was $138,473,773, of which $163,093,518 represented gross unrealized appreciation on securities and $24,619,745 represented gross unrealized depreciation on securities.

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	16,407	6,060	(674)	21,793	$9,295,368	$48,578	$14,578
PNC Financial Services Group Inc. (The)	47,338	19,676	(967)	66,047	8,506,854	46,673	19,209

					$17,802,222	$95,251	$33,787

Schedule 2 — Futures Contracts

Futures contracts outstanding as of July 31, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini	1,800	Sep 2017	$4,442	$47,373

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,911,045,406	$—	$—	$1,911,045,406
Money market funds	2,427,954	—	—	2,427,954

Total	$1,913,473,360	$—	$—	$1,913,473,360

Derivative financial instruments[a]:
Assets:
Futures contracts	$47,373	$—	$—	$47,373

Total	$47,373	$—	$—	$47,373

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

9

Schedule of Investments  (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 3.79%
Boeing Co. (The)	677,255	$164,207,247
Lockheed Martin Corp.	261,197	76,303,480

		240,510,727
AIR FREIGHT & LOGISTICS — 1.49%
United Parcel Service Inc. Class B	856,759	94,491,950

		94,491,950
BEVERAGES — 6.49%
Coca-Cola Co. (The)	4,995,126	228,976,576
PepsiCo Inc.	1,569,898	183,065,806

		412,042,382
CAPITAL MARKETS — 0.48%
Cohen & Steers Inc.	25,922	1,047,249
Federated Investors Inc. Class B NVS	131,722	3,797,545
T Rowe Price Group Inc.	306,822	25,380,316

		30,225,110
COMMERCIAL SERVICES & SUPPLIES — 0.11%
KAR Auction Services Inc.	163,100	6,856,724

		6,856,724
COMMUNICATIONS EQUIPMENT — 3.63%
Cisco Systems Inc.	7,329,274	230,505,667

		230,505,667
DISTRIBUTORS — 0.23%
Genuine Parts Co.	174,309	14,804,063

		14,804,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.81%
AT&T Inc.	12,415,564	484,206,996
Verizon Communications Inc.	8,093,557	391,728,159

		875,935,155
ELECTRIC UTILITIES — 4.15%
ALLETE Inc.	60,440	4,428,439
Alliant Energy Corp.	277,760	11,257,613
American Electric Power Co. Inc.	639,502	45,110,471
Edison International	346,133	27,233,744
IDACORP Inc.	51,077	4,411,010
NextEra Energy Inc.	515,942	75,373,967
Pinnacle West Capital Corp.	133,596	11,586,781
Portland General Electric Co.	98,273	4,391,820
PPL Corp.	1,089,360	41,755,169
Westar Energy Inc.	172,164	8,737,323

Security	Shares	Value
Xcel Energy Inc.	611,751	$28,941,940

		263,228,277
ELECTRICAL EQUIPMENT — 1.51%
Eaton Corp. PLC	573,185	44,851,726
Emerson Electric Co.	859,151	51,213,991

		96,065,717
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	57,068	1,019,805

		1,019,805
ENERGY EQUIPMENT & SERVICES — 0.01%
Frank’s International NV	94,596	766,228

		766,228
FOOD & STAPLES RETAILING — 1.92%
Wal-Mart Stores Inc.	1,521,369	121,694,306

		121,694,306
FOOD PRODUCTS — 0.98%
General Mills Inc.	767,336	42,709,922
Kellogg Co.	288,023	19,585,564

		62,295,486
HOTELS, RESTAURANTS & LEISURE — 2.82%
Cracker Barrel Old Country Store Inc.	26,821	4,169,325
Las Vegas Sands Corp.	666,989	41,093,192
McDonald’s Corp.	806,003	125,043,305
Six Flags Entertainment Corp.	146,140	8,310,982

		178,616,804
HOUSEHOLD DURABLES — 0.25%
Garmin Ltd.	181,810	9,125,044
Leggett & Platt Inc.	140,722	6,779,986

		15,905,030
HOUSEHOLD PRODUCTS — 5.37%
Kimberly-Clark Corp.	423,135	52,113,307
Procter & Gamble Co. (The)	3,174,293	288,289,290

		340,402,597
INDUSTRIAL CONGLOMERATES — 4.87%
General Electric Co.	12,063,294	308,940,959

		308,940,959
INSURANCE — 0.62%
Arthur J Gallagher & Co.	198,163	11,650,003
Cincinnati Financial Corp.	173,501	13,213,836
Erie Indemnity Co. Class A	20,320	2,589,987

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2017

Security	Shares	Value
Mercury General Corp.	68,740	$4,116,839
Old Republic International Corp.	384,607	7,545,989

		39,116,654
IT SERVICES — 3.46%
International Business Machines Corp.	1,357,237	196,351,477
Paychex Inc.	397,915	23,019,383

		219,370,860
MACHINERY — 0.43%
Cummins Inc.	162,478	27,280,056

		27,280,056
MEDIA — 0.16%
Interpublic Group of Companies Inc. (The)	483,253	10,443,097

		10,443,097
MULTI-UTILITIES — 1.08%
CenterPoint Energy Inc.	653,396	18,419,233
CMS Energy Corp.	315,541	14,590,616
NorthWestern Corp.	65,386	3,778,657
Vectren Corp.	91,881	5,522,967
WEC Energy Group Inc.	415,274	26,149,804

		68,461,277
OIL, GAS & CONSUMABLE FUELS — 16.14%
Chevron Corp.	3,150,057	343,954,724
Exxon Mobil Corp.	6,441,423	515,571,497
Marathon Petroleum Corp.	564,903	31,628,919
ONEOK Inc.	425,959	24,096,501
Phillips 66	638,496	53,474,040
Valero Energy Corp.	804,061	55,456,087

		1,024,181,768
PHARMACEUTICALS — 13.99%
Johnson & Johnson	2,764,719	366,933,506
Merck & Co. Inc.	3,206,555	204,834,733
Pfizer Inc.	9,534,088	316,150,358

		887,918,597
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.61%
Intel Corp.	5,654,809	200,576,075
Maxim Integrated Products Inc.	306,053	13,907,048
Texas Instruments Inc.	961,096	78,213,993

		292,697,116
SPECIALTY RETAIL — 0.08%
Williams-Sonoma Inc.	111,680	5,185,302

		5,185,302
TEXTILES, APPAREL & LUXURY GOODS — 0.64%
Coach Inc.	329,116	15,514,528

Security	Shares	Value
VF Corp.	402,419	$25,026,438

		40,540,966
THRIFTS & MORTGAGE FINANCE — 0.02%
TFS Financial Corp.	86,329	1,379,537

		1,379,537
TOBACCO — 6.43%
Altria Group Inc.	2,490,271	161,792,907
British American Tobacco PLC ADR	5	333
Philip Morris International Inc.	2,110,170	246,277,941

		408,071,181
TRADING COMPANIES & DISTRIBUTORS — 0.09%
Watsco Inc.	36,907	5,564,468

		5,564,468

TOTAL COMMON STOCKS
(Cost: $5,912,490,503)		6,324,517,866

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[a,b]	6,023,737	6,023,737

		6,023,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,023,737)		6,023,737

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $5,918,514,240)[c]		6,330,541,603
Other Assets, Less Liabilities — 0.23%		14,591,028

NET ASSETS — 100.00%		$6,345,132,631

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $5,985,789,437. Net unrealized appreciation was $344,752,166, of which $551,632,534 represented gross unrealized appreciation on securities and $206,880,368 represented gross unrealized depreciation on securities.

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of July 31, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini	8,600	Sep 2017	$21,225	$378,313

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,324,517,866	$—	$—	$6,324,517,866
Money market funds	6,023,737	—	—	6,023,737

Total	$6,330,541,603	$—	$—	$6,330,541,603

Derivative financial instruments[a]:
Assets:
Futures contracts	$378,313	$—	$—	$378,313

Total	$378,313	$—	$—	$378,313

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. REIT ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

DIVERSIFIED REITS — 7.68%
American Assets Trust Inc.	7,082	$287,600
Armada Hoffler Properties Inc.	7,683	101,877
Colony NorthStar Inc. Class Aa	96,067	1,406,421
Empire State Realty Trust Inc. Class A	22,815	476,605
First Potomac Realty Trust	10,928	121,629
Forest City Realty Trust Inc. Class A	43,193	1,053,045
Gladstone Commercial Corp.	4,365	92,887
Global Net Lease Inc.	12,013	264,286
Gramercy Property Trust	26,790	809,594
Investors Real Estate Trust[a]	22,750	141,505
Lexington Realty Trust	41,930	426,847
Liberty Property Trust	26,160	1,099,243
One Liberty Properties Inc.	2,822	69,365
PS Business Parks Inc.	3,518	473,030
Select Income REIT	11,345	266,267
Spirit Realty Capital Inc.	86,333	684,621
STORE Capital Corp.[a]	30,432	711,805
VEREIT Inc.	172,440	1,432,976
Washington REIT	13,748	459,596
WP Carey Inc.	18,747	1,284,357

		11,663,556
HEALTH CARE REITS — 12.42%
Care Capital Properties Inc.	13,800	334,236
CareTrust REIT Inc.	12,966	236,500
Community Healthcare Trust Inc.[a]	2,195	55,687
Global Medical REIT Inc.[a]	3,393	31,555
HCP Inc.	83,173	2,632,425
Healthcare Realty Trust Inc.	20,473	681,751
Healthcare Trust of America Inc. Class A	33,662	1,029,720
LTC Properties Inc.	7,028	362,926
MedEquities Realty Trust Inc.[a]	5,495	66,215
Medical Properties Trust Inc.	64,460	836,691
National Health Investors Inc.	7,061	545,462
New Senior Investment Group Inc.	14,397	149,585
Omega Healthcare Investors Inc.[a]	34,578	1,092,319
Physicians Realty Trust	31,022	577,630
Quality Care Properties Inc.[b]	16,940	284,931
Sabra Health Care REIT Inc.[a]	11,578	268,610
Senior Housing Properties Trust	25,827	502,335
Universal Health Realty Income Trust	2,293	177,662
Ventas Inc.	62,758	4,226,751
Welltower Inc.	64,867	4,760,589

		18,853,580
HOTEL & RESORT REITS — 5.77%
Apple Hospitality REIT Inc.	37,429	690,939
Ashford Hospitality Prime Inc.	4,780	49,521
Ashford Hospitality Trust Inc.	14,383	90,469
Chatham Lodging Trust	5,812	120,192
Chesapeake Lodging Trust	10,716	270,365
DiamondRock Hospitality Co.	35,625	416,100
FelCor Lodging Trust Inc.	23,422	172,854
Hersha Hospitality Trust	7,115	133,477

Security	Shares	Value
Hospitality Properties Trust	15,909	$462,315
Host Hotels & Resorts Inc.	129,358	2,413,820
LaSalle Hotel Properties	20,199	596,678
Park Hotels & Resorts Inc.	22,974	618,690
Pebblebrook Hotel Trust[a]	12,277	413,367
RLJ Lodging Trust	21,898	463,362
Ryman Hospitality Properties Inc.	7,857	491,770
Summit Hotel Properties Inc.	18,261	327,420
Sunstone Hotel Investors Inc.	39,167	637,639
Xenia Hotels & Resorts Inc.	19,194	390,022

		8,759,000
INDUSTRIAL REITS — 7.12%
DCT Industrial Trust Inc.	16,398	923,863
Duke Realty Corp.	63,055	1,802,743
EastGroup Properties Inc.	5,901	514,449
First Industrial Realty Trust Inc.	20,653	630,330
Monmouth Real Estate Investment Corp.	12,689	195,538
Prologis Inc.	93,264	5,671,384
Rexford Industrial Realty Inc.	11,845	337,819
STAG Industrial Inc.	15,901	433,938
Terreno Realty Corp.	8,589	297,351

		10,807,415
OFFICE REITS — 12.80%
Alexandria Real Estate Equities Inc.	15,956	1,934,665
Boston Properties Inc.	27,269	3,297,095
Brandywine Realty Trust	30,859	518,740
Columbia Property Trust Inc.	21,903	476,390
Corporate Office Properties Trust	17,766	591,430
Cousins Properties Inc.	74,163	681,558
Douglas Emmett Inc.	25,817	987,758
Easterly Government Properties Inc.[a]	6,522	130,375
Equity Commonwealth[b]	21,472	678,086
Franklin Street Properties Corp.	18,915	199,932
Government Properties Income Trust	7,189	127,461
Highwoods Properties Inc.	17,877	921,023
Hudson Pacific Properties Inc.	27,816	910,139
JBG SMITH Properties[b]	15,228	540,289
Kilroy Realty Corp.	17,136	1,189,410
Mack-Cali Realty Corp.	16,110	422,726
NorthStar Realty Europe Corp.	10,016	129,307
Paramount Group Inc.[a]	35,425	579,907
Parkway Inc.	7,699	177,154
Piedmont Office Realty Trust Inc. Class A	25,875	543,634
SL Green Realty Corp.	17,588	1,816,313
Tier REIT Inc.	8,798	162,587
Vornado Realty Trust	30,458	2,416,842

		19,432,821
RESIDENTIAL REITS — 16.83%
Altisource Residential Corp.	9,331	121,396
American Campus Communities Inc.	23,780	1,140,013
American Homes 4 Rent Class A	40,326	927,901
Apartment Investment & Management Co. Class A	27,728	1,263,010
AvalonBay Communities Inc.	24,321	4,678,144
Bluerock Residential Growth REIT Inc.	4,027	54,204
Camden Property Trust	15,303	1,372,679
Clipper Realty Inc.	3,311	37,083

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

July 31, 2017

Security	Shares	Value
Education Realty Trust Inc.	13,060	$490,403
Equity Lifestyle Properties Inc.	14,447	1,261,223
Equity Residential	63,099	4,294,518
Essex Property Trust Inc.	11,569	3,027,607
Independence Realty Trust Inc.[a]	10,641	107,581
Invitation Homes Inc.[a]	15,804	336,941
Mid-America Apartment Communities Inc.	20,086	2,079,504
Monogram Residential Trust Inc.	30,179	360,941
NexPoint Residential Trust Inc.	3,343	83,876
Preferred Apartment Communities Inc. Class A	5,869	101,358
Starwood Waypoint Homes	19,758	690,740
Sun Communities Inc.	13,384	1,191,310
UDR Inc.	47,049	1,839,145
UMH Properties Inc.	5,372	88,853

		25,548,430
RETAIL REITS — 18.82%
Acadia Realty Trust[a]	14,975	445,356
Agree Realty Corp.	4,634	227,854
Alexander’s Inc.	374	162,686
Brixmor Property Group Inc.	53,873	1,055,372
CBL & Associates Properties Inc.	30,051	264,148
Cedar Realty Trust Inc.[a]	14,488	75,048
DDR Corp.	55,309	563,599
Federal Realty Investment Trust	12,698	1,684,136
Getty Realty Corp.	5,007	130,082
GGP Inc.	109,159	2,468,085
Kimco Realty Corp.	73,321	1,479,618
Kite Realty Group Trust	13,847	284,279
Macerich Co. (The)	24,288	1,393,888
National Retail Properties Inc.	26,436	1,056,911
Pennsylvania REIT	12,681	150,777
Ramco-Gershenson Properties Trust[a]	13,876	195,513
Realty Income Corp.[a]	48,377	2,760,392
Regency Centers Corp.	26,451	1,751,585
Retail Opportunity Investments Corp.	19,295	391,303
Retail Properties of America Inc. Class A	42,318	559,867
Saul Centers Inc.	2,048	121,160
Simon Property Group Inc.	54,991	8,716,073
Tanger Factory Outlet Centers Inc.[a]	16,754	442,808
Taubman Centers Inc.	10,525	598,557
Urban Edge Properties	17,407	437,438
Urstadt Biddle Properties Inc. Class A	4,207	88,094
Washington Prime Group Inc.	32,717	295,107
Weingarten Realty Investors	21,178	687,438
Whitestone REIT	6,453	84,212

		28,571,386
SPECIALIZED REITS — 18.46%
CoreCivic Inc.	21,023	582,337
CoreSite Realty Corp.	6,046	656,475
CubeSmart	32,072	790,895
CyrusOne Inc.	15,424	920,967
Digital Realty Trust Inc.[a]	28,268	3,260,431
DuPont Fabros Technology Inc.	13,785	859,219
EPR Properties	11,173	808,702
Equinix Inc.	13,727	6,187,171
Extra Space Storage Inc.[a]	21,593	1,716,643

Security	Shares	Value
Farmland Partners Inc.[a]	6,324	$56,473
Four Corners Property Trust Inc.	10,857	275,551
Gaming and Leisure Properties Inc.	34,936	1,325,472
GEO Group Inc. (The)	21,709	637,159
Gladstone Land Corp.	2,131	25,764
Iron Mountain Inc.[a]	46,560	1,696,181
Lamar Advertising Co. Class A	14,729	1,039,426
Life Storage Inc.	8,173	596,956
National Storage Affiliates Trust	8,028	184,323
Outfront Media Inc.	24,727	565,506
Public Storage	26,179	5,381,617
QTS Realty Trust Inc. Class A	8,396	448,935

		28,016,203

TOTAL COMMON STOCKS
(Cost: $140,231,607)		151,652,391

SHORT-TERM INVESTMENTS — 3.99%

MONEY MARKET FUNDS — 3.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	5,981,633	5,983,427
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	68,956	68,956

		6,052,383

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,051,986)		6,052,383

TOTAL INVESTMENTS IN SECURITIES — 103.89%
(Cost: $146,283,593)[f]		157,704,774
Other Assets, Less Liabilities — (3.89)%		(5,908,672)

NET ASSETS — 100.00%		$151,796,102

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $147,281,770. Net unrealized appreciation was $10,423,004, of which $13,534,412 represented gross unrealized appreciation on securities and $3,111,408 represented gross unrealized depreciation on securities.

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. REIT ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$151,652,391	$—	$—	$151,652,391
Money market funds	6,052,383	—	—	6,052,383

Total	$157,704,774	$—	$—	$157,704,774

15

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.38%
Arconic Inc.	20,484	$507,798
Boeing Co. (The)	25,880	6,274,865
BWX Technologies Inc.	4,486	236,322
Curtiss-Wright Corp.	2,100	202,482
DigitalGlobe Inc.[a]	2,994	104,491
Esterline Technologies Corp.[a]	1,344	129,696
General Dynamics Corp.	13,095	2,570,941
HEICO Corp.	1,294	103,999
HEICO Corp. Class A	2,137	151,834
Hexcel Corp.	4,235	216,705
Huntington Ingalls Industries Inc.	2,102	433,243
KLX Inc.[a]	2,399	124,556
L3 Technologies Inc.	3,593	628,667
Lockheed Martin Corp.	11,476	3,352,484
Moog Inc. Class Aa	1,490	110,737
Northrop Grumman Corp.	8,056	2,119,775
Orbital ATK Inc.	2,703	276,193
Raytheon Co.	13,430	2,306,871
Rockwell Collins Inc.	7,441	792,690
Spirit AeroSystems Holdings Inc. Class A	5,573	336,776
Teledyne Technologies Inc.[a]	1,621	221,007
Textron Inc.	12,399	609,163
TransDigm Group Inc.	2,268	639,894
Triumph Group Inc.[b]	2,408	61,645
United Technologies Corp.	34,391	4,077,741

		26,590,575
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	6,514	427,319
Expeditors International of Washington Inc.	8,322	489,999
FedEx Corp.	11,333	2,357,604
Hub Group Inc. Class Aa	1,534	52,233
United Parcel Service Inc. Class B	31,755	3,502,259
XPO Logistics Inc.[a,b]	3,694	222,046

		7,051,460
AIRLINES — 0.56%
Alaska Air Group Inc.	5,716	487,175
Allegiant Travel Co.	596	77,033
American Airlines Group Inc.	22,696	1,144,786
Delta Air Lines Inc.	33,906	1,673,600
JetBlue Airways Corp.[a,b]	15,444	338,687
Southwest Airlines Co.	27,859	1,546,453
Spirit Airlines Inc.[a]	3,211	124,748
United Continental Holdings Inc.[a]	12,924	874,696

		6,267,178
AUTO COMPONENTS — 0.35%
Adient PLC	4,268	279,426
Autoliv Inc.	4,117	446,242
BorgWarner Inc.	9,112	425,895
Cooper Tire & Rubber Co.	2,538	92,764
Dana Inc.	6,869	162,933

Security	Shares	Value
Delphi Automotive PLC	12,411	$1,122,202
Gentex Corp.	13,187	224,443
Goodyear Tire & Rubber Co. (The)	11,528	363,247
Lear Corp.	3,159	468,132
Tenneco Inc.	2,459	135,983
Visteon Corp.[a]	1,478	164,856

		3,886,123
AUTOMOBILES — 0.61%
Ford Motor Co.	180,167	2,021,474
General Motors Co.	63,258	2,276,023
Harley-Davidson Inc.	8,135	395,930
Tesla Inc.[a,b]	5,832	1,886,477
Thor Industries Inc.	2,196	231,349

		6,811,253
BANKS — 6.28%
Associated Banc-Corp.	7,009	167,866
BancorpSouth Inc.	3,977	119,509
Bank of America Corp.	458,823	11,066,811
Bank of Hawaii Corp.	1,950	163,157
Bank of the Ozarks Inc.	5,529	238,576
BankUnited Inc.	4,936	169,897
BB&T Corp.	37,383	1,768,964
BOK Financial Corp.	1,017	86,516
Cathay General Bancorp.	3,453	129,315
CIT Group Inc.	6,670	317,826
Citigroup Inc.	126,936	8,688,769
Citizens Financial Group Inc.	23,486	823,889
Comerica Inc.	8,215	594,027
Commerce Bancshares Inc./MO	4,106	238,312
Cullen/Frost Bankers Inc.	2,580	234,212
East West Bancorp. Inc.	6,641	378,404
F.N.B. Corp.	14,622	200,321
Fifth Third Bancorp.	34,662	925,475
First Financial Bankshares Inc.	2,934	126,896
First Horizon National Corp.	11,078	193,090
First Republic Bank/CA	7,125	714,851
Fulton Financial Corp.	8,058	147,059
Glacier Bancorp. Inc.	3,413	119,182
Hancock Holding Co.	4,017	184,782
Huntington Bancshares Inc./OH	50,213	665,322
IBERIABANK Corp.	2,332	188,542
International Bancshares Corp.	2,709	95,899
Investors Bancorp. Inc.	14,048	186,557
JPMorgan Chase & Co.	163,799	15,036,748
KeyCorp	50,502	911,056
M&T Bank Corp.	7,096	1,157,712
MB Financial Inc.	3,258	133,252
PacWest Bancorp.	5,530	265,551
People’s United Financial Inc.	15,700	273,808
PNC Financial Services Group Inc. (The)[c]	22,309	2,873,399
Popular Inc.	4,631	195,150
Prosperity Bancshares Inc.	3,163	202,748
Regions Financial Corp.	55,222	806,241
Signature Bank/New York NYa	2,449	339,382
SunTrust Banks Inc.	22,276	1,276,192
SVB Financial Group[a]	2,401	428,434

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Synovus Financial Corp.	5,594	$243,227
TCF Financial Corp.	7,718	121,636
Texas Capital Bancshares Inc.[a]	2,223	174,172
Trustmark Corp.	3,263	104,286
U.S. Bancorp.	72,944	3,849,984
UMB Financial Corp.	2,016	140,435
Umpqua Holdings Corp.	10,424	193,261
United Bankshares Inc./WV	4,786	165,117
Valley National Bancorp.	12,320	146,362
Webster Financial Corp.	4,331	224,909
Wells Fargo & Co.	207,357	11,184,837
Western Alliance Bancorp.[a,b]	4,338	218,548
Wintrust Financial Corp.	2,551	192,116
Zions BanCorp.	9,325	422,609

		70,215,198
BEVERAGES — 1.82%
Brown-Forman Corp. Class A	2,710	139,673
Brown-Forman Corp. Class B	8,269	408,489
Coca-Cola Co. (The)	177,284	8,126,698
Constellation Brands Inc. Class A	7,908	1,529,012
Dr Pepper Snapple Group Inc.	8,420	767,567
Molson Coors Brewing Co. Class B	8,471	753,749
Monster Beverage Corp.[a]	18,565	979,304
PepsiCo Inc.	65,860	7,679,935

		20,384,427
BIOTECHNOLOGY — 3.02%
AbbVie Inc.	73,377	5,129,786
ACADIA Pharmaceuticals Inc.[a]	4,430	131,881
Agios Pharmaceuticals Inc.[a]	1,883	105,335
Alexion Pharmaceuticals Inc.[a]	10,385	1,426,276
Alkermes PLC[a]	6,986	380,108
Alnylam Pharmaceuticals Inc.[a,b]	3,725	308,207
Amgen Inc.	33,927	5,920,601
AquaBounty Technologies Inc.[a]	42	289
Biogen Inc.[a]	9,849	2,852,172
BioMarin Pharmaceutical Inc.[a]	8,039	705,262
Bioverativ Inc.[a]	4,935	305,822
Bluebird Bio Inc.[a,b]	2,057	193,872
Celgene Corp.[a]	36,014	4,876,656
Dyax Corp.[a,d]	7,366	16,868
Gilead Sciences Inc.	60,304	4,588,531
Incyte Corp.[a]	7,831	1,043,794
Intercept Pharmaceuticals Inc.[a]	864	101,200
Intrexon Corp.[a,b]	2,809	60,646
Ionis Pharmaceuticals Inc.[a,b]	5,658	296,479
Juno Therapeutics Inc.[a,b]	3,448	98,027
Kite Pharma Inc.[a]	2,362	256,064
Ligand Pharmaceuticals Inc.[a,b]	836	101,081
Myriad Genetics Inc.[a,b]	3,236	78,538
Neurocrine Biosciences Inc.[a,b]	4,092	196,539
Novavax Inc.[a,b]	12,591	13,095
OPKO Health Inc.[a,b]	16,815	108,457
Portola Pharmaceuticals Inc.[a]	2,668	164,616
Radius Health Inc.[a,b]	1,740	76,612
Regeneron Pharmaceuticals Inc.[a]	3,512	1,726,569
Seattle Genetics Inc.[a,b]	4,485	226,493
TESARO Inc.[a,b]	1,559	199,022
Ultragenyx Pharmaceutical Inc.[a,b]	1,725	114,402

Security	Shares	Value
United Therapeutics Corp.[a]	2,053	$263,605
Vertex Pharmaceuticals Inc.[a]	11,481	1,743,045

		33,809,950
BUILDING PRODUCTS — 0.38%
Allegion PLC	4,434	360,218
AO Smith Corp.	6,741	360,981
Armstrong World Industries Inc.[a]	2,097	101,809
Fortune Brands Home & Security Inc.	7,086	465,338
Johnson Controls International PLC	43,267	1,685,250
Lennox International Inc.	1,743	298,053
Masco Corp.	14,618	557,384
Owens Corning	5,247	351,811
USG Corp.[a,b]	4,231	114,406

		4,295,250
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.	2,600	483,158
Ameriprise Financial Inc.	7,052	1,021,694
Bank of New York Mellon Corp. (The)	47,900	2,540,137
BlackRock Inc.[c]	5,578	2,379,184
CBOE Holdings Inc.	4,286	405,156
Charles Schwab Corp. (The)	56,053	2,404,674
CME Group Inc.	15,656	1,919,739
Donnelley Financial Solutions Inc.[a]	1,657	38,442
E*TRADE Financial Corp.[a]	12,605	516,805
Eaton Vance Corp. NVS	5,268	258,606
FactSet Research Systems Inc.	1,848	309,022
Federated Investors Inc. Class B NVS	3,986	114,916
Financial Engines Inc.[b]	2,809	108,006
Franklin Resources Inc.	15,879	711,062
Goldman Sachs Group Inc. (The)	16,856	3,798,162
Intercontinental Exchange Inc.	27,286	1,820,249
Invesco Ltd.	18,630	647,765
Janus Henderson Group PLC[a,b]	8,266	276,828
Lazard Ltd. Class A	5,959	278,345
Legg Mason Inc.	3,801	152,078
LPL Financial Holdings Inc.	3,710	169,770
MarketAxess Holdings Inc.	1,733	351,608
Moody’s Corp.	7,698	1,013,288
Morgan Stanley	65,667	3,079,782
MSCI Inc.	4,131	450,072
Nasdaq Inc.	5,261	391,260
Northern Trust Corp.	9,970	872,475
Raymond James Financial Inc.	5,893	490,239
S&P Global Inc.	11,887	1,825,724
SEI Investments Co.	6,233	352,227
State Street Corp.	16,295	1,519,183
Stifel Financial Corp.[a,b]	3,075	156,364
T Rowe Price Group Inc.	11,097	917,944
TD Ameritrade Holding Corp.	11,238	513,914
Waddell & Reed Financial Inc. Class A	3,683	76,128

		32,364,006
CHEMICALS — 2.19%
AdvanSix Inc.[a]	1,375	46,035
Air Products & Chemicals Inc.	10,073	1,431,877

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Albemarle Corp.	5,154	$596,833
Ashland Global Holdings Inc.	2,878	186,984
Axalta Coating Systems Ltd.[a]	10,037	316,166
Cabot Corp.	2,913	158,263
Celanese Corp. Series A	6,481	623,278
CF Industries Holdings Inc.	10,708	314,280
Chemours Co. (The)	8,608	409,827
Dow Chemical Co. (The)	51,819	3,328,853
Eastman Chemical Co.	6,721	558,918
Ecolab Inc.	12,035	1,584,648
EI du Pont de Nemours & Co.	39,974	3,286,263
FMC Corp.	6,134	468,515
GCP Applied Technologies Inc.[a]	3,402	103,081
HB Fuller Co.	2,348	120,969
Huntsman Corp.	9,019	240,086
Ingevity Corp.[a]	1,913	111,911
International Flavors & Fragrances Inc.	3,624	482,644
LyondellBasell Industries NV Class A	15,201	1,369,458
Minerals Technologies Inc.	1,654	117,103
Monsanto Co.	20,217	2,361,750
Mosaic Co. (The)	16,067	387,857
NewMarket Corp.	416	191,406
Olin Corp.	7,653	225,610
Platform Specialty Products Corp.[a,b]	10,025	140,450
PolyOne Corp.	3,659	133,846
PPG Industries Inc.	11,780	1,239,845
Praxair Inc.	13,202	1,718,372
RPM International Inc.	6,076	315,162
Scotts Miracle-Gro Co. (The) Class A	2,089	200,523
Sensient Technologies Corp.	2,063	153,405
Sherwin-Williams Co. (The)	3,725	1,256,331
Westlake Chemical Corp.	1,740	122,426
WR Grace & Co.	3,113	214,672

		24,517,647
COMMERCIAL SERVICES & SUPPLIES — 0.44%
Cintas Corp.	4,005	540,074
Clean Harbors Inc.[a]	2,451	139,217
Copart Inc.[a]	9,305	293,014
Covanta Holding Corp.	5,717	86,327
Deluxe Corp.	2,194	158,407
Healthcare Services Group Inc.	3,446	180,053
Herman Miller Inc.	2,636	88,767
HNI Corp.	2,013	75,991
KAR Auction Services Inc.	6,240	262,330
LSC Communications Inc.	1,606	34,336
MSA Safety Inc.	1,485	119,038
Pitney Bowes Inc.	8,823	138,874
Republic Services Inc.	10,548	677,393
Rollins Inc.	4,467	193,912
RR Donnelley & Sons Co.	3,127	38,650
Stericycle Inc.[a]	3,902	300,766
Tetra Tech Inc.	2,564	121,662
Waste Management Inc.	18,727	1,407,334

		4,856,145
COMMUNICATIONS EQUIPMENT — 1.10%
Arista Networks Inc.[a]	1,992	297,386
ARRIS International PLC[a]	8,526	238,387
Brocade Communications Systems Inc.	19,009	240,084

Security	Shares	Value
Ciena Corp.[a]	6,608	$170,156
Cisco Systems Inc.	230,523	7,249,948
CommScope Holding Co. Inc.[a]	8,748	321,751
EchoStar Corp. Class Aa	2,166	131,541
F5 Networks Inc.[a]	2,950	356,213
Finisar Corp.[a]	5,162	140,510
Harris Corp.	5,617	642,978
InterDigital Inc./PA	1,616	117,726
Juniper Networks Inc.	17,582	491,417
Lumentum Holdings Inc.[a]	2,630	164,638
Motorola Solutions Inc.	7,508	680,825
NetScout Systems Inc.[a]	4,281	147,695
Palo Alto Networks Inc.[a,b]	4,263	561,778
Plantronics Inc.	1,602	72,378
ViaSat Inc.[a,b]	2,494	164,828
Viavi Solutions Inc.[a]	10,323	113,243

		12,303,482
CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a]	7,360	234,784
Chicago Bridge & Iron Co. NVb	4,660	87,328
Dycom Industries Inc.[a,b]	1,388	125,753
EMCOR Group Inc.	2,730	184,275
Fluor Corp.	6,395	277,735
Jacobs Engineering Group Inc.	5,596	295,021
KBR Inc.	6,461	96,398
Quanta Services Inc.[a]	6,946	234,289
Valmont Industries Inc.	1,072	163,694

		1,699,277
CONSTRUCTION MATERIALS — 0.14%
Eagle Materials Inc.	2,274	213,983
Martin Marietta Materials Inc.	2,877	651,439
Vulcan Materials Co.	6,050	744,876

		1,610,298
CONSUMER FINANCE — 0.72%
Ally Financial Inc.	21,082	477,296
American Express Co.	34,614	2,950,151
Capital One Financial Corp.	22,249	1,917,419
Discover Financial Services	17,455	1,063,708
LendingClub Corp.[a,b]	15,761	79,908
Navient Corp.	13,054	192,547
PRA Group Inc.[a]	2,184	85,613
SLM Corp.[a]	19,865	220,104
Synchrony Financial	35,654	1,081,029

		8,067,775
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	2,919	236,235
Avery Dennison Corp.	4,131	383,894
Ball Corp.	16,169	677,481
Bemis Co. Inc.	4,217	178,674
Berry Global Group Inc.[a]	6,011	337,097
Crown Holdings Inc.[a]	6,348	377,516
Graphic Packaging Holding Co.	14,580	192,310

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
International Paper Co.	19,104	$1,050,338
Owens-Illinois Inc.[a]	7,669	183,289
Packaging Corp. of America	4,301	470,873
Sealed Air Corp.	8,979	390,676
Silgan Holdings Inc.	3,410	103,323
Sonoco Products Co.	4,592	222,620
WestRock Co.	11,662	669,632

		5,473,958
DISTRIBUTORS — 0.11%
Genuine Parts Co.	6,767	574,721
LKQ Corp.[a]	14,284	493,655
Pool Corp.	1,874	202,617

		1,270,993
DIVERSIFIED CONSUMER SERVICES — 0.14%
Adtalem Global Education Inc.	2,484	80,730
Bright Horizons Family Solutions Inc.[a]	2,289	180,854
Graham Holdings Co. Class B	217	128,551
Grand Canyon Education Inc.[a]	2,181	160,456
H&R Block Inc.	9,492	289,506
Houghton Mifflin Harcourt Co.[a]	5,063	60,503
Service Corp. International/U.S.	8,622	299,442
ServiceMaster Global Holdings Inc.[a]	6,042	265,606
Sotheby’sa,b	2,122	120,084

		1,585,732
DIVERSIFIED FINANCIAL SERVICES — 1.44%
Berkshire Hathaway Inc. Class Ba	87,574	15,322,823
Leucadia National Corp.	14,815	385,634
Voya Financial Inc.	8,591	337,111

		16,045,568
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.94%
AT&T Inc.	283,448	11,054,472
CenturyLink Inc.	25,195	586,288
Frontier Communications Corp.[b]	3,530	54,044
Level 3 Communications Inc.[a]	13,542	794,645
Verizon Communications Inc.	188,075	9,102,830
Zayo Group Holdings Inc.[a]	4,617	151,391

		21,743,670
ELECTRIC UTILITIES — 1.91%
ALLETE Inc.	2,295	168,155
Alliant Energy Corp.	10,433	422,849
American Electric Power Co. Inc.	22,694	1,600,835
Duke Energy Corp.	32,267	2,746,567
Edison International	15,043	1,183,583
El Paso Electric Co.	1,950	101,205
Entergy Corp.	8,257	633,477
Eversource Energy	14,569	885,650
Exelon Corp.	42,761	1,639,457
FirstEnergy Corp.	20,631	658,335
Great Plains Energy Inc.	9,814	302,860
Hawaiian Electric Industries Inc.	4,944	163,103
IDACORP Inc.	2,343	202,341
NextEra Energy Inc.	21,584	3,153,207

Security	Shares	Value
OGE Energy Corp.	9,073	$325,358
PG&E Corp.	23,526	1,592,475
Pinnacle West Capital Corp.	5,114	443,537
PNM Resources Inc.	3,744	149,198
Portland General Electric Co.	4,142	185,106
PPL Corp.	31,477	1,206,513
Southern Co. (The)	45,836	2,196,919
Westar Energy Inc.	6,489	329,317
Xcel Energy Inc.	23,322	1,103,364

		21,393,411
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.[b]	2,058	417,054
AMETEK Inc.	10,589	652,071
Eaton Corp. PLC	20,603	1,612,185
Emerson Electric Co.	29,776	1,774,947
EnerSys	1,933	139,698
Generac Holdings Inc.[a,b]	2,906	104,529
Hubbell Inc.	2,399	284,977
Regal Beloit Corp.	2,104	175,368
Rockwell Automation Inc.	5,947	981,433
Sensata Technologies Holding NVa,b	7,900	356,448

		6,498,710
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.76%
Amphenol Corp. Class A	14,156	1,084,633
Anixter International Inc.[a]	1,329	104,659
Arrow Electronics Inc.[a]	4,108	333,939
Avnet Inc.	5,838	224,062
Belden Inc.	1,948	140,139
CDW Corp./DE	7,329	464,879
Cognex Corp.	3,955	375,962
Corning Inc.	42,505	1,238,596
Dolby Laboratories Inc. Class A	2,620	135,585
FLIR Systems Inc.	6,181	230,675
IPG Photonics Corp.[a]	1,731	264,220
Itron Inc.[a]	1,504	109,792
Jabil Inc.	8,299	253,120
Keysight Technologies Inc.[a]	8,629	358,880
Littelfuse Inc.	1,040	187,387
National Instruments Corp.	4,957	203,931
SYNNEX Corp.	1,372	163,158
TE Connectivity Ltd.	16,395	1,317,994
Tech Data Corp.[a]	1,640	167,936
Trimble Inc.[a]	11,770	440,551
Universal Display Corp.	2,097	252,898
VeriFone Systems Inc.[a]	5,065	98,818
Vishay Intertechnology Inc.	6,370	113,705
Zebra Technologies Corp. Class Aa,b	2,474	251,655

		8,517,174
ENERGY EQUIPMENT & SERVICES — 0.87%
Baker Hughes a GE Co.	19,560	721,568
Core Laboratories NV	2,083	209,404
Diamond Offshore Drilling Inc.[a,b]	3,034	37,682
Dril-Quip Inc.[a]	1,790	79,834
Ensco PLC Class A	13,967	73,886

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Halliburton Co.	39,986	$1,697,006
Helmerich & Payne Inc.	4,917	248,899
Nabors Industries Ltd.	13,106	101,047
National Oilwell Varco Inc.	17,685	578,476
Noble Corp. PLC	10,927	43,708
Oceaneering International Inc.	4,466	114,553
Oil States International Inc.[a]	2,254	56,012
Patterson-UTI Energy Inc.	7,454	144,160
Rowan Companies PLC Class Aa	5,964	69,600
Schlumberger Ltd.	64,129	4,399,249
Superior Energy Services Inc.[a]	7,104	76,439
TechnipFMC PLC[a]	21,339	609,015
Transocean Ltd.[a,b]	17,428	150,752
U.S. Silica Holdings Inc.	3,242	94,440
Weatherford International PLC[a,b]	44,488	198,417

		9,704,147
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.88%
Acadia Realty Trust	3,934	116,997
Alexandria Real Estate Equities Inc.	4,196	508,765
American Campus Communities Inc.	6,244	299,337
American Homes 4 Rent Class A	10,651	245,080
American Tower Corp.	19,570	2,667,978
Apartment Investment & Management Co. Class A	7,322	333,517
Apple Hospitality REIT Inc.	7,255	133,927
AvalonBay Communities Inc.	6,369	1,225,077
Boston Properties Inc.	7,056	853,141
Brandywine Realty Trust	7,796	131,051
Brixmor Property Group Inc.	12,015	235,374
Camden Property Trust	3,991	357,993
Care Capital Properties Inc.	3,967	96,081
CBL & Associates Properties Inc.	7,746	68,087
Colony NorthStar Inc. Class A	25,421	372,163
Columbia Property Trust Inc.	5,417	117,820
CoreCivic Inc.	5,497	152,267
CoreSite Realty Corp.	1,606	174,379
Corporate Office Properties Trust	4,584	152,601
Cousins Properties Inc.	19,094	175,474
Crown Castle International Corp.	16,869	1,696,684
CubeSmart	8,531	210,374
CyrusOne Inc.	3,580	213,762
DCT Industrial Trust Inc.	4,310	242,825
DDR Corp.	14,232	145,024
DiamondRock Hospitality Co.	9,113	106,440
Digital Realty Trust Inc.	7,380	851,209
Douglas Emmett Inc.	6,787	259,671
Duke Realty Corp.	16,239	464,273
DuPont Fabros Technology Inc.	3,500	218,155
EastGroup Properties Inc.	1,620	141,232
Education Realty Trust Inc.[b]	3,237	121,549
EPR Properties	2,941	212,870
Equinix Inc.	3,602	1,623,529
Equity Commonwealth[a]	5,836	184,301
Equity Lifestyle Properties Inc.	3,704	323,359
Equity Residential	17,009	1,157,633
Essex Property Trust Inc.	3,033	793,736
Extra Space Storage Inc.	5,868	466,506
Federal Realty Investment Trust	3,363	446,035
First Industrial Realty Trust Inc.	5,549	169,355
Forest City Realty Trust Inc. Class A	9,991	243,581
Four Corners Property Trust Inc.	2,771	70,328

Security	Shares	Value
Gaming and Leisure Properties Inc.	8,957	$339,829
GEO Group Inc. (The)	5,617	164,859
GGP Inc.[b]	27,091	612,527
Gramercy Property Trust	6,893	208,306
HCP Inc.	21,621	684,305
Healthcare Realty Trust Inc.	5,431	180,852
Healthcare Trust of America Inc. Class A	8,771	268,305
Highwoods Properties Inc.	4,792	246,884
Hospitality Properties Trust	7,734	224,750
Host Hotels & Resorts Inc.	33,836	631,380
Hudson Pacific Properties Inc.	7,063	231,101
Iron Mountain Inc.[b]	11,413	415,776
JBG SMITH Properties[a]	3,937	139,685
Kilroy Realty Corp.	4,582	318,037
Kimco Realty Corp.	19,561	394,741
Kite Realty Group Trust	3,849	79,020
Lamar Advertising Co. Class A	3,792	267,601
LaSalle Hotel Properties[b]	5,222	154,258
Lexington Realty Trust	9,928	101,067
Liberty Property Trust	6,792	285,400
Life Storage Inc.	2,157	157,547
Macerich Co. (The)[b]	5,458	313,235
Mack-Cali Realty Corp.	4,221	110,759
Medical Properties Trust Inc.	16,413	213,041
Mid-America Apartment Communities Inc.	5,219	540,323
National Health Investors Inc.[b]	1,877	144,998
National Retail Properties Inc.	6,933	277,181
Omega Healthcare Investors Inc.[b]	9,015	284,784
Outfront Media Inc.	6,407	146,528
Paramount Group Inc.	8,633	141,322
Park Hotels & Resorts Inc.	6,630	178,546
Parkway Inc.	1,830	42,108
Pebblebrook Hotel Trust[b]	3,233	108,855
Physicians Realty Trust	8,179	152,293
Piedmont Office Realty Trust Inc. Class A	6,574	138,120
Potlatch Corp.	1,954	93,499
Prologis Inc.	24,532	1,491,791
Public Storage	6,880	1,414,322
Quality Care Properties Inc.[a,b]	4,257	71,603
Rayonier Inc.	5,797	168,519
Realty Income Corp.[b]	12,614	719,755
Regency Centers Corp.	6,754	447,250
Retail Properties of America Inc. Class A	10,622	140,529
RLJ Lodging Trust[b]	5,739	121,437
Ryman Hospitality Properties Inc.	2,375	148,651
SBA Communications Corp.[a,b]	5,596	769,730
Senior Housing Properties Trust	11,139	216,654
Simon Property Group Inc.	14,386	2,280,181
SL Green Realty Corp.	4,692	484,543
Spirit Realty Capital Inc.	22,083	175,118
STORE Capital Corp.	7,775	181,857
Sun Communities Inc.	3,246	288,926
Sunstone Hotel Investors Inc.	10,396	169,247
Tanger Factory Outlet Centers Inc.	4,478	118,354
Taubman Centers Inc.	2,729	155,198
UDR Inc.	12,329	481,941
Uniti Group Inc.[a]	7,120	182,272
Urban Edge Properties	4,531	113,864
Ventas Inc.	16,357	1,101,644
VEREIT Inc.	44,711	371,548
Vornado Realty Trust	7,874	624,802

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Washington Prime Group Inc.	8,010	$72,250
Washington REIT	3,715	124,192
Weingarten Realty Investors	5,587	181,354
Welltower Inc.	16,871	1,238,163
Weyerhaeuser Co.	34,622	1,143,218
WP Carey Inc.	4,907	336,179
Xenia Hotels & Resorts Inc.	4,895	99,466

		43,405,920
FOOD & STAPLES RETAILING — 1.69%
Casey’s General Stores Inc.	1,771	189,054
Costco Wholesale Corp.	20,221	3,205,231
CVS Health Corp.	46,917	3,750,076
Kroger Co. (The)	41,846	1,026,064
Rite Aid Corp.[a,b]	48,019	107,562
Sprouts Farmers Market Inc.[a]	5,735	138,041
Sysco Corp.	22,766	1,197,947
United Natural Foods Inc.[a]	2,355	90,738
Wal-Mart Stores Inc.	68,112	5,448,279
Walgreens Boots Alliance Inc.	39,371	3,176,059
Whole Foods Market Inc.	14,838	619,635

		18,948,686
FOOD PRODUCTS — 1.43%
Archer-Daniels-Midland Co.	26,325	1,110,388
B&G Foods Inc.	3,103	112,484
Bunge Ltd.	6,513	510,554
Campbell Soup Co.	8,935	472,036
Conagra Brands Inc.	18,559	635,460
Darling Ingredients Inc.[a]	7,891	128,387
Dean Foods Co.	4,015	60,225
Flowers Foods Inc.	8,346	146,806
General Mills Inc.	26,587	1,479,832
Hain Celestial Group Inc. (The)[a,b]	4,884	218,364
Hershey Co. (The)	6,430	677,143
Hormel Foods Corp.	12,309	420,599
Ingredion Inc.	3,296	406,463
JM Smucker Co. (The)	5,341	651,068
Kellogg Co.	11,562	786,216
Kraft Heinz Co. (The)	27,496	2,404,800
Lamb Weston Holdings Inc.	6,288	276,546
Lancaster Colony Corp.	857	105,085
McCormick & Co. Inc./MD NVS	5,255	500,801
Mondelez International Inc. Class A	69,953	3,079,331
Pinnacle Foods Inc.	5,465	324,512
Post Holdings Inc.[a]	3,065	255,008
Snyder’s-Lance Inc.[b]	4,049	140,865
TreeHouse Foods Inc.[a]	2,567	217,759
Tyson Foods Inc. Class A	13,257	839,963

		15,960,695
GAS UTILITIES — 0.19%
Atmos Energy Corp.	4,866	422,174
National Fuel Gas Co.	3,935	232,991
New Jersey Resources Corp.	4,034	170,033
ONE Gas Inc.	2,463	179,257
South Jersey Industries Inc.	3,706	125,893
Southwest Gas Holdings Inc.	2,219	177,742
Spire Inc.	2,212	160,591

Security	Shares	Value
UGI Corp.	7,900	$398,713
WGL Holdings Inc.	2,363	202,557

		2,069,951

HEALTH CARE EQUIPMENT & SUPPLIES — 2.69%
Abbott Laboratories	79,899	3,929,433
ABIOMED Inc.[a]	1,907	282,408
Alere Inc.[a]	3,982	200,653
Align Technology Inc.[a]	3,508	586,643
Baxter International Inc.	22,473	1,359,167
Becton Dickinson and Co.	10,474	2,109,464
Boston Scientific Corp.[a]	63,100	1,679,722
Cooper Companies Inc. (The)	2,266	552,610
CR Bard Inc.	3,337	1,069,842
Danaher Corp.	28,147	2,293,699
DENTSPLY SIRONA Inc.	10,553	654,603
DexCom Inc.[a,b]	3,930	261,777
Edwards Lifesciences Corp.[a]	9,713	1,118,743
Haemonetics Corp.[a]	2,464	101,344
Halyard Health Inc.[a]	2,266	91,139
Hill-Rom Holdings Inc.	2,786	207,613
Hologic Inc.[a]	12,973	573,536
IDEXX Laboratories Inc.[a]	4,033	671,333
Intuitive Surgical Inc.[a]	1,697	1,592,227
Medtronic PLC	63,111	5,299,431
NuVasive Inc.[a]	2,366	155,659
ResMed Inc.	6,585	507,835
STERIS PLC	3,898	319,051
Stryker Corp.	14,293	2,102,500
Teleflex Inc.	2,088	432,675
Varex Imaging Corp.[a]	1,700	52,445
Varian Medical Systems Inc.[a,b]	4,249	412,663
West Pharmaceutical Services Inc.	3,366	298,564
Zimmer Biomet Holdings Inc.	9,256	1,122,938

		30,039,717

HEALTH CARE PROVIDERS & SERVICES — 2.60%
Acadia Healthcare Co. Inc.[a]	3,596	190,336
Aetna Inc.	15,292	2,359,709
AmerisourceBergen Corp.	7,625	715,377
Anthem Inc.	12,208	2,273,252
Brookdale Senior Living Inc.[a]	8,841	125,542
Cardinal Health Inc.	14,606	1,128,460
Centene Corp.[a]	7,944	630,912
Chemed Corp.	766	151,285
Cigna Corp.	11,798	2,047,661
Community Health Systems Inc.[a]	5,167	36,944
DaVita Inc.[a]	7,194	466,027
Envision Healthcare Corp.[a,b]	5,410	305,286
Express Scripts Holding Co.[a]	27,356	1,713,580
HCA Healthcare Inc.[a]	13,139	1,055,587
HealthSouth Corp.	4,093	174,198
Henry Schein Inc.[a]	3,651	665,249
Humana Inc.	6,649	1,537,249
Laboratory Corp. of America Holdings[a]	4,747	754,346
LifePoint Health Inc.[a]	1,830	108,702
Magellan Health Inc.[a]	1,060	79,023
McKesson Corp.	9,714	1,572,405

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
MEDNAX Inc.[a]	4,297	$201,873
Molina Healthcare Inc.[a]	2,051	137,007
Owens & Minor Inc.	2,763	89,051
Patterson Companies Inc.	3,658	152,612
Quest Diagnostics Inc.	6,321	684,628
Tenet Healthcare Corp.[a,b]	3,603	62,512
UnitedHealth Group Inc.	44,429	8,521,926
Universal Health Services Inc. Class B	4,120	456,620
VCA Inc.[a]	3,748	346,990
WellCare Health Plans Inc.[a]	2,032	359,644

		29,103,993

HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	8,716	107,294
athenahealth Inc.[a,b]	1,838	254,232
Cerner Corp.[a]	13,623	876,913
Medidata Solutions Inc.[a]	2,610	200,474
Veeva Systems Inc. Class Aa,b	4,978	317,397

		1,756,310

HOTELS, RESTAURANTS & LEISURE — 1.97%
Aramark	11,241	448,066
Bloomin’ Brands Inc.	4,806	83,769
Brinker International Inc.	2,265	80,340
Buffalo Wild Wings Inc.[a]	721	77,508
Carnival Corp.	19,289	1,288,119
Cheesecake Factory Inc. (The)	1,963	93,400
Chipotle Mexican Grill Inc.[a,b]	1,329	456,870
Choice Hotels International Inc.	1,730	111,844
Cracker Barrel Old Country Store Inc.[b]	1,108	172,239
Darden Restaurants Inc.	5,676	476,103
Domino’s Pizza Inc.	2,224	414,776
Dunkin’ Brands Group Inc.	4,305	228,294
Hilton Grand Vacations Inc.[a,b]	2,960	108,810
Hilton Worldwide Holdings Inc.	9,441	590,346
Hyatt Hotels Corp. Class Aa	1,747	97,081
Jack in the Box Inc.	1,355	125,690
Las Vegas Sands Corp.	16,778	1,033,693
Marriott International Inc./MD Class A	14,373	1,497,523
Marriott Vacations Worldwide Corp.	1,167	136,364
McDonald’s Corp.	37,578	5,829,851
MGM Resorts International	22,298	734,273
Norwegian Cruise Line Holdings Ltd.[a]	7,548	415,668
Royal Caribbean Cruises Ltd.	7,706	871,317
Six Flags Entertainment Corp.	3,846	218,722
Starbucks Corp.	66,675	3,599,116
Texas Roadhouse Inc.	3,053	144,407
Vail Resorts Inc.	1,853	390,538
Wendy’s Co. (The)	8,688	134,143
Wyndham Worldwide Corp.	4,787	499,619
Wynn Resorts Ltd.	3,672	474,936
Yum! Brands Inc.	15,242	1,150,466

		21,983,891

HOUSEHOLD DURABLES — 0.51%
CalAtlantic Group Inc.	3,591	126,044
DR Horton Inc.	15,751	562,153
Garmin Ltd.	5,353	268,667
Helen of Troy Ltd.[a]	1,228	123,721

Security	Shares	Value
Leggett & Platt Inc.	6,069	$292,404
Lennar Corp. Class A	9,312	488,321
Lennar Corp. Class B	329	14,631
Mohawk Industries Inc.[a]	2,914	725,557
Newell Brands Inc.	22,377	1,179,716
NVR Inc.[a]	159	415,060
PulteGroup Inc.	13,108	320,097
Tempur Sealy International Inc.[a,b]	2,064	119,031
Toll Brothers Inc.	6,923	267,159
Tupperware Brands Corp.	2,390	145,097
Whirlpool Corp.	3,423	608,883

		5,656,541

HOUSEHOLD PRODUCTS — 1.55%
Church & Dwight Co. Inc.	11,415	608,990
Clorox Co. (The)	5,961	795,734
Colgate-Palmolive Co.	40,723	2,940,201
Energizer Holdings Inc.	2,906	133,879
Kimberly-Clark Corp.	16,404	2,020,317
Procter & Gamble Co. (The)	117,916	10,709,131
Spectrum Brands Holdings Inc.	1,102	127,215

		17,335,467

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	30,019	335,612
Calpine Corp.[a]	16,851	242,317
Dynegy Inc.[a]	6,246	56,089
NRG Energy Inc.	14,393	354,356

		988,374

INDUSTRIAL CONGLOMERATES — 1.97%
3M Co.	27,552	5,542,636
Carlisle Companies Inc.	2,973	290,135
General Electric Co.	401,507	10,282,594
Honeywell International Inc.	35,164	4,786,524
Roper Technologies Inc.	4,714	1,095,816

		21,997,705

INSURANCE — 3.04%
Aflac Inc.	18,365	1,464,609
Alleghany Corp.[a]	684	419,525
Allstate Corp. (The)	16,792	1,528,072
American Financial Group Inc./OH	3,413	346,078
American International Group Inc.	40,521	2,652,099
AmTrust Financial Services Inc.	4,752	76,032
Aon PLC	12,106	1,672,686
Arch Capital Group Ltd.[a]	5,976	581,226
Arthur J Gallagher & Co.	8,332	489,838
Aspen Insurance Holdings Ltd.	2,673	130,442
Assurant Inc.	2,489	262,017
Assured Guaranty Ltd.	5,610	252,506
Axis Capital Holdings Ltd.	3,857	249,085
Brown & Brown Inc.	5,371	239,547
Chubb Ltd.	21,527	3,152,844
Cincinnati Financial Corp.	6,912	526,418
CNO Financial Group Inc.	7,798	178,418

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Erie Indemnity Co. Class A	838	$106,811
Everest Re Group Ltd.	1,889	495,655
First American Financial Corp.	5,006	242,340
FNF Group	12,575	614,415
Genworth Financial Inc. Class Aa	21,160	72,579
Hanover Insurance Group Inc. (The)	1,972	187,064
Hartford Financial Services Group Inc. (The)	16,926	930,930
Kemper Corp.	2,144	84,152
Lincoln National Corp.	10,365	757,267
Loews Corp.	12,660	616,289
Markel Corp.[a]	642	687,909
Marsh & McLennan Companies Inc.	23,811	1,856,544
Mercury General Corp.	1,657	99,238
MetLife Inc.	49,813	2,739,715
Old Republic International Corp.	11,318	222,059
Primerica Inc.	2,078	168,422
Principal Financial Group Inc.	12,302	821,158
ProAssurance Corp.	2,547	157,405
Progressive Corp. (The)	26,787	1,262,471
Prudential Financial Inc.	19,796	2,241,501
Reinsurance Group of America Inc.	2,966	415,833
RenaissanceRe Holdings Ltd.	1,836	269,727
RLI Corp.	1,783	103,521
Torchmark Corp.	4,972	392,639
Travelers Companies Inc. (The)	12,903	1,652,745
Unum Group	10,437	523,207
Validus Holdings Ltd.	3,618	194,612
White Mountains Insurance Group Ltd.	208	179,837
Willis Towers Watson PLC	5,862	872,735
WR Berkley Corp.	4,479	308,917
XL Group Ltd.	12,152	539,549

		34,038,688

INTERNET & DIRECT MARKETING RETAIL — 2.54%
Amazon.com Inc.[a]	18,290	18,066,496
Expedia Inc.	5,601	876,389
Groupon Inc.[a,b]	19,219	72,263
HSN Inc.	1,436	56,937
Liberty Expedia Holdings Inc. Class Aa	2,514	143,424
Liberty Interactive Corp. QVC Group Series Aa	18,384	440,113
Liberty TripAdvisor Holdings Inc. Class Aa	3,311	38,904
Liberty Ventures Series Aa,b	3,772	228,508
Netflix Inc.[a]	19,871	3,609,766
Priceline Group Inc. (The)[a]	2,269	4,602,667
Shutterfly Inc.[a]	1,452	71,206
TripAdvisor Inc.[a,b]	5,118	199,704

		28,406,377

INTERNET SOFTWARE & SERVICES — 4.37%
Akamai Technologies Inc.[a]	7,931	373,867
Alphabet Inc. Class Aa	13,722	12,974,151
Alphabet Inc. Class Ca	13,757	12,800,889
Cars.com Inc.[a,b]	3,327	80,846
CoStar Group Inc.[a]	1,516	417,734
eBay Inc.[a]	46,315	1,654,835
Facebook Inc. Class Aa	108,978	18,444,526
GrubHub Inc.[a,b]	4,026	185,719
IAC/InterActiveCorp[a]	3,371	352,708
j2 Global Inc.	2,219	187,794
Pandora Media Inc.[a,b]	11,492	102,853

Security	Shares	Value
Twitter Inc.[a]	28,285	$455,106
VeriSign Inc.[a,b]	4,065	411,256
Yelp Inc.[a]	2,824	91,865
Zillow Group Inc. Class Aa,b	2,160	98,129
Zillow Group Inc. Class Ca,b	4,886	220,652

		48,852,930

IT SERVICES — 3.91%
Accenture PLC Class A	28,588	3,682,706
Acxiom Corp.[a]	3,610	97,362
Alliance Data Systems Corp.	2,563	618,785
Amdocs Ltd.	6,810	457,428
Automatic Data Processing Inc.	20,674	2,458,345
Booz Allen Hamilton Holding Corp.	6,747	231,422
Broadridge Financial Solutions Inc.	5,352	406,003
CACI International Inc. Class Aa	1,159	144,991
Cognizant Technology Solutions Corp. Class A	27,136	1,881,067
Conduent Inc.[a]	8,385	138,436
Convergys Corp.	4,247	101,800
CoreLogic Inc./U.S.[a]	3,969	180,788
CSRA Inc.	6,588	214,835
DST Systems Inc.	2,942	161,516
DXC Technology Co.	13,057	1,023,408
EPAM Systems Inc.[a]	2,161	185,695
Euronet Worldwide Inc.[a]	2,435	235,245
Fidelity National Information Services Inc.	15,231	1,389,372
First Data Corp. Class Aa	9,240	172,418
Fiserv Inc.[a]	9,832	1,263,412
FleetCor Technologies Inc.[a]	4,229	643,062
Gartner Inc.[a]	4,176	535,864
Genpact Ltd.	6,131	177,799
Global Payments Inc.	7,016	662,100
International Business Machines Corp.	39,416	5,702,313
Jack Henry & Associates Inc.	3,606	386,996
Leidos Holdings Inc.	6,634	354,521
MasterCard Inc. Class A	43,245	5,526,711
MAXIMUS Inc.	2,960	178,666
NeuStar Inc. Class Aa	2,171	72,511
Paychex Inc.	14,759	853,808
PayPal Holdings Inc.[a]	51,456	3,012,749
Sabre Corp.	9,521	210,700
Science Applications International Corp.	1,986	139,834
Teradata Corp.[a,b]	5,859	186,433
Total System Services Inc.	7,554	479,377
Vantiv Inc. Class Aa	7,556	480,184
Visa Inc. Class A	85,120	8,474,547
Western Union Co. (The)	21,624	427,074
WEX Inc.[a]	1,825	198,341

		43,748,624

LEISURE PRODUCTS — 0.13%
Brunswick Corp./DE	4,109	232,611
Hasbro Inc.	5,156	545,917
Mattel Inc.	15,602	312,352
Polaris Industries Inc.[b]	2,735	245,220
Vista Outdoor Inc.[a]	2,699	62,320

		1,398,420

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.76%
Agilent Technologies Inc.	14,899	$890,811
Bio-Rad Laboratories Inc. Class Aa	965	227,383
Bio-Techne Corp.	1,747	202,495
Bruker Corp.	5,043	144,633
Charles River Laboratories International Inc.[a]	2,220	218,004
Illumina Inc.[a]	6,714	1,167,229
Mettler-Toledo International Inc.[a]	1,190	681,965
PAREXEL International Corp.[a]	2,401	210,136
PerkinElmer Inc.	5,095	335,404
Quintiles IMS Holdings Inc.[a]	6,290	569,559
Thermo Fisher Scientific Inc.	18,037	3,166,035
Waters Corp.[a]	3,714	644,156

		8,457,810

MACHINERY — 1.85%
Actuant Corp. Class A	2,722	65,872
AGCO Corp.	3,143	226,736
Allison Transmission Holdings Inc.	7,004	264,751
Caterpillar Inc.	27,141	3,092,717
Colfax Corp.[a]	4,532	187,081
Crane Co.	2,363	178,407
Cummins Inc.	7,095	1,191,250
Deere & Co.	13,558	1,739,220
Donaldson Co. Inc.	6,181	293,536
Dover Corp.	7,155	601,020
Flowserve Corp.	5,930	243,901
Fortive Corp.	13,881	898,656
Graco Inc.	2,557	296,714
Hillenbrand Inc.	2,964	106,704
IDEX Corp.	3,482	405,792
Illinois Tool Works Inc.	14,370	2,022,003
Ingersoll-Rand PLC	11,856	1,041,905
ITT Inc.	4,054	166,214
Kennametal Inc.	3,749	138,338
Lincoln Electric Holdings Inc.	2,883	251,571
Middleby Corp. (The)[a,b]	2,631	343,819
Mueller Industries Inc.	2,704	85,176
Nordson Corp.	2,503	317,881
Oshkosh Corp.	3,518	242,249
PACCAR Inc.	16,272	1,113,818
Parker-Hannifin Corp.	6,137	1,018,619
Pentair PLC	7,715	486,585
Snap-on Inc.	2,659	410,018
Stanley Black & Decker Inc.	7,066	994,116
Terex Corp.	4,497	177,047
Timken Co. (The)	3,348	152,334
Toro Co. (The)	5,018	356,730
Trinity Industries Inc.	6,868	188,252
WABCO Holdings Inc.[a]	2,324	319,713
Wabtec Corp./DEb	3,949	297,597
Welbilt Inc.[a,b]	6,442	125,555
Woodward Inc.	2,612	182,683
Xylem Inc./NY	8,307	471,256

		20,695,836

Security	Shares	Value
MARINE — 0.01%
Kirby Corp.[a,b]	2,466	$150,179

		150,179

MEDIA — 3.20%
AMC Networks Inc. Class Aa,b	2,579	164,927
Cable One Inc.	214	162,619
CBS Corp. Class A	331	21,876
CBS Corp. Class B NVS	17,037	1,121,546
Charter Communications Inc. Class Aa	9,944	3,897,153
Cinemark Holdings Inc.	4,857	188,937
Comcast Corp. Class A	218,197	8,826,069
Discovery Communications Inc. Class Aa,b	7,272	178,891
Discovery Communications Inc. Class C NVS[a]	9,569	221,331
DISH Network Corp. Class Aa	10,484	671,291
Gannett Co. Inc.	4,989	44,751
Interpublic Group of Companies Inc. (The)	18,223	393,799
John Wiley & Sons Inc. Class A	2,023	111,771
Liberty Broadband Corp. Class Aa	1,220	120,683
Liberty Broadband Corp. Class Ca	3,147	312,120
Liberty Global PLC Class Ba	57	2,006
Liberty Global PLC Series Aa,b	10,888	368,668
Liberty Global PLC Series C NVS[a]	29,577	969,238
Liberty Global PLC LiLAC Class Aa	2,517	64,737
Liberty Global PLC LiLAC Class Ca,b	5,769	147,225
Liberty Media Corp.-Liberty Formula One Class Aa	1,087	36,686
Liberty Media Corp.-Liberty Formula One Class Ca	5,433	191,079
Liberty Media Corp.-Liberty SiriusXM Class Aa	3,937	181,614
Liberty Media Corp.-Liberty SiriusXM Class Ca	8,231	378,626
Lions Gate Entertainment Corp. Class A	2,718	79,909
Lions Gate Entertainment Corp. Class Ba	4,728	130,067
Live Nation Entertainment Inc.[a]	6,280	234,056
Madison Square Garden Co. (The)[a,b]	678	148,970
Meredith Corp.	1,667	99,103
New York Times Co. (The) Class A	5,504	104,576
News Corp. Class A	17,588	251,684
News Corp. Class B	5,606	82,408
Omnicom Group Inc.	10,712	843,463
Regal Entertainment Group Class A	4,766	90,649
Scripps Networks Interactive Inc. Class A	4,410	385,478
Sinclair Broadcast Group Inc. Class A	3,338	120,335
Sirius XM Holdings Inc.[b]	77,377	453,429
TEGNA Inc.	9,981	148,018
Time Inc.	4,259	59,839
Time Warner Inc.	35,755	3,662,027
Tribune Media Co. Class A	3,249	136,945
Twenty-First Century Fox Inc. Class A	48,534	1,412,340
Twenty-First Century Fox Inc. Class B	22,290	639,500
Viacom Inc. Class Ab	320	12,960
Viacom Inc. Class B NVS	16,235	566,926
Walt Disney Co. (The)	67,070	7,373,005

		35,813,330

METALS & MINING — 0.40%
Alcoa Corp.	6,869	250,032
Allegheny Technologies Inc.	5,228	99,018
Carpenter Technology Corp.	2,175	87,935

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Commercial Metals Co.	5,431	$101,017
Compass Minerals International Inc.	1,487	102,677
Freeport-McMoRan Inc.[a]	61,078	892,960
Newmont Mining Corp.	24,712	918,545
Nucor Corp.	14,719	848,845
Reliance Steel & Aluminum Co.	3,352	242,551
Royal Gold Inc.	3,011	260,933
Steel Dynamics Inc.	11,162	395,246
U.S. Steel Corp.	8,012	188,202
Worthington Industries Inc.	2,116	107,218

		4,495,179

MORTGAGE REAL ESTATE INVESTMENT — 0.19%
AGNC Investment Corp.	16,298	345,192
Annaly Capital Management Inc.	46,764	562,571
Blackstone Mortgage Trust Inc. Class Ab	4,199	129,623
Chimera Investment Corp.	8,073	151,934
CYS Investments Inc.	7,600	64,676
Invesco Mortgage Capital Inc.	5,282	87,840
MFA Financial Inc.	18,686	158,644
New Residential Investment Corp.	14,281	242,777
Starwood Property Trust Inc.[b]	12,182	268,491
Two Harbors Investment Corp.	15,972	157,963

		2,169,711

MULTI-UTILITIES — 0.99%
Ameren Corp.	11,256	631,462
Avista Corp.	2,904	152,779
Black Hills Corp.	2,453	170,876
CenterPoint Energy Inc.	19,751	556,781
CMS Energy Corp.	12,951	598,854
Consolidated Edison Inc.	14,146	1,172,138
Dominion Energy Inc.	28,984	2,236,985
DTE Energy Co.	8,267	885,065
MDU Resources Group Inc.	9,121	240,338
NiSource Inc.	14,886	387,929
NorthWestern Corp.	2,290	132,339
Public Service Enterprise Group Inc.	23,400	1,052,298
SCANA Corp.	6,525	420,014
Sempra Energy	11,579	1,308,543
Vectren Corp.	3,868	232,506
WEC Energy Group Inc.	14,469	911,113

		11,090,020

MULTILINE RETAIL — 0.38%
Big Lots Inc.	2,098	104,208
Dillard’s Inc. Class Ab	1,135	83,786
Dollar General Corp.	11,576	870,052
Dollar Tree Inc.[a]	10,945	788,915
JC Penney Co. Inc.[a,b]	14,222	76,941
Kohl’s Corp.	7,978	329,890
Macy’s Inc.	13,963	331,621
Nordstrom Inc.	5,028	244,210
Target Corp.	25,537	1,447,182

		4,276,805

OIL, GAS & CONSUMABLE FUELS — 4.86%
Anadarko Petroleum Corp.	25,963	1,185,730

Security	Shares	Value
Andeavor	6,937	$690,440
Antero Resources Corp.[a]	6,470	133,411
Apache Corp.	17,603	870,996
Cabot Oil & Gas Corp.	21,373	531,546
Carrizo Oil & Gas Inc.[a]	3,519	55,459
Cheniere Energy Inc.[a]	10,993	496,884
Chesapeake Energy Corp.[a,b]	35,383	175,500
Chevron Corp.	87,347	9,537,419
Cimarex Energy Co.	4,338	429,592
Concho Resources Inc.[a]	6,874	895,407
ConocoPhillips	57,006	2,586,362
CONSOL Energy Inc.[a]	7,993	133,963
Continental Resources Inc./OKa,b	3,968	132,650
Devon Energy Corp.	24,089	802,405
Diamondback Energy Inc.[a]	4,498	431,268
Energen Corp.[a]	4,552	242,531
EOG Resources Inc.	26,593	2,530,058
EQT Corp.	7,982	508,453
Exxon Mobil Corp.	195,355	15,636,214
Gulfport Energy Corp.[a]	7,014	88,517
Hess Corp.	12,581	560,358
HollyFrontier Corp.	8,375	241,535
Kinder Morgan Inc./DE	88,658	1,811,283
Marathon Oil Corp.	39,531	483,464
Marathon Petroleum Corp.	23,900	1,338,161
Murphy Oil Corp.	7,366	195,788
Newfield Exploration Co.[a]	9,174	263,569
Noble Energy Inc.	20,844	602,600
Oasis Petroleum Inc.[a]	10,889	84,716
Occidental Petroleum Corp.	35,230	2,181,794
ONEOK Inc.	17,436	986,355
Parsley Energy Inc. Class Aa	10,472	306,620
PBF Energy Inc. Class A	4,978	113,349
Phillips 66	20,213	1,692,839
Pioneer Natural Resources Co.	7,847	1,279,846
QEP Resources Inc.[a]	10,652	91,288
Range Resources Corp.	8,434	178,042
Rice Energy Inc.[a]	5,360	149,919
SemGroup Corp. Class A	2,419	65,434
SM Energy Co.	4,377	76,116
Southwestern Energy Co.[a]	24,016	136,891
Targa Resources Corp.	9,890	458,995
Valero Energy Corp.	20,641	1,423,610
Whiting Petroleum Corp.[a,b]	13,276	69,699
Williams Companies Inc. (The)	38,191	1,213,710
World Fuel Services Corp.	3,135	101,386
WPX Energy Inc.[a]	18,515	199,592

		54,401,764

PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,924	114,211
KapStone Paper and Packaging Corp.	3,823	87,394
Louisiana-Pacific Corp.[a]	6,641	166,756

		368,361

PERSONAL PRODUCTS — 0.15%
Avon Products Inc.[a]	20,270	73,783
Edgewell Personal Care Co.[a]	2,633	190,103

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	10,364	$1,025,932
Herbalife Ltd.[a,b]	3,151	209,573
Nu Skin Enterprises Inc. Class A	2,321	147,058

		1,646,449

PHARMACEUTICALS — 4.46%
Akorn Inc.[a]	4,093	137,607
Allergan PLC	15,466	3,902,536
Bristol-Myers Squibb Co.	76,038	4,326,562
Catalent Inc.[a]	5,852	203,064
Eli Lilly & Co.	44,713	3,695,976
Endo International PLC[a]	9,334	102,861
Horizon Pharma PLC[a,b]	7,297	87,418
Impax Laboratories Inc.[a,b]	3,191	61,746
Jazz Pharmaceuticals PLC[a]	2,793	429,033
Johnson & Johnson	124,197	16,483,426
Mallinckrodt PLC[a]	4,577	209,627
Medicines Co. (The)[a]	3,273	125,847
Merck & Co. Inc.	126,102	8,055,396
Mylan NVa	21,310	830,877
Pacira Pharmaceuticals Inc./DEa	1,861	73,509
Perrigo Co. PLC	6,543	490,201
Pfizer Inc.	275,142	9,123,709
Prestige Brands Holdings Inc.[a]	2,547	136,596
Zoetis Inc.	22,543	1,409,388

		49,885,379

PROFESSIONAL SERVICES — 0.33%
Advisory Board Co. (The)[a]	1,856	104,307
Dun & Bradstreet Corp. (The)	1,677	185,745
Equifax Inc.	5,568	809,810
FTI Consulting Inc.[a]	1,766	57,943
IHS Markit Ltd.[a]	14,622	682,116
ManpowerGroup Inc.	3,055	327,343
Nielsen Holdings PLC	15,444	664,246
Robert Half International Inc.	5,786	261,817
Verisk Analytics Inc. Class Aa	7,070	616,928

		3,710,255

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	2,041	85,579
CBRE Group Inc. Class Aa	13,929	529,163
Howard Hughes Corp. (The)[a]	1,691	212,745
Jones Lang LaSalle Inc.	2,088	265,635
Realogy Holdings Corp.	6,333	210,255
St. Joe Co. (The)[a,b]	3,212	57,977

		1,361,354

ROAD & RAIL — 0.83%
Avis Budget Group Inc.[a]	3,901	120,073
CSX Corp.	42,444	2,094,187
Genesee & Wyoming Inc. Class Aa	2,784	181,405
Hertz Global Holdings Inc.[a,b]	3,184	43,525
JB Hunt Transport Services Inc.	3,996	362,477
Kansas City Southern	4,857	501,194
Landstar System Inc.	1,877	156,073
Norfolk Southern Corp.	13,397	1,508,234
Old Dominion Freight Line Inc.	3,186	305,569

Security	Shares	Value
Ryder System Inc.	2,541	$184,883
Union Pacific Corp.	37,281	3,838,452

		9,296,072

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.36%
Advanced Micro Devices Inc.[a,b]	35,419	482,053
Analog Devices Inc.	16,910	1,336,059
Applied Materials Inc.	49,515	2,194,010
Broadcom Ltd.	18,518	4,567,650
Cavium Inc.[a,b]	3,107	192,448
Cirrus Logic Inc.[a]	2,948	181,125
Cree Inc.[a,b]	4,399	113,978
Cypress Semiconductor Corp.	15,509	220,228
First Solar Inc.[a]	3,637	179,340
Integrated Device Technology Inc.[a]	6,258	163,584
Intel Corp.	217,104	7,700,679
KLA-Tencor Corp.	7,209	667,770
Lam Research Corp.	7,406	1,180,961
Marvell Technology Group Ltd.	20,124	313,129
Maxim Integrated Products Inc.	12,998	590,629
Microchip Technology Inc.	10,529	842,741
Micron Technology Inc.[a]	47,938	1,348,017
Microsemi Corp.[a]	5,269	274,409
NVIDIA Corp.	27,456	4,461,874
ON Semiconductor Corp.[a]	19,696	294,455
Qorvo Inc.[a,b]	5,935	406,904
QUALCOMM Inc.	68,031	3,618,569
Semtech Corp.[a]	3,001	118,840
Silicon Laboratories Inc.[a]	2,032	152,603
Skyworks Solutions Inc.	8,533	894,856
Synaptics Inc.[a,b]	1,596	83,966
Teradyne Inc.	9,033	312,451
Texas Instruments Inc.	45,935	3,738,190
Versum Materials Inc.	4,889	172,386
Xilinx Inc.	11,500	727,490

		37,531,394

SOFTWARE — 5.03%
ACI Worldwide Inc.[a]	5,438	125,998
Activision Blizzard Inc.	31,953	1,974,056
Adobe Systems Inc.[a]	22,782	3,337,335
ANSYS Inc.[a]	3,978	515,350
Aspen Technology Inc.[a]	3,479	197,851
Autodesk Inc.[a]	8,959	992,568
Blackbaud Inc.	2,239	206,749
CA Inc.	14,460	448,838
Cadence Design Systems Inc.[a]	13,044	481,324
CDK Global Inc.	6,642	436,911
Citrix Systems Inc.[a]	6,964	550,017
CommVault Systems Inc.[a]	1,932	115,051
Dell Technologies Inc. Class Va	6,184	397,446
Electronic Arts Inc.[a]	14,284	1,667,514
Ellie Mae Inc.[a]	1,585	138,244
Fair Isaac Corp.	1,427	203,419
FireEye Inc.[a,b]	7,471	109,301
Fortinet Inc.[a]	7,020	259,108
Guidewire Software Inc.[a,b]	3,477	250,900
Intuit Inc.	11,250	1,543,613

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Manhattan Associates Inc.[a]	3,151	$139,274
Microsoft Corp.	355,947	25,877,347
Nuance Communications Inc.[a]	11,728	202,894
Oracle Corp.	138,484	6,914,506
Proofpoint Inc.[a,b]	2,067	176,191
PTC Inc.[a]	5,384	297,143
Red Hat Inc.[a]	8,251	815,776
salesforce.com Inc.[a]	30,808	2,797,366
ServiceNow Inc.[a]	7,827	864,492
Splunk Inc.[a,b]	6,374	382,504
SS&C Technologies Holdings Inc.	7,977	309,189
Symantec Corp.	28,024	868,464
Synopsys Inc.[a]	6,954	532,468
Tableau Software Inc. Class Aa	2,818	181,620
Take-Two Interactive Software Inc.[a,b]	4,784	380,232
Tyler Technologies Inc.[a]	1,567	269,226
Ultimate Software Group Inc. (The)[a]	1,372	309,674
Verint Systems Inc.[a]	2,980	118,157
VMware Inc. Class Aa,b	3,255	301,771
Workday Inc. Class Aa	6,010	613,681

		56,303,568

SPECIALTY RETAIL — 2.06%
Aaron’s Inc.	3,021	139,812
Abercrombie & Fitch Co. Class A	2,761	27,168
Advance Auto Parts Inc.	3,403	381,170
American Eagle Outfitters Inc.	7,813	92,506
Asbury Automotive Group Inc.[a]	926	50,004
Ascena Retail Group Inc.[a,b]	7,124	16,670
AutoNation Inc.[a,b]	3,079	130,488
AutoZone Inc.[a,b]	1,309	706,624
Bed Bath & Beyond Inc.	6,582	196,802
Best Buy Co. Inc.	12,175	710,289
Burlington Stores Inc.[a]	3,266	284,240
Cabela’s Inc.[a]	2,293	130,655
CarMax Inc.[a,b]	8,575	568,094
Chico’s FAS Inc.	5,827	53,317
Dick’s Sporting Goods Inc.	4,070	151,974
DSW Inc. Class A	3,248	58,594
Five Below Inc.[a,b]	2,638	127,442
Foot Locker Inc.	6,062	286,066
GameStop Corp. Class A	4,626	100,338
Gap Inc. (The)	9,919	236,370
Genesco Inc.[a]	902	28,954
GNC Holdings Inc. Class Ab	3,080	29,291
Group 1 Automotive Inc.	927	55,203
Home Depot Inc. (The)	55,120	8,245,952
L Brands Inc.	11,088	514,372
Lithia Motors Inc. Class A	1,050	108,412
Lowe’s Companies Inc.	39,560	3,061,944
Murphy USA Inc.[a,b]	1,549	117,306
O’Reilly Automotive Inc.[a]	4,200	858,060
Office Depot Inc.	24,554	144,132
Ross Stores Inc.	18,115	1,002,122
Sally Beauty Holdings Inc.[a]	6,610	133,720
Signet Jewelers Ltd.	3,174	194,122
Staples Inc.	29,918	303,668
Tiffany & Co.	4,907	468,668
TJX Companies Inc. (The)	29,638	2,083,848
Tractor Supply Co.	5,997	336,552
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,692	676,257

Security	Shares	Value
Urban Outfitters Inc.[a]	4,077	$79,868
Williams-Sonoma Inc.	3,740	173,648

		23,064,722

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.71%
3D Systems Corp.[a,b]	5,180	87,024
Apple Inc.	240,379	35,751,569
Diebold Nixdorf Inc.	3,372	78,905
Electronics For Imaging Inc.[a,b]	2,243	108,965
Hewlett Packard Enterprise Co.	76,536	1,340,145
HP Inc.	77,766	1,485,331
NCR Corp.[a]	5,452	206,358
NetApp Inc.	12,606	547,352
Seagate Technology PLC	13,809	455,145
Western Digital Corp.	13,419	1,142,225
Xerox Corp.	9,967	305,688

		41,508,707

TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	2,196	190,459
Coach Inc.	13,007	613,150
Deckers Outdoor Corp.[a]	1,493	96,836
Fossil Group Inc.[a,b]	1,723	19,384
G-III Apparel Group Ltd.[a,b]	2,177	56,667
Hanesbrands Inc.	16,778	384,552
lululemon athletica Inc.[a,b]	4,914	302,899
Michael Kors Holdings Ltd.[a]	7,106	258,943
NIKE Inc. Class B	61,098	3,607,837
PVH Corp.	3,581	427,177
Ralph Lauren Corp.	2,550	192,907
Skechers U.S.A. Inc. Class Aa	6,354	178,484
Steven Madden Ltd.[a]	2,451	100,491
Under Armour Inc. Class Aa,b	8,431	168,789
Under Armour Inc. Class Ca,b	8,558	154,985
VF Corp.	14,761	917,987
Wolverine World Wide Inc.	4,352	122,726

		7,794,273

THRIFTS & MORTGAGE FINANCE — 0.08%
Capitol Federal Financial Inc.	6,082	86,729
MGIC Investment Corp.[a]	16,986	198,227
New York Community Bancorp. Inc.	22,794	299,285
Radian Group Inc.	10,665	185,784
Washington Federal Inc.	3,990	133,466

		903,491

TOBACCO — 1.27%
Altria Group Inc.	89,057	5,786,033
British American Tobacco PLC ADR	5	313
Philip Morris International Inc.	71,606	8,357,136

		14,143,482

TRADING COMPANIES & DISTRIBUTORS — 0.26%
Air Lease Corp.	4,555	180,287
Applied Industrial Technologies Inc.	1,880	106,220

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Security	Shares	Value
Beacon Roofing Supply Inc.[a]	2,854	$131,084
Fastenal Co.	13,446	577,640
GATX Corp.	1,819	112,469
HD Supply Holdings Inc.[a]	9,237	300,110
MRC Global Inc.[a]	4,420	72,223
MSC Industrial Direct Co. Inc. Class A	2,012	143,275
NOW Inc.[a]	4,673	74,441
United Rentals Inc.[a]	3,892	462,992
Watsco Inc.	1,383	208,515
WESCO International Inc.[a]	1,904	97,580
WW Grainger Inc.	2,469	411,681

		2,878,517

TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	3,570	270,642

		270,642

WATER UTILITIES — 0.08%
American Water Works Co. Inc.	8,228	667,291
Aqua America Inc.	8,098	270,311

		937,602

WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	28,803	229,848
T-Mobile U.S. Inc.[a]	13,398	826,121
Telephone & Data Systems Inc.	4,382	124,580

		1,180,549

TOTAL COMMON STOCKS
(Cost: $756,032,629)		1,116,991,147

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	23,451,939	23,458,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	733,266	733,266

		24,192,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,188,598)		24,192,240

TOTAL INVESTMENTS IN SECURITIES — 102.03%
(Cost: $780,221,227)[h]		1,141,183,387
Other Assets Less Liabilities — (2.03)%		(22,704,626)

NET ASSETS — 100.00%		$1,118,478,761

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $800,825,880. Net unrealized appreciation was $340,357,507, of which $396,263,045 represented gross unrealized appreciation on securities and $55,905,538 represented gross unrealized depreciation on securities.

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,699	34	(155)	5,578	$2,379,184	$13,945	$31,649
PNC Financial Services Group Inc. (The)	22,797	220	(708)	22,309	2,873,399	16,644	36,351

					$5,252,583	$30,589	$68,000

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,116,974,279	$—	$16,868	$1,116,991,147
Money market funds	24,192,240	—	—	24,192,240

Total	$1,141,166,519	$—	$16,868	$1,141,183,387

29

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.29%

AUSTRIA — 2.00%
BUWOG AG	16,731	$489,892
CA Immobilien Anlagen AG	10,811	277,866

		767,758
BELGIUM — 3.50%
Aedifica SA	2,812	256,476
Befimmo SA	3,019	186,620
Cofinimmo SA	3,175	401,659
Intervest Offices & Warehouses NV	2,426	65,200
Leasinvest Real Estate SCA	315	37,918
Retail Estates NV	811	72,984
Warehouses De Pauw CVA	2,550	281,975
Wereldhave Belgium NV	333	39,233

		1,342,065
FINLAND — 0.67%
Citycon OYJ	59,982	162,653
Technopolis OYJ	22,018	95,011

		257,664
FRANCE — 19.08%
ANF Immobilier	1,034	26,857
Fonciere des Regions	6,119	588,904
Gecina SA	6,242	939,050
ICADE	5,514	471,778
Klepierre	32,126	1,302,007
Mercialys SA	6,402	129,070
Unibail-Rodamco SE	15,488	3,859,327

		7,316,993
GERMANY — 21.28%
ADLER Real Estate AGa	4,302	67,179
ADO Properties SAb	4,552	204,771
Alstria office REIT AG	20,705	302,577
Deutsche Euroshop AG	7,547	312,984
Deutsche Wohnen AG Bearer	55,472	2,189,970
DIC Asset AG	6,712	72,131
Grand City Properties SA	15,875	327,728
Hamborner REIT AG	11,920	127,383
LEG Immobilien AG	9,883	947,196
TAG Immobilien AG	22,904	374,543
TLG Immobilien AG	10,324	222,869
Vonovia SE	73,324	2,961,312
WCM Beteiligungs & Grundbesitz-AG	13,404	50,413

		8,161,056
IRELAND — 1.17%
Green REIT PLC	106,953	185,868
Hibernia REIT PLC	107,286	177,466

Security	Shares	Value
Irish Residential Properties REIT PLC	54,434	$85,998

		449,332
ITALY — 0.47%
Beni Stabili SpA SIIQ	159,645	127,050
Immobiliare Grande Distribuzione SIIQ SpA	55,866	54,339

		181,389
NETHERLANDS — 2.19%
Eurocommercial Properties NV	7,353	296,356
NSI NV	2,692	104,801
VastNed Retail NV	2,974	135,345
Wereldhave NV	6,299	303,894

		840,396
NORWAY — 0.68%
Entra ASA[b]	17,087	225,984
Norwegian Property ASA	26,494	33,363

		259,347
SPAIN — 4.29%
Axiare Patrimonio SOCIMI SA	9,768	181,672
Hispania Activos Inmobiliarios SOCIMI SA	13,820	248,317
Inmobiliaria Colonial SA	40,354	375,814
Lar Espana Real Estate SOCIMI SA	13,600	135,972
Merlin Properties SOCIMI SA	52,378	702,757

		1,644,532
SWEDEN — 8.43%
Castellum AB	42,105	653,251
D. Carnegie & Co. ABa,c	5,512	79,726
Dios Fastigheter AB	13,138	76,661
Fabege AB	20,607	406,329
Fastighets AB Balder Class Ba	15,145	384,754
Hemfosa Fastigheter AB	23,439	287,009
Hufvudstaden AB Class A	17,103	297,276
Klovern AB Class B	87,897	112,030
Kungsleden AB	29,480	193,519
Pandox AB	10,452	187,745
Wallenstam AB Class B	29,971	304,562
Wihlborgs Fastigheter AB	10,360	251,538

		3,234,400
SWITZERLAND — 5.82%
Allreal Holding AG Registered	2,197	400,531
Mobimo Holding AG Registered	952	272,324
PSP Swiss Property AG Registered	6,129	559,001
Swiss Prime Site AG Registered	11,040	998,332

		2,230,188
UNITED KINGDOM — 29.71%
Assura PLC	254,395	214,980
Big Yellow Group PLC	22,670	231,624

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2017

Security	Shares	Value
British Land Co. PLC (The)	160,572	$1,292,368
Capital & Counties Properties PLC[c]	114,202	433,005
Capital & Regional PLC	83,032	62,122
Custodian Reit PLC	49,409	74,583
Daejan Holdings PLC	708	60,857
Derwent London PLC	15,638	587,154
Empiric Student Property PLC	74,929	108,414
F&C Commercial Property Trust Ltd.	82,183	161,110
F&C UK REIT	37,777	52,667
GCP Student Living PLC	52,502	98,287
Grainger PLC	64,005	221,669
Great Portland Estates PLC	50,953	404,387
Hammerson PLC	123,951	938,795
Hansteen Holdings PLC	113,446	189,943
Helical PLC	15,321	69,685
Intu Properties PLC	138,449	465,984
Kennedy Wilson Europe Real Estate PLC	15,189	228,879
Land Securities Group PLC	118,755	1,598,484
LondonMetric Property PLC	99,799	221,432
Medicx Fund Ltd.	66,628	79,934
NewRiver REIT PLC	39,373	183,233
Phoenix Spree Deutschland Ltd.	12,173	46,660
Picton Property Income Ltd. (The)	84,361	95,647
Primary Health Properties PLC	89,084	135,941
Redefine International PLC/Isle of Man	188,576	95,541
Regional REIT Ltd.[b]	38,708	52,434
Safestore Holdings PLC	31,833	177,269
Schroder REIT Ltd.	81,055	66,253
Segro PLC	155,802	1,082,466
Shaftesbury PLC	35,012	453,734
Standard Life Investment Property Income Trust Ltd.	60,936	74,109
Target Healthcare REIT Ltd.	37,154	58,901
Tritax Big Box REIT PLC	212,929	420,511
UK Commercial Property Trust Ltd.[c]	101,589	121,474
UNITE Group PLC (The)	34,623	306,279
Workspace Group PLC	18,793	226,698

		11,393,513

TOTAL COMMON STOCKS
(Cost: $39,359,117)		38,078,633

RIGHTS — 0.05%

FRANCE — 0.05%
Gecina SA (Expires 08/02/17)[a,c]	6,222	18,398

		18,398

TOTAL RIGHTS
(Cost: $0)		18,398

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	625,176	625,364

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	13,830	$13,830

		639,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $639,169)		639,194

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $39,998,286)[g]		38,736,225
Other Assets, Less Liabilities — (1.01)%		(385,509)

NET ASSETS — 100.00%		$38,350,716

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $40,588,042. Net unrealized depreciation was $1,851,817, of which $3,023,620 represented gross unrealized appreciation on securities and $4,875,437 represented gross unrealized depreciation on securities.

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,078,633	$—	$—	$38,078,633
Rights	18,398	—	—	18,398
Money market funds	639,194	—	—	639,194

Total	$38,736,225	$—	$—	$38,736,225

32

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL REIT ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

AUSTRALIA — 6.90%
BWP Trust	169,309	$391,987
Charter Hall Retail REIT	123,033	402,716
Cromwell Property Group	499,521	366,889
Dexus	332,233	2,487,936
Goodman Group	572,923	3,640,850
GPT Group (The)	595,093	2,275,694
Investa Office Fund	189,183	685,696
Mirvac Group	1,218,704	2,111,307
Scentre Group	1,696,002	5,592,035
Shopping Centres Australasia Property Group	256,853	444,977
Stockland	804,127	2,696,295
Vicinity Centres	1,105,736	2,427,603
Westfield Corp.	635,604	3,897,098

		27,421,083
BELGIUM — 0.66%
Aedifica SAa	6,050	551,805
Cofinimmo SA	7,373	932,734
Intervest Offices & Warehouses NV	7,960	213,928
Leasinvest Real Estate SCA	1,052	126,636
Warehouses De Pauw CVA	5,883	650,533
Wereldhave Belgium NV	1,352	159,289

		2,634,925
CANADA — 3.06%
Allied Properties REIT	28,213	860,682
Artis REIT	49,266	514,899
Boardwalk REIT[a]	13,568	518,721
Canadian Apartment Properties REIT	46,673	1,209,605
Canadian REIT	25,495	919,659
Cominar REIT	61,676	648,053
Crombie REIT	28,822	311,602
Dream Global REIT	41,816	343,409
Dream Office REIT	37,625	599,027
Granite REIT	16,495	662,016
H&R REIT	95,841	1,617,085
Killam Apartment REIT	21,081	206,672
Northview Apartment Real Estate Investment Trust	17,116	285,917
Pure Industrial Real Estate Trust	75,387	384,003
RioCan REIT	109,574	2,110,781
Smart REIT	38,553	966,792

		12,158,923
CHINA — 0.14%
Spring REIT[a]	446,000	198,726
Yuexiu REIT	545,000	355,185

		553,911
FRANCE — 3.92%
ANF Immobilier	3,124	81,141
Fonciere des Regions	12,605	1,213,128
Gecina SA	13,571	2,041,628

Security	Shares	Value
ICADE	12,066	$1,032,368
Klepierre	68,712	2,784,770
Mercialys SA	14,396	290,236
Unibail-Rodamco SE	32,699	8,147,995

		15,591,266
GERMANY — 0.24%
Alstria office REIT AGa	45,859	670,170
Hamborner REIT AG	27,594	294,882

		965,052
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	10,815

		10,815
HONG KONG — 1.66%
Champion REIT	747,000	581,520
Link REIT	740,000	6,016,530

		6,598,050
IRELAND — 0.26%
Green REIT PLC	241,340	419,412
Hibernia REIT PLC	243,131	402,172
Irish Residential Properties REIT PLC	129,368	204,384

		1,025,968
ITALY — 0.10%
Beni Stabili SpA SIIQ	342,166	272,304
Immobiliare Grande Distribuzione SIIQ SpA	142,847	138,944

		411,248
JAPAN — 6.76%
Activia Properties Inc.	204	914,811
Advance Residence Investment Corp.	433	1,055,706
AEON REIT Investment Corp.	470	514,259
Daiwa House REIT Investment Corp.	509	1,258,508
Frontier Real Estate Investment Corp.	153	652,876
GLP J-REIT	906	983,936
Hulic Reit Inc.	324	509,333
Industrial & Infrastructure Fund Investment Corp.	129	582,569
Invincible Investment Corp.	1,049	468,986
Japan Excellent Inc.	445	518,720
Japan Hotel REIT Investment Corp.	1,350	973,754
Japan Logistics Fund Inc.	291	589,927
Japan Prime Realty Investment Corp.	294	1,102,882
Japan Real Estate Investment Corp.	414	2,169,383
Japan Rental Housing Investments Inc.	562	417,577
Japan Retail Fund Investment Corp.	909	1,732,525
Kenedix Office Investment Corp.	126	710,421
Mori Hills REIT Investment Corp.	520	653,677
MORI TRUST Sogo REIT Inc.	354	585,648
Nippon Accommodations Fund Inc.	158	654,907
Nippon Building Fund Inc.	426	2,293,950
Nippon Prologis REIT Inc.	554	1,165,709

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2017

Security	Shares	Value
Nomura Real Estate Master Fund Inc.	1,342	$1,898,318
Orix JREIT Inc.	871	1,319,566
Premier Investment Corp.	477	485,655
Sekisui House Reit Inc.[a]	301	371,568
Sekisui House SI Residential Investment Corp.	394	408,638
TOKYU REIT Inc.	328	398,367
United Urban Investment Corp.	991	1,474,460

		26,866,636
MEXICO — 0.70%
Fibra Uno Administracion SA de CV	925,982	1,706,793
Macquarie Mexico Real Estate Management SA de CV	315,600	388,816
PLA Administradora Industrial S. de RL de CV	230,953	401,114
Prologis Property Mexico SA de CV	135,400	267,172

		2,763,895
NETHERLANDS — 0.46%
Eurocommercial Properties NV	15,992	644,544
NSI NV	6,156	239,657
VastNed Retail NV	6,466	294,264
Wereldhave NV	13,329	643,053

		1,821,518
NEW ZEALAND — 0.13%
Kiwi Property Group Ltd.[a]	506,933	520,700

		520,700
SINGAPORE — 2.45%
Ascendas REIT	789,050	1,569,728
Ascott Residence Trust[a]	435,232	381,614
CapitaLand Commercial Trust	677,000	857,972
CapitaLand Mall Trust	777,100	1,150,878
CapitaLand Retail China Trust	220,300	269,450
CDL Hospitality Trusts	266,300	313,940
First REIT	256,100	254,741
Fortune REIT	446,000	557,347
Keppel REIT[a]	693,500	592,735
Lippo Malls Indonesia Retail Trust[a]	835,200	283,077
Mapletree Commercial Trust[a]	658,792	779,075
Mapletree Greater China Commercial Trust	641,400	524,576
Mapletree Industrial Trust	428,000	584,984
Mapletree Logistics Trust	535,500	473,475
Suntec REIT	819,100	1,146,692

		9,740,284
SOUTH AFRICA — 1.51%
Arrowhead Properties Ltd. Class A	331,563	219,890
Delta Property Fund Ltd.	197,366	108,752
Emira Property Fund Ltd.	160,108	171,712
Growthpoint Properties Ltd.	915,463	1,719,388
Hyprop Investments Ltd.	83,402	747,181
Rebosis Property Fund Ltd.	165,811	141,886
Redefine Properties Ltd.	1,637,586	1,336,754
Resilient REIT Ltd.	90,627	900,105
SA Corporate Real Estate Ltd.	811,973	344,637

Security	Shares	Value
Vukile Property Fund Ltd.	215,991	$315,955

		6,006,260
SPAIN — 0.68%
Axiare Patrimonio SOCIMI SA	22,564	419,662
Hispania Activos Inmobiliarios SOCIMI SA	30,904	555,282
Lar Espana Real Estate SOCIMI SA	27,495	274,893
Merlin Properties SOCIMI SA	107,963	1,448,542

		2,698,379
TURKEY — 0.19%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	36,859	34,833
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	652,954	589,274
Is Gayrimenkul Yatirim Ortakligi AS	148,695	62,455
Torunlar Gayrimenkul Yatirim Ortakligi AS	42,390	63,519

		750,081
UNITED KINGDOM — 5.23%
Big Yellow Group PLC	49,826	509,083
British Land Co. PLC (The)	343,188	2,762,157
Capital & Regional PLC	205,719	153,911
Derwent London PLC	33,906	1,273,055
F&C UK REIT	115,062	160,414
Great Portland Estates PLC	112,499	892,845
Hammerson PLC	270,183	2,046,344
Hansteen Holdings PLC	269,602	451,396
Intu Properties PLC	319,143	1,074,155
Land Securities Group PLC	252,802	3,402,804
LondonMetric Property PLC	231,895	514,525
NewRiver REIT PLC	85,548	398,121
Primary Health Properties PLC	231,368	353,065
Redefine International PLC/Isle of Man	466,702	236,451
Regional REIT Ltd.[c]	108,613	147,128
Safestore Holdings PLC	69,390	386,413
Schroder REIT Ltd.	204,946	167,518
Segro PLC	333,145	2,314,593
Shaftesbury PLC	79,749	1,033,498
Standard Life Investment Property Income Trust Ltd.	165,949	201,823
Target Healthcare REIT Ltd.	129,117	204,691
Tritax Big Box REIT PLC	484,967	957,756
UNITE Group PLC (The)	73,281	648,253
Workspace Group PLC	41,549	501,201

		20,791,200
UNITED STATES — 64.56%
Acadia Realty Trust	27,210	809,225
Agree Realty Corp.	9,168	450,791
Alexander’s Inc.	906	394,101
Alexandria Real Estate Equities Inc.	30,186	3,660,052
American Assets Trust Inc.	13,236	537,514
American Campus Communities Inc.	45,146	2,164,299
American Homes 4 Rent Class A	76,254	1,754,605
Apartment Investment & Management Co. Class A	52,982	2,413,330
Apple Hospitality REIT Inc.	72,642	1,340,971
Ashford Hospitality Trust Inc.[a]	32,823	206,457
AvalonBay Communities Inc.[a]	46,008	8,849,639

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2017

Security	Shares	Value
Boston Properties Inc.	51,941	$6,280,186
Brandywine Realty Trust	61,061	1,026,435
Brixmor Property Group Inc.	100,948	1,977,571
Camden Property Trust	29,695	2,663,641
Care Capital Properties Inc.	27,873	675,084
CareTrust REIT Inc.	21,520	392,525
CBL & Associates Properties Inc.	55,178	485,015
Cedar Realty Trust Inc.	25,242	130,754
Chatham Lodging Trust[a]	10,947	226,384
Chesapeake Lodging Trust	21,389	539,644
Columbia Property Trust Inc.	43,345	942,754
Corporate Office Properties Trust	32,721	1,089,282
Cousins Properties Inc.	125,256	1,151,103
CubeSmart	61,620	1,519,549
DCT Industrial Trust Inc.	30,921	1,742,089
DDR Corp.	107,461	1,095,028
DiamondRock Hospitality Co.	70,005	817,658
Digital Realty Trust Inc.[a]	53,319	6,149,813
Douglas Emmett Inc.	48,332	1,849,182
Duke Realty Corp.	119,597	3,419,278
DuPont Fabros Technology Inc.	26,225	1,634,604
EastGroup Properties Inc.	10,988	957,934
Education Realty Trust Inc.[a]	25,194	946,035
Empire State Realty Trust Inc. Class Aa	41,025	857,012
EPR Properties	22,042	1,595,400
Equity Commonwealth[b]	42,747	1,349,950
Equity Lifestyle Properties Inc.	26,409	2,305,506
Equity Residential	116,762	7,946,822
Essex Property Trust Inc.	21,987	5,753,998
Extra Space Storage Inc.[a]	40,063	3,185,008
Federal Realty Investment Trust[a]	24,399	3,236,039
FelCor Lodging Trust Inc.	50,177	370,306
First Industrial Realty Trust Inc.	40,323	1,230,658
First Potomac Realty Trust	22,040	245,305
Forest City Realty Trust Inc. Class A	80,288	1,957,421
Four Corners Property Trust Inc.	19,371	491,636
Franklin Street Properties Corp.	34,248	362,001
Gaming and Leisure Properties Inc.	68,710	2,606,857
Getty Realty Corp.	11,445	297,341
GGP Inc.	203,837	4,608,755
Global Net Lease Inc.	21,797	479,534
Government Properties Income Trust	1,741	30,868
Gramercy Property Trust	48,053	1,452,162
HCP Inc.	157,206	4,975,570
Healthcare Realty Trust Inc.	40,118	1,335,929
Healthcare Trust of America Inc. Class A	64,508	1,973,300
Hersha Hospitality Trust	13,231	248,214
Highwoods Properties Inc.	34,528	1,778,883
Hospitality Properties Trust	32,018	930,443
Host Hotels & Resorts Inc.	243,477	4,543,281
Hudson Pacific Properties Inc.	51,087	1,671,567
Investors Real Estate Trust	44,547	277,082
Invitation Homes Inc.[a]	25,908	552,359
JBG SMITH Properties[b]	28,675	1,017,389
Kilroy Realty Corp.	32,718	2,270,956
Kimco Realty Corp.	143,784	2,901,561
Kite Realty Group Trust	26,169	537,250
LaSalle Hotel Properties	39,201	1,157,998
Lexington Realty Trust	83,266	847,648
Liberty Property Trust	51,026	2,144,112
Life Storage Inc.	15,894	1,160,898
LTC Properties Inc.	13,802	712,735

Security	Shares	Value
Macerich Co. (The)[a]	45,531	$2,613,024
Mack-Cali Realty Corp.	30,921	811,367
Medical Properties Trust Inc.	120,554	1,564,791
Mid-America Apartment Communities Inc.	38,283	3,963,439
Monmouth Real Estate Investment Corp.	24,172	372,490
Monogram Residential Trust Inc.	58,407	698,548
National Health Investors Inc.	12,607	973,891
National Retail Properties Inc.	50,495	2,018,790
New Senior Investment Group Inc.	28,566	296,801
Omega Healthcare Investors Inc.[a]	63,561	2,007,892
Paramount Group Inc.[a]	61,069	999,700
Park Hotels & Resorts Inc.	41,102	1,106,877
Parkway Inc.[a]	14,720	338,707
Pebblebrook Hotel Trust[a]	23,789	800,976
Pennsylvania REIT[a]	24,282	288,713
Physicians Realty Trust	54,053	1,006,467
Piedmont Office Realty Trust Inc. Class A	49,826	1,046,844
Prologis Inc.	175,065	10,645,703
PS Business Parks Inc.[a]	7,370	990,970
Public Storage	48,968	10,066,352
QTS Realty Trust Inc. Class A	15,114	808,146
Quality Care Properties Inc.[b]	31,536	530,435
Ramco-Gershenson Properties Trust[a]	25,746	362,761
Realty Income Corp.[a]	89,901	5,129,751
Regency Centers Corp.[a]	49,658	3,288,353
Retail Opportunity Investments Corp.[a]	36,772	745,736
Retail Properties of America Inc. Class A	80,866	1,069,857
Rexford Industrial Realty Inc.	22,628	645,351
RLJ Lodging Trust	43,923	929,411
Ryman Hospitality Properties Inc.[a]	15,662	980,285
Sabra Health Care REIT Inc.	23,240	539,168
Saul Centers Inc.	4,926	291,422
Select Income REIT	24,144	566,660
Senior Housing Properties Trust	52,476	1,020,658
Seritage Growth Properties Class Aa	8,657	404,888
Simon Property Group Inc.	102,910	16,311,235
SL Green Realty Corp.	33,604	3,470,285
Spirit Realty Capital Inc.	159,003	1,260,894
STAG Industrial Inc.[a]	26,847	732,655
Starwood Waypoint Homes[a]	36,623	1,280,340
STORE Capital Corp.	56,246	1,315,594
Summit Hotel Properties Inc.	33,054	592,658
Sun Communities Inc.	23,840	2,121,998
Sunstone Hotel Investors Inc.	73,968	1,204,199
Tanger Factory Outlet Centers Inc.[a]	33,021	872,745
Terreno Realty Corp.	16,210	561,190
Tier REIT Inc.	16,873	311,813
UDR Inc.	90,116	3,522,634
Universal Health Realty Income Trust[a]	4,582	355,013
Urban Edge Properties	31,306	786,720
Urstadt Biddle Properties Inc. Class A	7,588	158,893
Ventas Inc.	118,656	7,991,482
VEREIT Inc.	328,859	2,732,818
Vornado Realty Trust	57,350	4,550,722
Washington Prime Group Inc.	65,131	587,482
Washington REIT	25,340	847,116
Weingarten Realty Investors	40,069	1,300,640
Welltower Inc.	122,596	8,997,320
WP Carey Inc.	33,672	2,306,869

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2017

Security	Shares	Value
Xenia Hotels & Resorts Inc.	38,734	$787,075

		256,577,900

TOTAL COMMON STOCKS
(Cost: $389,487,328)		395,908,094

RIGHTS — 0.01%

FRANCE — 0.01%
Gecina SA (Expires 08/02/17)[a,b]	13,571	40,129

		40,129

TOTAL RIGHTS
(Cost: $0)		40,129

SHORT-TERM INVESTMENTS — 5.34%

MONEY MARKET FUNDS — 5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	20,955,041	20,961,327
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	252,156	252,156

		21,213,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,212,156)		21,213,483

TOTAL INVESTMENTS IN SECURITIES — 104.96%
(Cost: $410,699,484)[g]		417,161,706
Other Assets, Less Liabilities — (4.96)%		(19,706,119)

NET ASSETS — 100.00%		$397,455,587

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $415,071,795. Net unrealized appreciation was $2,089,911, of which $21,520,723 represented gross unrealized appreciation on securities and $19,430,812 represented gross unrealized depreciation on securities.

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$395,908,094	$—	$—	$395,908,094
Rights	40,129	—	—	40,129
Money market funds	21,213,483	—	—	21,213,483

Total	$417,161,706	$—	$—	$417,161,706

37

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 12.27%
BGP Holdings PLC[a,b]	6,603,392	$78
BWP Trust	395,692	916,112
Charter Hall Retail REIT	278,256	910,798
Cromwell Property Group	1,202,784	883,424
Dexus	822,318	6,157,949
Goodman Group	1,423,444	9,045,799
GPT Group (The)	1,457,852	5,574,969
Investa Office Fund	452,540	1,640,236
Mirvac Group	2,995,366	5,189,232
Scentre Group	4,145,790	13,669,444
Shopping Centres Australasia Property Group	595,864	1,032,287
Stockland	1,963,687	6,584,382
Vicinity Centres	2,663,536	5,847,695
Westfield Corp.	1,553,222	9,523,317

		66,975,722
AUSTRIA — 0.73%
BUWOG AG	86,665	2,537,593
CA Immobilien Anlagen AG	56,848	1,461,119

		3,998,712
BELGIUM — 1.28%
Aedifica SA	14,212	1,296,241
Befimmo SA	15,896	982,611
Cofinimmo SA	16,643	2,105,452
Intervest Offices & Warehouses NV	12,716	341,747
Leasinvest Real Estate SCA	1,496	180,082
Retail Estates NV	4,114	370,232
Warehouses De Pauw CVA	13,390	1,480,646
Wereldhave Belgium NV	1,873	220,672

		6,977,683
CANADA — 6.07%
Allied Properties REIT	68,453	2,088,267
Artis REIT	122,672	1,282,094
Boardwalk REIT[c]	30,481	1,165,324
Canadian Apartment Properties REIT	109,021	2,825,453
Canadian REIT	59,653	2,151,811
Chartwell Retirement Residences	156,557	1,916,667
Cominar REIT	149,226	1,567,974
Crombie REIT	70,686	764,203
Dream Global REIT	110,330	906,073
Dream Office REIT	83,402	1,327,843
First Capital Realty Inc.	118,574	1,934,277
Granite REIT	37,214	1,493,559
H&R REIT	233,376	3,937,654
Killam Apartment REIT	57,035	559,153
Northview Apartment Real Estate Investment Trust	40,780	681,216
Pure Industrial Real Estate Trust	212,441	1,082,123
RioCan REIT	264,044	5,086,418
Smart REIT	93,874	2,354,075

		33,124,184

Security	Shares	Value
FINLAND — 0.25%
Citycon OYJ	313,599	$850,387
Technopolis OYJ	114,444	493,842

		1,344,229
FRANCE — 6.94%
ANF Immobilier	5,236	135,997
Fonciere des Regions	31,416	3,023,533
Gecina SA	32,164	4,838,767
ICADE	28,611	2,447,959
Klepierre	166,056	6,729,942
Mercialys SA	33,660	678,616
Unibail-Rodamco SE	80,263	20,000,077

		37,854,891
GERMANY — 7.77%
ADLER Real Estate AGb,c	23,173	361,866
ADO Properties SAd	23,621	1,062,585
Alstria office REIT AG	107,338	1,568,607
Deutsche Euroshop AG	40,205	1,667,355
Deutsche Wohnen AG Bearer	287,419	11,346,967
DIC Asset AG	34,969	375,798
Grand City Properties SA	82,280	1,698,613
Hamborner REIT AG	62,085	663,469
LEG Immobilien AG	51,238	4,910,699
TAG Immobilien AG	118,955	1,945,240
TLG Immobilien AG	53,295	1,150,506
Vonovia SE	380,219	15,355,777
WCM Beteiligungs & Grundbesitz-AG	74,240	279,218

		42,386,700
HONG KONG — 16.73%
Champion REIT	1,496,000	1,164,597
Cheung Kong Property Holdings Ltd.	2,244,000	18,172,890
Hang Lung Properties Ltd.	1,683,000	4,193,413
Henderson Land Development Co. Ltd.	838,035	4,849,994
Hongkong Land Holdings Ltd.	935,000	7,031,200
Hysan Development Co. Ltd.	473,000	2,289,252
Link REIT	1,800,500	14,638,867
New World Development Co. Ltd.	4,488,333	6,068,615
Sino Land Co. Ltd.	2,344,800	3,872,899
Sun Hung Kai Properties Ltd.	1,146,000	17,754,589
Swire Properties Ltd.[c]	860,200	2,973,746
Wharf Holdings Ltd. (The)	970,900	8,260,572

		91,270,634
IRELAND — 0.44%
Green REIT PLC	556,040	966,312
Hibernia REIT PLC	564,553	933,849
Irish Residential Properties REIT PLC	303,501	479,489

		2,379,650

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2017

Security	Shares	Value
ISRAEL — 0.24%
Azrieli Group Ltd.	24,402	$1,333,237

		1,333,237
ITALY — 0.17%
Beni Stabili SpA SIIQ	816,068	649,447
Immobiliare Grande Distribuzione SIIQ SpA	296,956	288,842

		938,289
JAPAN — 22.20%
Activia Properties Inc.	442	1,982,090
Advance Residence Investment Corp.	1,017	2,479,567
Aeon Mall Co. Ltd.	93,500	1,777,850
AEON REIT Investment Corp.	1,122	1,227,656
Daiwa House REIT Investment Corp.	1,309	3,236,516
Daiwa Office Investment Corp.	205	1,007,421
Frontier Real Estate Investment Corp.	374	1,595,918
Fukuoka REIT Corp.	561	863,116
GLP J-REIT	1,870	2,030,861
Hulic Co. Ltd.	280,500	2,957,442
Hulic Reit Inc.	748	1,175,869
Industrial & Infrastructure Fund Investment Corp.	264	1,192,235
Invincible Investment Corp.	2,431	1,086,849
Japan Excellent Inc.	935	1,089,895
Japan Hotel REIT Investment Corp.	2,992	2,158,128
Japan Logistics Fund Inc.	748	1,516,376
Japan Prime Realty Investment Corp.	659	2,472,107
Japan Real Estate Investment Corp.	983	5,150,975
Japan Rental Housing Investments Inc.	1,122	833,668
Japan Retail Fund Investment Corp.	2,244	4,276,994
Kenedix Office Investment Corp.	281	1,584,352
Kenedix Retail REIT Corp.	374	818,776
Mitsubishi Estate Co. Ltd.	956,700	17,368,571
Mitsui Fudosan Co. Ltd.	769,700	17,655,140
Mori Hills REIT Investment Corp.	1,122	1,410,433
MORI TRUST Sogo REIT Inc.	808	1,336,734
Nippon Accommodations Fund Inc.	374	1,550,224
Nippon Building Fund Inc.	1,025	5,519,481
Nippon Prologis REIT Inc.	1,309	2,754,355
Nomura Real Estate Holdings Inc.	93,500	1,851,468
Nomura Real Estate Master Fund Inc.	3,179	4,496,834
NTT Urban Development Corp.	74,800	764,281
Orix JREIT Inc.	2,057	3,116,356
Premier Investment Corp.	935	951,966
Sekisui House Reit Inc.	748	923,365
Sekisui House SI Residential Investment Corp.	748	775,789
Sumitomo Realty & Development Co. Ltd.	374,000	11,315,281
Tokyo Tatemono Co. Ltd.	168,300	2,287,765
TOKYU REIT Inc.	748	908,472
United Urban Investment Corp.	2,431	3,616,964

		121,118,140
NETHERLANDS — 0.80%
Eurocommercial Properties NV	38,335	1,545,059
NSI NV	14,160	551,257
VastNed Retail NV	15,521	706,352
Wereldhave NV	32,725	1,578,808

		4,381,476

Security	Shares	Value
NEW ZEALAND — 0.22%
Kiwi Property Group Ltd.	1,148,329	$1,179,515

		1,179,515
NORWAY — 0.24%
Entra ASA[d]	88,264	1,167,336
Norwegian Property ASA	135,201	170,255

		1,337,591
SINGAPORE — 5.49%
Ascendas REIT	1,926,195	3,831,953
CapitaLand Commercial Trust	1,590,800	2,016,045
CapitaLand Ltd.	2,019,600	5,490,955
CapitaLand Mall Trust	1,888,700	2,797,146
CDL Hospitality Trusts	650,500	766,873
City Developments Ltd.	374,000	3,102,888
Fortune REIT	1,122,000	1,402,114
Keppel REIT	1,552,100	1,326,581
Mapletree Commercial Trust	1,533,455	1,813,436
Mapletree Industrial Trust	1,028,500	1,405,738
Mapletree Logistics Trust	1,215,510	1,074,722
Suntec REIT	1,963,500	2,748,784
UOL Group Ltd.	374,000	2,174,226

		29,951,461
SPAIN — 1.56%
Axiare Patrimonio SOCIMI SA	50,303	935,572
Hispania Activos Inmobiliarios SOCIMI SA	72,212	1,297,503
Inmobiliaria Colonial SA	206,822	1,926,118
Lar Espana Real Estate SOCIMI SA	72,281	722,660
Merlin Properties SOCIMI SA	269,922	3,621,551

		8,503,404
SWEDEN — 3.06%
Castellum AB	217,533	3,374,981
D. Carnegie & Co. ABb,c	27,490	397,615
Dios Fastigheter AB	66,716	389,291
Fabege AB	106,964	2,109,118
Fastighets AB Balder Class Bb	77,792	1,976,284
Hemfosa Fastigheter AB	120,451	1,474,916
Hufvudstaden AB Class A	89,760	1,560,165
Klovern AB Class B	456,115	581,347
Kungsleden AB	151,777	996,330
Pandox AB	53,669	964,032
Wallenstam AB Class B	158,254	1,608,159
Wihlborgs Fastigheter AB	52,921	1,284,908

		16,717,146
SWITZERLAND — 2.12%
Allreal Holding AG Registered	11,407	2,079,589
Mobimo Holding AG Registered	5,049	1,444,291

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2017

Security	Shares	Value
PSP Swiss Property AG Registered	31,790	$2,899,435
Swiss Prime Site AG Registered	57,127	5,165,912

		11,589,227
UNITED KINGDOM — 10.82%
Assura PLC	1,337,985	1,130,681
Big Yellow Group PLC	115,379	1,178,852
British Land Co. PLC (The)	831,029	6,688,558
Capital & Counties Properties PLC[c]	588,676	2,232,009
Capital & Regional PLC	456,467	341,512
Custodian Reit PLC	251,889	380,229
Daejan Holdings PLC	3,740	321,477
Derwent London PLC	80,971	3,040,186
Empiric Student Property PLC	396,814	574,146
F&C Commercial Property Trust Ltd.	416,823	817,134
F&C UK REIT	179,894	250,800
GCP Student Living PLC	269,280	504,107
Grainger PLC	324,445	1,123,652
Great Portland Estates PLC	264,686	2,100,671
Hammerson PLC	643,093	4,870,735
Hansteen Holdings PLC	586,993	982,805
Helical PLC	83,589	380,188
Intu Properties PLC	720,885	2,426,317
Kennedy Wilson Europe Real Estate PLC	78,548	1,183,619
Land Securities Group PLC	614,495	8,271,319
LondonMetric Property PLC	517,806	1,148,899
Medicx Fund Ltd.	324,819	389,685
NewRiver REIT PLC	208,411	969,898
Phoenix Spree Deutschland Ltd.	59,653	228,656
Picton Property Income Ltd. (The)	438,170	496,789
Primary Health Properties PLC	467,591	713,539
Redefine International PLC/Isle of Man	972,893	492,908
Regional REIT Ltd.[d]	215,611	292,068
Safestore Holdings PLC	164,118	913,926
Schroder REIT Ltd.	401,865	328,475
Segro PLC	805,970	5,599,641
Shaftesbury PLC	182,158	2,360,655
Standard Life Investment Property Income Trust Ltd.	322,014	391,626
Target Healthcare REIT Ltd.	202,521	321,060
Tritax Big Box REIT PLC	1,108,298	2,188,764
UK Commercial Property Trust Ltd.[c]	537,064	642,191
UNITE Group PLC (The)	179,812	1,590,640
Workspace Group PLC	97,240	1,172,996

		59,041,413

TOTAL COMMON STOCKS
(Cost: $546,970,848)		542,403,304

RIGHTS — 0.02%

FRANCE — 0.02%
Gecina SA (Expires 08/02/17)[b,c]	32,164	95,107

		95,107

TOTAL RIGHTS
(Cost: $0)		95,107

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	4,688,721	$4,690,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	247,111	247,111

		4,937,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,936,337)		4,937,238

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $551,907,185)[h]		547,435,649
Other Assets, Less Liabilities — (0.32)%		(1,770,546)

NET ASSETS — 100.00%		$545,665,103

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $570,022,650. Net unrealized depreciation was $22,587,001, of which $35,788,727 represented gross unrealized appreciation on securities and $58,375,728 represented gross unrealized depreciation on securities.

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$542,403,226	$—	$78	$542,403,304
Rights	95,107	—	—	95,107
Money market funds	4,937,238	—	—	4,937,238

Total	$547,435,571	$—	$78	$547,435,649

41

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.46%

AUSTRALIA — 15.93%
Amcor Ltd./Australia	1,594,176	$19,523,385
APA Group	2,009,595	13,829,590
AusNet Services	2,508,220	3,273,986
Australia & New Zealand Banking Group Ltd.	2,092,106	49,489,017
Bendigo & Adelaide Bank Ltd.	2,351,810	20,878,558
Commonwealth Bank of Australia	2,120,888	141,772,603
Flight Centre Travel Group Ltd.	1,985,216	68,943,053
Harvey Norman Holdings Ltd.	2,588,408	9,030,414
Macquarie Group Ltd.	2,051,562	140,577,963
National Australia Bank Ltd.	2,522,712	60,319,535
Suncorp Group Ltd.	2,353,459	26,849,262
Sydney Airport	2,575,057	13,835,517
Tabcorp Holdings Ltd.	2,740,383	9,144,944
Tatts Group Ltd.	2,686,160	8,577,986
Telstra Corp. Ltd.	3,800,144	12,438,769
Wesfarmers Ltd.	1,958,676	63,689,890
Westpac Banking Corp.	2,351,333	59,732,102

		721,906,574
AUSTRIA — 1.14%
Oesterreichische Post AG	1,129,848	51,838,339

		51,838,339
BELGIUM — 1.12%
Proximus SADP	1,449,002	50,730,172

		50,730,172
CANADA — 6.52%
Bank of Nova Scotia (The)	820,979	50,989,916
Canadian Imperial Bank of Commerce	900,636	77,939,169
Corus Entertainment Inc. Class B	2,241,400	24,805,866
Emera Inc.	1,108,201	41,118,329
IGM Financial Inc.	1,157,601	38,841,260
National Bank of Canada	819,238	36,783,986
Russel Metals Inc.	1,241,851	24,766,514

		295,245,040
DENMARK — 0.98%
Tryg A/S	1,966,601	44,179,268

		44,179,268
FINLAND — 5.10%
Elisa OYJ	1,446,333	59,290,759
Fortum OYJ	2,284,814	37,228,275
Metso OYJ	1,111,842	35,235,980
Nokian Renkaat OYJ	1,191,953	48,455,202
Stora Enso OYJ Class R	1,303,499	17,366,135
UPM-Kymmene OYJ	1,241,096	33,669,449

		231,245,800

Security	Shares	Value
FRANCE — 10.36%
Bouygues SA	1,232,853	$52,683,355
Casino Guichard Perrachon SA	1,819,873	110,585,839
CNP Assurances	1,271,971	30,592,953
Engie SA	2,273,355	36,465,303
Lagardere SCA	1,512,328	49,479,238
Natixis SA	1,808,631	13,099,192
Orange SA	1,448,907	24,291,488
SES SA	2,578,864	60,429,583
Total SA	1,813,443	91,850,643

		469,477,594
GERMANY — 1.73%
Freenet AG	1,133,123	38,114,730
ProSiebenSat.1 Media SE Registered	1,003,743	40,058,550

		78,173,280
HONG KONG — 3.69%
New World Development Co. Ltd.	15,705,000	21,234,522
PCCW Ltd.	30,760,000	17,329,245
SJM Holdings Ltd.	10,405,000	10,418,122
VTech Holdings Ltd.	8,173,200	118,252,735

		167,234,624
ITALY — 8.21%
Azimut Holding SpA	5,667,457	126,555,851
Banca Mediolanum SpA	5,520,498	48,099,074
Enel SpA	3,672,897	20,889,597
Eni SpA	4,976,971	78,453,178
Italgas SpA	5,450,168	29,879,743
Snam SpA	8,651,261	40,758,568
Terna Rete Elettrica Nazionale SpA	4,818,038	27,413,947

		372,049,958
NETHERLANDS — 0.84%
Aegon NV	6,799,426	37,990,323

		37,990,323
NEW ZEALAND — 4.30%
Fletcher Building Ltd.	9,364,222	56,096,392
Sky Network Television Ltd.[a]	21,972,523	54,528,603
SKYCITY Entertainment Group Ltd.	11,863,415	35,934,164
Spark New Zealand Ltd.	17,159,294	48,244,425

		194,803,584
NORWAY — 1.00%
Statoil ASA	2,434,525	45,415,874

		45,415,874
PORTUGAL — 1.25%
EDP - Energias de Portugal SA	15,976,905	56,510,341

		56,510,341

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2017

Security	Shares	Value
SINGAPORE — 1.12%
StarHub Ltd.	25,260,400	$50,811,149

		50,811,149
SOUTH KOREA — 1.29%
Korea Electric Power Corp. ADR	2,902,458	58,252,332

		58,252,332
SPAIN — 4.10%
Ferrovial SA	2,645,288	56,902,435
Gas Natural SDG SA	2,503,267	58,407,281
Mapfre SA	4,537,374	16,856,484
Telefonica SA	4,742,742	53,456,610

		185,622,810
SWEDEN — 3.96%
Nordea Bank AB	3,219,532	40,557,335
Skandinaviska Enskilda Banken AB Class A	2,931,598	37,075,117
Swedbank AB Class A	3,361,407	87,597,999
Telia Co. AB	3,057,184	14,342,863

		179,573,314
SWITZERLAND — 3.79%
Swiss Prime Site AG Registered	141,116	12,760,917
Swiss Re AG	174,234	16,839,219
Swisscom AG Registered	168,067	82,339,504
Zurich Insurance Group AG	196,260	59,965,226

		171,904,866
UNITED KINGDOM — 23.03%
Aberdeen Asset Management PLC	4,931,539	21,415,920
Ashmore Group PLC	3,388,147	16,080,347
AstraZeneca PLC	3,468,487	208,925,718
Bovis Homes Group PLC	4,101,603	54,668,285
BP PLC	5,753,018	33,811,658
Capita PLC	4,693,611	40,746,803
Centamin PLC	6,516,333	14,260,739
Dairy Crest Group PLC	3,160,006	24,725,171
easyJet PLC	4,253,984	69,317,836
GlaxoSmithKline PLC	3,554,622	70,973,035
HSBC Holdings PLC	4,492,275	44,832,493
IG Group Holdings PLC	4,484,534	37,631,056
Legal & General Group PLC	4,103,501	14,520,037
National Grid PLC	2,992,321	36,956,066
Old Mutual PLC	2,864,969	7,421,867
Phoenix Group Holdings	5,028,051	50,544,068
Royal Dutch Shell PLC Class A	4,810,657	135,640,318
Royal Dutch Shell PLC Class A ADR	726,697	20,435,012
SSE PLC	4,496,289	81,742,734
Taylor Wimpey PLC	4,657,106	11,689,979
United Utilities Group PLC	2,899,373	34,305,932

Security	Shares	Value
Vodafone Group PLC	4,473,394	$13,092,446

		1,043,737,520

TOTAL COMMON STOCKS
(Cost: $4,229,915,032)		4,506,702,762

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	1,534,048	1,534,048

		1,534,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,534,048)		1,534,048

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $4,231,449,080)[d]		4,508,236,810
Other Assets, Less Liabilities — 0.51%		22,953,027

NET ASSETS — 100.00%		$4,531,189,837

ADR — American Depositary Receipts

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,275,631,535. Net unrealized appreciation was $232,605,275, of which $403,037,312 represented gross unrealized appreciation on securities and $170,432,037 represented gross unrealized depreciation on securities.

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Sky Network Television Ltd.	20,784,033	1,188,490	—	21,972,523	$54,528,603	$—	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,506,702,762	$—	$—	$4,506,702,762
Money market funds	1,534,048	—	—	1,534,048

Total	$4,508,236,810	$—	$—	$4,508,236,810

44

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 6.22%
Boeing Co. (The)	83,561	$20,260,200
General Dynamics Corp.	42,215	8,288,071
Lockheed Martin Corp.	37,055	10,824,877
Northrop Grumman Corp.	25,987	6,837,960
Raytheon Co.	43,330	7,442,794

		53,653,902
AIR FREIGHT & LOGISTICS — 2.19%
FedEx Corp.	36,618	7,617,643
United Parcel Service Inc. Class B	102,532	11,308,254

		18,925,897
AIRLINES — 1.21%
Delta Air Lines Inc.	109,572	5,408,474
Southwest Airlines Co.	90,021	4,997,066

		10,405,540
BANKS — 5.59%
Bank of America Corp.	1,481,465	35,732,936
U.S. Bancorp.	235,823	12,446,738

		48,179,674
BEVERAGES — 2.88%
PepsiCo Inc.	212,650	24,797,116

		24,797,116
BIOTECHNOLOGY — 5.21%
AbbVie Inc.	236,921	16,563,147
Amgen Inc.	109,546	19,116,873
Biogen Inc.[a]	31,799	9,208,672

		44,888,692
CAPITAL MARKETS — 0.95%
Bank of New York Mellon Corp. (The)	154,799	8,208,991

		8,208,991
CHEMICALS — 2.87%
Air Products & Chemicals Inc.	32,423	4,608,929
EI du Pont de Nemours & Co.	129,069	10,610,762
PPG Industries Inc.	38,162	4,016,551
Praxair Inc.	42,554	5,538,829

		24,775,071
COMMERCIAL SERVICES & SUPPLIES — 0.53%
Waste Management Inc.	60,531	4,548,905

		4,548,905

Security	Shares	Value
ELECTRIC UTILITIES — 1.18%
NextEra Energy Inc.	69,692	$10,181,304

		10,181,304
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.96%
Corning Inc.	137,066	3,994,103
TE Connectivity Ltd.	52,878	4,250,863

		8,244,966
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.88%
Ventas Inc.	52,747	3,552,511
Welltower Inc.	54,544	4,002,984

		7,555,495
FOOD & STAPLES RETAILING — 1.85%
CVS Health Corp.	151,660	12,122,184
Sysco Corp.	73,353	3,859,835

		15,982,019
FOOD PRODUCTS — 2.05%
Kraft Heinz Co. (The)	88,817	7,767,935
Mondelez International Inc. Class A	225,866	9,942,621

		17,710,556
HEALTH CARE EQUIPMENT & SUPPLIES — 4.74%
Abbott Laboratories	258,317	12,704,030
Danaher Corp.	90,929	7,409,804
Medtronic PLC	203,776	17,111,071
Zimmer Biomet Holdings Inc.	29,910	3,628,681

		40,853,586
HEALTH CARE PROVIDERS & SERVICES — 3.51%
Aetna Inc.	49,377	7,619,365
Anthem Inc.	39,446	7,345,240
Cardinal Health Inc.	46,951	3,627,434
Cigna Corp.	38,111	6,614,545
McKesson Corp.	31,401	5,082,880

		30,289,464
HOTELS, RESTAURANTS & LEISURE — 3.81%
Carnival Corp.	62,344	4,163,332
Las Vegas Sands Corp.	54,169	3,337,352
McDonald’s Corp.	121,333	18,823,602
Royal Caribbean Cruises Ltd.	24,935	2,819,400
Yum! Brands Inc.	49,171	3,711,427

		32,855,113
HOUSEHOLD DURABLES — 0.44%
Newell Brands Inc.	71,971	3,794,311

		3,794,311

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.86%
Colgate-Palmolive Co.	131,489	$9,493,506
Kimberly-Clark Corp.	52,835	6,507,158

		16,000,664
INDUSTRIAL CONGLOMERATES — 7.72%
3M Co.	88,960	17,896,083
General Electric Co.	1,296,401	33,200,830
Honeywell International Inc.	113,484	15,447,442

		66,544,355
INSURANCE — 3.54%
Allstate Corp. (The)	54,278	4,939,298
Aon PLC	39,016	5,390,841
Chubb Ltd.	69,508	10,180,142
Marsh & McLennan Companies Inc.	76,714	5,981,390
Progressive Corp. (The)	86,530	4,078,159

		30,569,830
INTERNET SOFTWARE & SERVICES — 0.62%
eBay Inc.[a]	149,849	5,354,105

		5,354,105
MACHINERY — 0.75%
Illinois Tool Works Inc.	46,282	6,512,340

		6,512,340
MEDIA — 2.14%
Time Warner Inc.	115,449	11,824,287
Twenty-First Century Fox Inc. Class A	156,724	4,560,668
Twenty-First Century Fox Inc. Class B	72,401	2,077,185

		18,462,140
METALS & MINING — 0.12%
Southern Copper Corp.	25,426	1,000,259

		1,000,259
MULTI-UTILITIES — 1.33%
Dominion Energy Inc.	93,632	7,226,518
Sempra Energy	37,360	4,222,053

		11,448,571
MULTILINE RETAIL — 0.33%
Dollar General Corp.	37,499	2,818,425

		2,818,425
OIL, GAS & CONSUMABLE FUELS — 5.65%
Chevron Corp.	282,029	30,794,747
EOG Resources Inc.	85,934	8,175,761
Kinder Morgan Inc./DE	285,801	5,838,914

Security	Shares	Value
Williams Companies Inc. (The)	123,090	$3,911,800

		48,721,222
PHARMACEUTICALS — 7.56%
Eli Lilly & Co.	144,543	11,947,924
Johnson & Johnson	401,011	53,222,180

		65,170,104
ROAD & RAIL — 2.00%
Norfolk Southern Corp.	43,147	4,857,489
Union Pacific Corp.	120,197	12,375,483

		17,232,972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.44%
Lam Research Corp.	24,029	3,831,664

		3,831,664
SOFTWARE — 2.59%
Oracle Corp.	447,141	22,325,750

		22,325,750
SPECIALTY RETAIL — 0.26%
AutoZone Inc.[a,b]	4,185	2,259,147

		2,259,147
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.39%
Apple Inc.	776,145	115,436,046

		115,436,046
TEXTILES, APPAREL & LUXURY GOODS — 0.34%
VF Corp.	47,618	2,961,363

		2,961,363
TOBACCO — 2.17%
Altria Group Inc.	287,550	18,682,123

		18,682,123

TOTAL COMMON STOCKS
(Cost: $720,926,156)		861,181,682

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	2,248,763	2,249,438

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,703,854	$1,703,854

		3,953,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,953,292)		3,953,292

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $724,879,448)[f]		865,134,974
Other Assets, Less Liabilities — (0.34)%		(2,944,246)

NET ASSETS — 100.00%		$862,190,728

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $728,493,296. Net unrealized appreciation was $136,641,678, of which $147,176,869 represented gross unrealized appreciation on securities and $10,535,191 represented gross unrealized depreciation on securities.

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$861,181,682	$—	$—	$861,181,682
Money market funds	3,953,292	—	—	3,953,292

Total	$865,134,974	$—	$—	$865,134,974

48

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

AUTOMOBILES — 0.63%
Tesla Inc.[a,b]	15,438	$4,993,730

		4,993,730
BEVERAGES — 1.09%
Constellation Brands Inc. Class A	20,926	4,046,042
Molson Coors Brewing Co. Class B	22,539	2,005,520
Monster Beverage Corp.[a]	49,207	2,595,670

		8,647,232
BIOTECHNOLOGY — 3.61%
Alexion Pharmaceuticals Inc.[a]	27,409	3,764,352
Celgene Corp.[a]	95,305	12,905,250
Incyte Corp.[a]	20,745	2,765,101
Regeneron Pharmaceuticals Inc.[a]	9,300	4,572,066
Vertex Pharmaceuticals Inc.[a]	30,401	4,615,480

		28,622,249
CAPITAL MARKETS — 3.79%
BlackRock Inc.[c]	14,798	6,311,791
Charles Schwab Corp. (The)	148,517	6,371,379
CME Group Inc.	41,473	5,085,419
Intercontinental Exchange Inc.	72,266	4,820,865
Moody’s Corp.	20,314	2,673,932
S&P Global Inc.	31,466	4,832,863

		30,096,249
CHEMICALS — 1.74%
Ecolab Inc.	31,862	4,195,270
Monsanto Co.	53,559	6,256,762
Sherwin-Williams Co. (The)	9,889	3,335,263

		13,787,295
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.26%
Level 3 Communications Inc.[a]	35,729	2,096,578

		2,096,578
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Amphenol Corp. Class A	37,302	2,858,079

		2,858,079
ENERGY EQUIPMENT & SERVICES — 2.27%
Baker Hughes a GE Co.	51,933	1,915,808
Halliburton Co.	105,929	4,495,627
Schlumberger Ltd.	169,595	11,634,217

		18,045,652
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.19%
American Tower Corp.	51,875	7,072,119

Security	Shares	Value
AvalonBay Communities Inc.	16,818	$3,234,942
Crown Castle International Corp.	49,113	4,939,786
Equinix Inc.	9,510	4,286,442
Prologis Inc.	64,728	3,936,110
Public Storage	18,248	3,751,241
Simon Property Group Inc.	38,105	6,039,642

		33,260,282
FOOD & STAPLES RETAILING — 2.13%
Costco Wholesale Corp.	53,533	8,485,516
Walgreens Boots Alliance Inc.	104,230	8,408,234

		16,893,750
HEALTH CARE EQUIPMENT & SUPPLIES — 3.32%
Baxter International Inc.	59,534	3,600,616
Becton Dickinson and Co.	27,750	5,588,850
Boston Scientific Corp.[a]	167,145	4,449,400
Edwards Lifesciences Corp.[a]	25,608	2,949,529
Intuitive Surgical Inc.[a]	4,497	4,219,355
Stryker Corp.	37,865	5,569,942

		26,377,692
HEALTH CARE PROVIDERS & SERVICES — 3.36%
Humana Inc.	17,615	4,072,588
UnitedHealth Group Inc.	117,621	22,560,884

		26,633,472
HEALTH CARE TECHNOLOGY — 0.29%
Cerner Corp.[a]	35,884	2,309,853

		2,309,853
HOTELS, RESTAURANTS & LEISURE — 1.70%
Marriott International Inc./MD Class A	37,922	3,951,093
Starbucks Corp.	176,750	9,540,965

		13,492,058
INDUSTRIAL CONGLOMERATES — 0.36%
Roper Technologies Inc.	12,454	2,895,057

		2,895,057
INTERNET & DIRECT MARKETING RETAIL — 8.77%
Amazon.com Inc.[a]	48,422	47,830,283
Netflix Inc.[a]	52,607	9,556,588
Priceline Group Inc. (The)[a]	6,002	12,175,057

		69,561,928
INTERNET SOFTWARE & SERVICES — 14.75%
Alphabet Inc. Class Aa	36,328	34,348,124
Alphabet Inc. Class Ca	36,421	33,889,741
Facebook Inc. Class Aa	288,510	48,830,317

		117,068,182

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
IT SERVICES — 9.52%
Accenture PLC Class A	75,685	$9,749,742
Automatic Data Processing Inc.	54,609	6,493,556
Cognizant Technology Solutions Corp. Class A	71,891	4,983,484
Fidelity National Information Services Inc.	40,350	3,680,727
Fiserv Inc.[a]	25,922	3,330,977
MasterCard Inc. Class A	114,488	14,631,567
Paychex Inc.	39,025	2,257,596
PayPal Holdings Inc.[a]	136,358	7,983,761
Visa Inc. Class A	225,347	22,435,547

		75,546,957
LIFE SCIENCES TOOLS & SERVICES — 1.45%
Illumina Inc.[a]	17,820	3,098,007
Thermo Fisher Scientific Inc.	47,751	8,381,733

		11,479,740
MACHINERY — 0.35%
Ingersoll-Rand PLC	31,249	2,746,162

		2,746,162
MEDIA — 7.23%
CBS Corp. Class B NVS	44,961	2,959,783
Charter Communications Inc. Class Aa	26,326	10,317,423
Comcast Corp. Class A	577,659	23,366,306
Sirius XM Holdings Inc.[b]	204,983	1,201,200
Walt Disney Co. (The)	177,562	19,519,391

		57,364,103
OIL, GAS & CONSUMABLE FUELS — 0.43%
Pioneer Natural Resources Co.	20,761	3,386,119

		3,386,119
PHARMACEUTICALS — 3.22%
Allergan PLC	40,995	10,344,268
Bristol-Myers Squibb Co.	201,080	11,441,452
Zoetis Inc.	59,905	3,745,261

		25,530,981
ROAD & RAIL — 0.70%
CSX Corp.	112,620	5,556,671

		5,556,671
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.44%
Analog Devices Inc.	44,796	3,539,332
Applied Materials Inc.	131,166	5,811,965
Broadcom Ltd.	48,989	12,083,627
NVIDIA Corp.	72,624	11,802,126
Texas Instruments Inc.	121,608	9,896,459

		43,133,509

Security	Shares	Value
SOFTWARE — 12.46%
Activision Blizzard Inc.	84,630	$5,228,442
Adobe Systems Inc.[a]	60,381	8,845,213
Electronic Arts Inc.[a]	37,841	4,417,558
Intuit Inc.	29,709	4,076,372
Microsoft Corp.	942,340	68,508,118
salesforce.com Inc.[a]	81,614	7,410,551
Snap Inc. Class Aa,b	24,778	338,715

		98,824,969
SPECIALTY RETAIL — 5.09%
Home Depot Inc. (The)	145,925	21,830,380
Lowe’s Companies Inc.	104,732	8,106,257
O’Reilly Automotive Inc.[a]	11,108	2,269,364
Ross Stores Inc.	47,846	2,646,841
TJX Companies Inc. (The)	78,516	5,520,460

		40,373,302
TEXTILES, APPAREL & LUXURY GOODS — 1.20%
NIKE Inc. Class B	161,752	9,551,456

		9,551,456
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
T-Mobile U.S. Inc.[a]	35,493	2,188,498

		2,188,498

TOTAL COMMON STOCKS
(Cost: $556,705,487)		793,321,805

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	6,824,713	6,826,761
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	430,382	430,382

		7,257,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,256,325)		7,257,143

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $563,961,812)[g]		800,578,948
Other Assets, Less Liabilities — (0.91)%		(7,188,080)

NET ASSETS — 100.00%		$793,390,868

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $566,407,114. Net unrealized appreciation was $234,171,834, of which $242,052,181 represented gross unrealized appreciation on securities and $7,880,347 represented gross unrealized depreciation on securities.

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	14,944	561	(707)	14,798	$6,311,791	$38,060	$33,613

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$793,321,805	$—	$—	$793,321,805
Money market funds	7,257,143	—	—	7,257,143

Total	$800,578,948	$—	$—	$800,578,948

51

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.51%
United Technologies Corp.	47,832	$5,671,440

		5,671,440
AIRLINES — 0.43%
American Airlines Group Inc.	31,644	1,596,123

		1,596,123
AUTOMOBILES — 1.60%
Ford Motor Co.	251,062	2,816,916
General Motors Co.	88,151	3,171,673

		5,988,589
BANKS — 15.59%
BB&T Corp.	52,083	2,464,567
Citigroup Inc.	176,736	12,097,579
JPMorgan Chase & Co.	228,060	20,935,908
M&T Bank Corp.	9,885	1,612,738
PNC Financial Services Group Inc. (The)[a]	31,062	4,000,786
SunTrust Banks Inc.	31,051	1,778,912
Wells Fargo & Co.	288,707	15,572,856

		58,463,346
BEVERAGES — 3.02%
Coca-Cola Co. (The)	246,836	11,314,962

		11,314,962
BIOTECHNOLOGY — 1.70%
Gilead Sciences Inc.	83,881	6,382,505

		6,382,505
BUILDING PRODUCTS — 0.63%
Johnson Controls International PLC	60,219	2,345,530

		2,345,530
CAPITAL MARKETS — 3.38%
Franklin Resources Inc.	21,945	982,697
Goldman Sachs Group Inc. (The)	23,499	5,295,030
Morgan Stanley	91,430	4,288,067
State Street Corp.	22,707	2,116,973

		12,682,767
CHEMICALS — 1.75%
Dow Chemical Co. (The)	72,149	4,634,852
LyondellBasell Industries NV Class A	21,213	1,911,079

		6,545,931

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.69%
Cisco Systems Inc.	320,961	$10,094,224

		10,094,224
CONSUMER FINANCE — 2.60%
American Express Co.	48,193	4,107,489
Capital One Financial Corp.	31,003	2,671,839
Discover Financial Services	24,366	1,484,864
Synchrony Financial	49,367	1,496,807

		9,760,999
DIVERSIFIED FINANCIAL SERVICES — 5.69%
Berkshire Hathaway Inc. Class Bb	121,931	21,334,267

		21,334,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.48%
AT&T Inc.	394,649	15,391,311
Verizon Communications Inc.	261,861	12,674,072

		28,065,383
ELECTRIC UTILITIES — 4.93%
American Electric Power Co. Inc.	31,568	2,226,807
Duke Energy Corp.	44,927	3,824,186
Edison International	20,930	1,646,772
Exelon Corp.	59,456	2,279,543
PG&E Corp.	32,781	2,218,946
PPL Corp.	43,884	1,682,074
Southern Co. (The)	63,845	3,060,091
Xcel Energy Inc.	32,544	1,539,657

		18,478,076
ELECTRICAL EQUIPMENT — 1.26%
Eaton Corp. PLC	28,715	2,246,949
Emerson Electric Co.	41,370	2,466,066

		4,713,015
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.85%
Equity Residential	23,533	1,601,656
Weyerhaeuser Co.	48,261	1,593,578

		3,195,234
FOOD & STAPLES RETAILING — 2.40%
Kroger Co. (The)	58,492	1,434,224
Wal-Mart Stores Inc.	94,818	7,584,492

		9,018,716
FOOD PRODUCTS — 1.25%
Archer-Daniels-Midland Co.	36,575	1,542,733
General Mills Inc.	36,995	2,059,142
Kellogg Co.	16,164	1,099,152

		4,701,027

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Express Scripts Holding Co.[b]	38,099	$2,386,521
HCA Healthcare Inc.[b]	18,385	1,477,051

		3,863,572
HOUSEHOLD PRODUCTS — 3.98%
Procter & Gamble Co. (The)	164,177	14,910,555

		14,910,555
INSURANCE — 3.99%
Aflac Inc.	25,482	2,032,189
American International Group Inc.	56,455	3,694,980
MetLife Inc.	69,356	3,814,580
Prudential Financial Inc.	27,538	3,118,128
Travelers Companies Inc. (The)	17,939	2,297,807

		14,957,684
IT SERVICES — 2.12%
International Business Machines Corp.	54,880	7,939,490

		7,939,490
MACHINERY — 2.65%
Caterpillar Inc.	37,819	4,309,475
Cummins Inc.	9,928	1,666,911
Deere & Co.	18,891	2,423,338
PACCAR Inc.	22,514	1,541,083

		9,940,807
MULTI-UTILITIES — 0.82%
Consolidated Edison Inc.	19,617	1,625,465
Public Service Enterprise Group Inc.	32,423	1,458,062

		3,083,527
MULTILINE RETAIL — 0.54%
Target Corp.	35,429	2,007,761

		2,007,761
OIL, GAS & CONSUMABLE FUELS — 9.67%
Anadarko Petroleum Corp.	35,997	1,643,983
ConocoPhillips	79,412	3,602,923
Exxon Mobil Corp.	271,996	21,770,560
Marathon Petroleum Corp.	33,315	1,865,307
Occidental Petroleum Corp.	49,080	3,039,524
Phillips 66	28,161	2,358,484
Valero Energy Corp.	28,719	1,980,749

		36,261,530
PHARMACEUTICALS — 6.69%
Merck & Co. Inc.	175,574	11,215,667

Security	Shares	Value
Mylan NVb	29,544	$1,151,920
Pfizer Inc.	383,085	12,703,099

		25,070,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.70%
Intel Corp.	302,278	10,721,801
Micron Technology Inc.[b]	66,769	1,877,544
QUALCOMM Inc.	94,839	5,044,486

		17,643,831
SOFTWARE — 0.15%
Dell Technologies Inc. Class Vb	8,641	555,357

		555,357
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.47%
Hewlett Packard Enterprise Co.	106,911	1,872,012
HP Inc.	108,081	2,064,347
Western Digital Corp.	18,706	1,592,255

		5,528,614
TOBACCO — 3.10%
Philip Morris International Inc.	99,699	11,635,870

		11,635,870
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Sprint Corp.[b,c]	41,109	328,050

		328,050

TOTAL COMMON STOCKS
(Cost: $336,340,049)		374,079,468

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	7,636	7,638

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	304,258	$304,258

		311,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $311,896)		311,896

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $336,651,945)[g]		374,391,364
Other Assets, Less Liabilities — 0.15%		578,279

NET ASSETS — 100.00%		$374,969,643

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $339,203,222. Net unrealized appreciation was $35,188,142, of which $47,954,811 represented gross unrealized appreciation on securities and $12,766,669 represented gross unrealized depreciation on securities.

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	31,698	1,510	(2,146)	31,062	$4,000,786	$23,261	$101,840

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$374,079,468	$—	$—	$374,079,468
Money market funds	311,896	—	—	311,896

Total	$374,391,364	$—	$—	$374,391,364

55

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 3.39%
Arconic Inc.	190,831	$4,730,700
BWX Technologies Inc.	42,956	2,262,922
L3 Technologies Inc.	33,701	5,896,664
Rockwell Collins Inc.	70,247	7,483,413
Textron Inc.	115,844	5,691,416

		26,065,115
AIR FREIGHT & LOGISTICS — 1.12%
CH Robinson Worldwide Inc.	60,998	4,001,469
Expeditors International of Washington Inc.	78,002	4,592,758

		8,594,227
AIRLINES — 0.59%
Alaska Air Group Inc.	53,515	4,561,083

		4,561,083
AUTO COMPONENTS — 1.64%
Delphi Automotive PLC	115,859	10,475,971
Gentex Corp.	124,538	2,119,637

		12,595,608
AUTOMOBILES — 0.28%
Thor Industries Inc.	20,754	2,186,434

		2,186,434
BANKS — 4.71%
Citizens Financial Group Inc.	219,129	7,687,045
Comerica Inc.	76,537	5,534,391
Commerce Bancshares Inc./MO	37,901	2,199,774
Cullen/Frost Bankers Inc.	24,673	2,239,815
East West Bancorp. Inc.	62,554	3,564,327
F.N.B. Corp.	141,155	1,933,824
PacWest Bancorp.	51,953	2,494,783
SVB Financial Group[a]	22,728	4,055,584
Synovus Financial Corp.	53,338	2,319,136
Webster Financial Corp.	40,270	2,091,221
Western Alliance Bancorp.[a]	41,452	2,088,352

		36,208,252
BEVERAGES — 1.60%
Brown-Forman Corp. Class A	25,187	1,298,138
Brown-Forman Corp. Class B	76,583	3,783,200
Dr Pepper Snapple Group Inc.	79,498	7,247,038

		12,328,376
BUILDING PRODUCTS — 0.56%
Owens Corning	48,479	3,250,517
USG Corp.[a,b]	39,639	1,071,838

		4,322,355

Security	Shares	Value
CAPITAL MARKETS — 3.87%
Affiliated Managers Group Inc.	24,505	$4,553,764
Ameriprise Financial Inc.	65,944	9,553,967
Eaton Vance Corp. NVS	49,840	2,446,646
Raymond James Financial Inc.	55,495	4,616,629
T Rowe Price Group Inc.	104,366	8,633,155

		29,804,161
CHEMICALS — 3.82%
Albemarle Corp.	47,950	5,552,610
Chemours Co. (The)	79,891	3,803,611
FMC Corp.	58,016	4,431,262
International Flavors & Fragrances Inc.	34,190	4,553,424
NewMarket Corp.	4,039	1,858,384
Olin Corp.	71,934	2,120,614
RPM International Inc.	57,835	2,999,902
Valvoline Inc.	88,622	2,009,061
WR Grace & Co.	29,824	2,056,663

		29,385,531
COMMERCIAL SERVICES & SUPPLIES — 1.53%
KAR Auction Services Inc.	59,444	2,499,026
Republic Services Inc.	99,475	6,388,285
Stericycle Inc.[a]	36,931	2,846,641

		11,733,952
COMMUNICATIONS EQUIPMENT — 1.30%
ARRIS International PLC[a]	81,424	2,276,615
CommScope Holding Co. Inc.[a]	83,513	3,071,608
Juniper Networks Inc.	165,428	4,623,713

		9,971,936
CONTAINERS & PACKAGING — 1.16%
AptarGroup Inc.	27,059	2,189,885
Avery Dennison Corp.	38,364	3,565,167
Berry Global Group Inc.[a]	56,067	3,144,237

		8,899,289
DIVERSIFIED FINANCIAL SERVICES — 0.95%
FNFV Group[a]	29,424	507,564
Leucadia National Corp.	140,205	3,649,536
Voya Financial Inc.	80,508	3,159,134

		7,316,234
ELECTRICAL EQUIPMENT — 2.77%
AMETEK Inc.	99,531	6,129,119
Hubbell Inc.	22,179	2,634,643
Rockwell Automation Inc.	55,724	9,196,132
Sensata Technologies Holding NVa,b	74,085	3,342,715

		21,302,609

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.77%
CDW Corp./DE	68,012	$4,314,001
Flex Ltd.[a]	229,425	3,668,506
SYNNEX Corp.	12,751	1,516,349
Trimble Inc.[a]	109,492	4,098,285

		13,597,141
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.42%
Alexandria Real Estate Equities Inc.[b]	39,430	4,780,887
Apartment Investment & Management Co. Class A	67,982	3,096,580
Apple Hospitality REIT Inc.	68,268	1,260,227
Boston Properties Inc.	66,556	8,047,286
Brixmor Property Group Inc.	111,787	2,189,907
Camden Property Trust[b]	37,945	3,403,666
Duke Realty Corp.	153,954	4,401,545
Forest City Realty Trust Inc. Class A	94,821	2,311,736
Gaming and Leisure Properties Inc.	84,731	3,214,694
GGP Inc.	252,078	5,699,484
Healthcare Trust of America Inc. Class A	82,918	2,536,462
Highwoods Properties Inc.[b]	44,238	2,279,142
Iron Mountain Inc.[b]	106,345	3,874,148
Kimco Realty Corp.	184,287	3,718,912
Lamar Advertising Co. Class Ab	36,175	2,552,870
Liberty Property Trust	63,777	2,679,910
Macerich Co. (The)[b]	51,562	2,959,143
Medical Properties Trust Inc.	157,719	2,047,193
Mid-America Apartment Communities Inc.	49,160	5,089,535
National Retail Properties Inc.	64,622	2,583,588
Realty Income Corp.	118,101	6,738,843
SL Green Realty Corp.	44,088	4,552,968
STORE Capital Corp.	74,988	1,753,969
Sun Communities Inc.	30,633	2,726,643
VEREIT Inc.	421,767	3,504,884
Vornado Realty Trust[b]	74,263	5,892,769
Weingarten Realty Investors	51,664	1,677,013

		95,574,004
FOOD & STAPLES RETAILING — 0.21%
U.S. Foods Holding Corp.[a]	58,285	1,640,723

		1,640,723
FOOD PRODUCTS — 3.49%
Hershey Co. (The)	60,574	6,379,048
Hormel Foods Corp.	116,786	3,990,578
JM Smucker Co. (The)	50,382	6,141,566
Lamb Weston Holdings Inc.	60,119	2,644,034
McCormick & Co. Inc./MD NVS	49,022	4,671,796
Pinnacle Foods Inc.	51,271	3,044,472

		26,871,494
HEALTH CARE EQUIPMENT & SUPPLIES — 2.25%
Alere Inc.[a,b]	37,974	1,913,510
DENTSPLY SIRONA Inc.	99,187	6,152,569
Hologic Inc.[a]	121,187	5,357,677
Varian Medical Systems Inc.[a]	39,797	3,865,085

		17,288,841

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.96%
AmerisourceBergen Corp.	71,803	$6,736,557
Centene Corp.[a]	74,547	5,920,523
DaVita Inc.[a]	67,402	4,366,302
Laboratory Corp. of America Holdings[a]	44,262	7,033,674
MEDNAX Inc.[a,b]	40,323	1,894,375
Patterson Companies Inc.	35,686	1,488,820
Quest Diagnostics Inc.	59,202	6,412,169
Universal Health Services Inc. Class B	38,709	4,290,118

		38,142,538
HOTELS, RESTAURANTS & LEISURE — 1.99%
Aramark	105,688	4,212,724
Darden Restaurants Inc.	53,832	4,515,428
Six Flags Entertainment Corp.	36,549	2,078,542
Wynn Resorts Ltd.	34,568	4,471,025

		15,277,719
HOUSEHOLD DURABLES — 4.01%
DR Horton Inc.	147,971	5,281,085
Leggett & Platt Inc.	57,282	2,759,847
Lennar Corp. Class A	87,970	4,613,147
Lennar Corp. Class B	4,385	195,001
Mohawk Industries Inc.[a]	27,331	6,805,146
PulteGroup Inc.	122,937	3,002,121
Toll Brothers Inc.	64,117	2,474,275
Whirlpool Corp.	32,007	5,693,405

		30,824,027
HOUSEHOLD PRODUCTS — 0.97%
Clorox Co. (The)	55,703	7,435,793

		7,435,793
INDUSTRIAL CONGLOMERATES — 0.35%
Carlisle Companies Inc.	27,981	2,730,666

		2,730,666
INSURANCE — 5.57%
Alleghany Corp.[a]	6,075	3,726,041
Arch Capital Group Ltd.[a]	56,222	5,468,152
Arthur J Gallagher & Co.	77,704	4,568,218
First American Financial Corp.	47,579	2,303,299
FNF Group	117,698	5,750,724
RenaissanceRe Holdings Ltd.	8,250	1,212,008
Torchmark Corp.	47,102	3,719,645
Willis Towers Watson PLC	54,972	8,184,231
WR Berkley Corp.	41,998	2,896,602
XL Group Ltd.	113,191	5,025,680

		42,854,600

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.54%
Liberty Interactive Corp. QVC Group Series Aa,b	173,383	$4,150,789

		4,150,789
IT SERVICES — 2.98%
Alliance Data Systems Corp.	24,082	5,814,117
Booz Allen Hamilton Holding Corp.	64,558	2,214,339
DXC Technology Co.	122,475	9,599,591
First Data Corp. Class Aa	86,931	1,622,133
Genpact Ltd.	57,348	1,663,092
Sabre Corp.	89,902	1,989,531

		22,902,803
LEISURE PRODUCTS — 0.28%
Brunswick Corp./DE	38,707	2,191,203

		2,191,203
LIFE SCIENCES TOOLS & SERVICES — 2.19%
Agilent Technologies Inc.	139,416	8,335,683
PerkinElmer Inc.	47,667	3,137,918
Quintiles IMS Holdings Inc.[a]	59,411	5,379,666

		16,853,267
MACHINERY — 5.38%
AGCO Corp.	29,125	2,101,078
Allison Transmission Holdings Inc.	65,873	2,489,999
Donaldson Co. Inc.	57,229	2,717,805
Lincoln Electric Holdings Inc.	26,803	2,338,830
Parker-Hannifin Corp.	57,590	9,558,788
Pentair PLC	72,591	4,578,314
Snap-on Inc.	25,089	3,868,724
Stanley Black & Decker Inc.	66,147	9,306,221
Xylem Inc./NY	77,808	4,414,048

		41,373,807
MEDIA — 3.94%
Cinemark Holdings Inc.	46,244	1,798,892
Discovery Communications Inc. Class Aa,b	67,230	1,653,858
Discovery Communications Inc. Class C NVS[a]	91,950	2,126,803
DISH Network Corp. Class Aa	98,425	6,302,153
Interpublic Group of Companies Inc. (The)	171,063	3,696,671
News Corp. Class A	165,707	2,371,267
News Corp. Class B	52,798	776,131
Omnicom Group Inc.	100,650	7,925,181
Scripps Networks Interactive Inc. Class A	41,636	3,639,403

		30,290,359
METALS & MINING — 1.03%
Nucor Corp.	138,015	7,959,325

		7,959,325

Security	Shares	Value
MULTI-UTILITIES — 1.12%
WEC Energy Group Inc.	136,511	$8,596,098

		8,596,098
OIL, GAS & CONSUMABLE FUELS — 2.23%
Cimarex Energy Co.	41,178	4,077,857
Continental Resources Inc./OKa,b	37,806	1,263,854
Newfield Exploration Co.[a]	86,357	2,481,037
ONEOK Inc.	164,326	9,295,922

		17,118,670
PROFESSIONAL SERVICES — 1.16%
IHS Markit Ltd.[a]	137,402	6,409,803
Robert Half International Inc.	55,094	2,493,004

		8,902,807
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
CBRE Group Inc. Class Aa	130,192	4,945,994
Realogy Holdings Corp.	60,071	1,994,357

		6,940,351
ROAD & RAIL — 0.84%
Genesee & Wyoming Inc. Class Aa,b	26,897	1,752,609
Kansas City Southern	45,929	4,739,413

		6,492,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.21%
Maxim Integrated Products Inc.	122,327	5,558,539
Microchip Technology Inc.	99,204	7,940,288
Microsemi Corp.[a]	50,036	2,605,875
ON Semiconductor Corp.[a]	182,247	2,724,593
Qorvo Inc.[a,b]	55,026	3,772,582
Teradyne Inc.	86,151	2,979,963
Xilinx Inc.	107,318	6,788,937

		32,370,777
SOFTWARE — 1.06%
Symantec Corp.	263,117	8,153,996

		8,153,996
SPECIALTY RETAIL — 1.92%
CarMax Inc.[a,b]	80,186	5,312,322
Dick’s Sporting Goods Inc.	38,403	1,433,968
Foot Locker Inc.	56,842	2,682,374
Michaels Companies Inc. (The)[a]	46,527	937,054
Tiffany & Co.	46,412	4,432,810

		14,798,528
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Hanesbrands Inc.	157,659	3,613,544
Michael Kors Holdings Ltd.[a]	67,560	2,461,887

		6,075,431

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.57%
United Rentals Inc.[a,b]	36,590	$4,352,746

		4,352,746
TRANSPORTATION INFRASTRUCTURE — 0.32%
Macquarie Infrastructure Corp.	32,856	2,490,813

		2,490,813
WATER UTILITIES — 1.15%
American Water Works Co. Inc.	77,105	6,253,215
Aqua America Inc.	76,963	2,569,025

		8,822,240

TOTAL COMMON STOCKS
(Cost: $671,230,770)		768,348,740

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	23,542,969	23,550,032
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	692,072	692,072

		24,242,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,238,983)		24,242,104

TOTAL INVESTMENTS IN SECURITIES — 103.04%
(Cost: $695,469,753)[f]		792,590,844
Other Assets, Less Liabilities — (3.04)%		(23,373,587)

NET ASSETS — 100.00%		$769,217,257

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $703,236,469. Net unrealized appreciation was $89,354,375, of which $106,303,765 represented gross unrealized appreciation on securities and $16,949,390 represented gross unrealized depreciation on securities.

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$768,348,740	$—	$—	$768,348,740
Money market funds	24,242,104	—	—	24,242,104

Total	$792,590,844	$—	$—	$792,590,844

60

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.17%
HEICO Corp.	3,539	$284,429
HEICO Corp. Class A	5,957	423,245
Hexcel Corp.	12,040	616,087
Huntington Ingalls Industries Inc.	6,094	1,256,034
Teledyne Technologies Inc.[a,b]	4,660	635,344
TransDigm Group Inc.	6,475	1,826,857

		5,041,996
AIR FREIGHT & LOGISTICS — 0.28%
XPO Logistics Inc.[a,b]	10,801	649,248

		649,248
BANKS — 2.36%
Bank of the Ozarks Inc.	16,079	693,809
First Republic Bank/CA	20,429	2,049,641
Investors Bancorp. Inc.	41,000	544,480
Signature Bank/New York NYa	7,108	985,027
Zions BanCorp.	26,829	1,215,890

		5,488,847
BIOTECHNOLOGY — 4.07%
Alkermes PLC[a]	20,283	1,103,598
Alnylam Pharmaceuticals Inc.[a]	10,746	889,124
BioMarin Pharmaceutical Inc.[a]	23,103	2,026,826
Bioverativ Inc.[a]	14,321	887,472
Dyax Corp.[a,c]	23,054	52,794
Exelixis Inc.[a]	30,597	829,485
Ionis Pharmaceuticals Inc.[a,b]	16,414	860,094
Kite Pharma Inc.[a]	6,676	723,745
Neurocrine Biosciences Inc.[a,b]	11,633	558,733
OPKO Health Inc.[a,b]	48,183	310,780
Seattle Genetics Inc.[a]	12,856	649,228
TESARO Inc.[a]	4,569	583,279

		9,475,158
BUILDING PRODUCTS — 2.53%
Allegion PLC	12,615	1,024,843
AO Smith Corp.	19,500	1,044,225
Fortune Brands Home & Security Inc.	20,370	1,337,698
Lennox International Inc.	5,085	869,535
Masco Corp.	42,363	1,615,301

		5,891,602
CAPITAL MARKETS — 4.64%
CBOE Holdings Inc.	12,165	1,149,957
E*TRADE Financial Corp.[a]	36,369	1,491,129
FactSet Research Systems Inc.	5,224	873,557
MarketAxess Holdings Inc.	4,976	1,009,581
MSCI Inc.	11,989	1,306,202
Northern Trust Corp.	28,574	2,500,511
SEI Investments Co.	17,652	997,514
TD Ameritrade Holding Corp.	32,163	1,470,814

		10,799,265

Security	Shares	Value
CHEMICALS — 0.63%
Axalta Coating Systems Ltd.[a,b]	28,850	$908,775
Scotts Miracle-Gro Co. (The) Class A	5,836	560,198

		1,468,973
COMMERCIAL SERVICES & SUPPLIES — 1.27%
Cintas Corp.	11,435	1,542,010
Copart Inc.[a,b]	27,143	854,733
Rollins Inc.	12,672	550,091

		2,946,834
COMMUNICATIONS EQUIPMENT — 1.57%
Arista Networks Inc.[a,b]	5,625	839,756
F5 Networks Inc.[a]	8,567	1,034,465
Palo Alto Networks Inc.[a]	12,186	1,605,871
Ubiquiti Networks Inc.[a,b]	3,273	178,379

		3,658,471
CONSTRUCTION MATERIALS — 1.99%
Eagle Materials Inc.	6,410	603,181
Martin Marietta Materials Inc.	8,293	1,877,784
Vulcan Materials Co.	17,498	2,154,354

		4,635,319
CONTAINERS & PACKAGING — 0.23%
Graphic Packaging Holding Co.	41,151	542,782

		542,782
DISTRIBUTORS — 0.86%
LKQ Corp.[a]	40,819	1,410,705
Pool Corp.	5,478	592,281

		2,002,986
DIVERSIFIED CONSUMER SERVICES — 0.93%
Bright Horizons Family Solutions Inc.[a]	6,650	525,417
Service Corp. International/U.S.	24,891	864,464
ServiceMaster Global Holdings Inc.[a]	17,752	780,378

		2,170,259
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.18%
Zayo Group Holdings Inc.[a]	13,016	426,795

		426,795
ELECTRICAL EQUIPMENT — 0.51%
Acuity Brands Inc.[b]	5,839	1,183,273

		1,183,273

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.70%
Cognex Corp.	11,472	$1,090,528
Coherent Inc.[a]	3,261	864,165
FLIR Systems Inc.	18,080	674,745
IPG Photonics Corp.[a,b]	4,976	759,537
National Instruments Corp.	14,035	577,400

		3,966,375
ENERGY EQUIPMENT & SERVICES — 0.25%
Core Laboratories NVb	5,826	585,688

		585,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.40%
American Campus Communities Inc.	17,752	851,031
American Homes 4 Rent Class A	31,127	716,232
CubeSmart[b]	23,793	586,735
CyrusOne Inc.	10,309	615,550
DCT Industrial Trust Inc.	12,179	686,165
DDR Corp.	40,826	416,017
Digital Realty Trust Inc.[b]	21,155	2,440,018
Douglas Emmett Inc.	19,447	744,042
Equity Lifestyle Properties Inc.	10,808	943,538
Essex Property Trust Inc.	8,685	2,272,865
Extra Space Storage Inc.	16,671	1,325,345
Federal Realty Investment Trust[b]	9,565	1,268,606
Host Hotels & Resorts Inc.	97,946	1,827,672
Hudson Pacific Properties Inc.	20,671	676,355
Invitation Homes Inc.[b]	10,206	217,592
Kilroy Realty Corp.	13,014	903,302
Regency Centers Corp.[b]	19,367	1,282,483
SBA Communications Corp.[a]	16,060	2,209,053
Spirit Realty Capital Inc.[b]	64,084	508,186
UDR Inc.	35,404	1,383,942

		21,874,729
FOOD & STAPLES RETAILING — 0.24%
Casey’s General Stores Inc.	5,175	552,431

		552,431
FOOD PRODUCTS — 0.71%
Blue Buffalo Pet Products Inc.[a]	12,528	280,251
Post Holdings Inc.[a]	8,778	730,330
TreeHouse Foods Inc.[a,b]	7,547	640,212

		1,650,793
HEALTH CARE EQUIPMENT & SUPPLIES — 6.64%
ABIOMED Inc.[a]	5,397	799,242
Align Technology Inc.[a]	9,998	1,671,966
Cooper Companies Inc. (The)	6,469	1,577,595
CR Bard Inc.	9,589	3,074,234
DexCom Inc.[a,b]	11,435	761,685
Hill-Rom Holdings Inc.	7,929	590,869
IDEXX Laboratories Inc.[a]	11,668	1,942,255
Masimo Corp.[a]	6,013	568,830
ResMed Inc.	18,777	1,448,082

Security	Shares	Value
STERIS PLC	11,246	$920,485
Teleflex Inc.	5,955	1,233,995
West Pharmaceutical Services Inc.	9,739	863,849

		15,453,087
HEALTH CARE PROVIDERS & SERVICES — 1.70%
Henry Schein Inc.[a]	10,503	1,913,751
VCA Inc.[a]	10,760	996,161
WellCare Health Plans Inc.[a]	5,891	1,042,648

		3,952,560
HEALTH CARE TECHNOLOGY — 0.39%
Veeva Systems Inc. Class Aa,b	14,118	900,164

		900,164
HOTELS, RESTAURANTS & LEISURE — 3.98%
Chipotle Mexican Grill Inc.[a]	3,795	1,304,607
Domino’s Pizza Inc.	6,368	1,187,632
Dunkin’ Brands Group Inc.	12,207	647,337
Hilton Worldwide Holdings Inc.	27,130	1,696,439
MGM Resorts International	63,922	2,104,952
Norwegian Cruise Line Holdings Ltd.[a]	21,724	1,196,341
Vail Resorts Inc.	5,294	1,115,763

		9,253,071
HOUSEHOLD DURABLES — 0.52%
NVR Inc.[a]	461	1,203,413

		1,203,413
HOUSEHOLD PRODUCTS — 0.91%
Church & Dwight Co. Inc.	33,002	1,760,657
Spectrum Brands Holdings Inc.	3,185	367,676

		2,128,333
INSURANCE — 1.28%
Brown & Brown Inc.	15,238	679,615
Erie Indemnity Co. Class A	2,449	312,150
Markel Corp.[a]	1,852	1,984,436

		2,976,201
INTERNET & DIRECT MARKETING RETAIL — 1.61%
Expedia Inc.	16,096	2,518,541
Liberty Ventures Series Aa	10,718	649,296
TripAdvisor Inc.[a,b]	14,590	569,302

		3,737,139
INTERNET SOFTWARE & SERVICES — 3.95%
Akamai Technologies Inc.[a]	22,890	1,079,035
CoStar Group Inc.[a]	4,336	1,194,785
IAC/InterActiveCorp[a]	9,652	1,009,889
LogMeIn Inc.	6,976	812,355
MercadoLibre Inc.[b]	5,847	1,686,392

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
Twitter Inc.[a]	81,283	$1,307,843
VeriSign Inc.[a,b]	11,690	1,182,677
Zillow Group Inc. Class Aa	6,172	280,394
Zillow Group Inc. Class Ca,b	14,228	642,536

		9,195,906
IT SERVICES — 4.97%
Broadridge Financial Solutions Inc.	15,568	1,180,988
Euronet Worldwide Inc.[a,b]	6,950	671,440
FleetCor Technologies Inc.[a]	12,216	1,857,565
Gartner Inc.[a]	11,974	1,536,504
Global Payments Inc.	20,190	1,905,330
Jack Henry & Associates Inc.	10,281	1,103,357
Total System Services Inc.	21,930	1,391,678
Vantiv Inc. Class Aa	21,453	1,363,338
WEX Inc.[a]	5,100	554,268

		11,564,468
LEISURE PRODUCTS — 0.98%
Hasbro Inc.	14,896	1,577,188
Polaris Industries Inc.	7,759	695,672

		2,272,860
LIFE SCIENCES TOOLS & SERVICES — 1.91%
Bio-Rad Laboratories Inc. Class Aa	2,759	650,103
Mettler-Toledo International Inc.[a]	3,419	1,959,360
Waters Corp.[a]	10,597	1,837,944

		4,447,407
MACHINERY — 4.00%
Fortive Corp.	39,924	2,584,680
Graco Inc.	7,355	853,474
IDEX Corp.	10,103	1,177,404
Middleby Corp. (The)[a,b]	7,619	995,651
Nordson Corp.	7,097	901,319
Toro Co. (The)	14,245	1,012,677
WABCO Holdings Inc.[a]	6,734	926,396
Wabtec Corp./DEb	11,435	861,742

		9,313,343
MEDIA — 2.04%
Liberty Broadband Corp. Class Aa	3,473	343,549
Liberty Broadband Corp. Class Ca,b	8,915	884,190
Liberty Media Corp.-Liberty Formula One Class Aa	2,893	97,639
Liberty Media Corp.-Liberty Formula One Class Ca	15,634	549,848
Liberty Media Corp.-Liberty SiriusXM Class Aa	11,518	531,325
Liberty Media Corp.-Liberty SiriusXM Class Ca	23,304	1,071,984
Lions Gate Entertainment Corp. Class A	7,783	228,820
Lions Gate Entertainment Corp. Class Ba	13,586	373,751
Live Nation Entertainment Inc.[a]	17,701	659,716

		4,740,822
METALS & MINING — 0.32%
Royal Gold Inc.	8,656	750,129

		750,129

Security	Shares	Value
MULTILINE RETAIL — 0.97%
Dollar Tree Inc.[a]	31,339	$2,258,915

		2,258,915
OIL, GAS & CONSUMABLE FUELS — 5.07%
Antero Resources Corp.[a]	19,185	395,595
Cabot Oil & Gas Corp.	61,638	1,532,937
Cheniere Energy Inc.[a,b]	31,497	1,423,664
Concho Resources Inc.[a]	19,618	2,555,441
Diamondback Energy Inc.[a,b]	12,992	1,245,673
Energen Corp.[a]	12,865	685,447
EQT Corp.[b]	22,948	1,461,788
Parsley Energy Inc. Class Aa	30,025	879,132
Range Resources Corp.[b]	24,857	524,731
Rice Energy Inc.[a]	21,346	597,048
RSP Permian Inc.[a]	14,489	497,842

		11,799,298
PERSONAL PRODUCTS — 1.26%
Estee Lauder Companies Inc. (The) Class A	29,642	2,934,262

		2,934,262
PHARMACEUTICALS — 0.52%
Jazz Pharmaceuticals PLC[a]	7,948	1,220,892

		1,220,892
PROFESSIONAL SERVICES — 2.08%
Equifax Inc.	15,917	2,314,969
TransUnion[a]	16,401	751,658
Verisk Analytics Inc. Class Aa	20,359	1,776,526

		4,843,153
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.26%
Howard Hughes Corp. (The)[a]	4,802	604,140

		604,140
ROAD & RAIL — 0.94%
AMERCO	729	283,260
JB Hunt Transport Services Inc.	11,358	1,030,284
Old Dominion Freight Line Inc.	9,169	879,399

		2,192,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.20%
Advanced Micro Devices Inc.[a,b]	102,602	1,396,413
Cavium Inc.[a,b]	8,963	555,168
Cypress Semiconductor Corp.	43,507	617,800
Skyworks Solutions Inc.	24,432	2,562,184

		5,131,565

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
SOFTWARE — 10.77%
ANSYS Inc.[a,b]	11,320	$1,466,506
Aspen Technology Inc.[a]	9,841	559,658
Autodesk Inc.[a]	25,679	2,844,976
Cadence Design Systems Inc.[a]	37,021	1,366,075
CDK Global Inc.	19,224	1,264,555
Citrix Systems Inc.[a]	20,013	1,580,627
Fortinet Inc.[a]	19,781	730,117
Guidewire Software Inc.[a,b]	9,796	706,879
PTC Inc.[a]	15,296	844,186
Red Hat Inc.[a]	23,539	2,327,301
ServiceNow Inc.[a]	22,493	2,484,352
Splunk Inc.[a,b]	18,317	1,099,203
SS&C Technologies Holdings Inc.	22,679	879,038
Synopsys Inc.[a]	19,902	1,523,896
Take-Two Interactive Software Inc.[a]	13,749	1,092,771
Tyler Technologies Inc.[a,b]	4,469	767,819
Ultimate Software Group Inc. (The)[a,b]	3,934	887,943
VMware Inc. Class Aa,b	9,257	858,216
Workday Inc. Class Aa	17,358	1,772,425

		25,056,543
SPECIALTY RETAIL — 2.06%
Advance Auto Parts Inc.	9,777	1,095,122
Burlington Stores Inc.[a,b]	9,297	809,118
Tractor Supply Co.	17,023	955,331
Ulta Salon Cosmetics & Fragrance Inc.[a]	7,721	1,939,592

		4,799,163
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Carter’s Inc.	6,392	554,378
lululemon athletica Inc.[a,b]	14,150	872,206
Under Armour Inc. Class Aa,b	24,451	489,509
Under Armour Inc. Class Ca,b	24,407	442,011

		2,358,104
THRIFTS & MORTGAGE FINANCE — 0.05%
TFS Financial Corp.	7,851	125,459

		125,459
TRADING COMPANIES & DISTRIBUTORS — 0.97%
Fastenal Co.	38,300	1,645,368
Watsco Inc.	4,029	607,452

		2,252,820

TOTAL COMMON STOCKS
(Cost: $178,489,398)		232,477,984

SHORT-TERM INVESTMENTS — 12.11%

MONEY MARKET FUNDS — 12.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	27,908,109	27,916,482

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	266,922	$266,922

		28,183,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,180,669)		28,183,404

TOTAL INVESTMENTS IN SECURITIES — 111.99%
(Cost: $206,670,067)[g]		260,661,388
Other Assets, Less Liabilities — (11.99)%		(27,912,441)

NET ASSETS — 100.00%		$232,748,947

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $207,459,116. Net unrealized appreciation was $53,202,272, of which $58,134,216 represented gross unrealized appreciation on securities and $4,931,944 represented gross unrealized depreciation on securities.

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$232,425,190	$—	$52,794	$232,477,984
Money market funds	28,183,404	—	—	28,183,404

Total	$260,608,594	$—	$52,794	$260,661,388

65

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 0.84%
Orbital ATK Inc.	14,034	$1,433,994
Spirit AeroSystems Holdings Inc. Class A	29,295	1,770,297

		3,204,291

AIRLINES — 1.67%
JetBlue Airways Corp.[a]	80,993	1,776,176
United Continental Holdings Inc.[a]	68,207	4,616,250

		6,392,426

AUTO COMPONENTS — 2.74%
Adient PLC	22,777	1,491,210
Autoliv Inc.[b]	21,412	2,320,847
BorgWarner Inc.	48,349	2,259,832
Goodyear Tire & Rubber Co. (The)	61,024	1,922,866
Lear Corp.	16,697	2,474,329

		10,469,084

AUTOMOBILES — 0.54%
Harley-Davidson Inc.	42,444	2,065,749

		2,065,749

BANKS — 5.77%
BOK Financial Corp.	5,162	439,131
CIT Group Inc.	35,163	1,675,517
Fifth Third Bancorp.	181,605	4,848,854
Huntington Bancshares Inc./OH	263,316	3,488,937
KeyCorp	265,311	4,786,210
People’s United Financial Inc.	83,690	1,459,554
Prosperity Bancshares Inc.	16,921	1,084,636
Regions Financial Corp.	291,070	4,249,622

		22,032,461

BIOTECHNOLOGY — 0.37%
United Therapeutics Corp.[a,b]	10,957	1,406,879

		1,406,879

CAPITAL MARKETS — 1.44%
Invesco Ltd.	98,523	3,425,645
Nasdaq Inc.	27,630	2,054,843

		5,480,488

CHEMICALS — 3.36%
Ashland Global Holdings Inc.	15,168	985,465
Celanese Corp. Series A	33,775	3,248,142
CF Industries Holdings Inc.	56,646	1,662,560
Eastman Chemical Co.	35,327	2,937,793
Huntsman Corp.	48,375	1,287,743
Mosaic Co. (The)	85,086	2,053,976

Security	Shares	Value
Westlake Chemical Corp.	9,181	$645,975

		12,821,654

COMMUNICATIONS EQUIPMENT — 2.15%
Brocade Communications Systems Inc.	99,765	1,260,032
Harris Corp.	29,525	3,379,726
Motorola Solutions Inc.	39,582	3,589,296

		8,229,054

CONSTRUCTION & ENGINEERING — 1.43%
AECOM[a]	37,891	1,208,723
Fluor Corp.	33,987	1,476,055
Jacobs Engineering Group Inc.	29,278	1,543,536
Quanta Services Inc.[a]	36,056	1,216,169

		5,444,483

CONSUMER FINANCE — 1.32%
Ally Financial Inc.	111,292	2,519,651
Navient Corp.	69,408	1,023,768
Santander Consumer USA Holdings Inc.[a]	27,547	352,877
SLM Corp.[a]	104,964	1,163,001

		5,059,297

CONTAINERS & PACKAGING — 5.55%
Ball Corp.	84,797	3,552,994
Bemis Co. Inc.	22,411	949,554
Crown Holdings Inc.[a]	32,994	1,962,153
International Paper Co.	99,925	5,493,877
Packaging Corp. of America	22,830	2,499,428
Sealed Air Corp.	47,457	2,064,854
Sonoco Products Co.	24,186	1,172,537
WestRock Co.	60,801	3,491,194

		21,186,591

DISTRIBUTORS — 0.79%
Genuine Parts Co.	35,706	3,032,511

		3,032,511

DIVERSIFIED CONSUMER SERVICES — 0.40%
H&R Block Inc.	50,314	1,534,577

		1,534,577

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.81%
CenturyLink Inc.	132,945	3,093,630

		3,093,630

ELECTRIC UTILITIES — 5.97%
Alliant Energy Corp.	55,242	2,238,958
Avangrid Inc.	13,495	612,943
Entergy Corp.	43,463	3,334,482
Eversource Energy	76,708	4,663,079
FirstEnergy Corp.	107,471	3,429,400

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
Great Plains Energy Inc.	52,391	$1,616,786
IDACORP Inc.	12,267	1,059,378
OGE Energy Corp.	48,500	1,739,210
Pinnacle West Capital Corp.	27,049	2,345,960
Westar Energy Inc.	34,452	1,748,439

		22,788,635

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.95%
Arrow Electronics Inc.[a]	21,564	1,752,938
Avnet Inc.	30,429	1,167,865
Jabil Inc.	44,369	1,353,255
Keysight Technologies Inc.[a]	44,861	1,865,769
Zebra Technologies Corp. Class Aa	12,827	1,304,762

		7,444,589

ENERGY EQUIPMENT & SERVICES — 1.64%
Helmerich & Payne Inc.	26,397	1,336,216
National Oilwell Varco Inc.	92,062	3,011,348
Transocean Ltd.[a]	95,497	826,049
Weatherford International PLC[a,b]	240,289	1,071,689

		6,245,302

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.39%
Colony NorthStar Inc. Class A	133,511	1,954,601
EPR Properties	15,597	1,128,911
HCP Inc.	113,490	3,591,958
Hospitality Properties Trust	36,033	1,047,119
Omega Healthcare Investors Inc.[b]	47,821	1,510,665
Park Hotels & Resorts Inc.	35,058	944,112
Uniti Group Inc.[a]	38,478	985,037
WP Carey Inc.	25,866	1,772,080

		12,934,483

FOOD & STAPLES RETAILING — 1.00%
Rite Aid Corp.[a,b]	257,446	576,679
Whole Foods Market Inc.	77,402	3,232,308

		3,808,987

FOOD PRODUCTS — 4.10%
Bunge Ltd.	34,010	2,666,044
Campbell Soup Co.	46,476	2,455,327
Conagra Brands Inc.	97,888	3,351,685
Ingredion Inc.	17,375	2,142,685
Pilgrim’s Pride Corp.[a,b]	14,192	344,724
Seaboard Corp.	67	286,425
Tyson Foods Inc. Class A	69,761	4,420,057

		15,666,947

GAS UTILITIES — 1.46%
Atmos Energy Corp.	25,518	2,213,942
National Fuel Gas Co.	20,790	1,230,976
UGI Corp.	41,965	2,117,973

		5,562,891

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.42%
Envision Healthcare Corp.[a]	28,532	$1,610,061

		1,610,061

HOTELS, RESTAURANTS & LEISURE — 0.69%
Wyndham Worldwide Corp.	25,285	2,638,995

		2,638,995

HOUSEHOLD DURABLES — 0.54%
CalAtlantic Group Inc.	18,825	660,757
Garmin Ltd.	27,893	1,399,950

		2,060,707

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.96%
AES Corp./VA	160,231	1,791,382
NRG Energy Inc.	76,903	1,893,352

		3,684,734

INSURANCE — 9.13%
American Financial Group Inc./OH	17,876	1,812,626
Assurant Inc.	13,312	1,401,354
Assured Guaranty Ltd.	29,599	1,332,251
Axis Capital Holdings Ltd.	20,557	1,327,571
Cincinnati Financial Corp.	36,308	2,765,217
Everest Re Group Ltd.	9,951	2,611,043
Hartford Financial Services Group Inc. (The)	88,923	4,890,765
Lincoln National Corp.	54,311	3,967,962
Loews Corp.	66,872	3,255,329
Old Republic International Corp.	59,666	1,170,647
Principal Financial Group Inc.	64,884	4,331,007
Reinsurance Group of America Inc.	15,569	2,182,774
Unum Group	55,290	2,771,688
Validus Holdings Ltd.	19,288	1,037,501

		34,857,735

IT SERVICES — 1.38%
CSRA Inc.	35,375	1,153,579
Leidos Holdings Inc.	34,799	1,859,658
Western Union Co. (The)	114,197	2,255,391

		5,268,628

LEISURE PRODUCTS — 0.44%
Mattel Inc.	83,160	1,664,863

		1,664,863

MACHINERY — 2.00%
Colfax Corp.[a]	23,996	990,555
Crane Co.	12,318	930,009
Dover Corp.	37,709	3,167,556
Flowserve Corp.	31,746	1,305,713

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
Oshkosh Corp.	18,203	$1,253,458

		7,647,291

MEDIA — 1.01%
TEGNA Inc.	52,477	778,234
Viacom Inc. Class A	2,504	101,412
Viacom Inc. Class B NVS	85,316	2,979,235

		3,858,881

METALS & MINING — 3.71%
Alcoa Corp.	35,883	1,306,141
Freeport-McMoRan Inc.[a]	322,250	4,711,295
Newmont Mining Corp.	129,074	4,797,680
Reliance Steel & Aluminum Co.	17,727	1,282,726
Steel Dynamics Inc.	58,597	2,074,920

		14,172,762

MORTGAGE REAL ESTATE INVESTMENT — 2.00%
AGNC Investment Corp.	86,274	1,827,283
Annaly Capital Management Inc.	260,785	3,137,244
New Residential Investment Corp.	74,783	1,271,311
Starwood Property Trust Inc.	63,276	1,394,603

		7,630,441

MULTI-UTILITIES — 5.44%
Ameren Corp.	58,768	3,296,885
CenterPoint Energy Inc.	104,377	2,942,388
CMS Energy Corp.	67,933	3,141,222
DTE Energy Co.	43,425	4,649,080
MDU Resources Group Inc.	47,514	1,251,994
NiSource Inc.	78,409	2,043,338
SCANA Corp.	34,652	2,230,549
Vectren Corp.	20,188	1,213,501

		20,768,957

MULTILINE RETAIL — 1.25%
Kohl’s Corp.	41,426	1,712,965
Macy’s Inc.	73,960	1,756,550
Nordstrom Inc.	27,068	1,314,693

		4,784,208

OIL, GAS & CONSUMABLE FUELS — 7.27%
Andeavor	36,594	3,642,201
Apache Corp.	92,086	4,556,415
Chesapeake Energy Corp.[a,b]	186,048	922,798
Devon Energy Corp.	127,269	4,239,330
Hess Corp.	65,473	2,916,167
HollyFrontier Corp.	43,198	1,245,830
Marathon Oil Corp.	205,960	2,518,891
Murphy Oil Corp.	39,542	1,051,026
Noble Energy Inc.	110,259	3,187,588
Targa Resources Corp.	52,228	2,423,902
WPX Energy Inc.[a]	96,969	1,045,326

		27,749,474

Security	Shares	Value
PERSONAL PRODUCTS — 1.17%
Coty Inc. Class A	114,138	$2,337,546
Edgewell Personal Care Co.[a]	14,001	1,010,872
Herbalife Ltd.[a,b]	17,030	1,132,666

		4,481,084

PHARMACEUTICALS — 0.97%
Mallinckrodt PLC[a]	24,212	1,108,910
Perrigo Co. PLC	34,736	2,602,421

		3,711,331

PROFESSIONAL SERVICES — 1.63%
Dun & Bradstreet Corp. (The)	8,998	996,618
ManpowerGroup Inc.	16,290	1,745,474
Nielsen Holdings PLC	81,352	3,498,950

		6,241,042

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Jones Lang LaSalle Inc.	11,018	1,401,710

		1,401,710

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.35%
KLA-Tencor Corp.	37,954	3,515,679
Marvell Technology Group Ltd.	105,885	1,647,571

		5,163,250

SOFTWARE — 0.90%
CA Inc.	75,924	2,356,681
Nuance Communications Inc.[a]	62,310	1,077,963

		3,434,644

SPECIALTY RETAIL — 3.41%
AutoNation Inc.[a,b]	16,112	682,826
Bed Bath & Beyond Inc.	35,314	1,055,889
Best Buy Co. Inc.	64,258	3,748,812
Gap Inc. (The)	53,613	1,277,598
L Brands Inc.	58,387	2,708,573
Signet Jewelers Ltd.	16,656	1,018,681
Staples Inc.	158,790	1,611,718
Williams-Sonoma Inc.	19,439	902,553

		13,006,650

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.08%
NCR Corp.[a]	29,506	1,116,802
NetApp Inc.	65,656	2,850,783
Seagate Technology PLC	71,937	2,371,044
Xerox Corp.	51,848	1,590,178

		7,928,807

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.70%
Coach Inc.	68,086	$3,209,574
PVH Corp.	18,902	2,254,819
Ralph Lauren Corp.	13,441	1,016,812

		6,481,205

THRIFTS & MORTGAGE FINANCE — 0.41%
New York Community Bancorp. Inc.	118,805	1,559,910

		1,559,910

TRADING COMPANIES & DISTRIBUTORS — 0.99%
HD Supply Holdings Inc.[a]	49,010	1,592,335
WW Grainger Inc.	13,027	2,172,122

		3,764,457

TOTAL COMMON STOCKS
(Cost: $338,911,030)		381,476,836

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	9,037,655	9,040,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	291,529	291,529

		9,331,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,331,158)		9,331,895

TOTAL INVESTMENTS IN SECURITIES — 102.36%
(Cost: $348,242,188)[f]		390,808,731
Other Assets, Less Liabilities — (2.36)%		(8,994,118)

NET ASSETS — 100.00%		$381,814,613

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $355,022,566. Net unrealized appreciation was $35,786,165, of which $52,927,569 represented gross unrealized appreciation on securities and $17,141,404 represented gross unrealized depreciation on securities.

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$381,476,836	$—	$—	$381,476,836
Money market funds	9,331,895	—	—	9,331,895

Total	$390,808,731	$—	$—	$390,808,731

70

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.49%
Aerojet Rocketdyne Holdings Inc.[a]	31,050	$728,122
Curtiss-Wright Corp.	18,402	1,774,321
KLX Inc.[a]	21,528	1,117,734

		3,620,177
AIR FREIGHT & LOGISTICS — 0.20%
Hub Group Inc. Class Aa	13,923	474,078

		474,078
AIRLINES — 1.13%
Allegiant Travel Co.	5,472	707,256
Hawaiian Holdings Inc.[a]	22,308	923,551
Spirit Airlines Inc.[a]	28,851	1,120,862

		2,751,669
AUTO COMPONENTS — 1.12%
Tenneco Inc.	22,495	1,243,974
Visteon Corp.[a]	13,219	1,474,447

		2,718,421
BANKS — 11.76%
Ameris Bancorp.	15,443	707,289
BancFirst Corp.	3,382	361,029
Bank of Hawaii Corp.	17,774	1,487,151
BankUnited Inc.	44,430	1,529,281
Banner Corp.	10,906	630,040
Capital Bank Financial Corp. Class A	11,281	428,678
Cathay General Bancorp.	31,211	1,168,852
Columbia Banking System Inc.	24,265	966,718
CVB Financial Corp.	42,636	918,379
First Citizens BancShares Inc./NC Class A	3,662	1,347,689
First Financial Bancorp.	25,870	662,272
First Horizon National Corp.	97,230	1,694,719
First Merchants Corp.	17,094	691,281
Glacier Bancorp. Inc.	31,889	1,113,564
Great Western Bancorp. Inc.	24,430	953,014
Hilltop Holdings Inc.	32,376	810,371
Home BancShares Inc./AR	52,493	1,301,826
IBERIABANK Corp.	21,197	1,713,778
Independent Bank Corp./Rockland MA	11,326	808,110
MB Financial Inc.	29,654	1,212,849
Renasant Corp.	18,483	783,494
South State Corp.	10,076	843,865
Sterling Bancorp./DE	56,393	1,302,678
TowneBank/Portsmouth VA	23,708	742,060
UMB Financial Corp.	18,245	1,270,947
Union Bankshares Corp.	18,174	561,395
United Community Banks Inc./GA	29,542	820,086
Wintrust Financial Corp.	23,159	1,744,104

		28,575,519

Security	Shares	Value
BEVERAGES — 0.25%
Boston Beer Co. Inc. (The) Class Aa,b	3,849	$603,523

		603,523
BIOTECHNOLOGY — 0.22%
Array BioPharma Inc.[a]	71,045	533,548

		533,548
BUILDING PRODUCTS — 1.21%
Apogee Enterprises Inc.	11,984	624,246
Armstrong World Industries Inc.[a,b]	19,911	966,679
Builders FirstSource Inc.[a,b]	40,243	630,608
Universal Forest Products Inc.	8,542	716,247

		2,937,780
CAPITAL MARKETS — 1.78%
Evercore Partners Inc. Class A	17,065	1,342,162
LPL Financial Holdings Inc.	33,433	1,529,894
Stifel Financial Corp.[a,b]	28,486	1,448,513

		4,320,569
CHEMICALS — 4.13%
Cabot Corp.	25,998	1,412,471
Ferro Corp.[a]	34,828	670,091
GCP Applied Technologies Inc.[a]	29,723	900,607
HB Fuller Co.	21,029	1,083,414
Ingevity Corp.[a]	17,510	1,024,335
Innospec Inc.	10,049	627,058
Minerals Technologies Inc.	14,603	1,033,892
PolyOne Corp.	34,023	1,244,561
Sensient Technologies Corp.	18,417	1,369,488
Stepan Co.	8,139	668,782

		10,034,699
COMMERCIAL SERVICES & SUPPLIES — 4.28%
ABM Industries Inc.	23,156	1,033,221
Brady Corp. Class A	19,885	660,182
Brink’s Co. (The)	18,872	1,474,847
Covanta Holding Corp.	54,486	822,739
Deluxe Corp.	20,183	1,457,212
Herman Miller Inc.	24,890	838,171
HNI Corp.	18,358	693,014
Matthews International Corp. Class A	13,392	877,846
Steelcase Inc. Class A	36,168	493,693
Tetra Tech Inc.	23,788	1,128,741
UniFirst Corp./MAb	6,437	915,663

		10,395,329
COMMUNICATIONS EQUIPMENT — 3.38%
Ciena Corp.[a,b]	58,961	1,518,246
EchoStar Corp. Class Aa	19,882	1,207,434
Finisar Corp.[a]	46,356	1,261,810
Infinera Corp.[a,b]	60,947	714,908

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Security	Shares	Value
NetScout Systems Inc.[a]	38,147	$1,316,072
Oclaro Inc.[a,b]	52,876	517,127
Plantronics Inc.	13,921	628,951
Viavi Solutions Inc.[a]	94,473	1,036,369

		8,200,917
CONSTRUCTION & ENGINEERING — 1.93%
Dycom Industries Inc.[a]	12,926	1,171,096
Granite Construction Inc.	16,577	812,604
MasTec Inc.[a]	27,519	1,271,378
Valmont Industries Inc.	9,398	1,435,075

		4,690,153
CONSTRUCTION MATERIALS — 0.52%
Summit Materials Inc. Class Aa,b	44,240	1,258,186

		1,258,186
CONSUMER FINANCE — 1.58%
Credit Acceptance Corp.[a,b]	5,003	1,246,247
FirstCash Inc.	20,089	1,168,175
Green Dot Corp. Class Aa	18,229	733,535
LendingClub Corp.[a,b]	136,194	690,504

		3,838,461
CONTAINERS & PACKAGING — 0.39%
Silgan Holdings Inc.	31,214	945,784

		945,784
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Vonage Holdings Corp.[a]	81,309	537,453

		537,453
ELECTRIC UTILITIES — 0.27%
Otter Tail Corp.	16,430	664,594

		664,594
ELECTRICAL EQUIPMENT — 1.23%
Atkore International Group Inc.[a]	8,540	177,803
AZZ Inc.	10,845	549,841
EnerSys	18,110	1,308,810
Generac Holdings Inc.[a]	26,133	940,004

		2,976,458
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.06%
Belden Inc.[b]	17,581	1,264,777
Dolby Laboratories Inc. Class A	24,121	1,248,262
Fabrinet[a,b]	15,543	699,590
Insight Enterprises Inc.[a]	14,888	603,262
Knowles Corp.[a]	37,108	562,186
TTM Technologies Inc.[a]	35,587	618,502

		4,996,579

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.53%
Forum Energy Technologies Inc.[a,b]	30,133	$399,262
U.S. Silica Holdings Inc.	30,365	884,533

		1,283,795
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.59%
American Assets Trust Inc.[b]	17,263	701,050
Chesapeake Lodging Trust	24,993	630,573
Columbia Property Trust Inc.[b]	50,965	1,108,489
Corporate Office Properties Trust[b]	41,354	1,376,675
Cousins Properties Inc.[b]	174,308	1,601,891
DuPont Fabros Technology Inc.	32,372	2,017,747
EastGroup Properties Inc.	14,098	1,229,064
Education Realty Trust Inc.[b]	30,456	1,143,623
Empire State Realty Trust Inc. Class Ab	52,194	1,090,333
First Industrial Realty Trust Inc.	48,774	1,488,582
Four Corners Property Trust Inc.[b]	24,964	633,586
GEO Group Inc. (The)	51,751	1,518,892
Gramercy Property Trust	63,164	1,908,816
Healthcare Realty Trust Inc.[b]	48,449	1,613,352
Life Storage Inc.	19,338	1,412,448
LTC Properties Inc.	16,474	850,717
Monogram Residential Trust Inc.	69,462	830,766
National Health Investors Inc.[b]	17,045	1,316,726
Paramount Group Inc.[b]	76,022	1,244,480
Pebblebrook Hotel Trust[b]	28,926	973,938
Piedmont Office Realty Trust Inc. Class A	60,492	1,270,937
PS Business Parks Inc.	8,141	1,094,639
Rayonier Inc.[b]	53,607	1,558,356
RLJ Lodging Trust[b]	51,888	1,097,950
Ryman Hospitality Properties Inc.[b]	21,247	1,329,850
Sabra Health Care REIT Inc.[b]	27,186	630,715
Saul Centers Inc.	4,934	291,895
STAG Industrial Inc.	36,931	1,007,847
Sunstone Hotel Investors Inc.[b]	91,691	1,492,729
Taubman Centers Inc.[b]	25,255	1,436,252
Washington REIT	31,943	1,067,854
Xenia Hotels & Resorts Inc.	44,416	902,533

		37,873,305
FOOD & STAPLES RETAILING — 0.55%
Performance Food Group Co.[a]	34,948	1,006,502
Weis Markets Inc.	6,838	323,506

		1,330,008
FOOD PRODUCTS — 1.59%
B&G Foods Inc.	27,668	1,002,965
Cal-Maine Foods Inc.[a,b]	12,381	472,335
Darling Ingredients Inc.[a]	68,505	1,114,576
Lancaster Colony Corp.	8,104	993,713
Tootsie Roll Industries Inc.[b]	7,411	275,689

		3,859,278
GAS UTILITIES — 1.74%
New Jersey Resources Corp.	35,950	1,515,293

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Security	Shares	Value
ONE Gas Inc.	21,813	$1,587,550
South Jersey Industries Inc.	33,054	1,122,844

		4,225,687
HEALTH CARE EQUIPMENT & SUPPLIES — 0.37%
Haemonetics Corp.[a,b]	21,820	897,457

		897,457
HEALTH CARE PROVIDERS & SERVICES — 2.20%
Acadia Healthcare Co. Inc.[a,b]	31,796	1,682,962
AMN Healthcare Services Inc.[a,b]	19,943	735,897
HealthSouth Corp.	37,252	1,585,445
Premier Inc.[a]	21,548	752,025
Tenet Healthcare Corp.[a,b]	33,490	581,052

		5,337,381
HEALTH CARE TECHNOLOGY — 0.38%
Allscripts Healthcare Solutions Inc.[a,b]	75,471	929,048

		929,048
HOTELS, RESTAURANTS & LEISURE — 2.77%
Belmond Ltd. Class Aa	35,252	460,039
Bloomin’ Brands Inc.	41,724	727,249
Boyd Gaming Corp.	34,410	862,315
Choice Hotels International Inc.	15,037	972,142
Cracker Barrel Old Country Store Inc.[b]	10,004	1,555,122
Hilton Grand Vacations Inc.[a]	26,774	984,212
ILG Inc.	44,136	1,170,045

		6,731,124
HOUSEHOLD DURABLES — 0.80%
Helen of Troy Ltd.[a,b]	11,252	1,133,639
TopBuild Corp.[a]	15,420	813,868

		1,947,507
HOUSEHOLD PRODUCTS — 0.24%
Central Garden & Pet Co.[a,b]	4,303	137,696
Central Garden & Pet Co. Class Aa	14,158	435,500

		573,196
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.20%
Calpine Corp.[a]	150,111	2,158,596
NRG Yield Inc. Class A	14,445	263,332
NRG Yield Inc. Class C	26,153	486,446

		2,908,374
INSURANCE — 3.50%
Athene Holding Ltd. Class Aa	21,570	1,089,932
Enstar Group Ltd.[a]	4,507	913,118
National General Holdings Corp.	25,738	545,903
Navigators Group Inc. (The)	9,313	530,841
Primerica Inc.	18,296	1,482,891
ProAssurance Corp.	22,220	1,373,196

Security	Shares	Value
RLI Corp.	15,910	$923,735
White Mountains Insurance Group Ltd.	1,899	1,641,875

		8,501,491
INTERNET & DIRECT MARKETING RETAIL — 0.53%
Liberty Expedia Holdings Inc. Class Aa,b	22,591	1,288,817

		1,288,817
IT SERVICES — 2.82%
Blackhawk Network Holdings Inc.[a]	23,428	1,022,632
CACI International Inc. Class Aa	10,177	1,273,143
CoreLogic Inc./U.S.[a]	35,220	1,604,271
DST Systems Inc.	25,688	1,410,271
Science Applications International Corp.	18,189	1,280,688
TeleTech Holdings Inc.	6,495	271,491

		6,862,496
LEISURE PRODUCTS — 0.20%
American Outdoor Brands Corp.[a]	23,452	484,753

		484,753
LIFE SCIENCES TOOLS & SERVICES — 0.76%
PAREXEL International Corp.[a]	21,112	1,847,722

		1,847,722
MACHINERY — 3.64%
Astec Industries Inc.	7,963	400,300
Barnes Group Inc.	20,780	1,250,540
EnPro Industries Inc.	8,883	684,169
Franklin Electric Co. Inc.	16,035	647,814
Hillenbrand Inc.	26,192	942,912
ITT Inc.	36,896	1,512,736
Mueller Industries Inc.	23,957	754,646
REV Group Inc.	5,385	144,049
SPX FLOW Inc.[a]	17,613	624,557
Watts Water Technologies Inc. Class A	11,595	746,718
Welbilt Inc.[a,b]	57,750	1,125,547

		8,833,988
MARINE — 0.21%
Matson Inc.	17,932	505,682

		505,682
MEDIA — 2.31%
Cable One Inc.	1,951	1,482,565
EW Scripps Co. (The) Class Aa,b	23,486	461,500
John Wiley & Sons Inc. Class A	18,626	1,029,086
New York Times Co. (The) Class A	50,852	966,188
Nexstar Media Group Inc. Class A	18,275	1,195,185
Scholastic Corp.	11,325	469,195

		5,603,719

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Security	Shares	Value
METALS & MINING — 1.98%
Carpenter Technology Corp.	19,461	$786,808
Coeur Mining Inc.[a]	75,618	626,117
Commercial Metals Co.	48,195	896,427
Hecla Mining Co.	164,693	890,989
Kaiser Aluminum Corp.	7,142	694,845
Worthington Industries Inc.	18,275	925,995

		4,821,181
MULTILINE RETAIL — 0.38%
Big Lots Inc.	18,643	925,998

		925,998
OIL, GAS & CONSUMABLE FUELS — 1.48%
CONSOL Energy Inc.[a]	73,726	1,235,648
Gulfport Energy Corp.[a]	66,156	834,889
Laredo Petroleum Inc.[a,b]	58,572	759,093
SemGroup Corp. Class A	22,048	596,398
Tellurian Inc.[a]	19,528	178,681

		3,604,709
PAPER & FOREST PRODUCTS — 0.23%
Neenah Paper Inc.	6,986	558,181

		558,181
PERSONAL PRODUCTS — 0.68%
Nu Skin Enterprises Inc. Class A	20,670	1,309,651
Revlon Inc. Class Aa,b	4,824	94,309
USANA Health Sciences Inc.[a]	4,397	251,069

		1,655,029
PHARMACEUTICALS — 2.63%
Akorn Inc.[a,b]	36,262	1,219,128
Catalent Inc.[a,b]	51,971	1,803,394
Horizon Pharma PLC[a,b]	67,671	810,699
Medicines Co. (The)[a]	30,035	1,154,846
Nektar Therapeutics[a,b]	64,527	1,408,624

		6,396,691
PROFESSIONAL SERVICES — 0.74%
Korn/Ferry International	23,882	798,853
On Assignment Inc.[a]	20,224	996,032

		1,794,885
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
St. Joe Co. (The)[a,b]	29,069	524,695

		524,695
ROAD & RAIL — 0.11%
Schneider National Inc. Class B	12,533	270,963

		270,963

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.59%
Amkor Technology Inc.[a,b]	52,718	$546,686
Kulicke & Soffa Industries Inc.[a]	29,528	636,033
Semtech Corp.[a]	27,362	1,083,535
Versum Materials Inc.	45,198	1,593,681

		3,859,935
SOFTWARE — 0.26%
Progress Software Corp.	20,102	643,465

		643,465
SPECIALTY RETAIL — 3.03%
Aaron’s Inc.	26,155	1,210,453
American Eagle Outfitters Inc.	69,255	819,979
Cabela’s Inc.[a]	21,509	1,225,583
Children’s Place Inc. (The)	7,346	776,105
Murphy USA Inc.[a,b]	14,388	1,089,603
Office Depot Inc.	214,870	1,261,287
Party City Holdco Inc.[a,b]	10,088	140,728
RHa,b	12,931	842,196

		7,365,934
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.30%
Diebold Nixdorf Inc.	31,391	734,549

		734,549
TEXTILES, APPAREL & LUXURY GOODS — 1.02%
Skechers U.S.A. Inc. Class Aa	55,670	1,563,770
Steven Madden Ltd.[a,b]	22,253	912,373

		2,476,143
THRIFTS & MORTGAGE FINANCE — 0.79%
BofI Holding Inc.[a,b]	23,991	668,629
Washington Federal Inc.	37,198	1,244,273

		1,912,902
TOBACCO — 0.34%
Vector Group Ltd.	41,487	835,133

		835,133
TRADING COMPANIES & DISTRIBUTORS — 2.61%
Air Lease Corp.	39,903	1,579,361
Applied Industrial Technologies Inc.	16,233	917,164
MRC Global Inc.[a]	39,342	642,848
MSC Industrial Direct Co. Inc. Class A	18,752	1,335,330
Rush Enterprises Inc. Class Aa	12,721	548,657
Univar Inc.[a]	42,591	1,322,025

		6,345,385

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Security	Shares	Value
WATER UTILITIES — 0.32%
California Water Service Group	19,974	$776,989

		776,989

TOTAL COMMON STOCKS
(Cost: $211,506,583)		242,401,492

SHORT-TERM INVESTMENTS — 9.98%

MONEY MARKET FUNDS — 9.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	23,768,281	23,775,411
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	461,021	461,021

		24,236,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,233,608)		24,236,432

TOTAL INVESTMENTS IN SECURITIES — 109.77%
(Cost: $235,740,191)[f]		266,637,924
Other Assets, Less Liabilities — (9.77)%		(23,729,932)

NET ASSETS — 100.00%		$242,907,992

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $237,776,377. Net unrealized appreciation was $28,861,547, of which $35,715,201 represented gross unrealized appreciation on securities and $6,853,654 represented gross unrealized depreciation on securities.

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$242,401,492	$—	$—	$242,401,492
Money market funds	24,236,432	—	—	24,236,432

Total	$266,637,924	$—	$—	$266,637,924

76

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 0.75%
DigitalGlobe Inc.[a,b]	14,157	$494,079
Mercury Systems Inc.[a]	10,951	480,859

		974,938
AIR FREIGHT & LOGISTICS — 0.27%
Forward Air Corp.	6,895	357,368

		357,368
AUTO COMPONENTS — 0.88%
Dorman Products Inc.[a,b]	6,905	539,142
LCI Industries	5,696	608,048

		1,147,190
BANKS — 3.70%
Community Bank System Inc.	11,247	617,460
Eagle Bancorp. Inc.[a]	6,755	421,850
FCB Financial Holdings Inc. Class Aa	9,725	458,534
First Financial Bankshares Inc.	15,122	654,026
LegacyTexas Financial Group Inc.	9,518	368,537
Pinnacle Financial Partners Inc.	16,566	1,058,567
ServisFirst Bancshares Inc.	10,131	368,161
Texas Capital Bancshares Inc.[a]	11,328	887,549

		4,834,684
BEVERAGES — 0.40%
Coca-Cola Bottling Co. Consolidated	1,063	255,216
National Beverage Corp.	2,666	272,252

		527,468
BIOTECHNOLOGY — 8.94%
ACADIA Pharmaceuticals Inc.[a,b]	21,771	648,123
Agios Pharmaceuticals Inc.[a]	9,593	536,632
Bluebird Bio Inc.[a,b]	10,222	963,424
Blueprint Medicines Corp.[a,b]	7,924	414,663
Clovis Oncology Inc.[a]	11,312	959,371
Exact Sciences Corp.[a]	27,007	1,047,872
FibroGen Inc.[a]	13,253	452,590
Halozyme Therapeutics Inc.[a,b]	29,702	376,621
Intercept Pharmaceuticals Inc.[a,b]	4,052	474,611
Intrexon Corp.[a,b]	13,999	302,238
Ironwood Pharmaceuticals Inc.[a,b]	30,661	544,233
Juno Therapeutics Inc.[a]	17,420	495,251
Lexicon Pharmaceuticals Inc.[a,b]	10,613	172,992
Ligand Pharmaceuticals Inc.[a,b]	4,345	525,354
Portola Pharmaceuticals Inc.[a,b]	13,033	804,136
Puma Biotechnology Inc.[a]	6,426	610,791
Radius Health Inc.[a,b]	8,513	374,827
Sage Therapeutics Inc.[a,b]	7,175	572,206
Sarepta Therapeutics Inc.[a]	11,539	445,175
Spark Therapeutics Inc.[a]	5,115	363,165
Ultragenyx Pharmaceutical Inc.[a]	8,898	590,115

		11,674,390

Security	Shares	Value
BUILDING PRODUCTS — 1.58%
AAON Inc.	9,003	$304,301
American Woodmark Corp.[a]	3,186	312,706
Masonite International Corp.[a]	6,814	529,107
Simpson Manufacturing Co. Inc.	9,248	409,594
Trex Co. Inc.[a,b]	6,709	504,584

		2,060,292
CAPITAL MARKETS — 1.28%
Cohen & Steers Inc.	4,663	188,385
Financial Engines Inc.	13,199	507,502
Interactive Brokers Group Inc. Class A	15,550	622,777
Morningstar Inc.	4,217	348,198

		1,666,862
CHEMICALS — 0.76%
Balchem Corp.	7,273	564,385
Quaker Chemical Corp.	3,033	430,292

		994,677
COMMERCIAL SERVICES & SUPPLIES — 1.27%
Advanced Disposal Services Inc.[a]	8,897	215,129
Healthcare Services Group Inc.	16,681	871,582
MSA Safety Inc.	7,203	577,393

		1,664,104
COMMUNICATIONS EQUIPMENT — 1.67%
InterDigital Inc./PA	7,915	576,608
Lumentum Holdings Inc.[a,b]	12,720	796,272
ViaSat Inc.[a,b]	12,112	800,482

		2,173,362
CONSTRUCTION & ENGINEERING — 0.70%
EMCOR Group Inc.	13,537	913,748

		913,748
DISTRIBUTORS — 0.30%
Core-Mark Holding Co. Inc.	10,570	387,602

		387,602
DIVERSIFIED CONSUMER SERVICES — 1.07%
Grand Canyon Education Inc.[a]	10,947	805,371
Sotheby’sa	10,482	593,176

		1,398,547
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
Cogent Communications Holdings Inc.	9,347	390,237
Globalstar Inc.[a,b]	76,591	141,693
Straight Path Communications Inc. Class Ba	1,909	342,475

		874,405

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.33%
II-VI Inc.[a]	12,533	$477,507
Itron Inc.[a]	7,674	560,202
Littelfuse Inc.	5,187	934,594
Methode Electronics Inc.	8,395	333,701
OSI Systems Inc.[a]	4,049	323,799
Rogers Corp.[a]	4,137	488,042
Universal Display Corp.[b]	10,207	1,230,964

		4,348,809
ENERGY EQUIPMENT & SERVICES — 0.37%
Dril-Quip Inc.[a]	8,634	385,076
Keane Group Inc.[a]	6,142	94,157

		479,233
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.28%
Acadia Realty Trust[b]	19,351	575,499
Alexander’s Inc.	804	349,732
CoreSite Realty Corp.	7,816	848,661
Global Net Lease Inc.	13,041	286,902
Physicians Realty Trust	40,659	757,070
QTS Realty Trust Inc. Class A	10,959	585,978
Retail Opportunity Investments Corp.[b]	25,040	507,811
Rexford Industrial Realty Inc.	15,213	433,875
Starwood Waypoint Homes	28,528	997,339
Tanger Factory Outlet Centers Inc.	22,062	583,099
Terreno Realty Corp.	11,407	394,910
Urban Edge Properties	22,575	567,310

		6,888,186
FOOD & STAPLES RETAILING — 0.88%
PriceSmart Inc.	5,203	438,353
Sprouts Farmers Market Inc.[a]	29,548	711,220

		1,149,573
FOOD PRODUCTS — 1.91%
Hain Celestial Group Inc. (The)[a]	23,639	1,056,900
Hostess Brands Inc.[a,b]	20,164	308,106
J&J Snack Foods Corp.	3,418	449,125
Snyder’s-Lance Inc.	19,664	684,110

		2,498,241
HEALTH CARE EQUIPMENT & SUPPLIES — 5.54%
Cantel Medical Corp.	8,302	616,008
Glaukos Corp.[a]	2,671	107,321
Globus Medical Inc. Class Aa	16,477	506,668
ICU Medical Inc.[a]	3,442	591,680
Inogen Inc.[a]	3,711	350,244
Insulet Corp.[a]	13,244	666,306
Integra LifeSciences Holdings Corp.[a]	13,830	686,798
Merit Medical Systems Inc.[a]	11,391	467,031
Neogen Corp.[a]	8,719	574,320
Nevro Corp.[a,b]	5,215	448,803

Security	Shares	Value
NuVasive Inc.[a,b]	11,579	$761,782
NxStage Medical Inc.[a]	13,801	325,014
Penumbra Inc.[a,b]	6,231	508,761
Wright Medical Group NVa,b	23,850	626,539

		7,237,275
HEALTH CARE PROVIDERS & SERVICES — 1.64%
Amedisys Inc.[a]	6,393	302,772
Chemed Corp.	3,677	726,208
HealthEquity Inc.[a,b]	10,116	464,021
Molina Healthcare Inc.[a,b]	9,775	652,970

		2,145,971
HEALTH CARE TECHNOLOGY — 2.51%
athenahealth Inc.[a,b]	9,100	1,258,712
Cotiviti Holdings Inc.[a,b]	5,469	235,440
HMS Holdings Corp.[a]	19,143	384,391
Medidata Solutions Inc.[a]	12,669	973,106
Omnicell Inc.[a]	8,481	420,658

		3,272,307
HOTELS, RESTAURANTS & LEISURE — 4.49%
Buffalo Wild Wings Inc.[a,b]	3,374	362,705
Cheesecake Factory Inc. (The)	10,179	484,317
Churchill Downs Inc.	2,829	529,164
Dave & Buster’s Entertainment Inc.[a,b]	8,544	530,668
Hyatt Hotels Corp. Class Aa,b	8,938	496,685
Jack in the Box Inc.	6,727	623,996
Marriott Vacations Worldwide Corp.	5,587	652,841
Papa John’s International Inc.	6,041	430,905
Planet Fitness Inc. Class A	16,559	375,227
Texas Roadhouse Inc.	14,755	697,911
Wendy’s Co. (The)	43,775	675,886

		5,860,305
HOUSEHOLD DURABLES — 1.46%
Installed Building Products Inc.[a]	4,599	247,426
iRobot Corp.[a,b]	6,257	660,176
La-Z-Boy Inc.	11,140	376,532
Tempur Sealy International Inc.[a]	10,701	617,127

		1,901,261
HOUSEHOLD PRODUCTS — 0.26%
WD-40 Co.	3,210	342,347

		342,347
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.66%
Ormat Technologies Inc.	8,051	477,424
Pattern Energy Group Inc.	15,197	381,445

		858,869
INTERNET & DIRECT MARKETING RETAIL — 1.50%
Etsy Inc.[a,b]	22,069	317,131

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
Groupon Inc.[a,b]	89,591	$336,862
NutriSystem Inc.	6,825	380,494
Shutterfly Inc.[a]	7,706	377,902
Wayfair Inc. Class Aa,b	7,216	550,942

		1,963,331
INTERNET SOFTWARE & SERVICES — 6.23%
2U Inc.[a,b]	9,548	494,109
Alarm.com Holdings Inc.[a,b]	2,971	112,987
Cimpress NVa,b	6,685	589,884
Cornerstone OnDemand Inc.[a]	11,670	470,418
Coupa Software Inc.[a]	6,982	214,557
Envestnet Inc.[a]	10,006	390,734
GoDaddy Inc. Class Aa,b	9,826	422,321
GrubHub Inc.[a,b]	19,700	908,761
j2 Global Inc.	11,013	932,030
MuleSoft Inc. Class Aa	3,422	74,394
New Relic Inc.[a]	7,326	344,029
NIC Inc.	14,205	230,831
Pandora Media Inc.[a,b]	54,850	490,908
Q2 Holdings Inc.[a]	6,284	244,448
Shutterstock Inc.[a]	4,356	183,562
Stamps.com Inc.[a]	3,595	532,420
TrueCar Inc.[a]	15,898	300,949
Twilio Inc. Class Aa,b	5,798	169,128
WebMD Health Corp.[a]	8,610	570,412
Yelp Inc.[a]	14,160	460,625

		8,137,507
IT SERVICES — 2.67%
Acxiom Corp.[a]	17,916	483,195
Black Knight Financial Services Inc. Class Aa,b	6,399	271,958
Cardtronics PLC Class Aa	10,414	325,958
EPAM Systems Inc.[a]	10,427	895,992
ExlService Holdings Inc.[a]	7,690	442,559
MAXIMUS Inc.	14,815	894,233
Square Inc. Class Aa	6,322	166,585

		3,480,480
LIFE SCIENCES TOOLS & SERVICES — 3.49%
Bio-Techne Corp.	8,531	988,828
Bruker Corp.	24,135	692,192
Cambrex Corp.[a]	7,431	453,291
Charles River Laboratories International Inc.[a]	10,884	1,068,809
INC Research Holdings Inc. Class Aa	12,370	680,350
PRA Health Sciences Inc.[a]	8,999	669,525

		4,552,995
MACHINERY — 2.81%
Albany International Corp. Class A	6,603	353,260
ESCO Technologies Inc.	5,894	363,660
John Bean Technologies Corp.	7,231	668,144
Mueller Water Products Inc. Class A	36,401	422,252
Proto Labs Inc.[a]	5,563	411,106
RBC Bearings Inc.[a,b]	5,475	565,786
Woodward Inc.	12,605	881,594

		3,665,802

Security	Shares	Value
MEDIA — 1.02%
AMC Entertainment Holdings Inc. Class A	12,569	$256,407
Emerald Expositions Events Inc.	3,473	79,497
IMAX Corp.[a]	13,070	279,698
Madison Square Garden Co. (The)[a]	3,261	716,507

		1,332,109
MULTILINE RETAIL — 0.38%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	11,013	492,281

		492,281
OIL, GAS & CONSUMABLE FUELS — 2.85%
Callon Petroleum Co.[a,b]	45,877	519,328
Carrizo Oil & Gas Inc.[a]	17,472	275,359
Centennial Resource Development Inc./DE Class Aa,b	27,412	459,973
Extraction Oil & Gas Inc.[a,b]	9,452	115,125
Jagged Peak Energy Inc.[a]	7,317	103,609
Kosmos Energy Ltd.[a,b]	52,187	344,434
Matador Resources Co.[a,b]	21,263	515,840
PDC Energy Inc.[a,b]	12,786	602,988
SM Energy Co.	22,342	388,527
SRC Energy Inc.[a,b]	45,829	390,005

		3,715,188
PHARMACEUTICALS — 1.68%
Aerie Pharmaceuticals Inc.[a]	8,074	438,418
Pacira Pharmaceuticals Inc./DEa	9,149	361,386
Prestige Brands Holdings Inc.[a,b]	12,110	649,460
Supernus Pharmaceuticals Inc.[a,b]	11,474	464,123
Theravance Biopharma Inc.[a,b]	8,871	285,025

		2,198,412
PROFESSIONAL SERVICES — 1.61%
Advisory Board Co. (The)[a,b]	9,261	520,468
Exponent Inc.	5,904	384,941
Insperity Inc.	4,278	322,989
TriNet Group Inc.[a]	7,975	279,125
WageWorks Inc.[a]	9,043	589,604

		2,097,127
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
Alexander & Baldwin Inc.	10,543	442,068
Kennedy-Wilson Holdings Inc.	21,388	429,899

		871,967
ROAD & RAIL — 1.19%
Heartland Express Inc.	9,920	209,610
Knight Transportation Inc.	15,232	543,021
Landstar System Inc.	9,582	796,743

		1,549,374

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.59%
Advanced Energy Industries Inc.[a]	9,095	$659,842
Ambarella Inc.[a,b]	7,654	383,083
Brooks Automation Inc.	15,902	390,553
Cabot Microelectronics Corp.	5,763	427,326
Cirrus Logic Inc.[a]	14,720	904,397
Cree Inc.[a,b]	22,252	576,549
Entegris Inc.[a]	32,385	845,249
Inphi Corp.[a,b]	8,759	336,346
Integrated Device Technology Inc.[a]	30,399	794,630
MACOM Technology Solutions Holdings Inc.[a,b]	8,011	485,066
MaxLinear Inc.[a]	11,950	313,090
MKS Instruments Inc.	12,365	1,034,332
Monolithic Power Systems Inc.	8,677	887,831
Power Integrations Inc.	6,792	479,855
Rambus Inc.[a]	25,497	328,656
Silicon Laboratories Inc.[a]	9,683	727,193
Xperi Corp.	11,281	329,969

		9,903,967
SOFTWARE — 9.54%
8x8 Inc.[a]	20,908	265,532
ACI Worldwide Inc.[a]	26,993	625,428
Blackbaud Inc.	10,977	1,013,616
Blackline Inc.[a]	3,296	127,786
CommVault Systems Inc.[a]	9,539	568,047
Ebix Inc.[b]	4,965	286,729
Ellie Mae Inc.[a,b]	7,787	679,182
Fair Isaac Corp.	7,077	1,008,826
FireEye Inc.[a,b]	36,311	531,230
HubSpot Inc.[a,b]	7,174	519,039
Imperva Inc.[a]	6,706	302,105
Manhattan Associates Inc.[a]	15,875	701,675
MicroStrategy Inc. Class Aa	2,147	288,793
Paycom Software Inc.[a,b]	9,106	638,239
Paylocity Holding Corp.[a]	5,547	252,222
Pegasystems Inc.	8,274	500,163
Proofpoint Inc.[a,b]	9,993	851,803
Qualys Inc.[a,b]	6,845	274,827
RealPage Inc.[a]	12,453	482,554
RingCentral Inc. Class Aa	14,217	494,752
Tableau Software Inc. Class Aa,b	13,702	883,094
Zendesk Inc.[a]	17,615	516,472
Zynga Inc. Class Aa,b	175,952	635,187

		12,447,301
SPECIALTY RETAIL — 0.73%
Five Below Inc.[a]	12,604	608,899
Monro Muffler Brake Inc.	7,460	347,636

		956,535
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
3D Systems Corp.[a,b]	24,673	414,507
Electronics For Imaging Inc.[a,b]	10,604	515,142

		929,649

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.29%
Columbia Sportswear Co.	6,199	$375,535

		375,535
THRIFTS & MORTGAGE FINANCE — 1.22%
Essent Group Ltd.[a]	16,870	648,145
Kearny Financial Corp./MD	19,716	287,854
LendingTree Inc.[a]	1,663	366,858
WSFS Financial Corp.	6,316	285,167

		1,588,024
TRADING COMPANIES & DISTRIBUTORS — 0.93%
Beacon Roofing Supply Inc.[a,b]	13,785	633,145
GMS Inc.[a]	6,382	191,588
SiteOne Landscape Supply Inc.[a]	7,338	385,245

		1,209,978
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Shenandoah Telecommunications Co.	10,532	323,859

		323,859

TOTAL COMMON STOCKS
(Cost: $108,744,298)		130,423,435

SHORT-TERM INVESTMENTS — 19.09%

MONEY MARKET FUNDS — 19.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	24,816,643	24,824,088
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	92,349	92,349

		24,916,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,911,101)		24,916,437

TOTAL INVESTMENTS IN SECURITIES — 119.02%
(Cost: $133,655,399)[f]		155,339,872
Other Assets, Less Liabilities — (19.02)%		(24,824,680)

NET ASSETS — 100.00%		$130,515,192

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $135,183,517. Net unrealized appreciation was $20,156,355, of which $25,269,178 represented gross unrealized appreciation on securities and $5,112,823 represented gross unrealized depreciation on securities.

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$130,423,435	$—	$—	$130,423,435
Money market funds	24,916,437	—	—	24,916,437

Total	$155,339,872	$—	$—	$155,339,872

81

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 1.22%
Esterline Technologies Corp.[a,b]	24,888	$2,401,692
Moog Inc. Class Aa	26,994	2,006,194
Triumph Group Inc.	42,293	1,082,701

		5,490,587
AIR FREIGHT & LOGISTICS — 0.29%
Atlas Air Worldwide Holdings Inc.[a,b]	21,626	1,284,584

		1,284,584
AIRLINES — 0.36%
SkyWest Inc.	44,030	1,607,095

		1,607,095
AUTO COMPONENTS — 1.58%
American Axle & Manufacturing Holdings Inc.[a,b]	71,405	1,052,510
Cooper Tire & Rubber Co.	44,274	1,618,215
Cooper-Standard Holding Inc.[a]	15,186	1,552,920
Dana Inc.	120,995	2,870,001

		7,093,646
BANKS — 10.09%
Associated Banc-Corp.	127,491	3,053,409
BancorpSouth Inc.	69,517	2,088,986
Chemical Financial Corp.	59,411	2,863,016
First Hawaiian Inc.	41,680	1,229,560
First Midwest Bancorp. Inc./IL	68,225	1,515,277
Fulton Financial Corp.	146,068	2,665,741
Hancock Holding Co.	70,742	3,254,132
Hope Bancorp Inc.	106,347	1,874,898
International Bancshares Corp.	48,616	1,721,006
NBT Bancorp. Inc.	37,014	1,337,686
Old National Bancorp./IN	113,233	1,845,698
Park National Corp.	11,110	1,097,335
Popular Inc.	85,362	3,597,155
Simmons First National Corp. Class A	25,452	1,388,407
TCF Financial Corp.	143,158	2,256,170
Trustmark Corp.	56,352	1,801,010
Umpqua Holdings Corp.	184,477	3,420,204
United Bankshares Inc./WV	87,756	3,027,582
Valley National Bancorp.	220,480	2,619,302
WesBanco Inc.	34,498	1,318,858
Westamerica Bancorp.	22,465	1,229,285

		45,204,717
BIOTECHNOLOGY — 0.70%
Avexis Inc.[a]	18,892	1,750,344
Myriad Genetics Inc.[a]	57,014	1,383,730

		3,134,074

Security	Shares	Value
BUILDING PRODUCTS — 0.24%
JELD-WEN Holding Inc.[a]	32,388	$1,057,468

		1,057,468
CAPITAL MARKETS — 3.01%
Artisan Partners Asset Management Inc. Class A	39,950	1,328,337
BGC Partners Inc. Class A	188,140	2,372,445
Federated Investors Inc. Class B NVS	15,563	448,681
Janus Henderson Group PLC[a]	150,971	5,056,019
Legg Mason Inc.	71,261	2,851,153
Waddell & Reed Financial Inc. Class A	70,479	1,456,801

		13,513,436
CHEMICALS — 1.24%
Kronos Worldwide Inc.	19,699	419,983
Platform Specialty Products Corp.[a,b]	181,772	2,546,626
Trinseo SA	36,828	2,589,008

		5,555,617
COMMERCIAL SERVICES & SUPPLIES — 1.56%
ACCO Brands Corp.[a,b]	93,894	1,093,865
Clean Harbors Inc.[a]	43,508	2,471,254
Pitney Bowes Inc.	155,871	2,453,410
West Corp.	40,989	957,913

		6,976,442
COMMUNICATIONS EQUIPMENT — 0.41%
Acacia Communications Inc.[a,b]	12,172	532,769
NETGEAR Inc.[a]	27,737	1,328,602

		1,861,371
CONSTRUCTION & ENGINEERING — 0.96%
Chicago Bridge & Iron Co. NVb	84,390	1,581,469
KBR Inc.	121,170	1,807,856
Tutor Perini Corp.[a,b]	34,212	910,039

		4,299,364
CONSUMER FINANCE — 0.79%
Nelnet Inc. Class A	16,750	822,257
OneMain Holdings Inc.[a,b]	45,268	1,210,466
PRA Group Inc.[a,b]	38,788	1,520,490

		3,553,213
CONTAINERS & PACKAGING — 1.00%
Greif Inc. Class A NVS	22,075	1,238,187
Owens-Illinois Inc.[a]	136,177	3,254,630

		4,492,817
DIVERSIFIED CONSUMER SERVICES — 1.09%
Adtalem Global Education Inc.	47,695	1,550,088
Graham Holdings Co. Class B	3,888	2,303,251
Houghton Mifflin Harcourt Co.[a,b]	87,475	1,045,326

		4,898,665

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.23%
Frontier Communications Corp.[b]	66,819	$1,022,999

		1,022,999
ELECTRIC UTILITIES — 3.53%
ALLETE Inc.	42,570	3,119,104
El Paso Electric Co.	33,919	1,760,396
Hawaiian Electric Industries Inc.	91,023	3,002,849
MGE Energy Inc.	29,000	1,929,950
PNM Resources Inc.	66,670	2,656,799
Portland General Electric Co.	74,549	3,331,595

		15,800,693
ELECTRICAL EQUIPMENT — 0.70%
Regal Beloit Corp.	37,505	3,126,042

		3,126,042
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.26%
Anixter International Inc.[a]	23,899	1,882,046
AVX Corp.	39,481	705,525
Benchmark Electronics Inc.[a]	42,409	1,427,063
Plexus Corp.[a,b]	28,709	1,539,089
Sanmina Corp.[a]	63,150	2,263,928
Tech Data Corp.[a]	29,038	2,973,491
VeriFone Systems Inc.[a,b]	93,317	1,820,615
Vishay Intertechnology Inc.[b]	112,101	2,001,003

		14,612,760
ENERGY EQUIPMENT & SERVICES — 3.18%
Diamond Offshore Drilling Inc.[a,b]	56,088	696,613
Ensco PLC Class Ab	258,626	1,368,131
Frank’s International NVb	43,855	355,225
McDermott International Inc.[a]	237,465	1,607,638
Nabors Industries Ltd.	242,532	1,869,922
Oceaneering International Inc.	83,381	2,138,723
Oil States International Inc.[a,b]	44,090	1,095,636
Patterson-UTI Energy Inc.	138,137	2,671,570
RPC Inc.[b]	50,438	1,044,571
Superior Energy Services Inc.[a]	130,435	1,403,481

		14,251,510
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.84%
Brandywine Realty Trust	146,533	2,463,220
Care Capital Properties Inc.	69,989	1,695,134
CBL & Associates Properties Inc.[b]	143,621	1,262,429
CoreCivic Inc.	98,709	2,734,239
DiamondRock Hospitality Co.	167,425	1,955,524
Equity Commonwealth[a,b]	103,841	3,279,299

Security	Shares	Value
Government Properties Income Trust	65,037	$1,153,106
Kite Realty Group Trust	70,152	1,440,221
LaSalle Hotel Properties	94,764	2,799,328
Lexington Realty Trust	181,125	1,843,852
Mack-Cali Realty Corp.[b]	75,105	1,970,755
Outfront Media Inc.	115,996	2,652,828
Potlatch Corp.	34,536	1,652,548
Quality Care Properties Inc.[a,b]	79,813	1,342,455
Retail Properties of America Inc. Class A	197,948	2,618,852
Select Income REIT	54,173	1,271,440
Summit Hotel Properties Inc.[b]	88,678	1,589,996
Washington Prime Group Inc.[b]	158,292	1,427,794

		35,153,020
FOOD & STAPLES RETAILING — 0.37%
United Natural Foods Inc.[a,b]	43,009	1,657,137

		1,657,137
FOOD PRODUCTS — 1.67%
Dean Foods Co.	77,503	1,162,545
Flowers Foods Inc.	153,831	2,705,887
Fresh Del Monte Produce Inc.	27,864	1,434,160
Sanderson Farms Inc.	16,738	2,188,494

		7,491,086
GAS UTILITIES — 2.53%
Northwest Natural Gas Co.	24,404	1,539,892
Southwest Gas Holdings Inc.	39,807	3,188,541
Spire Inc.	40,312	2,926,651
WGL Holdings Inc.	42,870	3,674,817

		11,329,901
HEALTH CARE EQUIPMENT & SUPPLIES — 0.36%
Halyard Health Inc.[a]	39,746	1,598,584

		1,598,584
HEALTH CARE PROVIDERS & SERVICES — 1.98%
Brookdale Senior Living Inc.[a]	155,686	2,210,741
LifePoint Health Inc.[a,b]	33,757	2,005,166
Magellan Health Inc.[a]	20,208	1,506,507
Owens & Minor Inc.	52,032	1,676,991
Select Medical Holdings Corp.[a]	91,791	1,487,014

		8,886,419
HOTELS, RESTAURANTS & LEISURE — 2.33%
Brinker International Inc.	41,614	1,476,048
Caesars Entertainment Corp.[a,b]	50,457	623,144
Extended Stay America Inc.	167,775	3,316,912
La Quinta Holdings Inc.[a]	68,590	1,022,677
Penn National Gaming Inc.[a]	33,201	669,332
Red Rock Resorts Inc. Class A	35,604	850,936
Scientific Games Corp. Class Aa	43,102	1,596,929
SeaWorld Entertainment Inc.	58,430	898,653

		10,454,631

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 1.89%
KB Home[b]	69,541	$1,593,880
MDC Holdings Inc.	35,270	1,209,408
Meritage Homes Corp.[a]	32,350	1,318,263
TRI Pointe Group Inc.[a]	133,042	1,769,459
Tupperware Brands Corp.	42,457	2,577,564

		8,468,574
HOUSEHOLD PRODUCTS — 0.96%
Energizer Holdings Inc.	51,682	2,380,990
HRG Group Inc.[a,b]	115,748	1,917,944

		4,298,934
INSURANCE — 5.51%
American Equity Investment Life Holding Co.	66,228	1,773,586
American National Insurance Co.	6,976	830,144
AmTrust Financial Services Inc.	90,317	1,445,072
Argo Group International Holdings Ltd.	25,670	1,538,916
Aspen Insurance Holdings Ltd.	49,953	2,437,706
CNO Financial Group Inc.	135,410	3,098,181
FBL Financial Group Inc. Class A	8,708	591,273
Fidelity & Guaranty Life	9,553	297,576
Genworth Financial Inc. Class Aa	405,644	1,391,359
Hanover Insurance Group Inc. (The)	35,717	3,388,115
Horace Mann Educators Corp.	34,603	1,276,851
Kemper Corp.	40,903	1,605,443
Mercury General Corp.	30,537	1,828,861
Selective Insurance Group Inc.	48,684	2,465,844
Third Point Reinsurance Ltd.[a]	49,934	726,540

		24,695,467
INTERNET & DIRECT MARKETING RETAIL — 0.24%
HSN Inc.	26,772	1,061,510

		1,061,510
IT SERVICES — 2.33%
Conduent Inc.[a]	146,961	2,426,326
Convergys Corp.	78,695	1,886,319
NeuStar Inc. Class Aa	19,092	637,673
Syntel Inc.	24,503	477,564
Teradata Corp.[a,b]	109,552	3,485,945
Travelport Worldwide Ltd.	105,838	1,513,483

		10,427,310
LEISURE PRODUCTS — 0.07%
Acushnet Holdings Corp.[b]	17,404	321,452

		321,452

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.53%
VWR Corp.[a]	71,523	$2,360,259

		2,360,259
MACHINERY — 4.04%
Actuant Corp. Class A	50,953	1,233,063
Kennametal Inc.	67,318	2,484,034
Meritor Inc.[a,b]	75,758	1,309,098
Navistar International Corp.[a,b]	55,164	1,697,396
Rexnord Corp.[a,b]	86,709	2,008,180
Terex Corp.	81,509	3,209,009
Timken Co. (The)	58,921	2,680,906
Trinity Industries Inc.	127,368	3,491,157

		18,112,843
MARINE — 0.61%
Kirby Corp.[a,b]	45,110	2,747,199

		2,747,199
MEDIA — 3.03%
AMC Networks Inc. Class Aa,b	46,030	2,943,618
Meredith Corp.	30,788	1,830,347
MSG Networks Inc. Class Aa	52,629	1,126,261
Regal Entertainment Group Class A	89,478	1,701,871
Sinclair Broadcast Group Inc. Class A	61,140	2,204,097
Time Inc.	85,077	1,195,332
Tribune Media Co. Class A	61,111	2,575,829

		13,577,355
METALS & MINING — 2.31%
AK Steel Holding Corp.[a]	263,333	1,490,465
Allegheny Technologies Inc.	92,637	1,754,545
Cliffs Natural Resources Inc.[a]	225,662	1,742,111
Compass Minerals International Inc.	28,295	1,953,770
U.S. Steel Corp.	146,189	3,433,979

		10,374,870
MORTGAGE REAL ESTATE INVESTMENT — 3.37%
Apollo Commercial Real Estate Finance Inc.	80,351	1,448,729
Blackstone Mortgage Trust Inc. Class Ab	79,365	2,449,998
Chimera Investment Corp.	149,311	2,810,033
CYS Investments Inc.	129,930	1,105,704
Invesco Mortgage Capital Inc.	95,005	1,579,933
MFA Financial Inc.[b]	331,721	2,816,311
Two Harbors Investment Corp.	292,042	2,888,295

		15,099,003
MULTI-UTILITIES — 1.85%
Avista Corp.	53,790	2,829,892
Black Hills Corp.	44,747	3,117,076
NorthWestern Corp.	40,665	2,350,030

		8,296,998

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
MULTILINE RETAIL — 0.62%
Dillard’s Inc. Class Ab	18,133	$1,338,578
JC Penney Co. Inc.[a,b]	264,597	1,431,470

		2,770,048
OIL, GAS & CONSUMABLE FUELS — 3.72%
Arch Coal Inc. Class Ab	21,295	1,619,911
CVR Energy Inc.	14,230	269,089
Delek U.S. Holdings Inc.	60,819	1,587,984
Oasis Petroleum Inc.[a]	201,871	1,570,556
PBF Energy Inc. Class A	91,745	2,089,034
Peabody Energy Corp.[a,b]	81,259	2,278,502
QEP Resources Inc.[a]	201,081	1,723,264
Southwestern Energy Co.[a,b]	422,769	2,409,783
Whiting Petroleum Corp.[a,b]	238,226	1,250,687
World Fuel Services Corp.	57,737	1,867,215

		16,666,025
PAPER & FOREST PRODUCTS — 1.52%
Domtar Corp.	52,118	2,035,729
KapStone Paper and Packaging Corp.	74,987	1,714,203
Louisiana-Pacific Corp.[a]	121,152	3,042,127

		6,792,059
PERSONAL PRODUCTS — 0.30%
Avon Products Inc.[a]	375,321	1,366,168

		1,366,168
PHARMACEUTICALS — 0.41%
Endo International PLC[a]	166,017	1,829,507

		1,829,507
PROFESSIONAL SERVICES — 0.26%
FTI Consulting Inc.[a]	35,317	1,158,751

		1,158,751
ROAD & RAIL — 2.05%
Avis Budget Group Inc.[a]	70,415	2,167,374
Hertz Global Holdings Inc.[a,b]	61,777	844,492
Ryder System Inc.	44,829	3,261,758
Swift Transportation Co.[a,b]	69,877	1,781,863
Werner Enterprises Inc.	38,351	1,137,107

		9,192,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.06%
First Solar Inc.[a,b]	65,468	3,228,227
Synaptics Inc.[a,b]	28,706	1,510,223

		4,738,450

Security	Shares	Value
SOFTWARE — 0.91%
TiVo Corp.	101,274	$1,984,971
Verint Systems Inc.[a]	52,422	2,078,532

		4,063,503
SPECIALTY RETAIL — 2.72%
Chico’s FAS Inc.	111,125	1,016,794
DSW Inc. Class A	57,900	1,044,516
GameStop Corp. Class A	84,715	1,837,468
Group 1 Automotive Inc.	17,122	1,019,615
Lithia Motors Inc. Class A	19,888	2,053,436
Penske Automotive Group Inc.	32,306	1,406,603
Sally Beauty Holdings Inc.[a]	114,887	2,324,164
Urban Outfitters Inc.[a]	75,418	1,477,439

		12,180,035
TEXTILES, APPAREL & LUXURY GOODS — 0.90%
Deckers Outdoor Corp.[a]	26,759	1,735,589
Wolverine World Wide Inc.	81,021	2,284,792

		4,020,381
THRIFTS & MORTGAGE FINANCE — 3.06%
Astoria Financial Corp.	77,932	1,572,668
Capitol Federal Financial Inc.	108,274	1,543,987
Flagstar Bancorp. Inc.[a,b]	17,963	584,875
MGIC Investment Corp.[a]	310,153	3,619,485
Nationstar Mortgage Holdings Inc.[a]	28,337	505,249
Northwest Bancshares Inc.	86,976	1,400,314
Provident Financial Services Inc.	51,819	1,374,240
Radian Group Inc.	179,627	3,129,102

		13,729,920
TOBACCO — 0.31%
Universal Corp./VA	21,546	1,377,867

		1,377,867
TRADING COMPANIES & DISTRIBUTORS — 1.91%
Aircastle Ltd.	47,918	1,127,990
BMC Stock Holdings Inc.[a]	50,998	1,121,956
GATX Corp.	32,683	2,020,790
NOW Inc.[a,b]	91,683	1,460,510
Triton International Ltd.	28,220	1,017,613
WESCO International Inc.[a]	35,078	1,797,747

		8,546,606
WATER UTILITIES — 0.34%
American States Water Co.	31,186	1,542,148

		1,542,148

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.60%
Telephone & Data Systems Inc.	78,426	$2,229,651
U.S. Cellular Corp.[a,b]	11,893	450,507

		2,680,158

TOTAL COMMON STOCKS
(Cost: $408,573,225)		447,903,872

SHORT-TERM INVESTMENTS — 11.57%

MONEY MARKET FUNDS — 11.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	50,959,860	50,975,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	885,478	885,478

		51,860,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,853,472)		51,860,626

TOTAL INVESTMENTS IN SECURITIES — 111.52%
(Cost: $460,426,697)[f]		499,764,498
Other Assets, Less Liabilities — (11.52)%		(51,607,427)

NET ASSETS — 100.00%		$448,157,071

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $467,184,064. Net unrealized appreciation was $32,580,434, of which $59,702,186 represented gross unrealized appreciation on securities and $27,121,752 represented gross unrealized depreciation on securities.

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$447,903,872	$—	$—	$447,903,872
Money market funds	51,860,626	—	—	51,860,626

Total	$499,764,498	$—	$—	$499,764,498

87

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	5,342	$57,961

		57,961
AIR FREIGHT & LOGISTICS — 0.98%
CH Robinson Worldwide Inc.	12,887	845,387
Echo Global Logistics Inc.[a]	2,381	32,500
Expeditors International of Washington Inc.	16,360	963,277
United Parcel Service Inc. Class B	62,613	6,905,588

		8,746,752
AIRLINES — 0.18%
Delta Air Lines Inc.	16,675	823,078
Southwest Airlines Co.	14,034	779,027

		1,602,105
AUTO COMPONENTS — 0.20%
Autoliv Inc.[b]	7,976	864,519
BorgWarner Inc.	19,360	904,886

		1,769,405
AUTOMOBILES — 0.51%
Harley-Davidson Inc.	16,002	778,817
Tesla Inc.[a,b]	11,699	3,784,276

		4,563,093
BANKS — 1.84%
Bank of Hawaii Corp.	3,879	324,556
Cathay General Bancorp.	6,780	253,911
CIT Group Inc.	13,100	624,215
Citizens Financial Group Inc.	46,221	1,621,433
Comerica Inc.	15,994	1,156,526
Heartland Financial USA Inc.	1,988	93,635
International Bancshares Corp.	5,069	179,443
KeyCorp	97,989	1,767,722
M&T Bank Corp.	12,598	2,055,364
Old National Bancorp./IN	12,203	198,909
People’s United Financial Inc.	31,151	543,273
PNC Financial Services Group Inc. (The)[c]	43,988	5,665,654
Signature Bank/New York NYa	4,984	690,683
SVB Financial Group[a]	4,753	848,125
Umpqua Holdings Corp.	19,910	369,131

		16,392,580
BEVERAGES — 2.08%
Coca-Cola Co. (The)	370,535	16,985,325
Dr Pepper Snapple Group Inc.	16,627	1,515,717

		18,501,042

Security	Shares	Value
BIOTECHNOLOGY — 4.58%
Amgen Inc.	66,903	$11,675,243
Biogen Inc.[a]	19,616	5,680,597
BioMarin Pharmaceutical Inc.[a]	15,710	1,378,238
Celgene Corp.[a]	70,676	9,570,237
Gilead Sciences Inc.	118,739	9,034,851
Vertex Pharmaceuticals Inc.[a]	22,589	3,429,462

		40,768,628
BUILDING PRODUCTS — 0.85%
Allegion PLC	8,688	705,813
AO Smith Corp.	13,401	717,623
Builders FirstSource Inc.[a,b]	9,095	142,519
Fortune Brands Home & Security Inc.	14,054	922,926
Johnson Controls International PLC	85,343	3,324,110
Masco Corp.	29,163	1,111,985
Owens Corning	10,236	686,324

		7,611,300
CAPITAL MARKETS — 4.19%
Ameriprise Financial Inc.	13,987	2,026,436
Bank of New York Mellon Corp. (The)	94,265	4,998,873
BlackRock Inc.[c]	10,994	4,689,271
Charles Schwab Corp. (The)	109,176	4,683,650
CME Group Inc.	30,880	3,786,506
FactSet Research Systems Inc.	3,571	597,143
Franklin Resources Inc.	30,835	1,380,791
Invesco Ltd.	36,714	1,276,546
Legg Mason Inc.	7,921	316,919
Moody’s Corp.	15,590	2,052,112
Northern Trust Corp.	19,732	1,726,747
S&P Global Inc.	23,495	3,608,597
State Street Corp.	34,738	3,238,624
T Rowe Price Group Inc.	22,099	1,828,029
TD Ameritrade Holding Corp.	24,007	1,097,840

		37,308,084
CHEMICALS — 2.06%
Air Products & Chemicals Inc.	19,792	2,813,433
Albemarle Corp.	10,240	1,185,792
Axalta Coating Systems Ltd.[a]	19,728	621,432
Ecolab Inc.	23,881	3,144,411
HB Fuller Co.	4,546	234,210
International Flavors & Fragrances Inc.	7,199	958,763
Minerals Technologies Inc.	3,147	222,807
Mosaic Co. (The)	30,369	733,108
PPG Industries Inc.	23,317	2,454,114
Praxair Inc.	25,952	3,377,912
Sherwin-Williams Co. (The)	7,643	2,577,755

		18,323,737
COMMERCIAL SERVICES & SUPPLIES — 0.21%
ACCO Brands Corp.[a]	9,692	112,912
Copart Inc.[a]	18,720	589,493

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
Deluxe Corp.	4,411	$318,474
Essendant Inc.	3,367	42,020
HNI Corp.	4,028	152,057
Interface Inc.	5,859	111,028
Knoll Inc.	4,446	86,075
RR Donnelley & Sons Co.	6,243	77,163
Steelcase Inc. Class A	7,927	108,204
Team Inc.[a,b]	2,521	36,176
Tetra Tech Inc.	5,194	246,455

		1,880,057
COMMUNICATIONS EQUIPMENT — 1.86%
Calix Inc.[a]	3,963	27,146
Cisco Systems Inc.	454,934	14,307,674
F5 Networks Inc.[a]	5,921	714,961
Motorola Solutions Inc.	14,967	1,357,208
Plantronics Inc.	2,993	135,224

		16,542,213
CONSTRUCTION & ENGINEERING — 0.11%
EMCOR Group Inc.	5,355	361,463
Granite Construction Inc.	3,574	175,197
Quanta Services Inc.[a]	13,605	458,897

		995,557
CONSUMER FINANCE — 0.77%
Ally Financial Inc.	42,390	959,710
American Express Co.	69,593	5,931,411

		6,891,121
CONTAINERS & PACKAGING — 0.51%
Avery Dennison Corp.	8,141	756,543
Ball Corp.	30,162	1,263,788
Sealed Air Corp.	17,551	763,644
Sonoco Products Co.	9,055	438,986
WestRock Co.	22,738	1,305,616

		4,528,577
DISTRIBUTORS — 0.16%
LKQ Corp.[a]	28,047	969,305
Pool Corp.	3,726	402,855
Weyco Group Inc.	573	15,975

		1,388,135
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Voya Financial Inc.	17,326	679,872

		679,872

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.33%
CenturyLink Inc.	49,679	$1,156,031
Cincinnati Bell Inc.[a]	3,423	63,839
Level 3 Communications Inc.[a]	27,834	1,633,299
Verizon Communications Inc.	370,348	17,924,843

		20,778,012
ELECTRIC UTILITIES — 0.29%
Alliant Energy Corp.	20,770	841,808
Eversource Energy	28,770	1,748,928

		2,590,736
ELECTRICAL EQUIPMENT — 0.75%
Acuity Brands Inc.[b]	4,012	813,032
Eaton Corp. PLC	40,896	3,200,112
Rockwell Automation Inc.	11,675	1,926,725
Sensata Technologies Holding NVa,b	15,436	696,472

		6,636,341
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.78%
Corning Inc.	84,173	2,452,801
Flex Ltd.[a]	48,839	780,936
Itron Inc.[a]	3,110	227,030
TE Connectivity Ltd.	32,223	2,590,407
Trimble Inc.[a]	23,032	862,088

		6,913,262
ENERGY EQUIPMENT & SERVICES — 1.43%
Baker Hughes a GE Co.	36,683	1,353,236
Core Laboratories NV	3,979	400,009
National Oilwell Varco Inc.	34,383	1,124,668
Schlumberger Ltd.	126,650	8,688,190
TechnipFMC PLC[a]	40,242	1,148,506

		12,714,609
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.19%
American Tower Corp.	38,812	5,291,240
AvalonBay Communities Inc.	12,455	2,395,719
Boston Properties Inc.	13,963	1,688,266
Corporate Office Properties Trust	8,908	296,547
Digital Realty Trust Inc.[b]	14,437	1,665,164
Duke Realty Corp.	32,197	920,512
Equinix Inc.	6,976	3,144,293
Equity Residential	33,328	2,268,304
Federal Realty Investment Trust[b]	6,576	872,175
Forest City Realty Trust Inc. Class A	18,551	452,273
HCP Inc.	42,525	1,345,916
Host Hotels & Resorts Inc.	67,143	1,252,888
Iron Mountain Inc.	22,863	832,899
Liberty Property Trust	13,265	557,395
Macerich Co. (The)	11,159	640,415
Potlatch Corp.	3,668	175,514
Prologis Inc.	48,154	2,928,245

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
SBA Communications Corp.[a]	10,991	$1,511,812
Simon Property Group Inc.	29,064	4,606,644
UDR Inc.	24,363	952,350
Vornado Realty Trust[b]	15,451	1,226,037
Weyerhaeuser Co.	68,000	2,245,360

		37,269,968
FOOD & STAPLES RETAILING — 0.43%
Sysco Corp.	46,545	2,449,198
United Natural Foods Inc.[a]	4,549	175,273
Whole Foods Market Inc.	28,867	1,205,486

		3,829,957
FOOD PRODUCTS — 2.72%
Archer-Daniels-Midland Co.	51,847	2,186,906
Bunge Ltd.	12,701	995,631
Campbell Soup Co.	16,799	887,491
Darling Ingredients Inc.[a]	14,878	242,065
General Mills Inc.	52,765	2,936,900
Hain Celestial Group Inc. (The)[a,b]	9,355	418,262
Hormel Foods Corp.	26,344	900,175
Ingredion Inc.	6,550	807,746
JM Smucker Co. (The)	10,581	1,289,824
Kellogg Co.	23,910	1,625,880
Kraft Heinz Co. (The)	55,293	4,835,926
McCormick & Co. Inc./MD NVS	10,346	985,974
Mondelez International Inc. Class A	138,685	6,104,914

		24,217,694
GAS UTILITIES — 0.10%
New Jersey Resources Corp.	7,792	328,433
Northwest Natural Gas Co.	2,625	165,638
WGL Holdings Inc.	4,624	396,369

		890,440
HEALTH CARE EQUIPMENT & SUPPLIES — 1.59%
Align Technology Inc.[a]	6,890	1,152,215
Becton Dickinson and Co.	20,550	4,138,770
Cooper Companies Inc. (The)	4,430	1,080,344
DENTSPLY SIRONA Inc.	20,983	1,301,575
Edwards Lifesciences Corp.[a]	19,292	2,222,053
Hologic Inc.[a]	25,396	1,122,757
IDEXX Laboratories Inc.[a]	8,000	1,331,680
ResMed Inc.	12,845	990,606
Varian Medical Systems Inc.[a]	8,524	827,851

		14,167,851
HEALTH CARE PROVIDERS & SERVICES — 2.30%
AmerisourceBergen Corp.	14,807	1,389,193
Cardinal Health Inc.	28,639	2,212,649
Centene Corp.[a]	15,617	1,240,302

Security	Shares	Value
Cigna Corp.	23,367	$4,055,576
Envision Healthcare Corp.[a]	10,611	598,779
HCA Healthcare Inc.[a,b]	26,884	2,159,861
Henry Schein Inc.[a]	7,198	1,311,548
Humana Inc.	13,576	3,138,771
Laboratory Corp. of America Holdings[a]	9,299	1,477,704
MEDNAX Inc.[a]	8,460	397,451
Patterson Companies Inc.	7,616	317,740
Quest Diagnostics Inc.	12,495	1,353,333
Select Medical Holdings Corp.[a]	9,516	154,159
VCA Inc.[a]	7,390	684,166

		20,491,232
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,b]	26,940	1,734,128

		1,734,128
HOTELS, RESTAURANTS & LEISURE — 3.23%
Aramark	22,464	895,415
Choice Hotels International Inc.	3,300	213,345
Darden Restaurants Inc.	11,300	947,844
Domino’s Pizza Inc.	4,356	812,394
Hilton Worldwide Holdings Inc.	17,970	1,123,664
Jack in the Box Inc.	2,858	265,108
Marriott International Inc./MD Class A	29,659	3,090,171
McDonald’s Corp.	75,440	11,703,762
Royal Caribbean Cruises Ltd.	15,601	1,764,005
Starbucks Corp.	132,396	7,146,736
Vail Resorts Inc.	3,616	762,108

		28,724,552
HOUSEHOLD DURABLES — 0.56%
CSS Industries Inc.	780	20,880
Ethan Allen Interiors Inc.	2,267	72,657
Garmin Ltd.	11,498	577,085
La-Z-Boy Inc.	4,450	150,410
Meritage Homes Corp.[a]	3,445	140,384
Mohawk Industries Inc.[a]	5,728	1,426,215
Newell Brands Inc.	43,751	2,306,553
Tupperware Brands Corp.	4,561	276,898

		4,971,082
HOUSEHOLD PRODUCTS — 3.61%
Clorox Co. (The)	11,645	1,554,491
Colgate-Palmolive Co.	76,191	5,500,990
Kimberly-Clark Corp.	32,334	3,982,255
Procter & Gamble Co. (The)	232,241	21,092,128

		32,129,864
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	59,569	665,982
Ormat Technologies Inc.	3,357	199,070

		865,052

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.46%
3M Co.	54,160	$10,895,367
Roper Technologies Inc.	9,248	2,149,790

		13,045,157
INSURANCE — 3.66%
Aflac Inc.	36,527	2,913,028
Allstate Corp. (The)	33,218	3,022,838
Chubb Ltd.	42,331	6,199,798
Hartford Financial Services Group Inc. (The)	33,607	1,848,385
Loews Corp.	26,016	1,266,459
Marsh & McLennan Companies Inc.	46,823	3,650,789
Principal Financial Group Inc.	26,099	1,742,108
Progressive Corp. (The)	52,728	2,485,071
Prudential Financial Inc.	39,081	4,425,142
Travelers Companies Inc. (The)	25,439	3,258,482
Willis Towers Watson PLC	11,755	1,750,084

		32,562,184
INTERNET & DIRECT MARKETING RETAIL — 1.86%
HSN Inc.	3,077	122,003
Netflix Inc.[a]	39,097	7,102,361
NutriSystem Inc.	2,677	149,243
Priceline Group Inc. (The)[a]	4,466	9,059,281
Shutterfly Inc.[a]	2,735	134,124

		16,567,012
INTERNET SOFTWARE & SERVICES — 5.83%
Alphabet Inc. Class Aa	26,994	25,522,827
Alphabet Inc. Class Ca	28,368	26,396,424

		51,919,251
IT SERVICES — 3.43%
Accenture PLC Class A	56,563	7,286,446
Automatic Data Processing Inc.	40,800	4,851,528
Cognizant Technology Solutions Corp. Class A	55,151	3,823,067
Convergys Corp.	8,664	207,676
FleetCor Technologies Inc.[a]	8,353	1,270,157
International Business Machines Corp.	82,059	11,871,476
Teradata Corp.[a]	11,783	374,935
Western Union Co. (The)	43,879	866,610

		30,551,895
LEISURE PRODUCTS — 0.20%
Callaway Golf Co.	8,504	108,256
Hasbro Inc.	10,180	1,077,858
Mattel Inc.	31,128	623,183

		1,809,297

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Agilent Technologies Inc.	29,239	$1,748,200
Bio-Techne Corp.	3,367	390,269
Mettler-Toledo International Inc.[a]	2,357	1,350,750
PAREXEL International Corp.[a]	4,603	402,855
Quintiles IMS Holdings Inc.[a]	12,890	1,167,189
Waters Corp.[a]	7,278	1,262,296

		6,321,559
MACHINERY — 3.47%
AGCO Corp.	5,866	423,173
Caterpillar Inc.	53,280	6,071,256
Cummins Inc.	14,488	2,432,535
Deere & Co.	24,609	3,156,843
Dover Corp.	14,143	1,188,012
Flowserve Corp.	11,764	483,853
Fortive Corp.	28,272	1,830,329
Graco Inc.	5,124	594,589
Illinois Tool Works Inc.	28,353	3,989,551
Ingersoll-Rand PLC	23,560	2,070,453
Lincoln Electric Holdings Inc.	5,380	469,459
Meritor Inc.[a]	7,449	128,719
Middleby Corp. (The)[a]	5,210	680,843
Parker-Hannifin Corp.	12,102	2,008,690
Snap-on Inc.	5,254	810,167
Stanley Black & Decker Inc.	13,853	1,948,979
Tennant Co.	1,632	123,298
Timken Co. (The)	6,371	289,880
WABCO Holdings Inc.[a]	4,676	643,277
Wabtec Corp./DE	7,804	588,109
Xylem Inc./NY	16,359	928,046

		30,860,061
MEDIA — 4.00%
Charter Communications Inc. Class Aa	19,544	7,659,489
Discovery Communications Inc. Class Aa,b	13,937	342,850
Discovery Communications Inc. Class C NVS[a]	19,686	455,337
John Wiley & Sons Inc. Class A	4,153	229,453
Liberty Global PLC Series Aa,b	21,741	736,150
Liberty Global PLC Series C NVS[a]	54,405	1,782,852
Liberty Global PLC LiLAC Class Aa	4,283	110,159
Liberty Global PLC LiLAC Class Ca,b	10,888	277,862
New York Times Co. (The) Class A	11,581	220,039
Scholastic Corp.	2,667	110,494
Scripps Networks Interactive Inc. Class A	7,761	678,389
Time Warner Inc.	70,342	7,204,428
Walt Disney Co. (The)	143,645	15,790,895

		35,598,397
METALS & MINING — 0.22%
Compass Minerals International Inc.	3,062	211,431
Nucor Corp.	28,913	1,667,413
Schnitzer Steel Industries Inc. Class A	2,389	61,636

		1,940,480

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
MULTI-UTILITIES — 1.15%
Avista Corp.	5,842	$307,348
CenterPoint Energy Inc.	37,247	1,049,993
CMS Energy Corp.	25,459	1,177,224
Consolidated Edison Inc.	27,695	2,294,808
MDU Resources Group Inc.	16,778	442,100
NiSource Inc.	29,479	768,223
Sempra Energy	21,545	2,434,800
WEC Energy Group Inc.	28,654	1,804,342

		10,278,838
MULTILINE RETAIL — 0.14%
Kohl’s Corp.	15,929	658,664
Nordstrom Inc.	11,511	559,089

		1,217,753
OIL, GAS & CONSUMABLE FUELS — 3.56%
Clean Energy Fuels Corp.[a,b]	10,083	26,417
ConocoPhillips	112,288	5,094,506
Denbury Resources Inc.[a]	36,020	52,589
Devon Energy Corp.	45,247	1,507,178
Energen Corp.[a]	8,778	467,692
EOG Resources Inc.	52,406	4,985,907
EQT Corp.	15,757	1,003,721
Hess Corp.	25,886	1,152,962
Marathon Oil Corp.	77,131	943,312
Marathon Petroleum Corp.	48,027	2,689,032
Noble Energy Inc.	42,426	1,226,536
Occidental Petroleum Corp.	69,461	4,301,720
ONEOK Inc.	34,588	1,956,643
Phillips 66	40,029	3,352,429
Pioneer Natural Resources Co.	15,400	2,511,740
QEP Resources Inc.[a]	21,658	185,609
Southwestern Energy Co.[a,b]	45,976	262,063

		31,720,056
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	5,688	222,173

		222,173
PERSONAL PRODUCTS — 0.24%
Avon Products Inc.[a]	39,520	143,853
Estee Lauder Companies Inc. (The) Class A	20,179	1,997,519

		2,141,372
PHARMACEUTICALS — 3.18%
Bristol-Myers Squibb Co.	151,958	8,646,410
Jazz Pharmaceuticals PLC[a,b]	5,466	839,632
Merck & Co. Inc.	250,472	16,000,152

Security	Shares	Value
Zoetis Inc.	44,762	$2,798,520

		28,284,714
PROFESSIONAL SERVICES — 0.44%
Dun & Bradstreet Corp. (The)	3,362	372,375
Exponent Inc.	2,349	153,155
Heidrick & Struggles International Inc.	1,593	28,833
ICF International Inc.[a]	1,808	81,812
IHS Markit Ltd.[a]	33,565	1,565,807
Kelly Services Inc. Class A	2,811	62,601
ManpowerGroup Inc.	6,171	661,223
Navigant Consulting Inc.[a]	4,287	72,579
On Assignment Inc.[a]	4,573	225,220
Resources Connection Inc.	2,525	33,709
Robert Half International Inc.	11,537	522,049
RPX Corp.[a]	3,836	52,438
TrueBlue Inc.[a]	3,847	98,291

		3,930,092
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
CBRE Group Inc. Class Aa	27,557	1,046,890
Jones Lang LaSalle Inc.	4,087	519,948
Realogy Holdings Corp.	12,608	418,586

		1,985,424
ROAD & RAIL — 1.03%
ArcBest Corp.	2,205	61,299
Avis Budget Group Inc.[a,b]	7,098	218,477
CSX Corp.	84,195	4,154,181
Genesee & Wyoming Inc. Class Aa,b	5,527	360,139
Hertz Global Holdings Inc.[a,b]	4,666	63,784
Kansas City Southern	9,712	1,002,181
Norfolk Southern Corp.	26,424	2,974,814
Ryder System Inc.	4,840	352,159

		9,187,034
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.98%
Advanced Micro Devices Inc.[a]	75,254	1,024,207
Analog Devices Inc.	33,117	2,616,574
Applied Materials Inc.	98,123	4,347,830
Intel Corp.	429,508	15,234,649
Lam Research Corp.	14,769	2,355,065
Microchip Technology Inc.	19,650	1,572,786
NVIDIA Corp.	48,966	7,957,465
Skyworks Solutions Inc.	16,788	1,760,557
SunPower Corp.[a,b]	5,625	62,662
Texas Instruments Inc.	90,810	7,390,118

		44,321,913
SOFTWARE — 9.90%
Adobe Systems Inc.[a]	44,885	6,575,204
ANSYS Inc.[a]	7,780	1,007,899
Autodesk Inc.[a]	18,184	2,014,605
CA Inc.	28,413	881,940

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Security	Shares	Value
Cadence Design Systems Inc.[a]	25,407	$937,518
Citrix Systems Inc.[a]	14,195	1,121,121
Dell Technologies Inc. Class Va	19,655	1,263,227
Fortinet Inc.[a]	13,279	490,128
Intuit Inc.	22,105	3,033,027
Microsoft Corp.	666,900	48,483,630
Oracle Corp.	279,508	13,955,835
salesforce.com Inc.[a]	60,129	5,459,713
Symantec Corp.	56,182	1,741,080
Workday Inc. Class Aa,b	11,372	1,161,195

		88,126,122
SPECIALTY RETAIL — 1.66%
AutoNation Inc.[a]	5,923	251,017
Best Buy Co. Inc.	25,652	1,496,538
Buckle Inc. (The)	2,641	45,161
Caleres Inc.	3,922	106,992
CarMax Inc.[a]	17,037	1,128,701
Foot Locker Inc.	12,120	571,943
GameStop Corp. Class A	9,396	203,799
Gap Inc. (The)	21,566	513,918
Lowe’s Companies Inc.	79,022	6,116,303
Office Depot Inc.	48,172	282,770
Pier 1 Imports Inc.	7,533	34,727
Signet Jewelers Ltd.	5,652	345,676
Staples Inc.	58,812	596,942
Tiffany & Co.	11,298	1,079,072
Tractor Supply Co.	11,909	668,333
Ulta Salon Cosmetics & Fragrance Inc.[a]	5,368	1,348,495

		14,790,387
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.70%
Hewlett Packard Enterprise Co.	150,825	2,640,946
HP Inc.	153,803	2,937,637
Super Micro Computer Inc.[a]	3,519	94,485
Xerox Corp.	19,693	603,985

		6,277,053
TEXTILES, APPAREL & LUXURY GOODS — 1.41%
Columbia Sportswear Co.	2,524	152,904
Deckers Outdoor Corp.[a]	2,883	186,991
Hanesbrands Inc.	34,524	791,290
Michael Kors Holdings Ltd.[a]	14,665	534,393
NIKE Inc. Class B	120,391	7,109,089
PVH Corp.	7,238	863,421
Under Armour Inc. Class Aa,b	16,583	331,992
Under Armour Inc. Class Ca,b	16,858	305,298
VF Corp.	31,926	1,985,478
Wolverine World Wide Inc.	8,991	253,546

		12,514,402

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	44,041	$578,258

		578,258
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Air Lease Corp.	8,829	349,452
Applied Industrial Technologies Inc.	3,519	198,824
Fastenal Co.	26,315	1,130,493
H&E Equipment Services Inc.	2,890	65,227
United Rentals Inc.[a]	7,645	909,449
WW Grainger Inc.[b]	5,099	850,207

		3,503,652
WATER UTILITIES — 0.15%
American Water Works Co. Inc.	16,193	1,313,252

		1,313,252
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[a,b]	72,957	582,197

		582,197

TOTAL COMMON STOCKS
(Cost: $717,858,649)		889,624,984

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	17,272,172	17,277,354
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	1,653,282	1,653,282

		18,930,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,928,854)		18,930,636

TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $736,787,503)[g]		908,555,620
Other Assets, Less Liabilities — (2.05)%		(18,266,262)

NET ASSETS — 100.00%		$890,289,358

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $746,273,673. Net unrealized appreciation was $162,281,947, of which $185,134,006 represented gross unrealized appreciation on securities and $22,852,059 represented gross unrealized depreciation on securities.

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	10,570	935	(511)	10,994	$4,689,271	$26,753	$99,332
PNC Financial Services Group Inc. (The)	42,308	3,703	(2,023)	43,988	5,665,654	33,500	105,567

					$10,354,925	$60,253	$204,899

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$889,624,984	$—	$—	$889,624,984
Money market funds	18,930,636	—	—	18,930,636

Total	$908,555,620	$—	$—	$908,555,620

94

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.13%
Rockwell Collins Inc.	118,978	$12,674,726

		12,674,726
AIR FREIGHT & LOGISTICS — 1.09%
Expeditors International of Washington Inc.	86,720	5,106,074
United Parcel Service Inc. Class B	12,380	1,365,390

		6,471,464
AUTOMOBILES — 0.82%
Tesla Inc.[a,b]	14,995	4,850,433

		4,850,433
BANKS — 1.96%
Comerica Inc.	55,862	4,039,381
KeyCorp	107,581	1,940,761
People’s United Financial Inc.	279,300	4,870,992
PNC Financial Services Group Inc. (The)[c]	6,282	809,122

		11,660,256
BEVERAGES — 2.76%
Coca-Cola Co. (The)	134,474	6,164,288
PepsiCo Inc.	87,763	10,234,044

		16,398,332
BIOTECHNOLOGY — 1.69%
AbbVie Inc.	13,416	937,913
Biogen Inc.[a]	8,671	2,511,035
Gilead Sciences Inc.	35,556	2,705,456
Vertex Pharmaceuticals Inc.[a]	25,588	3,884,770

		10,039,174
BUILDING PRODUCTS — 0.43%
Johnson Controls International PLC	31,724	1,235,650
Masco Corp.	34,399	1,311,634

		2,547,284
CAPITAL MARKETS — 6.44%
Bank of New York Mellon Corp. (The)	28,524	1,512,628
BlackRock Inc.[c]	31,333	13,364,464
Franklin Resources Inc.	82,100	3,676,438
Northern Trust Corp.	127,419	11,150,437
State Street Corp.	91,980	8,575,295

		38,279,262
CHEMICALS — 4.08%
Ecolab Inc.	155,149	20,428,469

Security	Shares	Value
International Flavors & Fragrances Inc.	28,425	$3,785,641

		24,214,110
COMMUNICATIONS EQUIPMENT — 2.05%
Cisco Systems Inc.	292,984	9,214,347
Motorola Solutions Inc.	32,854	2,979,201

		12,193,548
CONSUMER FINANCE — 1.14%
American Express Co.	79,765	6,798,371

		6,798,371
CONTAINERS & PACKAGING — 0.32%
Ball Corp.[b]	45,587	1,910,095

		1,910,095
DISTRIBUTORS — 0.14%
LKQ Corp.[a]	23,470	811,123

		811,123
ELECTRIC UTILITIES — 1.45%
Edison International	16,132	1,269,266
Eversource Energy	80,047	4,866,057
Xcel Energy Inc.	52,313	2,474,928

		8,610,251
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Corning Inc.	52,600	1,532,764
TE Connectivity Ltd.	29,079	2,337,661

		3,870,425
ENERGY EQUIPMENT & SERVICES — 1.49%
Baker Hughes a GE Co.	46,085	1,700,076
Core Laboratories NVb	30,065	3,022,434
National Oilwell Varco Inc.	16,380	535,790
Schlumberger Ltd.	17,478	1,198,991
TechnipFMC PLC[a]	83,175	2,373,814

		8,831,105
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.24%
American Tower Corp.	29,501	4,021,871
Equinix Inc.	5,664	2,552,935
HCP Inc.	41,732	1,320,818
Liberty Property Trust	162,532	6,829,594
Prologis Inc.	171,996	10,459,077

		25,184,295

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.19%
Whole Foods Market Inc.	26,482	$1,105,888

		1,105,888
FOOD PRODUCTS — 4.95%
Bunge Ltd.	76,252	5,977,394
Campbell Soup Co.	78,772	4,161,525
General Mills Inc.	105,237	5,857,492
Kellogg Co.	185,006	12,580,408
Mondelez International Inc. Class A	18,351	807,811

		29,384,630
HEALTH CARE PROVIDERS & SERVICES — 6.09%
AmerisourceBergen Corp.	40,862	3,833,673
Cardinal Health Inc.	127,006	9,812,484
HCA Healthcare Inc.[a]	6,966	559,648
Henry Schein Inc.[a]	80,065	14,588,644
Patterson Companies Inc.	158,475	6,611,577
Quest Diagnostics Inc.	7,272	787,630

		36,193,656
HOTELS, RESTAURANTS & LEISURE — 1.00%
Hilton Worldwide Holdings Inc.	14,223	889,364
Marriott International Inc./MD Class A	48,372	5,039,879

		5,929,243
HOUSEHOLD DURABLES — 0.61%
Newell Brands Inc.	69,224	3,649,489

		3,649,489
HOUSEHOLD PRODUCTS — 3.09%
Clorox Co. (The)	50,139	6,693,055
Kimberly-Clark Corp.	26,605	3,276,672
Procter & Gamble Co. (The)	92,677	8,416,925

		18,386,652
INDUSTRIAL CONGLOMERATES — 4.52%
3M Co.	133,601	26,876,513

		26,876,513
INSURANCE — 1.56%
Marsh & McLennan Companies Inc.	118,909	9,271,335

		9,271,335
INTERNET & DIRECT MARKETING RETAIL — 0.17%
Netflix Inc.[a]	5,431	986,595

		986,595

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 2.32%
Alphabet Inc. Class Aa	14,589	$13,793,900

		13,793,900
IT SERVICES — 4.53%
Accenture PLC Class A	159,501	20,546,919
International Business Machines Corp.	44,063	6,374,594

		26,921,513
LEISURE PRODUCTS — 0.15%
Mattel Inc.	45,272	906,345

		906,345
LIFE SCIENCES TOOLS & SERVICES — 3.61%
Agilent Technologies Inc.	178,156	10,651,947
Mettler-Toledo International Inc.[a]	7,297	4,181,765
Waters Corp.[a]	38,000	6,590,720

		21,424,432
MACHINERY — 4.46%
Caterpillar Inc.	65,830	7,501,329
Cummins Inc.	81,406	13,668,067
Ingersoll-Rand PLC	24,407	2,144,887
Parker-Hannifin Corp.	5,025	834,050
Xylem Inc./NY	41,529	2,355,940

		26,504,273
MEDIA — 1.85%
Liberty Global PLC Series Aa	19,510	660,608
Scripps Networks Interactive Inc. Class A	8,405	734,681
Time Warner Inc.	22,659	2,320,735
Walt Disney Co. (The)	66,046	7,260,437

		10,976,461
MULTI-UTILITIES — 1.22%
Sempra Energy	64,261	7,262,136

		7,262,136
MULTILINE RETAIL — 0.11%
Nordstrom Inc.	14,030	681,437

		681,437
OIL, GAS & CONSUMABLE FUELS — 1.27%
ConocoPhillips	71,206	3,230,616
Hess Corp.	64,650	2,879,511
Marathon Oil Corp.	58,605	716,739
Noble Energy Inc.	24,106	696,905

		7,523,771

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 2.49%
Merck & Co. Inc.	151,929	$9,705,224
Zoetis Inc.	81,294	5,082,501

		14,787,725
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
CBRE Group Inc. Class Aa	141,280	5,367,227

		5,367,227
ROAD & RAIL — 0.11%
Norfolk Southern Corp.	5,540	623,693

		623,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.14%
Applied Materials Inc.	84,832	3,758,906
Intel Corp.	219,893	7,799,605
NVIDIA Corp.	17,224	2,799,072
Texas Instruments Inc.	53,083	4,319,894

		18,677,477
SOFTWARE — 8.34%
Autodesk Inc.[a]	31,854	3,529,105
CA Inc.	73,296	2,275,108
Microsoft Corp.	422,343	30,704,336
Oracle Corp.	162,488	8,113,026
salesforce.com Inc.[a]	24,910	2,261,828
Symantec Corp.	87,058	2,697,927

		49,581,330
SPECIALTY RETAIL — 3.22%
Best Buy Co. Inc.	127,962	7,465,303
Gap Inc. (The)	61,199	1,458,372
Signet Jewelers Ltd.	27,115	1,658,353
Tiffany & Co.	89,529	8,550,915

		19,132,943
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.76%
Apple Inc.	143,488	21,340,970
Hewlett Packard Enterprise Co.	189,829	3,323,906
HP Inc.	187,930	3,589,463

		28,254,339
TEXTILES, APPAREL & LUXURY GOODS — 2.17%
Hanesbrands Inc.	37,234	853,403
NIKE Inc. Class B	158,892	9,382,573
PVH Corp.	16,672	1,988,803

Security	Shares	Value
VF Corp.	11,236	$698,767

		12,923,546
TRADING COMPANIES & DISTRIBUTORS — 0.10%
WW Grainger Inc.	3,585	597,763

		597,763

TOTAL COMMON STOCKS
(Cost: $481,205,144)		593,068,566

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	10,075,709	10,078,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	933,368	933,368

		11,012,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,011,930)		11,012,100

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $492,217,074)[g]		604,080,666
Other Assets, Less Liabilities — (1.66)%		(9,861,008)

NET ASSETS — 100.00%		$594,219,658

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $497,244,689. Net unrealized appreciation was $106,835,977, of which $118,868,086 represented gross unrealized appreciation on securities and $12,032,109 represented gross unrealized depreciation on securities.

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	28,832	3,370	(869)	31,333	$13,364,464	$73,598	$32,971
PNC Financial Services Group Inc. (The)	5,759	656	(133)	6,282	809,122	4,670	1,049

					$14,173,586	$78,268	$34,020

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$593,068,566	$—	$—	$593,068,566
Money market funds	11,012,100	—	—	11,012,100

Total	$604,080,666	$—	$—	$604,080,666

98

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 4.02%
Lockheed Martin Corp.	2,343,827	$684,702,182

		684,702,182
AUTOMOBILES — 0.28%
Ford Motor Co.	4,192,388	47,038,593

		47,038,593
BANKS — 4.23%
Bank of Hawaii Corp.	2,053,473	171,814,086
BB&T Corp.	2,171,538	102,757,178
F.N.B. Corp.	2,647,670	36,273,079
PacWest Bancorp.	3,105,891	149,144,886
People’s United Financial Inc.	3,137,607	54,719,866
Trustmark Corp.	2,477,011	79,165,272
United Bankshares Inc./WV	2,623,347	90,505,471
Valley National Bancorp.	3,088,802	36,694,968

		721,074,806
BEVERAGES — 0.82%
Coca-Cola Co. (The)	3,039,031	139,309,181

		139,309,181
CAPITAL MARKETS — 5.94%
CME Group Inc.	4,121,339	505,358,588
Federated Investors Inc. Class B NVS	3,137,321	90,448,964
Lazard Ltd. Class A	5,463,163	255,184,344
Waddell & Reed Financial Inc. Class Aa	7,819,876	161,636,837

		1,012,628,733
CHEMICALS — 1.29%
CF Industries Holdings Inc.	3,514,950	103,163,782
Huntsman Corp.	1,964,963	52,307,315
Olin Corp.	2,181,216	64,302,248

		219,773,345
COMMERCIAL SERVICES & SUPPLIES — 1.59%
Pitney Bowes Inc.	4,912,467	77,322,230
RR Donnelley & Sons Co.	3,296,369	40,743,121
Waste Management Inc.	2,031,107	152,637,691

		270,703,042
CONTAINERS & PACKAGING — 4.09%
International Paper Co.	3,094,577	170,139,843
Packaging Corp. of America	2,337,133	255,869,321
Sonoco Products Co.	2,413,270	116,995,330
WestRock Co.	2,689,038	154,404,562

		697,409,056

Security	Shares	Value
DISTRIBUTORS — 1.25%
Genuine Parts Co.	2,499,479	$212,280,751

		212,280,751
DIVERSIFIED CONSUMER SERVICES — 0.57%
H&R Block Inc.	3,189,256	97,272,308

		97,272,308
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.06%
AT&T Inc.	4,045,708	157,782,612
CenturyLink Inc.	8,294,718	193,018,088

		350,800,700
ELECTRIC UTILITIES — 16.16%
Alliant Energy Corp.	2,831,538	114,762,235
American Electric Power Co. Inc.	3,122,836	220,284,851
Edison International	2,395,524	188,479,828
Entergy Corp.	4,093,824	314,078,177
Eversource Energy	2,848,759	173,176,060
Exelon Corp.	3,162,369	121,245,227
FirstEnergy Corp.	4,007,643	127,883,888
Great Plains Energy Inc.	3,364,550	103,830,013
IDACORP Inc.	2,363,413	204,104,347
NextEra Energy Inc.	2,617,534	382,395,542
OGE Energy Corp.	2,909,775	104,344,532
PG&E Corp.	2,594,187	175,600,518
Pinnacle West Capital Corp.	2,790,477	242,018,070
PPL Corp.	3,779,902	144,883,644
Xcel Energy Inc.	2,884,116	136,447,528

		2,753,534,460
ELECTRICAL EQUIPMENT — 2.29%
Eaton Corp. PLC	2,880,374	225,389,266
Emerson Electric Co.	2,769,512	165,090,610

		390,479,876
ENERGY EQUIPMENT & SERVICES — 1.08%
Helmerich & Payne Inc.	3,631,014	183,801,929

		183,801,929
FOOD & STAPLES RETAILING — 0.67%
Sysco Corp.	2,175,146	114,456,183

		114,456,183
FOOD PRODUCTS — 0.90%
General Mills Inc.	2,756,820	153,444,601

		153,444,601

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2017

Security	Shares	Value
GAS UTILITIES — 0.57%
New Jersey Resources Corp.	2,325,455	$98,017,928

		98,017,928
HOTELS, RESTAURANTS & LEISURE — 3.57%
Darden Restaurants Inc.	2,568,566	215,451,316
McDonald’s Corp.	2,530,302	392,551,052

		608,002,368
HOUSEHOLD DURABLES — 3.06%
Garmin Ltd.	3,382,915	169,788,504
Leggett & Platt Inc.	2,407,422	115,989,592
Tupperware Brands Corp.[a]	3,870,509	234,978,601

		520,756,697
HOUSEHOLD PRODUCTS — 1.83%
Kimberly-Clark Corp.	2,527,100	311,237,636

		311,237,636
INDUSTRIAL CONGLOMERATES — 0.42%
General Electric Co.	2,799,495	71,695,067

		71,695,067
INSURANCE — 3.56%
Arthur J Gallagher & Co.	2,395,477	140,830,093
Cincinnati Financial Corp.	2,369,838	180,486,862
Mercury General Corp.[a]	3,682,800	220,562,892
Old Republic International Corp.	3,271,664	64,190,048

		606,069,895
LEISURE PRODUCTS — 0.62%
Mattel Inc.	5,246,846	105,041,857

		105,041,857
MACHINERY — 2.71%
Caterpillar Inc.	2,848,341	324,568,457
PACCAR Inc.	1,999,116	136,839,490

		461,407,947
MEDIA — 1.53%
Cinemark Holdings Inc.	2,404,236	93,524,781
Meredith Corp.[a]	2,809,836	167,044,750

		260,569,531

Security	Shares	Value
METALS & MINING — 0.24%
Commercial Metals Co.	2,212,142	$41,145,841

		41,145,841
MULTI-UTILITIES — 13.03%
Avista Corp.[a]	3,223,689	169,598,278
Black Hills Corp.	2,400,576	167,224,124
CenterPoint Energy Inc.	3,387,056	95,481,109
CMS Energy Corp.	2,626,086	121,430,217
Dominion Energy Inc.	3,465,887	267,497,159
DTE Energy Co.	2,841,548	304,216,129
NiSource Inc.	2,643,489	68,889,323
NorthWestern Corp.[a]	3,211,771	185,608,246
Public Service Enterprise Group Inc.	3,373,509	151,706,700
SCANA Corp.	3,107,028	199,999,392
Sempra Energy	2,615,342	295,559,799
WEC Energy Group Inc.	3,071,624	193,420,163

		2,220,630,639
MULTILINE RETAIL — 2.96%
Kohl’s Corp.	4,682,074	193,603,760
Macy’s Inc.	4,124,924	97,966,945
Target Corp.	3,761,704	213,175,766

		504,746,471
OIL, GAS & CONSUMABLE FUELS — 7.70%
Chevron Corp.	3,397,355	370,957,193
ConocoPhillips	2,005,822	91,004,144
HollyFrontier Corp.	4,173,892	120,375,045
Occidental Petroleum Corp.	4,223,713	261,574,546
ONEOK Inc.	3,873,247	219,109,583
Valero Energy Corp.	3,610,458	249,013,288

		1,312,033,799
PAPER & FOREST PRODUCTS — 0.87%
Domtar Corp.[a]	3,784,990	147,841,709

		147,841,709
PERSONAL PRODUCTS — 0.92%
Nu Skin Enterprises Inc. Class A	2,468,645	156,413,347

		156,413,347
PHARMACEUTICALS — 2.60%
Eli Lilly & Co.	2,150,576	177,766,612
Merck & Co. Inc.	2,463,353	157,358,990
Pfizer Inc.	3,254,957	107,934,374

		443,059,976

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.53%
Intel Corp.	2,536,514	$89,970,152

		89,970,152
SPECIALTY RETAIL — 1.38%
L Brands Inc.	4,064,259	188,540,975
Staples Inc.	4,664,545	47,345,132

		235,886,107
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.87%
Seagate Technology PLC	4,515,886	148,843,603

		148,843,603
THRIFTS & MORTGAGE FINANCE — 0.32%
New York Community Bancorp. Inc.	4,093,300	53,745,029

		53,745,029
TOBACCO — 3.30%
Altria Group Inc.	2,773,635	180,203,066
Philip Morris International Inc.	3,268,676	381,487,176

		561,690,242

TOTAL COMMON STOCKS
(Cost: $13,460,798,718)		17,007,515,587

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[b,c]	17,862,475	17,862,475

		17,862,475

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,862,475)		17,862,475

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $13,478,661,193)[d]		17,025,378,062
Other Assets, Less Liabilities — 0.07%		11,612,339

NET ASSETS — 100.00%		$17,036,990,401

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,610,597,475. Net unrealized appreciation was $3,414,780,587, of which $3,946,084,318 represented gross unrealized appreciation on securities and $531,303,731 represented gross unrealized depreciation on securities.

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Avista Corp.	3,303,168	25,182	(104,661)	3,223,689	$169,598,278	$1,163,599	$1,280,720
Domtar Corp.	3,853,291	59,693	(127,994)	3,784,990	147,841,709	1,568,145	82,998
Mercury General Corp.	3,768,815	45,364	(131,379)	3,682,800	220,562,892	2,307,403	1,858,862
Meredith Corp.	2,876,639	23,525	(90,328)	2,809,836	167,044,750	1,474,335	732,983
NorthWestern Corp.	3,261,463	14,565	(64,257)	3,211,771	185,608,246	1,691,547	(49,313)
Tupperware Brands Corp.	3,961,396	63,114	(154,001)	3,870,509	234,978,601	2,660,301	1,517,586
Waddell & Reed Financial Inc. Class A	7,819,876	—	—	7,819,876	161,636,837	3,597,143	—

					$1,287,271,313	$14,462,473	$5,423,836

Schedule 2 — Futures Contracts

Futures contracts outstanding as of July 31, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini	11,000	Sep 2017	$27,148	$474,893

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,007,515,587	$—	$—	$17,007,515,587
Money market funds	17,862,475	—	—	17,862,475

Total	$17,025,378,062	$—	$—	$17,025,378,062

Derivative financial instruments:[a]
Assets:
Futures contracts	$474,893	$—	$—	$474,893

Total	$474,893	$—	$—	$474,893

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

102

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 100.04%

AIR FREIGHT & LOGISTICS — 29.84%
CH Robinson Worldwide Inc.	542,976	$35,619,226
Expeditors International of Washington Inc.	663,637	39,074,946
FedEx Corp.	556,053	115,675,706
United Parcel Service Inc. Class B	554,118	61,113,674

		251,483,552
AIRLINES — 21.86%
Alaska Air Group Inc.	444,654	37,897,861
American Airlines Group Inc.	597,856	30,155,857
Delta Air Lines Inc.	616,095	30,410,449
JetBlue Airways Corp.[a]	671,847	14,733,605
Southwest Airlines Co.	617,189	34,260,161
United Continental Holdings Inc.[a]	542,631	36,725,266

		184,183,199
MARINE — 6.01%
Kirby Corp.[a,b]	550,750	33,540,675
Matson Inc.	606,795	17,111,619

		50,652,294
ROAD & RAIL — 42.33%
Avis Budget Group Inc.[a,b]	614,764	18,922,436
CSX Corp.	627,620	30,966,771
JB Hunt Transport Services Inc.	551,667	50,041,713
Kansas City Southern	560,877	57,876,898
Landstar System Inc.	482,885	40,151,888
Norfolk Southern Corp.	554,707	62,448,914
Ryder System Inc.	541,582	39,405,506
Union Pacific Corp.	552,777	56,913,920

		356,728,046

TOTAL COMMON STOCKS
(Cost: $926,554,879)		843,047,091

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.68%

MONEY MARKET FUNDS — 3.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	29,706,193	$29,715,104
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,304,905	1,304,905

		31,020,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,019,895)		31,020,009

TOTAL INVESTMENTS IN SECURITIES — 103.72%
(Cost: $957,574,774)[f]		874,067,100
Other Assets, Less Liabilities — (3.72)%		(31,372,021)

NET ASSETS — 100.00%		$842,695,079

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $960,975,251. Net unrealized depreciation was $86,908,151, of which $9,101,857 represented gross unrealized appreciation on securities and $96,010,008 represented gross unrealized depreciation on securities.

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$843,047,091	$—	$—	$843,047,091
Money market funds	31,020,009	—	—	31,020,009

Total	$874,067,100	$—	$—	$874,067,100

104

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

CHEMICALS — 82.62%
AdvanSix Inc.[a]	30,617	$1,025,057
Air Products & Chemicals Inc.	218,683	31,085,788
Albemarle Corp.	111,240	12,881,592
Ashland Global Holdings Inc.	62,504	4,060,885
Axalta Coating Systems Ltd.[a]	218,851	6,893,807
Cabot Corp.	62,755	3,409,479
Celanese Corp. Series A	140,068	13,470,340
CF Industries Holdings Inc.	234,158	6,872,537
Chemours Co. (The)	185,276	8,820,990
Dow Chemical Co. (The)	1,128,920	72,521,821
Eastman Chemical Co.	146,469	12,180,362
Ecolab Inc.	262,191	34,522,689
EI du Pont de Nemours & Co.	870,853	71,592,825
FMC Corp.	134,593	10,280,213
GCP Applied Technologies Inc.[a]	71,670	2,171,601
HB Fuller Co.	50,799	2,617,165
Huntsman Corp.	199,868	5,320,486
Ingevity Corp.[a]	42,226	2,470,221
International Flavors & Fragrances Inc.	79,319	10,563,704
LyondellBasell Industries NV Class A	331,756	29,887,898
Minerals Technologies Inc.	35,258	2,496,266
Monsanto Co.	440,742	51,487,480
Mosaic Co. (The)	352,564	8,510,895
NewMarket Corp.	9,291	4,274,882
Olin Corp.	166,631	4,912,282
Platform Specialty Products Corp.[a,b]	218,567	3,062,124
PolyOne Corp.	82,148	3,004,974
PPG Industries Inc.	257,326	27,083,562
Praxair Inc.	287,120	37,371,539
RPM International Inc.	134,172	6,959,502
Scotts Miracle-Gro Co. (The) Class A	44,278	4,250,245
Sensient Technologies Corp.	44,475	3,307,161
Westlake Chemical Corp.	37,623	2,647,154
WR Grace & Co.	68,662	4,734,932

		506,752,458
METALS & MINING — 15.93%
Alcoa Corp.	148,013	5,387,673
Allegheny Technologies Inc.	109,141	2,067,131
Carpenter Technology Corp.	46,870	1,894,954
Commercial Metals Co.	116,109	2,159,627
Compass Minerals International Inc.[b]	33,925	2,342,521
Freeport-McMoRan Inc.[a]	1,336,934	19,545,975
Newmont Mining Corp.	535,583	19,907,620
Nucor Corp.	320,458	18,480,813
Reliance Steel & Aluminum Co.	73,203	5,296,969
Royal Gold Inc.	65,627	5,687,236
Steel Dynamics Inc.	242,853	8,599,425
U.S. Steel Corp.	175,433	4,120,921
Worthington Industries Inc.	44,064	2,232,723

		97,723,588

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.48%
CONSOL Energy Inc.[a,b]	178,028	$2,983,749

		2,983,749
PAPER & FOREST PRODUCTS — 0.73%
Domtar Corp.	62,396	2,437,188
KapStone Paper and Packaging Corp.	88,559	2,024,459

		4,461,647

TOTAL COMMON STOCKS
(Cost: $650,198,709)		611,921,442

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	3,837,902	3,839,054
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	327,535	327,535

		4,166,589

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,165,934)		4,166,589

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $654,364,643)[f]		616,088,031
Other Assets, Less Liabilities — (0.44)%		(2,711,463)

NET ASSETS — 100.00%		$613,376,568

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $658,556,258. Net unrealized depreciation was $42,468,227, of which $19,688,793 represented gross unrealized appreciation on securities and $62,157,020 represented gross unrealized depreciation on securities.

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$611,921,442	$—	$—	$611,921,442
Money market funds	4,166,589	—	—	4,166,589

Total	$616,088,031	$—	$—	$616,088,031

106

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AUTO COMPONENTS — 3.77%
Adient PLC	32,741	$2,143,553
Autoliv Inc.[a]	30,864	3,345,349
BorgWarner Inc.	69,708	3,258,152
Cooper Tire & Rubber Co.	18,497	676,065
Dana Inc.	50,514	1,198,192
Delphi Automotive PLC	93,611	8,464,307
Gentex Corp.	100,383	1,708,519
Goodyear Tire & Rubber Co. (The)	87,985	2,772,407
Lear Corp.	24,072	3,567,230
Tenneco Inc.	18,888	1,044,506
Visteon Corp.[b]	11,101	1,238,206

		29,416,486
AUTOMOBILES — 6.62%
Ford Motor Co.	1,366,690	15,334,262
General Motors Co.	479,863	17,265,471
Harley-Davidson Inc.	61,164	2,976,852
Tesla Inc.[a,b]	44,197	14,296,403
Thor Industries Inc.	16,722	1,761,663

		51,634,651
BEVERAGES — 19.82%
Brown-Forman Corp. Class A	20,084	1,035,129
Brown-Forman Corp. Class B	61,811	3,053,463
Coca-Cola Co. (The)	1,343,685	61,594,520
Constellation Brands Inc. Class A	59,910	11,583,599
Dr Pepper Snapple Group Inc.	64,232	5,855,389
Molson Coors Brewing Co. Class B	64,526	5,741,524
Monster Beverage Corp.[b]	140,873	7,431,051
PepsiCo Inc.	499,169	58,208,097

		154,502,772
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Herman Miller Inc.	20,892	703,538
HNI Corp.	15,408	581,652

		1,285,190
DISTRIBUTORS — 1.24%
Genuine Parts Co.	51,505	4,374,320
LKQ Corp.[b]	107,726	3,723,010
Pool Corp.	14,449	1,562,226

		9,659,556
DIVERSIFIED FINANCIAL SERVICES — 0.38%
Leucadia National Corp.	113,160	2,945,555

		2,945,555

Security	Shares	Value
FOOD PRODUCTS — 15.53%
Archer-Daniels-Midland Co.	199,411	$8,411,156
B&G Foods Inc.	23,228	842,015
Bunge Ltd.	49,053	3,845,265
Campbell Soup Co.	67,008	3,540,033
Conagra Brands Inc.	141,251	4,836,434
Darling Ingredients Inc.[b]	57,557	936,452
Dean Foods Co.	31,757	476,355
Flowers Foods Inc.	64,340	1,131,741
General Mills Inc.	201,323	11,205,638
Hain Celestial Group Inc. (The)[a,b]	36,149	1,616,222
Hershey Co. (The)	48,919	5,151,660
Hormel Foods Corp.	94,258	3,220,796
Ingredion Inc.	25,048	3,088,919
JM Smucker Co. (The)	40,683	4,959,258
Kellogg Co.	88,128	5,992,704
Kraft Heinz Co. (The)	208,487	18,234,273
Lamb Weston Holdings Inc.	48,490	2,132,590
Lancaster Colony Corp.	6,809	834,920
McCormick & Co. Inc./MD NVS	39,566	3,770,640
Mondelez International Inc. Class A	530,191	23,339,008
Pinnacle Foods Inc.	41,382	2,457,263
Post Holdings Inc.[b]	23,156	1,926,579
Snyder’s-Lance Inc.	30,052	1,045,509
TreeHouse Foods Inc.[a,b]	19,897	1,687,862
Tyson Foods Inc. Class A	100,704	6,380,605

		121,063,897
HOUSEHOLD DURABLES — 5.24%
CalAtlantic Group Inc.[a]	26,900	944,190
DR Horton Inc.	119,428	4,262,385
Helen of Troy Ltd.[b]	9,454	952,491
Leggett & Platt Inc.	46,233	2,227,506
Lennar Corp. Class A	71,002	3,723,345
Lennar Corp. Class B	3,296	146,573
Mohawk Industries Inc.[b]	22,074	5,496,205
Newell Brands Inc.	168,813	8,899,821
NVR Inc.[b]	1,218	3,179,516
PulteGroup Inc.	99,224	2,423,050
Tempur Sealy International Inc.[a,b]	16,385	944,923
Toll Brothers Inc.	51,705	1,995,296
Tupperware Brands Corp.	17,725	1,076,085
Whirlpool Corp.	25,848	4,597,842

		40,869,228
HOUSEHOLD PRODUCTS — 16.85%
Church & Dwight Co. Inc.	87,098	4,646,678
Clorox Co. (The)	45,006	6,007,851
Colgate-Palmolive Co.	308,654	22,284,819
Energizer Holdings Inc.	21,607	995,435
Kimberly-Clark Corp.	124,025	15,274,919
Procter & Gamble Co. (The)	893,722	81,167,832
Spectrum Brands Holdings Inc.	8,428	972,928

		131,350,462

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2017

Security	Shares	Value
LEISURE PRODUCTS — 1.36%
Brunswick Corp./DE	31,207	$1,766,628
Hasbro Inc.	39,313	4,162,461
Mattel Inc.	119,701	2,396,414
Polaris Industries Inc.[a]	20,471	1,835,430
Vista Outdoor Inc.[a,b]	19,938	460,368

		10,621,301
MACHINERY — 2.02%
Middleby Corp. (The)[b]	20,106	2,627,452
Snap-on Inc.	20,249	3,122,396
Stanley Black & Decker Inc.	53,455	7,520,584
WABCO Holdings Inc.[b]	17,771	2,444,756

		15,715,188
PERSONAL PRODUCTS — 1.60%
Avon Products Inc.[b]	153,699	559,464
Edgewell Personal Care Co.[b]	20,065	1,448,693
Estee Lauder Companies Inc. (The) Class A	78,229	7,743,889
Herbalife Ltd.[a,b]	24,449	1,626,103
Nu Skin Enterprises Inc. Class A	17,356	1,099,676

		12,477,825
SOFTWARE — 3.91%
Activision Blizzard Inc.	242,288	14,968,552
Electronic Arts Inc.[b]	108,335	12,647,028
Take-Two Interactive Software Inc.[a,b]	36,285	2,883,932

		30,499,512
TEXTILES, APPAREL & LUXURY GOODS — 7.58%
Carter’s Inc.	16,909	1,466,517
Coach Inc.	98,236	4,630,845
Deckers Outdoor Corp.[b]	11,178	725,005
Fossil Group Inc.[a,b]	14,956	168,255
G-III Apparel Group Ltd.[a,b]	15,301	398,285
Hanesbrands Inc.	127,248	2,916,524
lululemon athletica Inc.[a,b]	37,344	2,301,884
Michael Kors Holdings Ltd.[b]	54,455	1,984,340
NIKE Inc. Class B	463,081	27,344,933
PVH Corp.	27,258	3,251,607
Ralph Lauren Corp.	19,259	1,456,943
Skechers U.S.A. Inc. Class Ab	46,751	1,313,236
Steven Madden Ltd.[a,b]	18,697	766,577
Under Armour Inc. Class Aa,b	64,530	1,291,891
Under Armour Inc. Class Ca,b	64,415	1,166,556
VF Corp.	111,947	6,961,984
Wolverine World Wide Inc.	33,863	954,937

		59,100,319

Security	Shares	Value
TOBACCO — 13.75%
Altria Group Inc.	674,985	$43,853,776
British American Tobacco PLC ADR	5	313
Philip Morris International Inc.	542,723	63,341,201

		107,195,290

TOTAL COMMON STOCKS
(Cost: $775,807,684)		778,337,232

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	24,465,081	24,472,421
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	481,275	481,275

		24,953,696

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,950,274)		24,953,696

TOTAL INVESTMENTS IN SECURITIES — 103.03%
(Cost: $800,757,958)[f]		803,290,928
Other Assets, Less Liabilities — (3.03)%		(23,604,082)

NET ASSETS — 100.00%		$779,686,846

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $802,853,729. Net unrealized appreciation was $437,199, of which $35,939,442 represented gross unrealized appreciation on securities and $35,502,243 represented gross unrealized depreciation on securities.

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$778,337,232	$—	$—	$778,337,232
Money market funds	24,953,696	—	—	24,953,696

Total	$803,290,928	$—	$—	$803,290,928

109

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 4.26%
Alaska Air Group Inc.	28,148	$2,399,054
Allegiant Travel Co.	3,044	393,437
American Airlines Group Inc.	111,939	5,646,203
Delta Air Lines Inc.	167,256	8,255,756
JetBlue Airways Corp.[a,b]	76,068	1,668,171
Southwest Airlines Co.	137,415	7,627,907
Spirit Airlines Inc.[a]	15,956	619,891
United Continental Holdings Inc.[a]	64,071	4,336,325

		30,946,744
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Copart Inc.[a]	46,843	1,475,086
KAR Auction Services Inc.	31,326	1,316,945
Rollins Inc.	21,964	953,457

		3,745,488
DIVERSIFIED CONSUMER SERVICES — 1.09%
Adtalem Global Education Inc.	13,229	429,942
Bright Horizons Family Solutions Inc.[a]	11,525	910,590
Graham Holdings Co. Class B	1,078	638,607
Grand Canyon Education Inc.[a]	10,943	805,077
H&R Block Inc.	47,408	1,445,944
Houghton Mifflin Harcourt Co.[a]	23,668	282,833
Service Corp. International/U.S.	42,866	1,488,736
ServiceMaster Global Holdings Inc.[a]	30,683	1,348,825
Sotheby’sa	10,523	595,497

		7,946,051
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.10%
Dolby Laboratories Inc. Class A	13,271	686,774

		686,774
FOOD & STAPLES RETAILING — 12.87%
Casey’s General Stores Inc.	8,962	956,694
Costco Wholesale Corp.	99,652	15,795,839
CVS Health Corp.	231,462	18,500,758
Kroger Co. (The)	207,518	5,088,341
Rite Aid Corp.[a,b]	240,707	539,184
Sprouts Farmers Market Inc.[a]	29,708	715,072
Sysco Corp.	111,918	5,889,125
United Natural Foods Inc.[a]	11,697	450,685
Wal-Mart Stores Inc.	335,554	26,840,964
Walgreens Boots Alliance Inc.	194,017	15,651,351
Whole Foods Market Inc.	72,736	3,037,455

		93,465,468
HEALTH CARE PROVIDERS & SERVICES — 2.66%
AmerisourceBergen Corp.	37,804	3,546,771
Cardinal Health Inc.	71,817	5,548,582

Security	Shares	Value
Chemed Corp.[b]	3,679	$726,603
McKesson Corp.	47,928	7,758,105
VCA Inc.[a]	18,569	1,719,118

		19,299,179
HOTELS, RESTAURANTS & LEISURE — 14.95%
Aramark	55,716	2,220,840
Bloomin’ Brands Inc.	23,189	404,184
Brinker International Inc.	11,270	399,747
Buffalo Wild Wings Inc.[a]	3,957	425,377
Carnival Corp.	95,134	6,353,049
Cheesecake Factory Inc. (The)	10,278	489,027
Chipotle Mexican Grill Inc.[a,b]	6,528	2,244,131
Choice Hotels International Inc.	8,365	540,797
Cracker Barrel Old Country Store Inc.[b]	5,496	854,353
Darden Restaurants Inc.	28,317	2,375,230
Domino’s Pizza Inc.	10,954	2,042,921
Dunkin’ Brands Group Inc.	21,097	1,118,774
Hilton Grand Vacations Inc.[a]	14,800	544,048
Hilton Worldwide Holdings Inc.	46,642	2,916,524
Hyatt Hotels Corp. Class Aa	9,089	505,076
Jack in the Box Inc.	6,762	627,243
Las Vegas Sands Corp.	82,857	5,104,820
Marriott International Inc./MD Class A	70,608	7,356,648
Marriott Vacations Worldwide Corp.	5,617	656,346
McDonald’s Corp.	185,156	28,725,102
MGM Resorts International	109,790	3,615,385
Norwegian Cruise Line Holdings Ltd.[a]	37,418	2,060,609
Royal Caribbean Cruises Ltd.	38,153	4,313,960
Six Flags Entertainment Corp.	19,233	1,093,781
Starbucks Corp.	328,989	17,758,826
Texas Roadhouse Inc.	14,739	697,155
Vail Resorts Inc.	9,129	1,924,028
Wendy’s Co. (The)	44,103	680,950
Wyndham Worldwide Corp.	23,751	2,478,892
Wynn Resorts Ltd.	18,189	2,352,565
Yum! Brands Inc.	75,192	5,675,492

		108,555,880
INTERNET & DIRECT MARKETING RETAIL — 19.28%
Amazon.com Inc.[a]	90,108	89,006,880
Expedia Inc.	27,671	4,329,681
Groupon Inc.[a,b]	91,220	342,987
HSN Inc.	7,353	291,546
Liberty Expedia Holdings Inc. Class Aa	12,481	712,041
Liberty Interactive Corp. QVC Group Series Aa	91,137	2,181,820
Liberty TripAdvisor Holdings Inc. Class Aa	16,753	196,848
Liberty Ventures Series Aa	18,575	1,125,274
Netflix Inc.[a]	97,918	17,787,784
Priceline Group Inc. (The)[a]	11,175	22,668,487
Shutterfly Inc.[a,b]	7,790	382,022
TripAdvisor Inc.[a,b]	25,291	986,855

		140,012,225

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.06%
Yelp Inc.[a]	14,396	$468,302

		468,302
IT SERVICES — 0.07%
Acxiom Corp.[a]	18,212	491,178

		491,178
MEDIA — 24.16%
AMC Networks Inc. Class Aa,b	12,735	814,403
Cable One Inc.	1,079	819,932
CBS Corp. Class A	1,798	118,830
CBS Corp. Class B NVS	83,734	5,512,209
Charter Communications Inc. Class Aa	49,005	19,205,550
Cinemark Holdings Inc.	24,310	945,659
Comcast Corp. Class A	1,075,046	43,485,611
Discovery Communications Inc. Class Aa,b	35,275	867,765
Discovery Communications Inc. Class C NVS[a]	48,325	1,117,757
DISH Network Corp. Class Aa	51,717	3,311,439
Gannett Co. Inc.	26,483	237,553
Interpublic Group of Companies Inc. (The)	89,952	1,943,863
John Wiley & Sons Inc. Class A	10,361	572,445
Liberty Broadband Corp. Class Aa	5,987	592,234
Liberty Broadband Corp. Class Ca	15,356	1,523,008
Liberty Global PLC Class Ba	811	28,547
Liberty Global PLC Series Aa,b	54,012	1,828,846
Liberty Global PLC Series C NVS[a]	145,377	4,764,004
Liberty Global PLC LiLAC Class Aa	11,756	302,364
Liberty Global PLC LiLAC Class Ca,b	27,794	709,303
Liberty Media Corp.-Liberty Formula One Class Aa,b	5,177	174,724
Liberty Media Corp.-Liberty Formula One Class Ca,b	27,153	954,971
Liberty Media Corp.-Liberty SiriusXM Class Aa	19,970	921,216
Liberty Media Corp.-Liberty SiriusXM Class Ca	40,205	1,849,430
Lions Gate Entertainment Corp. Class A	13,615	400,281
Lions Gate Entertainment Corp. Class Ba	23,743	653,170
Live Nation Entertainment Inc.[a,b]	30,615	1,141,021
Madison Square Garden Co. (The)[a]	3,258	715,848
Meredith Corp.	8,306	493,792
New York Times Co. (The) Class A	28,053	533,007
News Corp. Class A	87,275	1,248,905
News Corp. Class B	27,621	406,029
Omnicom Group Inc.	52,988	4,172,275
Regal Entertainment Group Class A	24,091	458,211
Scripps Networks Interactive Inc. Class A	21,904	1,914,629
Sinclair Broadcast Group Inc. Class A	16,746	603,693
Sirius XM Holdings Inc.[b]	383,598	2,247,884
TEGNA Inc.	49,195	729,562
Time Inc.	22,979	322,855
Time Warner Inc.	176,195	18,045,892
Tribune Media Co. Class A	16,744	705,760
Twenty-First Century Fox Inc. Class A	239,154	6,959,381
Twenty-First Century Fox Inc. Class B	110,825	3,179,569
Viacom Inc. Class Ab	2,290	92,745
Viacom Inc. Class B NVS	80,199	2,800,549
Walt Disney Co. (The)	318,459	35,008,198

		175,434,919

Security	Shares	Value
MULTILINE RETAIL — 2.91%
Big Lots Inc.[b]	10,286	$510,905
Dillard’s Inc. Class Ab	5,501	406,084
Dollar General Corp.	57,418	4,315,537
Dollar Tree Inc.[a]	53,900	3,885,112
JC Penney Co. Inc.[a,b]	71,432	386,447
Kohl’s Corp.	39,002	1,612,733
Macy’s Inc.	69,313	1,646,184
Nordstrom Inc.	25,503	1,238,681
Target Corp.	125,407	7,106,814

		21,108,497
PROFESSIONAL SERVICES — 1.05%
Dun & Bradstreet Corp. (The)	8,423	932,931
IHS Markit Ltd.[a]	72,227	3,369,390
Nielsen Holdings PLC	76,430	3,287,254

		7,589,575
ROAD & RAIL — 0.12%
Avis Budget Group Inc.[a]	19,439	598,332
Hertz Global Holdings Inc.[a,b]	21,347	291,814

		890,146
SPECIALTY RETAIL — 15.68%
Aaron’s Inc.	14,457	669,070
Abercrombie & Fitch Co. Class A	15,908	156,535
Advance Auto Parts Inc.	16,826	1,884,680
American Eagle Outfitters Inc.	38,335	453,886
Asbury Automotive Group Inc.[a,b]	4,389	237,006
Ascena Retail Group Inc.[a,b]	41,031	96,013
AutoNation Inc.[a,b]	15,178	643,244
AutoZone Inc.[a]	6,405	3,457,547
Bed Bath & Beyond Inc.	33,273	994,863
Best Buy Co. Inc.	60,352	3,520,936
Burlington Stores Inc.[a,b]	16,025	1,394,656
Cabela’s Inc.[a]	11,797	672,193
CarMax Inc.[a,b]	42,230	2,797,737
Chico’s FAS Inc.	30,149	275,863
Dick’s Sporting Goods Inc.	20,140	752,028
DSW Inc. Class A	15,877	286,421
Five Below Inc.[a]	12,678	612,474
Foot Locker Inc.	29,968	1,414,190
GameStop Corp. Class A	23,489	509,476
Gap Inc. (The)	50,468	1,202,652
Genesco Inc.[a]	4,632	148,687
GNC Holdings Inc. Class Ab	15,966	151,837
Group 1 Automotive Inc.	4,651	276,967
Home Depot Inc. (The)	271,570	40,626,872
L Brands Inc.	54,827	2,543,425
Lithia Motors Inc. Class A	5,486	566,430
Lowe’s Companies Inc.	194,947	15,088,898
Murphy USA Inc.[a,b]	7,975	603,947

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2017

Security	Shares	Value
O’Reilly Automotive Inc.[a]	20,700	$4,229,010
Office Depot Inc.	118,688	696,699
Ross Stores Inc.	89,173	4,933,050
Sally Beauty Holdings Inc.[a,b]	31,687	641,028
Signet Jewelers Ltd.[b]	15,615	955,013
Staples Inc.	149,161	1,513,984
Tiffany & Co.	24,414	2,331,781
TJX Companies Inc. (The)	146,175	10,277,564
Tractor Supply Co.	29,321	1,645,495
Ulta Salon Cosmetics & Fragrance Inc.[a]	13,278	3,335,566
Urban Outfitters Inc.[a,b]	20,311	397,892
Williams-Sonoma Inc.	18,227	846,280

		113,841,895
TRADING COMPANIES & DISTRIBUTORS — 0.09%
Beacon Roofing Supply Inc.[a]	13,854	636,314

		636,314

TOTAL COMMON STOCKS
(Cost: $726,932,917)		725,118,635

SHORT-TERM INVESTMENTS — 2.08%

MONEY MARKET FUNDS — 2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	14,214,820	14,219,085
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	873,601	873,601

		15,092,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,089,994)		15,092,686

TOTAL INVESTMENTS IN SECURITIES — 101.95%
(Cost: $742,022,911)[f]		740,211,321
Other Assets, Less Liabilities — (1.95)%		(14,155,239)

NET ASSETS — 100.00%		$726,056,082

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $746,386,641. Net unrealized depreciation was $6,175,320, of which $60,191,312 represented gross unrealized appreciation on securities and $66,366,632 represented gross unrealized depreciation on securities.

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$725,118,635	$—	$—	$725,118,635
Money market funds	15,092,686	—	—	15,092,686

Total	$740,211,321	$—	$—	$740,211,321

113

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

ELECTRIC UTILITIES — 0.51%
OGE Energy Corp.	158,759	$5,693,098

		5,693,098
ENERGY EQUIPMENT & SERVICES — 15.03%
Baker Hughes a GE Co.	338,246	12,477,895
Core Laboratories NVa	35,066	3,525,185
Diamond Offshore Drilling Inc.[a,b]	51,605	640,934
Dril-Quip Inc.[a,b]	30,117	1,343,218
Ensco PLC Class A	242,205	1,281,264
Halliburton Co.	689,928	29,280,544
Helmerich & Payne Inc.	86,308	4,368,911
Nabors Industries Ltd.	227,386	1,753,146
National Oilwell Varco Inc.	302,121	9,882,378
Noble Corp. PLC	196,789	787,156
Oceaneering International Inc.	78,212	2,006,138
Oil States International Inc.[a,b]	41,241	1,024,839
Patterson-UTI Energy Inc.	131,440	2,542,050
Rowan Companies PLC Class Ab	100,762	1,175,893
Schlumberger Ltd.	1,104,590	75,774,874
Superior Energy Services Inc.[b]	122,323	1,316,195
TechnipFMC PLC[b]	370,926	10,586,228
Transocean Ltd.[b]	310,868	2,689,008
U.S. Silica Holdings Inc.	58,077	1,691,783
Weatherford International PLC[a,b]	783,639	3,495,030

		167,642,669
OIL, GAS & CONSUMABLE FUELS — 83.98%
Anadarko Petroleum Corp.	445,451	20,343,747
Andeavor	120,143	11,957,833
Antero Resources Corp.[a,b]	115,194	2,375,300
Apache Corp.	302,381	14,961,812
Cabot Oil & Gas Corp.	370,077	9,203,815
Carrizo Oil & Gas Inc.[a,b]	49,712	783,461
Cheniere Energy Inc.[b]	189,109	8,547,727
Chesapeake Energy Corp.[a,b]	606,384	3,007,665
Chevron Corp.	1,506,113	164,452,478
Cimarex Energy Co.	75,646	7,491,223
Concho Resources Inc.[a,b]	117,815	15,346,582
ConocoPhillips	983,459	44,619,535
Continental Resources Inc./OKa,b	68,697	2,296,541
Devon Energy Corp.	417,916	13,920,782
Diamondback Energy Inc.[a,b]	78,006	7,479,215
Energen Corp.[b]	77,165	4,111,351
EOG Resources Inc.	458,909	43,660,602
EQT Corp.	137,780	8,776,586
Exxon Mobil Corp.	3,368,492	269,614,100
Gulfport Energy Corp.[b]	126,629	1,598,058
Hess Corp.	214,823	9,568,216
HollyFrontier Corp.	140,992	4,066,209
Kinder Morgan Inc./DE	1,526,260	31,181,492
Marathon Oil Corp.	672,415	8,223,635
Marathon Petroleum Corp.	412,380	23,089,156
Murphy Oil Corp.	128,938	3,427,172

Security	Shares	Value
Newfield Exploration Co.[b]	158,354	$4,549,510
Noble Energy Inc.	361,859	10,461,344
Oasis Petroleum Inc.[b]	189,140	1,471,509
Occidental Petroleum Corp.	607,819	37,642,231
ONEOK Inc.	302,007	17,084,536
Parsley Energy Inc. Class Ab	180,274	5,278,423
PBF Energy Inc. Class A	87,263	1,986,979
Phillips 66	348,783	29,210,576
Pioneer Natural Resources Co.	135,219	22,054,219
QEP Resources Inc.[b]	191,457	1,640,787
Range Resources Corp.	149,589	3,157,824
Rice Energy Inc.[b]	123,859	3,464,336
SemGroup Corp. Class A	42,340	1,145,297
SM Energy Co.	78,087	1,357,933
Southwestern Energy Co.[b]	402,707	2,295,430
Targa Resources Corp.	171,297	7,949,894
Valero Energy Corp.	355,588	24,524,904
Whiting Petroleum Corp.[a,b]	222,833	1,169,873
Williams Companies Inc. (The)	656,863	20,875,106
World Fuel Services Corp.	54,978	1,777,989
WPX Energy Inc.[b]	316,081	3,407,353

		936,610,346
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.28%
First Solar Inc.[b]	62,180	3,066,096

		3,066,096

TOTAL COMMON STOCKS
(Cost: $1,461,086,572)		1,113,012,209

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	23,110,595	23,117,529

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,915,835	$1,915,835

		25,033,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,029,978)		25,033,364

TOTAL INVESTMENTS IN SECURITIES — 102.04%
(Cost: $1,486,116,550)[f]		1,138,045,573
Other Assets, Less Liabilities — (2.04)%		(22,805,988)

NET ASSETS — 100.00%		$1,115,239,585

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,525,490,316. Net unrealized depreciation was $387,444,743, of which $6,552,237 represented gross unrealized appreciation on securities and $393,996,980 represented gross unrealized depreciation on securities.

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,113,012,209	$—	$—	$1,113,012,209
Money market funds	25,033,364	—	—	25,033,364

Total	$1,138,045,573	$—	$—	$1,138,045,573

116

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

BANKS — 55.38%
Associated Banc-Corp.	72,969	$1,747,608
BancorpSouth Inc.	39,824	1,196,711
Bank of America Corp.	4,745,057	114,450,775
Bank of Hawaii Corp.	20,568	1,720,925
Bank of the Ozarks Inc.	58,014	2,503,304
BankUnited Inc.	51,136	1,760,101
BB&T Corp.	386,860	18,306,215
BOK Financial Corp.	10,117	860,653
Cathay General Bancorp.	36,086	1,351,421
CIT Group Inc.	69,021	3,288,851
Citigroup Inc.	1,312,750	89,857,737
Citizens Financial Group Inc.	241,522	8,472,592
Comerica Inc.	84,363	6,100,289
Commerce Bancshares Inc./MO	41,852	2,429,090
Cullen/Frost Bankers Inc.	27,339	2,481,834
East West Bancorp. Inc.	68,890	3,925,352
F.N.B. Corp.	155,491	2,130,227
Fifth Third Bancorp.	357,728	9,551,338
First Financial Bankshares Inc.	31,821	1,376,258
First Horizon National Corp.	112,129	1,954,408
First Republic Bank/CA	73,565	7,380,776
Fulton Financial Corp.	83,832	1,529,934
Glacier Bancorp. Inc.	36,816	1,285,615
Hancock Holding Co.	40,467	1,861,482
Huntington Bancshares Inc./OH	518,340	6,868,005
IBERIABANK Corp.	24,428	1,975,004
International Bancshares Corp.	28,102	994,811
Investors Bancorp. Inc.	149,473	1,985,001
JPMorgan Chase & Co.	1,693,973	155,506,721
KeyCorp	522,624	9,428,137
M&T Bank Corp.	73,361	11,968,847
MB Financial Inc.	34,115	1,395,303
PacWest Bancorp.	57,455	2,758,989
People’s United Financial Inc.	165,248	2,881,925
PNC Financial Services Group Inc. (The)[a]	230,724	29,717,251
Popular Inc.	48,801	2,056,474
Prosperity Bancshares Inc.	33,344	2,137,350
Regions Financial Corp.	573,142	8,367,873
Signature Bank/New York NYb	25,597	3,547,232
SunTrust Banks Inc.	230,521	13,206,548
SVB Financial Group[b]	25,029	4,466,175
Synovus Financial Corp.	58,646	2,549,928
TCF Financial Corp.	82,164	1,294,905
Texas Capital Bancshares Inc.[b]	23,802	1,864,887
Trustmark Corp.	33,022	1,055,383
U.S. Bancorp.	755,329	39,866,265
UMB Financial Corp.	21,100	1,469,826
Umpqua Holdings Corp.	105,853	1,962,515
United Bankshares Inc./WV	50,228	1,732,866
Valley National Bancorp.	127,061	1,509,485
Webster Financial Corp.	44,145	2,292,450
Wells Fargo & Co.	2,144,448	115,671,525
Western Alliance Bancorp.[b]	45,642	2,299,444
Wintrust Financial Corp.	26,638	2,006,108

Security	Shares	Value
Zions BanCorp.	96,612	$4,378,456

		726,739,185
CAPITAL MARKETS — 25.50%
Affiliated Managers Group Inc.	27,087	5,033,577
Ameriprise Financial Inc.	72,689	10,531,182
Bank of New York Mellon Corp. (The)	495,811	26,292,857
BlackRock Inc.[a]	57,807	24,656,420
CBOE Holdings Inc.	43,807	4,141,076
Charles Schwab Corp. (The)	580,163	24,888,993
CME Group Inc.	162,009	19,865,544
Donnelley Financial Solutions Inc.[b]	15,873	368,254
E*TRADE Financial Corp.[b]	130,968	5,369,688
Eaton Vance Corp. NVS	54,825	2,691,359
FactSet Research Systems Inc.	18,925	3,164,638
Federated Investors Inc. Class B NVS	30,590	881,910
Financial Engines Inc.	27,690	1,064,681
Franklin Resources Inc.	163,258	7,310,693
Goldman Sachs Group Inc. (The)	174,543	39,329,774
Intercontinental Exchange Inc.	282,298	18,832,100
Invesco Ltd.	193,988	6,744,963
Janus Henderson Group PLC[b,c]	86,002	2,880,207
Lazard Ltd. Class A	62,127	2,901,952
Legg Mason Inc.	40,842	1,634,088
LPL Financial Holdings Inc.	38,486	1,761,119
MarketAxess Holdings Inc.	18,008	3,653,643
Moody’s Corp.	79,354	10,445,367
Morgan Stanley	679,119	31,850,681
MSCI Inc.	43,173	4,703,698
Nasdaq Inc.	54,344	4,041,563
Northern Trust Corp.	102,900	9,004,779
Raymond James Financial Inc.	61,116	5,084,240
S&P Global Inc.	122,919	18,879,129
SEI Investments Co.	63,923	3,612,289
State Street Corp.	168,624	15,720,816
Stifel Financial Corp.[b]	32,811	1,668,439
T Rowe Price Group Inc.	115,035	9,515,695
TD Ameritrade Holding Corp.	115,819	5,296,403
Waddell & Reed Financial Inc. Class A	36,325	750,838

		334,572,655
CONSUMER FINANCE — 6.36%
Ally Financial Inc.	218,944	4,956,892
American Express Co.	357,969	30,509,698
Capital One Financial Corp.	230,279	19,845,444
Discover Financial Services	181,275	11,046,898
LendingClub Corp.[b]	156,960	795,787
Navient Corp.	137,105	2,022,299
PRA Group Inc.[b]	22,215	870,828
SLM Corp.[b]	206,295	2,285,749
Synchrony Financial	367,253	11,135,111

		83,468,706
INSURANCE — 0.48%
FNF Group	129,665	6,335,432

		6,335,432

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2017

Security	Shares	Value
IT SERVICES — 11.37%
MasterCard Inc. Class A	447,231	$57,156,122
Visa Inc. Class A	880,290	87,641,672
Western Union Co. (The)	224,696	4,437,746

		149,235,540
THRIFTS & MORTGAGE FINANCE — 0.71%
Capitol Federal Financial Inc.	61,380	875,279
MGIC Investment Corp.[b]	177,367	2,069,873
New York Community Bancorp. Inc.	233,179	3,061,640
Radian Group Inc.	111,404	1,940,658
Washington Federal Inc.	42,818	1,432,262

		9,379,712

TOTAL COMMON STOCKS
(Cost: $1,178,438,046)		1,309,731,230

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	2,863,769	2,864,628
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	2,201,341	2,201,341

		5,065,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,065,969)		5,065,969

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $1,183,504,015)[g]		1,314,797,199
Other Assets, Less Liabilities — (0.19)%		(2,479,883)

NET ASSETS — 100.00%		$1,312,317,316

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,191,321,119. Net unrealized appreciation was $123,476,080, of which $141,623,425 represented gross unrealized appreciation on securities and $18,147,345 represented gross unrealized depreciation on securities.

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	66,895	2,005	(11,093)	57,807	$24,656,420	$150,393	$454,914
PNC Financial Services Group Inc. (The)	267,357	7,842	(44,475)	230,724	29,717,251	172,284	1,297,160

					$54,373,671	$322,677	$1,752,074

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,309,731,230	$—	$—	$1,309,731,230
Money market funds	5,065,969	—	—	5,065,969

Total	$1,314,797,199	$—	$—	$1,314,797,199

119

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

BANKS — 31.51%
Associated Banc-Corp.	58,279	$1,395,782
BancorpSouth Inc.	31,475	945,824
Bank of America Corp.	3,762,760	90,757,771
Bank of Hawaii Corp.	16,226	1,357,629
Bank of the Ozarks Inc.	45,882	1,979,808
BankUnited Inc.	40,848	1,405,988
BB&T Corp.	306,819	14,518,675
BOK Financial Corp.	8,005	680,985
Cathay General Bancorp.	28,681	1,074,104
CIT Group Inc.	54,962	2,618,939
Citigroup Inc.	1,040,992	71,255,902
Citizens Financial Group Inc.	191,514	6,718,311
Comerica Inc.	66,973	4,842,818
Commerce Bancshares Inc./MO	33,085	1,920,253
Cullen/Frost Bankers Inc.	21,655	1,965,841
East West Bancorp. Inc.	54,753	3,119,826
F.N.B. Corp.	122,051	1,672,099
Fifth Third Bancorp.	283,619	7,572,627
First Financial Bankshares Inc.	25,180	1,089,035
First Horizon National Corp.	88,447	1,541,631
First Republic Bank/CA	58,364	5,855,660
Fulton Financial Corp.	66,534	1,214,246
Glacier Bancorp. Inc.	29,425	1,027,521
Hancock Holding Co.	32,268	1,484,328
Huntington Bancshares Inc./OH	411,288	5,449,566
IBERIABANK Corp.	19,271	1,558,060
International Bancshares Corp.	22,073	781,384
Investors Bancorp. Inc.	118,433	1,572,790
JPMorgan Chase & Co.	1,343,296	123,314,573
KeyCorp	415,301	7,492,030
M&T Bank Corp.	58,247	9,502,998
MB Financial Inc.	27,023	1,105,241
PacWest Bancorp.	45,585	2,188,992
People’s United Financial Inc.	130,230	2,271,211
PNC Financial Services Group Inc. (The)[a]	182,959	23,565,119
Popular Inc.	38,605	1,626,815
Prosperity Bancshares Inc.	26,352	1,689,163
Regions Financial Corp.	454,527	6,636,094
Signature Bank/New York NYb	20,301	2,813,313
SunTrust Banks Inc.	182,968	10,482,237
SVB Financial Group[b]	19,899	3,550,778
Synovus Financial Corp.	46,330	2,014,428
TCF Financial Corp.	65,096	1,025,913
Texas Capital Bancshares Inc.[b]	18,805	1,473,372
Trustmark Corp.	25,837	825,751
U.S. Bancorp.	598,966	31,613,426
UMB Financial Corp.	16,761	1,167,571
Umpqua Holdings Corp.	83,622	1,550,352
United Bankshares Inc./WV	39,654	1,368,063
Valley National Bancorp.	100,020	1,188,238
Webster Financial Corp.	35,021	1,818,641
Wells Fargo & Co.	1,700,515	91,725,779
Western Alliance Bancorp.[b,c]	35,872	1,807,231
Wintrust Financial Corp.	21,217	1,597,852
Zions BanCorp.	76,819	3,481,437

		576,274,021

Security	Shares	Value
CAPITAL MARKETS — 14.52%
Affiliated Managers Group Inc.	21,408	$3,978,249
Ameriprise Financial Inc.	57,636	8,350,304
Bank of New York Mellon Corp. (The)	393,173	20,849,964
BlackRock Inc.[a]	45,841	19,552,562
CBOE Holdings Inc.	34,842	3,293,614
Charles Schwab Corp. (The)	460,064	19,736,746
CME Group Inc.	128,477	15,753,850
Donnelley Financial Solutions Inc.[b]	12,419	288,121
E*TRADE Financial Corp.[b]	104,062	4,266,542
Eaton Vance Corp. NVS	43,457	2,133,304
FactSet Research Systems Inc.	14,943	2,498,768
Federated Investors Inc. Class B NVS	28,968	835,147
Financial Engines Inc.	22,217	854,244
Franklin Resources Inc.	129,530	5,800,353
Goldman Sachs Group Inc. (The)	138,413	31,188,601
Intercontinental Exchange Inc.	223,877	14,934,835
Invesco Ltd.	153,945	5,352,668
Janus Henderson Group PLC[b]	68,547	2,295,639
Lazard Ltd. Class A	49,137	2,295,189
Legg Mason Inc.	32,283	1,291,643
LPL Financial Holdings Inc.	30,458	1,393,758
MarketAxess Holdings Inc.	14,235	2,888,139
Moody’s Corp.	63,045	8,298,613
Morgan Stanley	538,534	25,257,245
MSCI Inc.	34,313	3,738,401
Nasdaq Inc.	43,106	3,205,793
Northern Trust Corp.	81,774	7,156,043
Raymond James Financial Inc.	48,468	4,032,053
S&P Global Inc.	97,487	14,973,028
SEI Investments Co.	50,567	2,857,541
State Street Corp.	133,768	12,471,191
Stifel Financial Corp.[b]	26,211	1,332,829
T Rowe Price Group Inc.	91,229	7,546,463
TD Ameritrade Holding Corp.	92,021	4,208,120
Waddell & Reed Financial Inc. Class A	29,341	606,479

		265,516,039
CONSUMER FINANCE — 3.62%
Ally Financial Inc.	173,833	3,935,579
American Express Co.	283,864	24,193,729
Capital One Financial Corp.	182,609	15,737,243
Discover Financial Services	143,954	8,772,557
LendingClub Corp.[b,c]	123,482	626,054
Navient Corp.	107,857	1,590,891
PRA Group Inc.[b,c]	17,745	695,604
SLM Corp.[b]	164,117	1,818,416
Synchrony Financial	291,656	8,843,010

		66,213,083
DIVERSIFIED FINANCIAL SERVICES — 7.02%
Berkshire Hathaway Inc. Class Bb	718,187	125,661,179
Voya Financial Inc.	70,362	2,761,005

		128,422,184

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.56%
Acadia Realty Trust[c]	31,782	$945,197
Alexandria Real Estate Equities Inc.	34,490	4,181,912
American Campus Communities Inc.	50,792	2,434,968
American Homes 4 Rent Class A	88,800	2,043,288
American Tower Corp.	160,694	21,907,413
Apartment Investment & Management Co. Class A	59,372	2,704,395
Apple Hospitality REIT Inc.	59,603	1,100,271
AvalonBay Communities Inc.	52,148	10,030,668
Boston Properties Inc.	58,168	7,033,093
Brandywine Realty Trust	66,377	1,115,797
Brixmor Property Group Inc.	95,960	1,879,856
Camden Property Trust	33,257	2,983,153
Care Capital Properties Inc.	31,254	756,972
CBL & Associates Properties Inc.[c]	63,207	555,590
Colony NorthStar Inc. Class Ac	208,263	3,048,970
Columbia Property Trust Inc.[c]	46,811	1,018,139
CoreCivic Inc.	44,790	1,240,683
CoreSite Realty Corp.	12,917	1,402,528
Corporate Office Properties Trust	37,894	1,261,491
Cousins Properties Inc.[c]	158,661	1,458,095
Crown Castle International Corp.[c]	152,176	15,305,862
CubeSmart[c]	68,373	1,686,078
CyrusOne Inc.	29,757	1,776,790
DCT Industrial Trust Inc.	34,835	1,962,604
DDR Corp.	116,807	1,190,263
DiamondRock Hospitality Co.	75,998	887,657
Digital Realty Trust Inc.	60,414	6,968,151
Douglas Emmett Inc.	55,499	2,123,392
Duke Realty Corp.	134,691	3,850,816
DuPont Fabros Technology Inc.[c]	29,656	1,848,458
EastGroup Properties Inc.	12,869	1,121,919
Education Realty Trust Inc.	27,877	1,046,781
EPR Properties	24,412	1,766,941
Equinix Inc.	29,467	13,281,661
Equity Commonwealth[b]	46,958	1,482,934
Equity Lifestyle Properties Inc.	30,993	2,705,689
Equity Residential	138,994	9,459,932
Essex Property Trust Inc.	24,803	6,490,945
Extra Space Storage Inc.[c]	47,717	3,793,502
Federal Realty Investment Trust	27,346	3,626,900
First Industrial Realty Trust Inc.	44,557	1,359,880
Forest City Realty Trust Inc. Class A	83,225	2,029,026
Four Corners Property Trust Inc.	23,293	591,176
Gaming and Leisure Properties Inc.	74,287	2,818,449
GEO Group Inc. (The)	46,996	1,379,333
GGP Inc.	220,430	4,983,922
Gramercy Property Trust	57,387	1,734,235
HCP Inc.	177,266	5,610,469
Healthcare Realty Trust Inc.	44,138	1,469,795
Healthcare Trust of America Inc. Class Ac	72,366	2,213,676
Highwoods Properties Inc.	38,836	2,000,831
Hospitality Properties Trust	57,642	1,675,077

Security	Shares	Value
Host Hotels & Resorts Inc.	279,935	$5,223,587
Hudson Pacific Properties Inc.	59,059	1,932,410
Iron Mountain Inc.	93,139	3,393,054
JBG SMITH Properties[b]	32,973	1,169,882
Kilroy Realty Corp.	37,316	2,590,104
Kimco Realty Corp.	161,401	3,257,072
Kite Realty Group Trust[c]	29,326	602,063
Lamar Advertising Co. Class A	31,553	2,226,695
LaSalle Hotel Properties	42,947	1,268,654
Lexington Realty Trust	82,559	840,451
Liberty Property Trust	55,648	2,338,329
Life Storage Inc.	17,598	1,285,358
Macerich Co. (The)[c]	45,047	2,585,247
Mack-Cali Realty Corp.	34,581	907,405
Medical Properties Trust Inc.	138,669	1,799,924
Mid-America Apartment Communities Inc.	42,996	4,451,376
National Health Investors Inc.[c]	15,468	1,194,903
National Retail Properties Inc.	56,355	2,253,073
Omega Healthcare Investors Inc.[c]	74,448	2,351,812
Outfront Media Inc.	52,461	1,199,783
Paramount Group Inc.	69,088	1,130,971
Park Hotels & Resorts Inc.[c]	54,660	1,471,994
Parkway Inc.	16,428	378,008
Pebblebrook Hotel Trust[c]	26,335	886,699
Physicians Realty Trust[c]	67,249	1,252,176
Piedmont Office Realty Trust Inc. Class Ac	55,254	1,160,887
Potlatch Corp.	15,654	749,044
Prologis Inc.	200,599	12,198,425
Public Storage	56,553	11,625,600
Quality Care Properties Inc.[b]	35,755	601,399
Rayonier Inc.	49,206	1,430,418
Realty Income Corp.[c]	103,298	5,894,184
Regency Centers Corp.[c]	55,389	3,667,860
Retail Properties of America Inc. Class A	90,253	1,194,047
RLJ Lodging Trust	47,529	1,005,714
Ryman Hospitality Properties Inc.[c]	19,329	1,209,802
SBA Communications Corp.[b]	45,879	6,310,656
Senior Housing Properties Trust	83,355	1,621,255
Simon Property Group Inc.	118,040	18,709,340
SL Green Realty Corp.	38,571	3,983,227
Spirit Realty Capital Inc.[c]	183,833	1,457,796
STORE Capital Corp.	64,830	1,516,374
Sun Communities Inc.	26,870	2,391,699
Sunstone Hotel Investors Inc.	83,680	1,362,310
Tanger Factory Outlet Centers Inc.[c]	36,991	977,672
Taubman Centers Inc.	23,213	1,320,123
UDR Inc.	101,294	3,959,582
Uniti Group Inc.[b]	60,337	1,544,627
Urban Edge Properties	38,007	955,116
Ventas Inc.	134,343	9,048,001
VEREIT Inc.	369,549	3,070,952
Vornado Realty Trust	65,177	5,171,795
Washington Prime Group Inc.[c]	71,885	648,403
Washington REIT	29,005	969,637
Weingarten Realty Investors	44,778	1,453,494
Welltower Inc.	138,569	10,169,579
Weyerhaeuser Co.[c]	284,388	9,390,492
WP Carey Inc.	40,433	2,770,065
Xenia Hotels & Resorts Inc.	40,425	821,436

		357,697,664

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2017

Security	Shares	Value
INSURANCE — 15.26%
Aflac Inc.	150,124	$11,972,389
Alleghany Corp.[b]	5,528	3,390,544
Allstate Corp. (The)	137,871	12,546,261
American Financial Group Inc./OH	27,824	2,821,354
American International Group Inc.	332,527	21,763,892
AmTrust Financial Services Inc.	40,997	655,952
Aon PLC	99,104	13,693,200
Arch Capital Group Ltd.[b]	49,198	4,784,997
Arthur J Gallagher & Co.	68,002	3,997,838
Aspen Insurance Holdings Ltd.	22,532	1,099,562
Assurant Inc.	20,730	2,182,247
Assured Guaranty Ltd.	46,190	2,079,012
Axis Capital Holdings Ltd.	32,051	2,069,854
Brown & Brown Inc.	43,502	1,940,189
Chubb Ltd.	176,541	25,856,195
Cincinnati Financial Corp.	56,765	4,323,222
CNO Financial Group Inc.	60,114	1,375,408
Erie Indemnity Co. Class A	7,106	905,731
Everest Re Group Ltd.	15,554	4,081,214
First American Financial Corp.	42,070	2,036,609
FNF Group	102,958	5,030,528
Genworth Financial Inc. Class Ab	175,082	600,531
Hanover Insurance Group Inc. (The)	16,149	1,531,894
Hartford Financial Services Group Inc. (The)	138,875	7,638,125
Kemper Corp.	18,423	723,103
Lincoln National Corp.	84,838	6,198,264
Loews Corp.	104,507	5,087,401
Markel Corp.[b,c]	5,293	5,671,502
Marsh & McLennan Companies Inc.	194,859	15,193,156
Mercury General Corp.	14,092	843,970
MetLife Inc.	408,512	22,468,160
Old Republic International Corp.	92,465	1,814,163
Primerica Inc.	16,675	1,351,509
Principal Financial Group Inc.	101,358	6,765,647
ProAssurance Corp.	20,252	1,251,574
Progressive Corp. (The)	219,864	10,362,190
Prudential Financial Inc.	162,202	18,366,132
Reinsurance Group of America Inc.	24,372	3,416,954
RenaissanceRe Holdings Ltd.	13,279	1,950,818
RLI Corp.	14,552	844,889
Torchmark Corp.	41,145	3,249,221
Travelers Companies Inc. (The)	105,676	13,536,039
Unum Group	86,447	4,333,588
Validus Holdings Ltd.	30,012	1,614,345
White Mountains Insurance Group Ltd.	1,738	1,502,675
Willis Towers Watson PLC	48,062	7,155,471
WR Berkley Corp.	36,689	2,530,440
XL Group Ltd.	98,896	4,390,982

		278,998,941

Security	Shares	Value
IT SERVICES — 6.47%
MasterCard Inc. Class A	354,649	$45,324,142
Visa Inc. Class A	698,057	69,498,555
Western Union Co. (The)	178,333	3,522,077

		118,344,774
MORTGAGE REAL ESTATE INVESTMENT — 0.99%
AGNC Investment Corp.	134,922	2,857,648
Annaly Capital Management Inc.	407,764	4,905,401
Blackstone Mortgage Trust Inc. Class Ac	36,343	1,121,908
Chimera Investment Corp.[c]	68,170	1,282,959
CYS Investments Inc.	59,223	503,988
Invesco Mortgage Capital Inc.[c]	43,033	715,639
MFA Financial Inc.	151,596	1,287,050
New Residential Investment Corp.	116,282	1,976,794
Starwood Property Trust Inc.	98,776	2,177,023
Two Harbors Investment Corp.	132,529	1,310,712

		18,139,122
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.61%
Alexander & Baldwin Inc.	17,656	740,316
CBRE Group Inc. Class Ab,c	113,878	4,326,225
Howard Hughes Corp. (The)[b]	13,746	1,729,384
Jones Lang LaSalle Inc.	17,136	2,180,042
Realogy Holdings Corp.	52,251	1,734,733
St. Joe Co. (The)[b,c]	25,254	455,835

		11,166,535
THRIFTS & MORTGAGE FINANCE — 0.41%
Capitol Federal Financial Inc.	48,396	690,127
MGIC Investment Corp.[b]	141,098	1,646,614
New York Community Bancorp. Inc.	185,465	2,435,155
Radian Group Inc.	87,754	1,528,675
Washington Federal Inc.	33,857	1,132,516

		7,433,087

TOTAL COMMON STOCKS (Cost: $1,719,533,219)		1,828,205,450

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	30,885,999	30,895,265

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	1,187,071	$1,187,071

		32,082,336

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,077,539)		32,082,336

TOTAL INVESTMENTS IN SECURITIES — 101.73% (Cost: $1,751,610,758)[g]		1,860,287,786
Other Assets, Less Liabilities — (1.73)%		(31,603,740)

NET ASSETS — 100.00%		$1,828,684,046

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,757,027,548. Net unrealized appreciation was $103,260,238, of which $164,674,322 represented gross unrealized appreciation on securities and $61,414,084 represented gross unrealized depreciation on securities.

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	44,442	9,214	(7,815)	45,841	$19,552,562	$108,148	$344,332
PNC Financial Services Group Inc. (The)	177,540	37,013	(31,594)	182,959	23,565,119	136,656	833,939

					$43,117,681	$244,804	$1,178,271

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,828,205,450	$—	$—	$1,828,205,450
Money market funds	32,082,336	—	—	32,082,336

Total	$1,860,287,786	$—	$—	$1,860,287,786

124

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

BIOTECHNOLOGY — 23.18%
AbbVie Inc.	1,009,711	$70,588,896
ACADIA Pharmaceuticals Inc.[a]	60,524	1,801,799
Agios Pharmaceuticals Inc.[a,b]	26,664	1,491,584
Alexion Pharmaceuticals Inc.[a]	142,467	19,566,418
Alkermes PLC[a]	97,052	5,280,599
Alnylam Pharmaceuticals Inc.[a,b]	51,454	4,257,304
Amgen Inc.	466,864	81,472,437
AquaBounty Technologies Inc.[a,b]	563	3,879
Biogen Inc.[a]	135,525	39,246,685
BioMarin Pharmaceutical Inc.[a]	110,699	9,711,623
Bioverativ Inc.[a]	68,774	4,261,925
Bluebird Bio Inc.[a,b]	25,953	2,446,070
Celgene Corp.[a]	495,374	67,078,593
Dyax Corp.[a,c]	95,647	219,032
Gilead Sciences Inc.	829,019	63,080,056
Incyte Corp.[a]	107,826	14,372,128
Intercept Pharmaceuticals Inc.[a,b]	11,348	1,329,191
Intrexon Corp.[a,b]	37,695	813,835
Ionis Pharmaceuticals Inc.[a,b]	78,817	4,130,011
Juno Therapeutics Inc.[a]	48,432	1,376,922
Kite Pharma Inc.[a,b]	32,053	3,474,866
Ligand Pharmaceuticals Inc.[a]	12,020	1,453,338
Myriad Genetics Inc.[a]	43,489	1,055,478
Neurocrine Biosciences Inc.[a,b]	55,994	2,689,392
Novavax Inc.[a,b]	187,500	195,000
OPKO Health Inc.[a,b]	229,573	1,480,746
Portola Pharmaceuticals Inc.[a,b]	36,047	2,224,100
Radius Health Inc.[a,b]	23,601	1,039,152
Regeneron Pharmaceuticals Inc.[a]	48,339	23,764,419
Seattle Genetics Inc.[a]	61,567	3,109,133
TESARO Inc.[a,b]	21,914	2,797,541
Ultragenyx Pharmaceutical Inc.[a]	24,732	1,640,226
United Therapeutics Corp.[a]	28,586	3,670,442
Vertex Pharmaceuticals Inc.[a]	158,013	23,989,534

		465,112,354
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Healthcare Services Group Inc.[b]	46,263	2,417,242

		2,417,242
HEALTH CARE EQUIPMENT & SUPPLIES — 20.59%
Abbott Laboratories	1,100,898	54,142,164
ABIOMED Inc.[a]	25,911	3,837,160
Alere Inc.[a,b]	55,293	2,786,214
Align Technology Inc.[a]	47,908	8,011,655
Baxter International Inc.	309,446	18,715,294
Becton Dickinson and Co.	144,238	29,049,533
Boston Scientific Corp.[a]	868,782	23,126,977
Cooper Companies Inc. (The)	30,996	7,558,994
CR Bard Inc.	45,941	14,728,685
Danaher Corp.	387,524	31,579,331
DENTSPLY SIRONA Inc.	145,430	9,021,023
DexCom Inc.[a,b]	54,920	3,658,221

Security	Shares	Value
Edwards Lifesciences Corp.[a]	133,107	$15,331,264
Haemonetics Corp.[a]	33,522	1,378,760
Halyard Health Inc.[a]	29,695	1,194,333
Hill-Rom Holdings Inc.	38,057	2,836,008
Hologic Inc.[a]	177,593	7,851,387
IDEXX Laboratories Inc.[a]	55,904	9,305,780
Intuitive Surgical Inc.[a,b]	23,371	21,928,074
Medtronic PLC	868,456	72,924,250
NuVasive Inc.[a]	32,151	2,115,214
ResMed Inc.	89,914	6,934,168
STERIS PLC	53,887	4,410,651
Stryker Corp.	196,814	28,951,339
Teleflex Inc.	28,522	5,910,329
Varex Imaging Corp.[a]	23,578	727,381
Varian Medical Systems Inc.[a,b]	58,242	5,656,463
West Pharmaceutical Services Inc.	46,767	4,148,233
Zimmer Biomet Holdings Inc.	127,662	15,487,954

		413,306,839
HEALTH CARE PROVIDERS & SERVICES — 17.28%
Acadia Healthcare Co. Inc.[a,b]	48,467	2,565,358
Aetna Inc.	210,440	32,472,996
Anthem Inc.	168,111	31,303,949
Brookdale Senior Living Inc.[a,b]	118,531	1,683,140
Centene Corp.[a]	109,288	8,679,653
Cigna Corp.	162,423	28,190,136
Community Health Systems Inc.[a]	73,523	525,689
DaVita Inc.[a]	98,664	6,391,454
Envision Healthcare Corp.[a]	74,670	4,213,628
Express Scripts Holding Co.[a,b]	376,548	23,586,967
HCA Healthcare Inc.[a]	181,566	14,587,012
HealthSouth Corp.	56,653	2,411,152
Henry Schein Inc.[a]	50,328	9,170,265
Humana Inc.	91,554	21,167,285
Laboratory Corp. of America Holdings[a]	64,899	10,313,100
LifePoint Health Inc.[a,b]	25,667	1,524,620
Magellan Health Inc.[a]	15,007	1,118,772
MEDNAX Inc.[a]	59,130	2,777,927
Molina Healthcare Inc.[a,b]	27,007	1,804,068
Owens & Minor Inc.	39,076	1,259,420
Patterson Companies Inc.	51,982	2,168,689
Quest Diagnostics Inc.	86,808	9,402,175
Tenet Healthcare Corp.[a,b]	50,776	880,964
UnitedHealth Group Inc.	611,368	117,266,496
Universal Health Services Inc. Class B	56,700	6,284,061
WellCare Health Plans Inc.[a]	28,176	4,986,870

		346,735,846
LIFE SCIENCES TOOLS & SERVICES — 4.48%
Bio-Rad Laboratories Inc. Class Aa	13,219	3,114,793
Bio-Techne Corp.	23,773	2,755,528
Bruker Corp.	66,687	1,912,583
Charles River Laboratories International Inc.[a]	30,137	2,959,453
Illumina Inc.[a]	92,627	16,103,204
PAREXEL International Corp.[a]	32,150	2,813,768
Quintiles IMS Holdings Inc.[a]	87,030	7,880,567
Thermo Fisher Scientific Inc.	248,198	43,566,195

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2017

Security	Shares	Value
Waters Corp.[a]	50,779	$8,807,110

		89,913,201
PHARMACEUTICALS — 34.21%
Akorn Inc.[a]	55,271	1,858,211
Allergan PLC	213,083	53,767,233
Bristol-Myers Squibb Co.	1,045,172	59,470,287
Catalent Inc.[a]	79,530	2,759,691
Eli Lilly & Co.	616,016	50,919,882
Endo International PLC[a]	125,439	1,382,338
Horizon Pharma PLC[a]	102,749	1,230,933
Impax Laboratories Inc.[a,b]	46,231	894,570
Jazz Pharmaceuticals PLC[a,b]	38,046	5,844,246
Johnson & Johnson	1,709,033	226,822,860
Mallinckrodt PLC[a]	62,985	2,884,713
Medicines Co. (The)[a,b]	45,882	1,764,163
Merck & Co. Inc.	1,735,254	110,848,025
Mylan NVa	292,431	11,401,885
Pacira Pharmaceuticals Inc./DEa	25,492	1,006,934
Perrigo Co. PLC	90,890	6,809,479
Pfizer Inc.	3,786,147	125,548,634
Prestige Brands Holdings Inc.[a]	33,649	1,804,596
Zoetis Inc.	311,371	19,466,915

		686,485,595

TOTAL COMMON STOCKS
(Cost: $1,928,417,068)		2,003,971,077

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[d,e,f]	52,586,295	52,602,071
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[d,e]	2,127,619	2,127,619

		54,729,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,720,459)		54,729,690

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 102.59%
(Cost: $1,983,137,527)[g]	$2,058,700,767
Other Assets, Less Liabilities — (2.59)%	(51,917,936)

NET ASSETS — 100.00%	$2,006,782,831

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,995,405,608. Net unrealized appreciation was $63,295,159, of which $207,643,115 represented gross unrealized appreciation on securities and $144,347,956 represented gross unrealized depreciation on securities.

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,003,752,045	$—	$219,032	$2,003,971,077
Money market funds	54,729,690	—	—	54,729,690

Total	$2,058,481,735	$—	$219,032	$2,058,700,767

127

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 18.96%
Arconic Inc.	152,440	$3,778,988
Boeing Co. (The)	194,136	47,070,214
BWX Technologies Inc.	34,407	1,812,561
Curtiss-Wright Corp.	15,304	1,475,612
DigitalGlobe Inc.[a]	21,463	749,059
Esterline Technologies Corp.[a]	10,361	999,836
General Dynamics Corp.	98,079	19,255,850
HEICO Corp.[b]	9,319	748,968
HEICO Corp. Class A	15,570	1,106,248
Hexcel Corp.	31,393	1,606,380
Huntington Ingalls Industries Inc.	15,919	3,281,065
KLX Inc.[a]	17,950	931,964
L3 Technologies Inc.	26,927	4,711,417
Lockheed Martin Corp.	86,089	25,149,180
Moog Inc. Class Aa	11,202	832,533
Northrop Grumman Corp.	60,373	15,885,947
Orbital ATK Inc.	19,932	2,036,652
Raytheon Co.	100,664	17,291,055
Rockwell Collins Inc.	56,153	5,981,979
Spirit AeroSystems Holdings Inc. Class A	41,674	2,518,360
Teledyne Technologies Inc.[a,b]	12,201	1,663,484
Textron Inc.	92,579	4,548,406
TransDigm Group Inc.	16,912	4,771,552
Triumph Group Inc.	17,370	444,672
United Technologies Corp.	257,701	30,555,608

		199,207,590
AIR FREIGHT & LOGISTICS — 5.04%
CH Robinson Worldwide Inc.	48,720	3,196,032
Expeditors International of Washington Inc.	62,304	3,668,460
FedEx Corp.	85,066	17,696,280
Hub Group Inc. Class Aa	11,567	393,856
United Parcel Service Inc. Class B	238,210	26,272,181
XPO Logistics Inc.[a,b]	28,307	1,701,534

		52,928,343
BUILDING PRODUCTS — 3.07%
Allegion PLC	32,927	2,674,990
AO Smith Corp.	50,929	2,727,248
Armstrong World Industries Inc.[a,b]	16,606	806,221
Fortune Brands Home & Security Inc.	53,209	3,494,235
Johnson Controls International PLC	324,432	12,636,626
Lennox International Inc.	13,275	2,270,025
Masco Corp.	110,647	4,218,970
Owens Corning	38,702	2,594,969
USG Corp.[a,b]	31,419	849,570

		32,272,854
CHEMICALS — 0.90%
Sherwin-Williams Co. (The)	28,016	9,448,956

		9,448,956

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.59%
Cintas Corp.	29,868	$4,027,700
Clean Harbors Inc.[a]	18,026	1,023,877
Covanta Holding Corp.	45,389	685,374
Deluxe Corp.	16,742	1,208,772
LSC Communications Inc.	11,789	252,049
MSA Safety Inc.	10,930	876,149
Republic Services Inc.	79,505	5,105,811
RR Donnelley & Sons Co.	22,116	273,354
Stericycle Inc.[a]	29,456	2,270,468
Tetra Tech Inc.	19,779	938,513
Waste Management Inc.	140,573	10,564,061

		27,226,128
CONSTRUCTION & ENGINEERING — 1.12%
AECOM[a]	53,824	1,716,986
Chicago Bridge & Iron Co. NVb	35,207	659,779
EMCOR Group Inc.	20,555	1,387,462
Fluor Corp.	48,516	2,107,050
Jacobs Engineering Group Inc.	41,653	2,195,946
KBR Inc.	49,449	737,779
Quanta Services Inc.[a]	51,387	1,733,284
Valmont Industries Inc.	7,842	1,197,473

		11,735,759
CONSTRUCTION MATERIALS — 1.15%
Eagle Materials Inc.	16,777	1,578,716
Martin Marietta Materials Inc.	21,659	4,904,247
Vulcan Materials Co.	45,702	5,626,830

		12,109,793
CONTAINERS & PACKAGING — 3.89%
AptarGroup Inc.	21,595	1,747,683
Avery Dennison Corp.	30,615	2,845,052
Ball Corp.	121,080	5,073,252
Bemis Co. Inc.	31,797	1,347,239
Berry Global Group Inc.[a]	44,764	2,510,365
Crown Holdings Inc.[a]	47,038	2,797,350
Graphic Packaging Holding Co.	108,300	1,428,477
International Paper Co.	142,800	7,851,144
Owens-Illinois Inc.[a]	56,258	1,344,566
Packaging Corp. of America	32,577	3,566,530
Sealed Air Corp.	67,725	2,946,715
Silgan Holdings Inc.	25,983	787,285
Sonoco Products Co.	34,435	1,669,409
WestRock Co.	86,845	4,986,640

		40,901,707
ELECTRICAL EQUIPMENT — 4.63%
Acuity Brands Inc.	15,258	3,092,034
AMETEK Inc.	79,585	4,900,844
Eaton Corp. PLC	154,694	12,104,805
Emerson Electric Co.	222,892	13,286,592
EnerSys	15,058	1,088,242

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2017

Security	Shares	Value
Generac Holdings Inc.[a]	21,800	$784,146
Hubbell Inc.	17,761	2,109,829
Regal Beloit Corp.	15,536	1,294,925
Rockwell Automation Inc.	44,556	7,353,077
Sensata Technologies Holding NVa,b	59,147	2,668,713

		48,683,207

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.52%
Amphenol Corp. Class A	105,695	8,098,351
Anixter International Inc.[a]	9,903	779,861
Arrow Electronics Inc.[a]	30,790	2,502,919
Avnet Inc.	43,359	1,664,119
Belden Inc.	14,638	1,053,058
Cognex Corp.	29,969	2,848,853
FLIR Systems Inc.	47,196	1,761,355
IPG Photonics Corp.[a]	12,977	1,980,809
Itron Inc.[a]	11,706	854,538
Jabil Inc.	63,043	1,922,812
Keysight Technologies Inc.[a]	63,837	2,654,981
Littelfuse Inc.	7,878	1,419,458
National Instruments Corp.	36,866	1,516,667
TE Connectivity Ltd.	122,782	9,870,445
Trimble Inc.[a]	87,468	3,273,927
Universal Display Corp.[b]	15,454	1,863,752
VeriFone Systems Inc.[a]	38,650	754,062
Vishay Intertechnology Inc.[b]	46,225	825,116
Zebra Technologies Corp. Class Aa	18,321	1,863,612

		47,508,695

INDUSTRIAL CONGLOMERATES — 15.70%
3M Co.	206,673	41,576,408
Carlisle Companies Inc.	22,336	2,179,770
General Electric Co.	3,011,834	77,133,069
Honeywell International Inc.	263,653	35,888,446
Roper Technologies Inc.	35,283	8,201,886

		164,979,579
INTERNET SOFTWARE & SERVICES — 0.30%
CoStar Group Inc.[a]	11,330	3,121,982

		3,121,982
IT SERVICES — 12.66%
Accenture PLC Class A	214,447	27,625,063
Alliance Data Systems Corp.	19,257	4,649,218
Automatic Data Processing Inc.	154,729	18,398,825
Booz Allen Hamilton Holding Corp.	51,329	1,760,585
Broadridge Financial Solutions Inc.	40,659	3,084,392
Conduent Inc.[a]	61,047	1,007,886
Convergys Corp.	32,792	786,024
CoreLogic Inc./U.S.[a]	29,380	1,338,259
Euronet Worldwide Inc.[a]	18,109	1,749,510
Fidelity National Information Services Inc.	114,334	10,429,547
First Data Corp. Class Aa	69,002	1,287,577

Security	Shares	Value
Fiserv Inc.[a]	73,451	$9,438,454
FleetCor Technologies Inc.[a]	31,907	4,851,778
Genpact Ltd.	45,473	1,318,717
Global Payments Inc.	52,738	4,976,885
Jack Henry & Associates Inc.	26,856	2,882,186
MAXIMUS Inc.	22,403	1,352,245
NeuStar Inc. Class Aa	11,647	389,010
Paychex Inc.	110,578	6,396,937
PayPal Holdings Inc.[a]	386,360	22,621,378
Sabre Corp.	71,427	1,580,680
Total System Services Inc.	57,287	3,635,433
WEX Inc.[a,b]	13,343	1,450,117

		133,010,706
LIFE SCIENCES TOOLS & SERVICES — 1.36%
Agilent Technologies Inc.	111,459	6,664,134
Mettler-Toledo International Inc.[a]	8,937	5,121,616
PerkinElmer Inc.	38,039	2,504,107

		14,289,857
MACHINERY — 13.28%
Actuant Corp. Class Ab	20,670	500,214
AGCO Corp.	23,075	1,664,630
Allison Transmission Holdings Inc.	52,545	1,986,201
Caterpillar Inc.	203,760	23,218,452
Colfax Corp.[a]	34,214	1,412,354
Crane Co.	17,466	1,318,683
Cummins Inc.	53,442	8,972,912
Deere & Co.	101,770	13,055,056
Donaldson Co. Inc.	45,685	2,169,581
Dover Corp.	53,841	4,522,644
Flowserve Corp.	45,174	1,858,007
Fortive Corp.	104,281	6,751,152
Graco Inc.	19,277	2,236,903
Hillenbrand Inc.	21,936	789,696
IDEX Corp.	26,390	3,075,491
Illinois Tool Works Inc.	107,530	15,130,546
Ingersoll-Rand PLC	88,538	7,780,719
ITT Inc.	30,778	1,261,898
Kennametal Inc.	28,009	1,033,532
Lincoln Electric Holdings Inc.	21,467	1,873,210
Mueller Industries Inc.	19,998	629,937
Nordson Corp.	18,530	2,353,310
Oshkosh Corp.	25,867	1,781,202
PACCAR Inc.	121,489	8,315,922
Parker-Hannifin Corp.	46,066	7,646,035
Pentair PLC	57,986	3,657,177
Terex Corp.	33,768	1,329,446
Timken Co. (The)	24,418	1,111,019
Toro Co. (The)	37,200	2,644,548
Trinity Industries Inc.	52,603	1,441,848
Wabtec Corp./DEb	29,855	2,249,873
Welbilt Inc.[a,b]	48,196	939,340
Woodward Inc.	19,111	1,336,623
Xylem Inc./NY	62,148	3,525,656

		139,573,817

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2017

Security	Shares	Value
MARINE — 0.11%
Kirby Corp.[a,b]	18,783	$1,143,885

		1,143,885
MULTI-UTILITIES — 0.17%
MDU Resources Group Inc.	67,663	1,782,920

		1,782,920
PAPER & FOREST PRODUCTS — 0.12%
Louisiana-Pacific Corp.[a]	50,241	1,261,552

		1,261,552
PROFESSIONAL SERVICES — 1.57%
Advisory Board Co. (The)[a,b]	14,086	791,633
Equifax Inc.	41,573	6,046,377
FTI Consulting Inc.[a]	14,488	475,351
ManpowerGroup Inc.	23,187	2,484,487
Robert Half International Inc.	43,979	1,990,050
Verisk Analytics Inc. Class Aa	53,184	4,640,836

		16,428,734
ROAD & RAIL — 6.52%
CSX Corp.	319,108	15,744,789
Genesee & Wyoming Inc. Class Aa,b	21,259	1,385,236
JB Hunt Transport Services Inc.	29,657	2,690,187
Kansas City Southern	36,686	3,785,628
Landstar System Inc.	14,563	1,210,914
Norfolk Southern Corp.	100,215	11,282,205
Old Dominion Freight Line Inc.	23,955	2,297,524
Ryder System Inc.	18,592	1,352,754
Union Pacific Corp.	279,241	28,750,653

		68,499,890
TRADING COMPANIES & DISTRIBUTORS — 1.96%
Air Lease Corp.	33,363	1,320,508
Applied Industrial Technologies Inc.	13,530	764,445
Fastenal Co.	100,037	4,297,590
GATX Corp.	13,569	838,971
HD Supply Holdings Inc.[a]	69,682	2,263,968
MRC Global Inc.[a]	32,591	532,537
MSC Industrial Direct Co. Inc. Class A	15,581	1,109,523
NOW Inc.[a]	37,316	594,444
United Rentals Inc.[a]	29,228	3,476,963
Watsco Inc.	10,490	1,581,577
WESCO International Inc.[a]	14,521	744,201
WW Grainger Inc.	18,588	3,099,363

		20,624,090

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.19%
Macquarie Infrastructure Corp.	26,319	$1,995,243

		1,995,243

TOTAL COMMON STOCKS
(Cost: $992,787,447)		1,048,735,287

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	13,467,976	13,472,016
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	1,864,906	1,864,906

		15,336,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,336,136)		15,336,922

TOTAL INVESTMENTS IN SECURITIES — 101.27%
(Cost: $1,008,123,583)[f]		1,064,072,209
Other Assets, Less Liabilities — (1.27)%		(13,318,834)

NET ASSETS — 100.00%		$1,050,753,375

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,012,430,845. Net unrealized appreciation was $51,641,364, of which $102,695,308 represented gross unrealized appreciation on securities and $51,053,944 represented gross unrealized depreciation on securities.

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,048,735,287	$—	$—	$1,048,735,287
Money market funds	15,336,922	—	—	15,336,922

Total	$1,064,072,209	$—	$—	$1,064,072,209

131

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 100.00%

COMMERCIAL SERVICES & SUPPLIES — 0.07%
Pitney Bowes Inc.	148,520	$2,337,705

		2,337,705
COMMUNICATIONS EQUIPMENT — 6.34%
Arista Networks Inc.[a,b]	47,230	7,050,967
ARRIS International PLC[a]	150,478	4,207,365
Brocade Communications Systems Inc.	525,768	6,640,450
Ciena Corp.[a,b]	114,104	2,938,178
Cisco Systems Inc.	4,133,617	130,002,255
CommScope Holding Co. Inc.[a]	155,243	5,709,837
EchoStar Corp. Class Aa	38,479	2,336,830
F5 Networks Inc.[a]	52,076	6,288,177
Finisar Corp.[a]	89,758	2,443,213
Harris Corp.	129,798	14,857,977
InterDigital Inc./PA	27,916	2,033,681
Juniper Networks Inc.	306,270	8,560,246
Lumentum Holdings Inc.[a,b]	45,795	2,866,767
Motorola Solutions Inc.	167,903	15,225,444
NetScout Systems Inc.[a]	73,437	2,533,576
Palo Alto Networks Inc.[a,b]	73,822	9,728,263
Plantronics Inc.	26,983	1,219,092
ViaSat Inc.[a,b]	42,661	2,819,465
Viavi Solutions Inc.[a,b]	181,674	1,992,964

		229,454,747
CONSTRUCTION & ENGINEERING — 0.06%
Dycom Industries Inc.[a]	25,056	2,270,073

		2,270,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.07%
Zayo Group Holdings Inc.[a,b]	79,288	2,599,853

		2,599,853
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.12%
CDW Corp./DE	159,809	10,136,685
Corning Inc.	816,444	23,791,178
SYNNEX Corp.	27,255	3,241,165
Tech Data Corp.[a]	30,980	3,172,352

		40,341,380
HEALTH CARE TECHNOLOGY — 1.02%
Allscripts Healthcare Solutions Inc.[a,b]	146,470	1,803,046
athenahealth Inc.[a,b]	37,855	5,236,104
Cerner Corp.[a,b]	269,341	17,337,480
Medidata Solutions Inc.[a]	44,621	3,427,339
Veeva Systems Inc. Class Aa,b	141,328	9,011,073

		36,815,042

Security	Shares	Value
HOUSEHOLD DURABLES — 0.15%
Garmin Ltd.	107,960	$5,418,512

		5,418,512
INTERNET SOFTWARE & SERVICES — 21.84%
Akamai Technologies Inc.[a]	212,379	10,011,546
Alphabet Inc. Class Aa	213,023	201,413,246
Alphabet Inc. Class Ca	213,353	198,524,967
Cars.com Inc.[a,b]	103,967	2,526,398
eBay Inc.[a]	910,239	32,522,839
Facebook Inc. Class Aa	1,752,893	296,677,140
GrubHub Inc.[a,b]	110,575	5,100,825
IAC/InterActiveCorp[a]	85,468	8,942,517
j2 Global Inc.	53,530	4,530,244
Pandora Media Inc.[a,b]	193,470	1,731,557
Twitter Inc.[a,b]	552,252	8,885,735
VeriSign Inc.[a,b]	106,484	10,772,986
Zillow Group Inc. Class Aa	37,463	1,701,944
Zillow Group Inc. Class Ca	162,480	7,337,597

		790,679,541
IT SERVICES — 6.01%
Amdocs Ltd.	143,353	9,629,021
CACI International Inc. Class Aa	19,681	2,462,093
Cognizant Technology Solutions Corp. Class A	525,867	36,453,100
CSRA Inc.	116,944	3,813,544
DST Systems Inc.	49,488	2,716,891
DXC Technology Co.	256,790	20,127,200
EPAM Systems Inc.[a]	46,119	3,963,006
Gartner Inc.[a]	91,357	11,722,930
International Business Machines Corp.	712,278	103,045,258
Leidos Holdings Inc.	117,077	6,256,595
Science Applications International Corp.	34,909	2,457,943
Teradata Corp.[a]	105,374	3,353,001
Vantiv Inc. Class Aa	183,739	11,676,614

		217,677,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.40%
Advanced Micro Devices Inc.[a,b]	621,164	8,454,042
Analog Devices Inc.	304,990	24,097,260
Applied Materials Inc.	863,174	38,247,240
Broadcom Ltd.	337,084	83,145,139
Cavium Inc.[a,b]	54,635	3,384,092
Cirrus Logic Inc.[a]	51,847	3,185,480
Cree Inc.[a,b]	77,487	2,007,688
Cypress Semiconductor Corp.	265,154	3,765,187
Integrated Device Technology Inc.[a,b]	106,455	2,782,734
Intel Corp.	3,887,310	137,882,886
KLA-Tencor Corp.	125,812	11,653,966
Lam Research Corp.	129,569	20,661,073
Marvell Technology Group Ltd.	392,999	6,115,064
Maxim Integrated Products Inc.	226,622	10,297,704

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2017

Security	Shares	Value
Microchip Technology Inc.	184,189	$14,742,487
Micron Technology Inc.[a]	835,309	23,488,889
Microsemi Corp.[a]	92,945	4,840,576
NVIDIA Corp.	495,319	80,494,291
ON Semiconductor Corp.[a,b]	338,644	5,062,728
Qorvo Inc.[a,b]	102,301	7,013,757
QUALCOMM Inc.	1,186,719	63,121,584
Semtech Corp.[a]	52,257	2,069,377
Silicon Laboratories Inc.[a]	34,084	2,559,708
Skyworks Solutions Inc.	148,168	15,538,378
Synaptics Inc.[a,b]	27,527	1,448,195
Teradyne Inc.	160,126	5,538,758
Texas Instruments Inc.	845,780	68,829,576
Versum Materials Inc.	87,470	3,084,192
Xilinx Inc.	199,111	12,595,762

		666,107,813
SOFTWARE — 25.59%
ACI Worldwide Inc.[a,b]	120,305	2,787,467
Adobe Systems Inc.[a]	422,366	61,872,395
ANSYS Inc.[a]	88,758	11,498,599
Aspen Technology Inc.[a]	59,842	3,403,215
Autodesk Inc.[a]	165,859	18,375,519
Blackbaud Inc.	50,496	4,662,801
CA Inc.	264,601	8,213,215
Cadence Design Systems Inc.[a]	294,055	10,850,630
CDK Global Inc.	165,040	10,856,331
Citrix Systems Inc.[a]	121,198	9,572,218
CommVault Systems Inc.[a]	33,367	1,987,005
Dell Technologies Inc. Class Va	108,668	6,984,092
Ellie Mae Inc.[a,b]	46,287	4,037,152
Fair Isaac Corp.	31,468	4,485,763
FireEye Inc.[a,b]	127,783	1,869,465
Fortinet Inc.[a]	120,242	4,438,132
Guidewire Software Inc.[a,b]	59,519	4,294,891
Intuit Inc.	222,457	30,523,325
Manhattan Associates Inc.[a]	55,680	2,461,056
Microsoft Corp.	5,854,864	425,648,613
Nuance Communications Inc.[a]	206,429	3,571,222
Oracle Corp.	2,486,212	124,136,565
Proofpoint Inc.[a,b]	35,187	2,999,340
PTC Inc.[a]	92,980	5,131,566
Red Hat Inc.[a]	164,975	16,311,078
salesforce.com Inc.[a]	577,528	52,439,542
ServiceNow Inc.[a]	156,381	17,272,281
Splunk Inc.[a,b]	111,352	6,682,234
SS&C Technologies Holdings Inc.	177,172	6,867,187
Symantec Corp.	510,676	15,825,849
Synopsys Inc.[a]	154,309	11,815,440
Tableau Software Inc. Class Aa,b	48,260	3,110,357
Tyler Technologies Inc.[a,b]	37,484	6,440,126
Ultimate Software Group Inc. (The)[a,b]	27,081	6,112,453
Verint Systems Inc.[a]	50,451	2,000,382
VMware Inc. Class Aa,b	66,631	6,177,360
Workday Inc. Class Aa,b	105,168	10,738,704

		926,453,570

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.33%
3D Systems Corp.[a,b]	86,047	$1,445,590
Apple Inc.	4,017,443	597,514,297
Diebold Nixdorf Inc.	61,211	1,432,337
Electronics For Imaging Inc.[a,b]	37,122	1,803,387
Hewlett Packard Enterprise Co.	1,337,229	23,414,880
HP Inc.	1,352,106	25,825,225
NCR Corp.[a]	97,543	3,692,002
NetApp Inc.	240,812	10,456,057
Seagate Technology PLC	238,199	7,851,039
Western Digital Corp.	248,131	21,120,911
Xerox Corp.	171,485	5,259,445

		699,815,170

TOTAL COMMON STOCKS
(Cost: $2,994,254,750)		3,619,970,602

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	73,869,120	73,891,281
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	3,043,679	3,043,679

		76,934,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,919,418)		76,934,960

TOTAL INVESTMENTS IN SECURITIES — 102.13%
(Cost: $3,071,174,168)[f]		3,696,905,562
Other Assets, Less Liabilities — (2.13)%		(77,003,093)

NET ASSETS — 100.00%		$3,619,902,469

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $3,092,416,614. Net unrealized appreciation was $604,488,948, of which $728,164,580 represented gross unrealized appreciation on securities and $123,675,632 represented gross unrealized depreciation on securities.

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,619,970,602	$—	$—	$3,619,970,602
Money market funds	76,934,960	—	—	76,934,960

Total	$3,696,905,562	$—	$—	$3,696,905,562

134

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

ELECTRIC UTILITIES — 58.61%
ALLETE Inc.	46,897	$3,436,143
Alliant Energy Corp.	210,445	8,529,336
American Electric Power Co. Inc.	454,206	32,039,691
Duke Energy Corp.	646,502	55,030,250
Edison International	300,959	23,679,454
El Paso Electric Co.	37,399	1,941,008
Entergy Corp.	165,778	12,718,488
Eversource Energy	292,717	17,794,267
Exelon Corp.	855,460	32,798,336
FirstEnergy Corp.	409,896	13,079,781
Great Plains Energy Inc.	198,782	6,134,413
Hawaiian Electric Industries Inc.	100,275	3,308,072
IDACORP Inc.	46,464	4,012,631
NextEra Energy Inc.	432,455	63,177,351
PG&E Corp.	471,665	31,927,004
Pinnacle West Capital Corp.	103,052	8,937,700
PNM Resources Inc.	73,441	2,926,624
Portland General Electric Co.	82,128	3,670,300
PPL Corp.	631,068	24,188,837
Southern Co. (The)	918,737	44,035,064
Westar Energy Inc.	131,210	6,658,908
Xcel Energy Inc.	469,034	22,189,999

		422,213,657
GAS UTILITIES — 5.74%
Atmos Energy Corp.	97,256	8,437,930
National Fuel Gas Co.	78,758	4,663,261
New Jersey Resources Corp.	79,696	3,359,186
ONE Gas Inc.	48,352	3,519,059
South Jersey Industries Inc.	73,278	2,489,254
Southwest Gas Holdings Inc.	43,850	3,512,385
Spire Inc.	44,495	3,230,337
UGI Corp.	159,917	8,071,011
WGL Holdings Inc.	47,229	4,048,470

		41,330,893
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.76%
AES Corp./VA	609,778	6,817,318
Calpine Corp.[a,b]	332,654	4,783,565
Dynegy Inc.[a,b]	121,065	1,087,164
NRG Energy Inc.	291,436	7,175,154

		19,863,201
MULTI-UTILITIES — 30.19%
Ameren Corp.	224,130	12,573,693
Avista Corp.	61,541	3,237,672
Black Hills Corp.	49,299	3,434,168
CenterPoint Energy Inc.	398,094	11,222,270
CMS Energy Corp.	259,061	11,978,981
Consolidated Edison Inc.	282,087	23,373,729
Dominion Energy Inc.	581,010	44,842,352
DTE Energy Co.	165,706	17,740,484

Security	Shares	Value
NiSource Inc.	298,777	$7,786,129
NorthWestern Corp.	45,585	2,634,357
Public Service Enterprise Group Inc.	467,293	21,014,166
SCANA Corp.	132,017	8,497,934
Sempra Energy	231,701	26,184,530
Vectren Corp.	76,487	4,597,633
WEC Energy Group Inc.	291,509	18,356,322

		217,474,420
WATER UTILITIES — 2.61%
American Water Works Co. Inc.	164,600	13,349,060
Aqua America Inc.	163,753	5,466,075

		18,815,135

TOTAL COMMON STOCKS (Cost: $723,920,389)		719,697,306

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[c,d,e]	4,454,990	4,456,327
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[c,d]	724,388	724,388

		5,180,715

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,180,715)		5,180,715

TOTAL INVESTMENTS IN SECURITIES — 100.63% (Cost: $729,101,104)[f]		724,878,021
Other Assets, Less Liabilities — (0.63)%		(4,535,501)

NET ASSETS — 100.00%		$720,342,520

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $731,561,952. Net unrealized depreciation was $6,683,931, of which $36,550,468 represented gross unrealized appreciation on securities and $43,234,399 represented gross unrealized depreciation on securities.

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$719,697,306	$—	$—	$719,697,306
Money market funds	5,180,715	—	—	5,180,715

Total	$724,878,021	$—	$—	$724,878,021

136

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2017